UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 91.6%
Alabama: 3.9%
$120,000	Board of Trustees of the University of Alabama, Series B (RB) 5.00%, 07/01/24 (c)	$145,456
California: 19.9%
55,000	State of California, State Public Works, Board, Various Capital Projects, Series C (RB) 5.00%, 03/01/25	67,677
	State of California, Various Purpose (GO)
150,000	5.00%, 08/01/23	181,137
95,000	5.00%, 08/01/24	116,575
150,000	5.00%, 09/01/24	184,335
150,000	5.00%, 09/01/24	184,335
		734,059
Florida: 4.1%
125,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	150,613
Illinois: 2.3%
75,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	86,138
Indiana: 1.8%
55,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 01/01/24	65,574
Kansas: 3.5%
110,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	130,173
Massachusetts: 7.7%
100,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/24	122,461
50,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/23	60,432
85,000	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB) 5.00%, 08/15/24	102,209
		285,102
Minnesota: 5.6%
170,000	State of Minnesota, Series A (GO) 5.00%, 08/01/23	205,289
Missouri: 1.5%
45,000	Missouri State Environmental Improvement & Energy Resources Authority, Series B (RB) 5.00%, 01/01/24	54,684
Nevada: 5.8%
75,000	Clark County School District, Series A (GO) 5.00%, 06/15/24	90,113
100,000	Clark County Water Reclamation District, Limited Tax (GO) 5.00%, 07/01/25	123,662
		213,775
New Jersey: 4.3%
150,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB) 5.00%, 03/01/23 (c)	160,522
New York: 16.3%
125,000	City of New York NY, Series A (GO) 5.00%, 08/01/23	150,071
45,000	City of New York NY, Series J (GO) 5.00%, 08/01/24	54,820
75,000	New York State Environmental Facilities Corp., Series D (RB) 5.00%, 03/15/24	91,898
250,000	New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 03/15/25	307,697
		604,486
Pennsylvania: 3.1%
95,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/24	113,468
Texas: 4.0%
80,000	City of Austin TX Water & Wastewater System Revenue, Series A (RB) 5.00%, 11/15/23	96,409
40,000	Texas A&M University, Financing Sytem, Series E (RB) 5.00%, 05/15/25	49,486
		145,895
Virginia: 4.5%
	County of Loudoun VA, Series A (GO) (SAW)
90,000	5.00%, 12/01/22 (c)	106,933
50,000	5.00%, 12/01/23	60,829
		167,762
Washington: 3.3%
100,000	County of King, Washington Sewer Revenue, Series A (GO) 5.00%, 07/01/24	122,895
Total Municipal Bonds (Cost: $3,402,489)		3,385,891

Number of Shares
MONEY MARKET FUND: 8.3% (Cost: $308,470)
308,470	Dreyfus Government Cash Management Fund - Institutional Shares	308,470
Total Investments: 99.9% (Cost: $3,710,959)		3,694,361
Other assets less liabilities: 0.1%		4,090
NET ASSETS: 100.0%		$3,698,451

GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector	% of Investments	Value
Education	10.0%	$368,842
Health Care	2.8	102,209
Leasing	6.2	228,199
Local	19.2	709,323
Power	1.8	65,574
Special Tax	8.3	307,697
State	26.9	994,132
Transportation	7.6	280,786
Water & Sewer	8.9	329,129
Money Market Fund	8.3	308,470
	100.0%	$3,694,361

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$3,385,891	$—	$3,385,891
Money Market Fund	308,470	—	—	308,470
Total	$308,470	$3,385,891	$—	$3,694,361

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.1%
California: 12.8%
$100,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	$117,131
110,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 4.00%, 05/15/25 (c)	116,796
100,000	State of California (GO) 5.00%, 02/01/25 (c)	116,766
250,000	State of California, Various Purpose (GO) 4.00%, 09/01/26 (c)	274,950
		625,643
Connecticut: 1.8%
75,000	University of Connecticut, Series A (RB) 5.00%, 03/15/26 (c)	86,006
District of Columbia: 1.8%
75,000	District of Columbia, Series A (GO) 5.00%, 06/01/26 (c)	89,440
Florida: 6.1%
100,000	City of Port St. Lucie, Utility System Revenue (RB) 5.00%, 09/01/26 (c)	118,760
75,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	88,255
75,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	89,841
		296,856
Hawaii: 5.4%
225,000	State of Hawaii, Series O (GO) 5.00%, 08/01/24 (c)	264,838
Illinois: 3.9%
100,000	Cook County Community College District No. 508 (GO) 5.00%, 12/01/23 (c)	102,998
75,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	85,472
		188,470
Indiana: 1.8%
75,000	Indiana Finance Authority First Lien Wastewater Utility. Series A (RB) 5.00%, 10/01/24 (c)	89,554
Louisiana: 1.8%
75,000	State of Louisiana, Series D (GO) 5.00%, 09/01/26 (c)	89,136
Massachusetts: 2.0%
100,000	Commonwealth of Massachusetts Consolidated Loan, Series D (GO) 3.00%, 09/01/25 (c)	100,427
Michigan: 1.8%
75,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	87,703
Missouri: 1.8%
75,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	87,326
Nebraska: 1.8%
75,000	Nebraska Public Power District (RB) 5.00%, 01/01/26 (c)	87,716
New Jersey: 2.3%
100,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	111,566
New York: 12.7%
100,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	118,521
75,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) 5.00%, 11/15/25 (c)	88,885
75,000	New York State Thruway Authority General Revenue Junior Indebtedness Obligations, Series A (RB) 5.00%, 01/01/26 (c)	88,705
100,000	New York State Thruway Authority, Series A (RB) 5.00%, 01/01/26 (c)	115,411
175,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	209,739
		621,261
Pennsylvania: 9.5%
250,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	292,840
150,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	172,881
		465,721
South Carolina: 6.4%
75,000	Charleston Educational Excellence Finance Corp., Installment Purchase Revenue Refunding Bonds, Series B (RB) 5.00%, 12/01/23 (c)	87,726
200,000	South Carolina Public Service Authority Tax-Exempt, Series C (RB) 5.00%, 12/01/24 (c)	223,756
		311,482
Texas: 15.7%
75,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	87,165
150,000	Cities of Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	167,319
75,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	91,232
100,000	Harris County, Texas Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	118,591
250,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	301,382
		765,689
Utah: 1.7%
75,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/26 (c)	82,331
Washington: 7.0%
100,000	Kitsap County School District No 401 Central Kitsap (GO) (SBG) 4.00%, 06/01/26 (c)	107,782
200,000	State of Washington Various Purpose, Series R (GO) 5.00%, 01/01/25 (c)	235,852
		343,634
Total Municipal Bonds (Cost: $4,888,741)		4,794,799

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $30,221)
30,221	Dreyfus Government Cash Management Fund - Institutional Shares	30,221
Total Investments: 98.7% (Cost: $4,918,962)		4,825,020
Other assets less liabilities: 1.3%		62,255
NET ASSETS: 100.0%		$4,887,275

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
RB	Revenue Bond
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector	% of Investments	Value
Education	3.6%	$173,709
Leasing	6.1	294,363
Local	16.8	810,170
Power	12.6	608,537
Special Tax	7.8	373,819
State	26.6	1,282,975
Transportation	15.5	750,072
Water & Sewer	10.4	501,154
Money Market Fund	0.6	30,221
	100.0%	$4,825,020

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$4,794,799	$—	$4,794,799
Money Market Fund	30,221	—	—	30,221
Total	$30,221	$4,794,799	$—	$4,825,020

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.1%
Alabama: 1.2%
	Alabama Federal Aid Highway Finance Authority (RB)
$2,665,000	4.00%, 09/01/24 (c)	$2,886,808
100,000	5.00%, 09/01/22 (c)	118,177
60,000	5.00%, 09/01/24 (c)	71,692
1,500,000	5.00%, 09/01/24 (c)	1,781,430
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
190,000	5.00%, 09/01/26 (c)	227,848
10,000	5.00%, 09/01/26 (c)	11,938
500,000	5.00%, 09/01/27 (c)	606,765
150,000	5.00%, 09/01/27	189,167
15,000	Alabama Public School & College Authority, Series A (RB) 5.00%, 02/01/24 (c)	18,124
30,000	Alabama Public School & College Authority, Series B (RB) 5.00%, 01/01/24	36,212
25,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/24	30,223
	Alabama Public School and College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	644,236
2,395,000	5.00%, 07/01/24 (c)	2,906,524
2,275,000	5.00%, 07/01/24 (c)	2,777,479
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,004
25,000	5.00%, 06/01/26 (c)	30,231
35,000	Board of Water and Sewer Commissioners of the City of Mobile (RB) 5.00%, 01/01/23 (c)	40,671
	County of Jefferson (RB)
500,000	5.00%, 03/15/27 (c)	597,280
500,000	5.00%, 03/15/27 (c)	601,980
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	484,740
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	329,139
2,330,000	5.00%, 09/01/31	2,799,355
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,084,518
225,000	UAB Medicine Finance Authority (RB) 5.00%, 09/01/26 (c)	265,817
25,000	University of Alabama, Series B (RB) 5.00%, 07/01/23	29,869
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	705,331
250,000	5.00%, 01/01/27 (c)	297,727
775,000	5.00%, 01/01/27 (c)	945,283
		20,530,568
Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
150,000	5.00%, 12/01/23 (c)	173,051
15,000	5.00%, 06/01/25 (c)	17,898
500,000	5.00%, 06/01/27 (c)	591,280
140,000	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB) 5.25%, 09/01/25 (c)	167,096
350,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/24	427,756
	State of Alaska, Series B (GO)
525,000	5.00%, 02/01/23 (c)	617,925
55,000	5.00%, 02/01/23 (c)	64,830
1,525,000	5.00%, 08/01/25 (c)	1,767,368
1,125,000	5.00%, 08/01/25 (c)	1,318,759
25,000	5.00%, 08/01/25 (c)	29,803
		5,175,766
Arizona: 1.5%
	Arizona Board of Regents, Arizona State University System, Series A (RB)
40,000	5.00%, 07/01/23	48,041
45,000	5.00%, 07/01/25 (c)	54,722
50,000	Arizona Board of Regents, University of Arizona Projects, Series A (CP) 5.00%, 06/01/24	60,200
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	364,118
	Arizona Department of Transportation State Highway Fund Revenue (RB)
10,000	5.00%, 07/01/23	12,061
10,000	5.00%, 07/01/24 (c)	12,187
1,050,000	5.00%, 07/01/26 (c)	1,270,636
800,000	5.00%, 07/01/26 (c)	973,128
65,000	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB) 5.00%, 07/01/22 (c)	76,169
60,000	Arizona Health Facilities Authority, Banner Health, Series A (RB) 5.00%, 01/01/25	72,893
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	231,744
1,000,000	5.00%, 07/01/22 (c)	1,085,440
1,335,000	5.00%, 07/01/22 (c)	1,455,417
200,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	234,886
15,000	Arizona State University, Revenue and Refunding, Series A (RB) 5.00%, 07/01/22 (c)	17,423
	Arizona State University, Revenue and Refunding, Series B (RB)
45,000	5.00%, 07/01/23	54,046
60,000	5.00%, 07/01/24	72,902
75,000	5.00%, 07/01/25 (c)	92,126
	Arizona Transportation Board, Highway Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,087,720
100,000	5.00%, 07/01/22 (c)	117,703
180,000	5.00%, 07/01/22 (c)	210,836
	Arizona Transportation Board, Maricopa County Regional Area (RB)
30,000	5.00%, 07/01/23	36,182
240,000	5.00%, 07/01/23	289,454
35,000	5.00%, 07/01/24	42,884
200,000	5.00%, 07/01/24 (c)	243,006
30,000	5.00%, 07/01/25	37,199
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	42,782
395,000	5.00%, 10/01/24 (c)	485,518
40,000	5.00%, 10/01/24	49,380
165,000	Board of Regents of University of Arizona System (RB) 5.00%, 06/01/26 (c)	195,764
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	904,117
	City of Chandler (GO)
15,000	5.00%, 07/01/23	18,081
30,000	5.00%, 07/01/24 (c)	36,517
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	528,809
1,170,000	5.00%, 01/01/18 (c)	1,189,820
445,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	543,318
	City of Mesa, Utility System Revenue (RB)
1,240,000	3.25%, 07/01/24 (c)	1,272,463
740,000	3.25%, 07/01/24 (c)	767,861
625,000	4.00%, 07/01/24 (c)	710,056
1,550,000	4.00%, 07/01/26 (c)	1,684,276
250,000	5.00%, 07/01/22 (c)	288,965
695,000	5.00%, 07/01/26 (c)	843,528
260,000	5.00%, 07/01/26 (c)	313,243
	City of Phoenix (GO)
1,250,000	4.00%, 07/01/24 (c)	1,430,562
85,000	4.00%, 07/01/24	98,296
	City of Phoenix Civic Improvement Corp. (RB)
10,000	5.00%, 07/01/23	11,973
115,000	5.00%, 07/01/24 (c)	137,246
10,000	5.00%, 07/01/24 (c)	12,042
25,000	5.00%, 07/01/26 (c)	29,965
15,000	5.00%, 07/01/26 (c)	18,287
620,000	5.00%, 07/01/26 (c)	748,067
20,000	City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/23	23,958
	City of Phoenix Civic Improvement Corp., Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,373,300
1,830,000	5.00%, 07/01/24 (c)	2,203,649
40,000	5.00%, 07/01/24 (c)	48,427
	City of Scottsdale (GO)
80,000	3.00%, 07/01/23	87,474
30,000	3.00%, 07/01/23	32,803
25,000	County of Pima Beach, Sewer System Revenue (RB) 5.00%, 07/01/25	30,812
40,000	Maricopa County Community College District (GO) 5.00%, 07/01/25	49,632
	Maricopa County Industrial Development Authority (RB)
20,000	3.13%, 01/01/27 (c)	19,818
15,000	5.00%, 01/01/25	18,223
640,000	5.00%, 01/01/29	791,520
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,940
	Salt River Project Agricultural Improvement and Power District (RB)
25,000	5.00%, 01/01/24	30,397
25,000	5.00%, 01/01/27 (c)	30,754
10,000	5.00%, 01/01/27 (c)	12,397
50,000	5.00%, 01/01/27	63,005
	State of Arizona (CP)
40,000	5.00%, 09/01/23	47,693
110,000	5.00%, 10/01/24	133,137
	University of Arizona (RB)
85,000	4.00%, 06/01/25	98,326
100,000	5.00%, 06/01/26 (c)	119,254
		25,840,578
Arkansas: 0.3%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	884,522
	State of Arkansas, Federal Highway Grant Anticipation (GO)
1,090,000	4.00%, 10/01/23 (c)	1,231,264
205,000	5.00%, 10/01/23	247,876
265,000	5.00%, 04/01/24	322,643
1,425,000	5.00%, 10/01/24 (c)	1,741,849
		4,428,154
California: 16.0%
105,000	ABAG Finance Authority For Nonprofit Corp., Series A (RB) 5.00%, 04/01/23 (c)	120,927
	Airport Commission of San Francisco, Second Series A (RB)
40,000	5.00%, 05/01/24	48,948
40,000	5.00%, 05/01/25	49,670
10,000	Airport Commission of San Francisco, Series B (RB) 5.00%, 10/01/22 (c)	11,672
	Airport Commission of San Francisco, Series D (RB)
40,000	5.00%, 05/01/24	48,948
165,000	5.00%, 05/01/25	204,890
	Alameda County, California Joint Powers Authority, Series A (RB)
15,000	5.00%, 12/01/23 (c)	17,711
120,000	5.00%, 12/01/23 (c)	141,451
1,380,000	5.25%, 12/01/23 (c)	1,693,136
65,000	5.25%, 12/01/23 (c)	79,529
	Anaheim Housing and Public Improvements Authority, Series A (RB)
40,000	5.00%, 10/01/21 (c)	45,800
30,000	5.00%, 10/01/21 (c)	34,376
	Bay Area Toll Authority, Series F-1 (RB)
110,000	5.00%, 04/01/22 (c)	128,348
1,115,000	5.00%, 04/01/22 (c)	1,294,939
90,000	5.00%, 04/01/22 (c)	105,278
230,000	5.00%, 04/01/22 (c)	268,136
130,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	149,795
	Bay Area Water Supply and Conservation Agency, Series A (RB)
1,195,000	5.00%, 04/01/23 (c)	1,400,612
15,000	5.00%, 04/01/23 (c)	17,714
	California Department of Water Resources, Central Valley Project Water System (RB)
1,540,000	5.00%, 12/01/24 (c)	1,866,264
65,000	5.00%, 12/01/24 (c)	80,071
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	823,635
1,865,000	4.00%, 06/01/26 (c)	2,058,867
1,210,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/23 (c)	1,413,897
250,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	297,805
100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB) 5.00%, 11/15/22 (c)	112,667
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	177,518
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,179,470
15,000	5.00%, 10/01/24	18,335
1,000,000	5.00%, 10/01/26 (c)	1,168,730
	California Health Facilities Financing Authority, Series A (RB)
510,000	4.00%, 03/01/23 (c)	532,802
55,000	4.00%, 03/01/26	62,884
15,000	5.00%, 07/01/23 (c)	17,506
20,000	5.00%, 10/01/24 (c)	24,296
30,000	5.00%, 10/01/24 (c)	35,844
20,000	5.00%, 08/15/26 (c)	24,182
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	29,621
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
10,000	5.00%, 10/01/24	12,376
90,000	5.00%, 10/01/25	112,931
60,000	5.00%, 04/01/26 (c)	75,388
75,000	5.00%, 04/01/26 (c)	90,557
515,000	5.00%, 04/01/26 (c)	641,000
2,050,000	5.00%, 04/01/26 (c)	2,533,123
10,000	5.00%, 04/01/26 (c)	12,268
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	174,152
700,000	California Municipal Finance Authority, Series A (RB) 5.00%, 02/01/27 (c)	818,076
50,000	California Municipal Finance Authority, Series B (RB) 5.00%, 10/01/25	62,264
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	107,655
150,000	5.00%, 09/01/24 (c)	175,032
105,000	5.00%, 09/01/24 (c)	126,460
250,000	5.00%, 09/01/24 (c)	299,447
900,000	5.00%, 09/01/24 (c)	1,093,905
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
75,000	5.25%, 10/01/24 (c)	89,912
695,000	5.25%, 10/01/24 (c)	856,455
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	5.00%, 09/01/24 (c)	273,476
1,000,000	5.00%, 09/01/24	1,225,150
460,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB) 2.50%, 10/01/26 (c)	434,272
595,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	704,391
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,115,000	5.00%, 09/01/23 (c)	1,316,012
425,000	5.00%, 09/01/23 (c)	509,184
280,000	5.00%, 09/01/23	337,988
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	276,404
520,000	3.25%, 12/01/25 (c)	530,275
120,000	3.38%, 12/01/25 (c)	121,170
	California State Public Works Board, Department of General Services, Series F (RB)
1,330,000	5.00%, 05/01/24	1,619,887
235,000	5.00%, 05/01/25	289,701
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,400,000	5.00%, 06/01/23 (c)	1,637,482
410,000	5.00%, 06/01/23 (c)	477,334
1,320,000	5.00%, 06/01/23 (c)	1,551,066
350,000	5.00%, 06/01/23 (c)	415,527
50,000	5.00%, 06/01/23 (c)	59,056
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	58,590
310,000	5.00%, 03/01/23 (c)	364,396
	California State Public Works Board, Judicial Council of California, Series B (RB)
235,000	5.00%, 10/01/24 (c)	277,004
1,010,000	5.00%, 10/01/24 (c)	1,208,960
960,000	5.00%, 10/01/24	1,177,085
930,000	California State Public Works Board, Lease Revenue, Series F (RB) 5.00%, 05/01/25 (c)	1,110,811
	California State Public Works Board, Series B (RB)
275,000	5.00%, 10/01/24 (c)	325,550
35,000	5.00%, 10/01/24 (c)	40,878
1,000,000	5.00%, 10/01/27 (c)	1,233,180
1,210,000	5.00%, 10/01/27 (c)	1,477,483
	California State Public Works Board, Series C (RB)
30,000	5.00%, 11/01/26 (c)	36,487
45,000	5.00%, 11/01/26 (c)	54,233
55,000	5.00%, 11/01/26 (c)	67,559
15,000	5.00%, 11/01/26 (c)	17,954
25,000	5.25%, 10/01/24 (c)	30,563
	California State Public Works Board, Series D (RB)
110,000	5.00%, 09/01/23	132,781
250,000	5.00%, 09/01/24 (c)	296,545
25,000	5.00%, 04/01/25	30,801
40,000	5.00%, 10/01/26 (c)	48,763
	California State Public Works Board, Series F (RB)
30,000	5.00%, 05/01/25 (c)	35,066
20,000	5.00%, 05/01/25 (c)	23,685
90,000	California State Public Works Board, Series H (RB) 3.00%, 12/01/25 (c)	91,126
	California State Public Works Board, Series I (RB)
15,000	5.00%, 11/01/23 (c)	17,832
25,000	5.25%, 11/01/23 (c)	29,925
100,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/27 (c)	121,108
425,000	California State Public Works Board, Various Capital Projects, Series C (RB) 4.00%, 11/01/26 (c)	457,648
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,208,080
	California State Public Works Board, Various Capital Projects, Series G (RB)
860,000	5.00%, 11/01/22 (c)	997,583
125,000	5.00%, 11/01/22 (c)	146,639
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	166,316
1,450,000	5.00%, 11/01/23	1,755,254
115,000	5.00%, 11/01/23 (c)	138,145
70,000	5.25%, 11/01/23 (c)	84,018
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	493,609
	California State University, Series A (RB)
25,000	4.00%, 11/01/22 (c)	27,114
25,000	5.00%, 11/01/23	30,446
55,000	5.00%, 11/01/23	66,982
45,000	5.00%, 11/01/24 (c)	55,218
25,000	5.00%, 11/01/25	31,409
2,000,000	5.00%, 11/01/25 (c)	2,375,280
15,000	5.00%, 11/01/25 (c)	18,150
35,000	5.00%, 11/01/25 (c)	42,646
2,060,000	5.00%, 11/01/25 (c)	2,557,572
15,000	5.00%, 11/01/25 (c)	17,975
10,000	5.00%, 05/01/26 (c)	12,005
140,000	5.00%, 05/01/26 (c)	167,212
85,000	5.00%, 05/01/26 (c)	106,679
510,000	5.00%, 05/01/27 (c)	619,150
755,000	5.00%, 05/01/27 (c)	921,696
1,015,000	5.00%, 05/01/27 (c)	1,253,982
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	553,633
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
480,000	3.00%, 02/15/26 (c)	473,779
725,000	5.00%, 02/15/26 (c)	892,286
735,000	5.00%, 02/15/26 (c)	893,040
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	559,010
260,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	275,109
	Chabot-Las Positas Community College District (GO)
20,000	3.13%, 08/01/23 (c)	20,568
60,000	4.00%, 08/01/23	69,126
270,000	5.00%, 08/01/23 (c)	323,638
85,000	5.00%, 08/01/23 (c)	101,564
500,000	5.00%, 08/01/23 (c)	593,655
	City and County of San Francisco, Series A (GO)
230,000	4.00%, 06/15/22 (c)	251,114
130,000	5.00%, 06/15/22 (c)	152,476
240,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	239,995
	City and County of San Francisco, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	23,954
10,000	5.00%, 06/15/23 (c)	12,014
	City of Bakersfield, California Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	266,878
55,000	5.00%, 09/15/23	66,675
15,000	5.00%, 09/15/25 (c)	18,081
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	590,050
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	478,404
	City of Los Angeles, California Wastewater System Revenue, Series A (RB)
620,000	5.00%, 06/01/23 (c)	740,268
20,000	5.00%, 06/01/25 (c)	24,669
250,000	5.00%, 06/01/27 (c)	307,087
	City of San Francisco, Public Utilities Commission Water Revenue, Series A (RB)
20,000	5.00%, 11/01/24	24,757
15,000	5.00%, 05/01/25 (c)	18,106
20,000	City of San Francisco, Public Utilities Commission Water Revenue, Series B (RB) 5.00%, 11/01/23	24,384
	City of San Francisco, Public Utilities Commission Water Revenue, Subseries A (RB)
65,000	5.00%, 11/01/24	80,460
25,000	5.00%, 11/01/26 (c)	30,107
30,000	5.00%, 11/01/26	37,995
	Coast Community College District (GO)
35,000	5.00%, 08/01/23 (c)	42,176
50,000	5.00%, 08/01/25 (c)	59,326
440,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	476,401
	Contra Costa Transportation Authority (RB)
35,000	5.00%, 03/01/25	43,573
20,000	5.00%, 03/01/25 (c)	23,659
	Contra Costa Water District (RB)
30,000	5.00%, 10/01/24 (c)	36,898
35,000	5.00%, 10/01/24	43,181
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	267,542
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	181,710
255,000	County of Santa Clara, Series B (GO) 3.00%, 08/01/22 (c)	257,004
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	740,113
15,000	East Bay Municipal Utility District Wastewater System Revenue (RB) 5.00%, 06/01/25	18,713
	East Bay Municipal Utility District Water System Revenue (RB)
10,000	4.00%, 06/01/24	11,666
50,000	5.00%, 06/01/25 (c)	59,976
10,000	5.00%, 06/01/25	12,492
40,000	5.00%, 06/01/25	49,968
15,000	5.00%, 06/01/25 (c)	18,185
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
1,000,000	5.00%, 06/01/24 (c)	1,179,360
285,000	5.00%, 06/01/24 (c)	336,514
1,000,000	5.00%, 06/01/24 (c)	1,191,950
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,147,167
750,000	5.00%, 06/01/29	968,535
	East Side Union High School District (GO)
10,000	5.00%, 08/01/23 (c)	11,773
20,000	5.00%, 08/01/23 (c)	23,634
25,000	5.00%, 08/01/23 (c)	29,872
	Eastern Municipal Water District, Financing Authority, Series B (RB)
550,000	5.00%, 07/01/26 (c)	662,139
75,000	5.00%, 07/01/26 (c)	90,962
250,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	298,542
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
350,000	5.00%, 07/01/26 (c)	419,811
400,000	5.00%, 07/01/26 (c)	482,624
25,000	5.00%, 07/01/26 (c)	30,523
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	36,021
445,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	449,948
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	198,366
900,000	5.00%, 06/01/23 (c)	1,041,903
1,035,000	5.00%, 06/01/23 (c)	1,191,440
115,000	5.00%, 06/01/25 (c)	133,811
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	59,303
40,000	5.00%, 08/01/23 (c)	47,694
535,000	5.00%, 08/01/23 (c)	639,592
	Imperial Irrigation District Electric System Revenue, Series C (RB)
180,000	5.00%, 05/01/26 (c)	213,588
750,000	5.00%, 05/01/26 (c)	894,480
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	129,839
	Los Angeles Community College District, Series A (GO)
3,200,000	4.00%, 08/01/24 (c)	3,442,400
1,315,000	5.00%, 08/01/24 (c)	1,577,961
165,000	5.00%, 08/01/24 (c)	197,160
30,000	5.00%, 08/01/24	37,060
1,565,000	5.00%, 08/01/24 (c)	1,889,315
60,000	5.00%, 08/01/24 (c)	73,939
1,355,000	5.00%, 08/01/24 (c)	1,664,753
245,000	5.00%, 08/01/24 (c)	297,565
15,000	Los Angeles Community College District, Series C (GO) 5.00%, 08/01/24	18,530
1,420,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	1,701,203
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,110,620
35,000	5.00%, 08/01/24 (c)	42,509
	Los Angeles Community College District, Series I (GO)
750,000	2.13%, 08/01/26 (c)	688,455
25,000	4.00%, 08/01/26	29,617
20,000	4.00%, 08/01/26 (c)	23,385
	Los Angeles County Metropolitan Transportation Authority (RB)
25,000	4.00%, 07/01/26 (c)	27,768
95,000	5.00%, 06/01/25	118,674
20,000	5.00%, 07/01/25	25,017
30,000	5.00%, 06/01/26 (c)	36,251
20,000	5.00%, 06/01/26 (c)	23,938
200,000	5.00%, 06/01/26 (c)	242,914
115,000	5.00%, 06/01/26 (c)	141,950
15,000	5.00%, 07/01/26 (c)	18,368
710,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	878,589
15,000	Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	17,890
	Los Angeles County Public Works Financing Authority, Series D (RB)
750,000	5.00%, 12/01/25 (c)	885,825
240,000	5.00%, 12/01/25 (c)	286,241
	Los Angeles Department of Water and Power, Series A (RB)
600,000	3.25%, 01/01/25 (c)	614,712
25,000	5.00%, 07/01/22 (c)	29,413
15,000	5.00%, 07/01/22 (c)	17,554
45,000	5.00%, 01/01/23 (c)	53,259
10,000	5.00%, 01/01/25 (c)	12,011
45,000	5.00%, 01/01/25 (c)	53,403
25,000	5.00%, 01/01/25 (c)	29,407
150,000	5.00%, 01/01/26 (c)	181,832
15,000	5.00%, 01/01/26 (c)	18,325
30,000	5.00%, 01/01/26 (c)	37,675
1,000,000	5.00%, 01/01/27 (c)	1,209,410
	Los Angeles Department of Water and Power, Series B (RB)
50,000	5.00%, 07/01/23 (c)	59,241
15,000	5.00%, 07/01/23 (c)	18,053
30,000	5.00%, 07/01/23 (c)	36,031
500,000	5.00%, 07/01/23 (c)	592,410
1,160,000	5.00%, 01/01/24 (c)	1,379,924
125,000	5.00%, 01/01/26 (c)	152,706
10,000	5.00%, 01/01/26 (c)	12,347
45,000	5.00%, 01/01/26 (c)	53,448
	Los Angeles Department of Water and Power, Series C (RB)
500,000	5.00%, 07/01/27 (c)	606,675
1,000,000	5.00%, 07/01/27 (c)	1,244,070
	Los Angeles Department of Water and Power, Series D (RB)
70,000	5.00%, 07/01/24 (c)	83,740
245,000	5.00%, 07/01/24 (c)	288,755
45,000	5.00%, 07/01/24	55,436
1,275,000	5.00%, 07/01/24 (c)	1,536,247
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/23	11,544
20,000	5.00%, 07/01/21 (c)	22,870
1,455,000	5.00%, 07/01/24	1,792,414
1,475,000	5.00%, 07/01/25 (c)	1,780,487
25,000	5.00%, 07/01/25 (c)	30,381
95,000	5.00%, 07/01/25 (c)	117,479
	Los Angeles Unified School District, Series B (GO)
250,000	3.00%, 07/01/26 (c)	249,697
700,000	3.00%, 07/01/26 (c)	704,900
35,000	5.00%, 07/01/24	43,117
605,000	5.00%, 07/01/24 (c)	733,774
1,770,000	5.00%, 07/01/26 (c)	2,183,525
2,750,000	5.00%, 07/01/26 (c)	3,342,652
	Los Angeles Unified School District, Series C (GO)
60,000	3.13%, 07/01/24 (c)	63,698
1,330,000	5.00%, 07/01/24	1,638,427
855,000	5.00%, 07/01/24 (c)	1,032,036
800,000	5.00%, 07/01/24 (c)	950,208
1,425,000	5.00%, 07/01/24 (c)	1,708,789
1,300,000	5.00%, 07/01/24 (c)	1,551,472
40,000	Los Angeles Unified School District, Series D (GO) 5.00%, 07/01/24 (c)	48,835
	Metropolitan Water District of Southern California (RB)
20,000	5.00%, 07/01/24	24,638
55,000	5.00%, 07/01/25 (c)	66,927
35,000	5.00%, 07/01/25 (c)	43,340
70,000	5.00%, 01/01/26 (c)	84,141
70,000	5.00%, 01/01/26 (c)	84,556
25,000	5.00%, 01/01/26 (c)	30,412
	Metropolitan Water District of Southern California, Series G (RB)
255,000	5.00%, 07/01/22 (c)	298,684
50,000	5.00%, 07/01/22 (c)	57,972
	Monterey Peninsula Community College District (GO)
615,000	2.88%, 02/01/26 (c) ^	416,742
550,000	2.89%, 02/01/26 (c) ^	388,773
570,000	2.98%, 02/01/26 (c) ^	369,400
1,010,000	3.29%, 02/01/26 (c) ^	626,139
200,000	Mount San Antonio Community College District (GO) 2.20%, 08/01/25 ^	168,972
	Municipal Improvement Corp. of Los Angeles (RB)
50,000	5.00%, 11/01/23	60,360
45,000	5.00%, 11/01/26 (c)	54,772
15,000	5.00%, 11/01/26 (c)	18,439
10,000	5.00%, 11/01/26	12,444
500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	603,505
	Northern California Transmission Agency (RB)
35,000	5.00%, 05/01/25	43,176
10,000	5.00%, 05/01/26 (c)	12,013
15,000	5.00%, 05/01/26 (c)	18,297
25,000	5.00%, 05/01/26 (c)	30,741
	Oakland Unified School District (GO) (AGM)
50,000	5.00%, 08/01/25 (c)	60,579
925,000	5.00%, 08/01/26 (c)	1,151,532
100,000	5.00%, 08/01/26	125,896
	Oakland Unified School District, Series A (GO)
225,000	5.00%, 08/01/25 (c)	263,752
375,000	5.00%, 08/01/25 (c)	443,445
760,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	888,736
	Orange County Sanitation District (RB)
20,000	5.00%, 02/01/26 (c)	24,111
45,000	5.00%, 02/01/26 (c)	54,636
	Orange County Transportation Authority, 91 Express Lanes Toll Road, Senior Lien (RB)
25,000	5.00%, 08/15/23 (c)	29,227
10,000	5.00%, 08/15/23 (c)	11,815
390,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	421,824
230,000	Palm Springs Unified School District, Series D (GO) 2.50%, 08/01/26 (c)	209,429
	Palomar Community College District (GO)
690,000	5.00%, 05/01/25 (c)	818,754
55,000	5.00%, 05/01/25 (c)	66,387
20,000	5.00%, 05/01/25 (c)	24,316
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	177,914
95,000	Peralta Community College District (GO) 5.00%, 08/01/24 (c)	113,039
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	299,127
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	264,440
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	120,359
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	208,992
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
410,000	5.25%, 05/15/23 (c)	478,031
430,000	5.25%, 05/15/23 (c)	503,134
2,080,000	5.25%, 05/15/23 (c)	2,448,638
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
90,000	2.50%, 05/15/26 (c)	80,866
160,000	4.00%, 05/15/25	186,592
650,000	5.00%, 05/15/26 (c)	762,853
20,000	5.00%, 05/15/26 (c)	24,468
	Regents of the University of California, Series AF (RB)
515,000	5.00%, 05/15/23 (c)	617,639
460,000	5.00%, 05/15/23 (c)	544,378
1,205,000	5.00%, 05/15/23 (c)	1,436,300
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	778,057
	Regents of the University of California, Series AO (RB)
510,000	5.00%, 05/15/25 (c)	600,443
530,000	5.00%, 05/15/25 (c)	657,862
740,000	Regents of the University of California, Series AR (RB) 5.00%, 05/15/26 (c)	896,747
	Regents of the University of California, Series G (RB)
730,000	5.00%, 05/15/22 (c)	856,334
1,150,000	5.00%, 05/15/22 (c)	1,343,775
	Regents of the University of California, Series I (RB)
1,115,000	5.00%, 05/15/25 (c)	1,341,590
935,000	5.00%, 05/15/25 (c)	1,137,727
405,000	5.00%, 05/15/25 (c)	501,042
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	548,166
500,000	Regents of University of California, Series AR (RB) 5.00%, 05/15/26 (c)	599,315
1,250,000	Regents of University of California, Series I (RB) 5.00%, 05/15/25 (c)	1,484,325
15,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	18,248
10,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	12,295
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	590,945
265,000	5.25%, 06/01/23 (c)	321,238
10,000	5.25%, 06/01/23 (c)	12,216
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	54,124
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
625,000	3.38%, 12/01/25 (c)	646,806
10,000	5.00%, 12/01/25 (c)	11,952
	Sacramento County Sanitation Districts Financing Authority (RB)
1,045,000	5.00%, 06/01/24 (c)	1,222,305
250,000	5.00%, 06/01/24 (c)	294,665
15,000	5.00%, 06/01/24 (c)	17,964
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	205,164
250,000	5.00%, 06/01/24 (c)	296,410
	Sacramento Municipal Utility District (RB)
15,000	5.00%, 08/15/22 (c)	17,370
20,000	5.00%, 07/01/25	24,899
1,000,000	5.00%, 08/15/28	1,283,130
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	907,125
500,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	586,190
	San Diego Community College District (GO)
100,000	5.00%, 08/01/23 (c)	119,045
10,000	5.00%, 08/01/23 (c)	11,942
560,000	5.00%, 08/01/26 (c)	685,787
35,000	5.00%, 08/01/26 (c)	43,183
	San Diego County Regional Transportation Commission (RB)
40,000	5.00%, 04/01/26 (c)	48,717
60,000	5.00%, 04/01/26 (c)	72,550
45,000	5.00%, 04/01/26 (c)	55,605
70,000	5.00%, 04/01/26 (c)	85,873
	San Diego County Water Authority, Series A (RB)
290,000	5.00%, 11/01/22 (c)	340,361
60,000	5.00%, 11/01/22 (c)	71,084
965,000	5.00%, 11/01/22 (c)	1,146,507
20,000	5.00%, 05/01/25 (c)	24,252
500,000	5.00%, 05/01/26 (c)	596,750
150,000	5.00%, 05/01/26 (c)	179,807
	San Diego Public Facilities Financing Authority Sewer Revenue (RB)
20,000	5.00%, 05/15/24	24,629
25,000	5.00%, 05/15/25 (c)	30,663
110,000	5.00%, 05/15/25	137,539
70,000	5.00%, 05/15/26 (c)	84,765
25,000	5.00%, 05/15/26 (c)	30,764
	San Diego Public Facilities Financing Authority Water Revenue (RB)
100,000	5.00%, 08/01/23	121,335
50,000	5.00%, 08/01/25	62,625
315,000	San Diego Redevelopment Agency Successor Agency (TA) 5.00%, 09/01/25 (c)	387,535
500,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	589,300
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,286,202
500,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	595,135
15,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	18,143
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,622
460,000	5.00%, 07/01/26 (c)	561,205
30,000	5.00%, 07/01/26	38,012
1,000,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	1,085,820
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	466,197
	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB)
120,000	5.00%, 07/01/22 (c)	140,557
25,000	5.00%, 07/01/25	31,271
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	534,366
	San Francisco Bay Area Rapid Transit District, Series D (GO)
15,000	5.00%, 08/01/23	18,181
210,000	5.00%, 08/01/25 (c)	257,722
	San Francisco Community College District (GO)
870,000	5.00%, 06/15/24	1,067,325
75,000	5.00%, 06/15/25 (c)	91,851
120,000	5.00%, 06/15/25 (c)	141,394
860,000	5.00%, 06/15/25 (c)	1,030,985
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	521,092
475,000	5.00%, 10/01/25 (c)	566,024
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	506,195
445,000	3.25%, 06/15/24 (c)	449,365
510,000	5.00%, 06/15/24 (c)	622,327
90,000	5.00%, 06/15/24 (c)	109,365
755,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	830,938
380,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	443,756
10,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	12,080
	San Joaquin Delta Community College District (GO)
10,000	5.00%, 08/01/23	12,095
25,000	5.00%, 08/01/25 (c)	30,433
80,000	5.00%, 08/01/25 (c)	97,584
	San Jose Evergreen Community College District (GO)
35,000	5.00%, 09/01/24	43,276
25,000	5.00%, 09/01/24 (c)	30,405
	San Jose Financing Authority Lease, Series A (RB)
600,000	5.00%, 06/01/23 (c)	703,944
20,000	5.00%, 06/01/23 (c)	23,696
	San Mateo County Transit District (RB)
25,000	5.00%, 06/01/24	30,694
285,000	5.00%, 06/01/25 (c)	344,821
25,000	5.00%, 06/01/25 (c)	30,714
20,000	San Mateo Joint Powers Financing Authority (RB) 5.00%, 06/15/24 (c)	24,102
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	729,000
	San Ramon Valley Unified School District (GO)
10,000	4.00%, 08/01/22 (c)	11,127
725,000	5.00%, 08/01/22 (c)	847,423
750,000	Santa Clara County, California Financing Authority, Series Q (RB) 4.00%, 05/15/25 (c)	802,230
25,000	Santa Clara Valley Water District (RB) 5.00%, 12/01/25 (c)	30,047
	Sonoma County Junior College District (GO)
15,000	5.00%, 08/01/23 (c)	17,838
15,000	5.00%, 08/01/23 (c)	17,933
	Southern California Public Power Authority (RB)
10,000	5.00%, 07/01/21 (c)	11,411
25,000	5.00%, 07/01/24 (c)	29,712
20,000	5.00%, 07/01/24 (c)	23,628
125,000	5.00%, 07/01/24	153,710
65,000	5.00%, 01/01/25 (c)	79,724
	State of California, Department of Water Resources (RB)
50,000	5.00%, 12/01/23	61,134
15,000	5.00%, 12/01/24	18,642
15,000	5.00%, 12/01/24 (c)	18,316
80,000	5.00%, 12/01/24 (c)	98,114
30,000	5.00%, 12/01/26 (c)	36,511
10,000	5.00%, 12/01/26 (c)	12,236
45,000	5.00%, 12/01/26 (c)	55,359
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	641,891
590,000	3.25%, 04/01/23 (c)	612,579
240,000	3.38%, 09/01/22 (c)	243,866
910,000	3.50%, 09/01/22 (c)	930,402
705,000	4.00%, 09/01/22 (c)	787,196
50,000	4.00%, 09/01/25	58,399
700,000	4.00%, 08/01/26 (c)	759,423
1,300,000	4.00%, 09/01/26 (c)	1,419,899
1,250,000	4.00%, 09/01/26 (c)	1,374,750
375,000	4.00%, 09/01/26	438,671
250,000	4.00%, 09/01/26 (c)	271,390
230,000	4.00%, 09/01/26 (c)	251,213
1,000,000	4.00%, 09/01/26 (c)	1,099,800
1,090,000	5.00%, 04/01/18 (c)	1,118,721
515,000	5.00%, 04/01/18 (c)	528,431
1,250,000	5.00%, 09/01/18 (c)	1,303,737
965,000	5.00%, 09/01/18 (c)	1,006,273
700,000	5.00%, 09/01/18 (c)	729,701
190,000	5.00%, 09/01/18 (c)	197,769
295,000	5.00%, 09/01/21 (c)	338,589
1,020,000	5.00%, 09/01/21 (c)	1,165,472
100,000	5.00%, 09/01/21 (c)	114,476
10,000	5.00%, 09/01/21 (c)	11,469
235,000	5.00%, 09/01/22 (c)	277,589
800,000	5.00%, 09/01/22 (c)	944,552
40,000	5.00%, 09/01/22 (c)	47,206
655,000	5.00%, 02/01/23 (c)	763,809
75,000	5.00%, 02/01/23 (c)	86,357
10,000	5.00%, 02/01/23 (c)	11,787
1,400,000	5.00%, 04/01/23 (c)	1,651,636
75,000	5.00%, 04/01/23 (c)	86,723
250,000	5.00%, 09/01/23 (c)	300,805
55,000	5.00%, 09/01/23 (c)	65,718
755,000	5.00%, 09/01/23 (c)	905,517
125,000	5.00%, 09/01/23 (c)	145,659
95,000	5.00%, 09/01/23 (c)	110,877
1,400,000	5.00%, 09/01/23 (c)	1,664,796
850,000	5.00%, 09/01/23 (c)	1,022,737
1,065,000	5.00%, 09/01/23 (c)	1,273,229
500,000	5.00%, 09/01/23	604,845
1,475,000	5.00%, 09/01/23	1,784,293
860,000	5.00%, 10/01/23	1,041,563
1,300,000	5.00%, 10/01/23	1,574,456
30,000	5.00%, 11/01/23 (c)	35,998
250,000	5.00%, 11/01/23 (c)	299,002
500,000	5.00%, 11/01/23	606,590
820,000	5.00%, 12/01/23 (c)	990,421
1,350,000	5.00%, 12/01/23 (c)	1,589,557
1,425,000	5.00%, 12/01/23 (c)	1,721,158
25,000	5.00%, 12/01/23 (c)	30,079
560,000	5.00%, 12/01/23 (c)	656,466
180,000	5.00%, 12/01/23 (c)	216,326
1,010,000	5.00%, 12/01/23 (c)	1,213,828
1,000,000	5.00%, 12/01/23 (c)	1,197,160
345,000	5.00%, 12/01/23 (c)	415,087
295,000	5.00%, 03/01/24	359,440
100,000	5.00%, 03/01/24	121,844
825,000	5.00%, 05/01/24	1,007,762
250,000	5.00%, 08/01/24 (c)	296,755
260,000	5.00%, 08/01/24 (c)	307,141
520,000	5.00%, 08/01/24	638,097
25,000	5.00%, 09/01/24	30,723
50,000	5.00%, 10/01/24	61,496
725,000	5.00%, 10/01/24 (c)	859,328
1,035,000	5.00%, 10/01/24 (c)	1,257,339
1,100,000	5.00%, 10/01/24 (c)	1,319,934
15,000	5.00%, 10/01/24 (c)	18,088
1,000,000	5.00%, 10/01/24 (c)	1,199,940
1,050,000	5.00%, 10/01/24 (c)	1,275,561
1,300,000	5.00%, 02/01/25 (c)	1,537,419
1,000,000	5.00%, 02/01/25 (c)	1,197,060
25,000	5.00%, 02/01/25 (c)	30,546
520,000	5.00%, 02/01/25 (c)	607,183
1,000,000	5.00%, 02/01/25 (c)	1,189,440
20,000	5.00%, 02/01/25 (c)	24,095
2,465,000	5.00%, 03/01/25	3,043,018
450,000	5.00%, 03/01/25 (c)	540,625
800,000	5.00%, 03/01/25 (c)	969,216
40,000	5.00%, 03/01/25	49,380
400,000	5.00%, 03/01/25 (c)	469,540
130,000	5.00%, 03/01/25 (c)	159,240
690,000	5.00%, 03/01/25 (c)	845,195
1,425,000	5.00%, 08/01/25 (c)	1,685,091
1,160,000	5.00%, 08/01/25 (c)	1,393,148
185,000	5.00%, 08/01/25 (c)	228,586
620,000	5.00%, 08/01/25	769,718
1,035,000	5.00%, 08/01/25 (c)	1,251,450
75,000	5.00%, 08/01/25 (c)	89,529
30,000	5.00%, 09/01/25 (c)	36,582
1,000,000	5.00%, 09/01/25	1,242,960
10,000	5.00%, 09/01/25	12,430
1,300,000	5.00%, 09/01/25 (c)	1,539,486
1,305,000	5.00%, 09/01/25 (c)	1,579,415
600,000	5.00%, 08/01/26 (c)	717,486
500,000	5.00%, 08/01/26 (c)	607,765
500,000	5.00%, 08/01/26 (c)	604,155
175,000	5.00%, 08/01/26 (c)	212,718
15,000	5.00%, 09/01/26	18,789
1,000,000	5.00%, 09/01/26 (c)	1,216,390
1,000,000	5.00%, 09/01/26	1,252,610
420,000	5.00%, 09/01/26	526,096
250,000	5.00%, 09/01/26 (c)	302,505
320,000	5.00%, 09/01/26 (c)	385,181
2,500,000	5.00%, 09/01/26 (c)	2,993,500
500,000	5.00%, 09/01/26 (c)	601,845
500,000	5.00%, 09/01/26 (c)	612,780
2,000,000	5.00%, 09/01/26 (c)	2,432,780
925,000	5.00%, 08/01/27 (c)	1,128,389
1,000,000	5.00%, 08/01/27 (c)	1,229,820
175,000	5.25%, 08/01/25 (c)	210,098
60,000	Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	72,436
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	148,466
	Trustees of the California State University, Series A (RB)
970,000	4.00%, 11/01/22 (c)	1,064,585
250,000	4.00%, 05/01/26 (c)	293,647
775,000	5.00%, 11/01/23 (c)	941,245
1,430,000	5.00%, 11/01/24 (c)	1,709,422
50,000	5.00%, 11/01/24	62,086
270,000	5.00%, 05/01/26 (c)	331,036
775,000	5.00%, 05/01/26 (c)	957,148
750,000	5.00%, 05/01/26 (c)	905,587
115,000	Tuolumne Wind Project Authority (RB) 5.00%, 01/01/27	144,910
	University of California (RB)
65,000	5.00%, 05/15/22 (c)	75,789
90,000	5.00%, 05/15/22 (c)	103,811
225,000	5.00%, 05/15/23 (c)	263,158
20,000	5.00%, 05/15/23 (c)	23,925
100,000	5.00%, 05/15/24	123,144
20,000	5.00%, 05/15/25 (c)	23,640
955,000	5.00%, 05/15/25 (c)	1,141,521
15,000	5.00%, 05/15/25 (c)	18,619
65,000	5.00%, 05/15/25 (c)	80,950
60,000	5.00%, 05/15/25	74,872
100,000	5.00%, 05/15/25 (c)	123,304
10,000	5.00%, 05/15/26 (c)	12,048
100,000	5.25%, 05/15/24 (c)	121,082
25,000	Ventura County Community College District (GO) 5.00%, 08/01/25 (c)	30,106
	Ventura County Public Financing Authority, Series A (RB)
370,000	5.00%, 11/01/22 (c)	430,399
265,000	5.00%, 11/01/22 (c)	310,000
	Walnut Energy Center Authority (RB)
180,000	5.00%, 07/01/24 (c)	211,138
35,000	5.00%, 07/01/24 (c)	41,920
15,000	5.00%, 07/01/24 (c)	18,063
	West Basin Municipal Water District, Series A (RB)
65,000	5.00%, 02/01/26 (c)	77,149
85,000	5.00%, 02/01/26 (c)	103,495
100,000	5.00%, 02/01/26 (c)	122,891
	West Contra Costa Unified School District (GO)
10,000	5.00%, 08/01/25 (c)	11,970
95,000	5.00%, 08/01/25 (c)	114,480
30,000	5.00%, 08/01/25 (c)	36,397
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	599,685
		269,609,427
Colorado: 1.2%
525,000	Adams & Arapahoe Joint School District 28J Aurora, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	635,040
25,000	Adams 12 Five Star Schools (GO) (SAW) 4.00%, 12/15/22	28,335
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	309,432
150,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	176,181
155,000	Board of Governors of Colorado State University System (RB) 5.00%, 03/01/33	197,101
	Board of Governors of Colorado State University System, Series A (RB)
460,000	5.00%, 03/01/29	569,236
20,000	5.00%, 03/01/30	24,854
30,000	Boulder Larimer and Weld Counties, St. Vrain Valley School District No. Re-1J, Series A (GO) (SAW) 5.00%, 12/15/25 (c)	36,540
750,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	860,137
25,000	City and County of Denver, Aviation Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	28,905
	City and County of Denver, Department of Aviation Airport System, Series B (RB)
1,000,000	4.00%, 11/15/22 (c)	1,072,750
325,000	5.00%, 11/15/22 (c)	378,966
100,000	City and County of Denver, Series A (RB) 5.00%, 08/01/23	120,184
	City of Aurora, Water Revenue, First Lien (RB)
20,000	5.00%, 08/01/24	24,438
35,000	5.00%, 08/01/25	43,334
115,000	5.00%, 08/01/26 (c)	137,416
45,000	5.00%, 08/01/26 (c)	54,052
40,000	Colorado City and County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,548
500,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	585,530
2,095,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,563,379
	Colorado Higher Education, Series A (CP)
1,010,000	5.00%, 11/01/23	1,210,616
45,000	5.00%, 11/01/24	54,738
95,000	5.00%, 11/01/26	117,586
	Denver City and County School District No. 1 (GO) (SAW)
20,000	5.00%, 12/01/22 (c)	23,426
280,000	5.00%, 12/01/25	348,264
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	563,608
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
520,000	5.00%, 12/15/25 (c)	628,930
890,000	5.00%, 12/15/25 (c)	1,084,020
	Park Creek Metropolitan District, Series A (RB)
550,000	5.00%, 12/01/25 (c)	612,067
250,000	5.00%, 12/01/25 (c)	278,980
100,000	Platte River Power Authority (RB) 5.00%, 06/01/24	122,051
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,180,988
775,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	875,556
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	612,762
1,000,000	4.00%, 06/01/26 (c)	1,093,250
525,000	4.00%, 06/01/26 (c)	576,544
	Regional Transportation District, Fastracks Project, Series A (RB)
1,000,000	5.00%, 11/01/22 (c)	1,179,180
575,000	5.00%, 11/01/22 (c)	670,749
100,000	5.00%, 11/01/22 (c)	117,311
75,000	5.00%, 11/01/27	95,507
10,000	5.00%, 11/01/29	12,659
	Regional Transportation District, Series A (CP)
1,125,000	5.00%, 06/01/20 (c)	1,237,545
10,000	5.00%, 06/01/23 (c)	11,769
365,000	School District No. 27J of Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	395,912
	University of Colorado (RB)
25,000	5.00%, 06/01/24 (c)	30,171
45,000	5.00%, 06/01/24	54,923
15,000	5.00%, 06/01/24 (c)	18,028
20,000	5.00%, 06/01/25	24,818
		21,125,316
Connecticut: 3.3%
500,000	Connecticut Housing Finance Authority (RB) 3.20%, 11/15/26 (c)	499,985
260,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	258,430
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,245,000	5.00%, 07/01/24 (c)	1,444,822
125,000	5.00%, 07/01/24 (c)	148,028
20,000	5.00%, 07/01/24 (c)	23,912
1,615,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,582,555
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
350,000	5.00%, 01/01/23 (c)	404,561
900,000	5.00%, 10/01/23 (c)	1,024,956
25,000	South Central Connecticut Regional Water Authority (RB) 5.00%, 08/01/26 (c)	29,984
	State of Connecticut Clean Water Fund (RB)
125,000	3.13%, 03/01/25 (c)	128,099
20,000	5.00%, 03/01/23 (c)	23,779
15,000	5.00%, 03/01/23 (c)	17,746
20,000	5.00%, 03/01/24	24,229
1,000,000	5.00%, 05/01/27 (c)	1,196,820
	State of Connecticut Special Tax Revenue (RB)
30,000	5.00%, 01/01/23 (c)	33,806
135,000	5.00%, 10/01/23 (c)	152,757
150,000	5.00%, 10/01/23 (c)	168,731
215,000	5.00%, 10/01/23 (c)	247,364
155,000	5.00%, 10/01/23 (c)	177,470
10,000	5.00%, 09/01/24	11,819
500,000	5.00%, 09/01/24	590,930
150,000	5.00%, 09/01/24 (c)	168,695
475,000	5.00%, 09/01/24 (c)	555,617
175,000	5.00%, 09/01/24 (c)	203,709
950,000	5.00%, 08/01/25 (c)	1,070,488
40,000	5.00%, 08/01/25 (c)	47,142
290,000	5.00%, 08/01/25 (c)	329,631
10,000	5.00%, 08/01/25 (c)	11,786
25,000	5.00%, 08/01/25 (c)	29,168
540,000	5.00%, 09/01/26 (c)	633,690
2,350,000	5.00%, 09/01/26 (c)	2,682,901
10,000	5.00%, 09/01/26	11,947
	State of Connecticut, Series A (GO)
230,000	3.25%, 03/15/26 (c)	222,044
30,000	5.00%, 10/15/20 (c)	33,378
1,435,000	5.00%, 10/15/23 (c)	1,638,038
1,305,000	5.00%, 10/15/23 (c)	1,486,434
55,000	5.00%, 10/15/23 (c)	63,225
1,115,000	5.00%, 03/01/24 (c)	1,274,367
425,000	5.00%, 03/01/24 (c)	481,351
200,000	5.00%, 03/01/24 (c)	230,412
125,000	5.00%, 03/01/24 (c)	139,031
65,000	5.00%, 03/01/25 (c)	79,466
1,000,000	5.00%, 03/15/25 (c)	1,118,630
780,000	5.00%, 03/15/26 (c)	909,246
1,000,000	5.00%, 04/15/27 (c)	1,163,540
	State of Connecticut, Series B (GO)
100,000	3.00%, 03/01/23 (c)	99,729
30,000	4.00%, 11/15/24 (c)	31,527
25,000	5.00%, 04/15/22 (c)	27,533
375,000	5.00%, 04/15/22 (c)	423,776
895,000	5.00%, 03/01/23 (c)	1,014,787
400,000	5.00%, 05/15/25	467,544
1,855,000	5.00%, 06/15/25 (c)	2,155,510
290,000	5.00%, 06/15/25 (c)	325,397
695,000	5.00%, 05/15/26	816,257
	State of Connecticut, Series C (GO)
150,000	5.00%, 06/01/22 (c)	169,868
25,000	5.00%, 07/15/23 (c)	27,850
1,025,000	5.00%, 07/15/23 (c)	1,167,670
445,000	5.00%, 07/15/23 (c)	510,384
1,040,000	5.00%, 12/15/23	1,208,740
1,000,000	5.00%, 06/15/25	1,169,720
130,000	State of Connecticut, Series D (GO) 4.00%, 08/15/23 (c)	137,788
	State of Connecticut, Series E (GO)
485,000	4.00%, 09/15/22 (c)	512,078
500,000	4.00%, 09/01/24 (c)	535,615
585,000	4.00%, 09/01/24 (c)	612,156
75,000	4.00%, 09/01/24 (c)	78,288
90,000	4.38%, 08/15/23 (c)	95,709
660,000	5.00%, 09/15/22 (c)	747,925
540,000	5.00%, 09/15/22 (c)	600,334
355,000	5.00%, 09/15/22 (c)	395,023
25,000	5.00%, 08/15/23 (c)	28,034
225,000	5.00%, 08/15/23 (c)	258,356
1,250,000	5.00%, 08/15/23 (c)	1,446,737
	State of Connecticut, Series F (GO)
310,000	3.25%, 11/15/25 (c)	310,437
375,000	5.00%, 11/15/24	438,420
1,285,000	5.00%, 11/15/24 (c)	1,466,403
420,000	5.00%, 11/15/25 (c)	475,587
15,000	5.00%, 11/15/25	17,594
	State of Connecticut, Series G (GO)
695,000	4.00%, 10/15/22 (c)	734,386
30,000	4.00%, 10/15/22 (c)	32,577
460,000	5.00%, 10/15/22 (c)	521,737
315,000	5.00%, 10/15/22 (c)	358,936
75,000	5.00%, 10/15/22 (c)	85,818
10,000	5.00%, 06/15/23	11,545
	State of Connecticut, Special Tax Revenue, Series A (RB)
120,000	5.00%, 09/01/24 (c)	136,018
245,000	5.00%, 08/01/25 (c)	279,788
325,000	5.00%, 08/01/25 (c)	376,652
405,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	459,007
	University of Connecticut (RB)
310,000	5.00%, 11/15/22 (c)	352,563
100,000	5.00%, 11/15/22 (c)	114,481
200,000	5.00%, 02/15/25 (c)	227,368
1,460,000	5.00%, 01/15/26	1,738,904
540,000	5.00%, 03/15/26 (c)	626,341
1,085,000	5.00%, 01/15/27 (c)	1,272,141
2,585,000	5.00%, 01/15/27	3,087,472
	University of Connecticut, Series A (RB)
230,000	3.00%, 03/15/26 (c)	217,196
520,000	5.00%, 02/15/23 (c)	601,624
840,000	5.00%, 08/15/23 (c)	976,324
860,000	5.00%, 02/15/25 (c)	996,551
305,000	5.00%, 03/15/26 (c)	349,759
525,000	5.00%, 03/15/26 (c)	617,704
640,000	5.00%, 03/15/26 (c)	742,861
		55,465,248
Delaware: 0.3%
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	34,798
85,000	5.00%, 07/01/23	102,354
55,000	5.00%, 07/01/24	67,349
20,000	5.00%, 07/01/25	24,832
35,000	5.00%, 07/01/26	43,920
250,000	New Castle County (GO) 5.00%, 10/01/23	302,945
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	513,166
500,000	4.00%, 03/01/27 (c)	566,255
1,000,000	5.00%, 03/01/26	1,256,900
	State of Delaware, Series A (GO)
500,000	2.13%, 03/01/26 (c)	492,285
500,000	5.00%, 08/01/23 (c)	602,830
1,000,000	State of Delaware, Series B (GO) 5.00%, 07/01/24 (c)	1,216,490
		5,224,124
District of Columbia: 0.7%
	District of Columbia (RB)
15,000	5.00%, 12/01/22 (c)	17,628
10,000	5.00%, 06/01/23	12,020
10,000	5.00%, 07/15/23	11,885
15,000	5.00%, 06/01/24	18,329
35,000	5.00%, 12/01/24	43,034
10,000	5.00%, 06/01/25	12,376
420,000	5.00%, 06/01/25 (c)	494,869
20,000	5.00%, 12/01/25	24,841
25,000	5.00%, 06/01/26 (c)	30,973
10,000	5.00%, 06/01/26	12,481
185,000	5.00%, 06/01/26 (c)	225,687
30,000	5.00%, 06/01/26 (c)	36,330
25,000	5.00%, 12/01/26 (c)	30,379
20,000	5.00%, 12/01/26 (c)	24,303
475,000	District of Columbia (RB) 5.00%, 04/01/27 (c)	570,926
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
305,000	3.00%, 12/01/22 (c)	304,250
1,350,000	5.00%, 12/01/22 (c)	1,576,719
915,000	5.00%, 12/01/22 (c)	1,076,836
125,000	5.00%, 12/01/22 (c)	146,480
100,000	5.00%, 12/01/22 (c)	116,961
	District of Columbia, Series A (GO)
245,000	5.00%, 06/01/23	294,495
1,085,000	5.00%, 06/01/23 (c)	1,290,792
290,000	5.00%, 06/01/26 (c)	345,837
250,000	5.00%, 06/01/26 (c)	299,665
280,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	330,025
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,181,880
1,000,000	5.00%, 10/01/25 (c)	1,209,760
45,000	5.00%, 10/01/25 (c)	54,777
1,030,000	5.00%, 04/01/26 (c)	1,217,069
160,000	5.00%, 04/01/26 (c)	190,013
300,000	Washington Metropolitan Area Transit Authority (RB) 5.00%, 07/01/27	375,339
		11,576,959
Florida: 4.4%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,597
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	29,398
70,000	5.00%, 10/01/22 (c)	82,466
1,295,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	1,303,055
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	36,702
75,000	5.00%, 07/01/26	92,454
600,000	City of Cape Coral, Water and Sewer Revenue (AGM) (SA) 2.50%, 09/01/24	618,900
135,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	159,041
	City of Jacksonville (RB)
310,000	3.00%, 10/01/25 (c)	314,715
100,000	3.00%, 10/01/25 (c)	100,938
50,000	5.00%, 10/01/22 (c)	57,931
1,000,000	5.00%, 10/01/24 (c)	1,174,410
500,000	5.00%, 10/01/24 (c)	586,130
40,000	5.00%, 10/01/25	49,468
40,000	5.00%, 10/01/25 (c)	48,691
180,000	5.00%, 10/01/25 (c)	212,738
	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB)
610,000	5.00%, 10/01/22 (c)	702,208
1,185,000	5.00%, 10/01/25	1,462,480
	City of Jacksonville, Series C (RB)
455,000	5.00%, 10/01/22 (c)	532,810
250,000	5.00%, 10/01/22 (c)	290,057
815,000	5.00%, 10/01/22 (c)	955,253
100,000	5.00%, 10/01/22 (c)	117,155
450,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	459,387
	City of Lakeland, Department of Electric Utilities (RB)
125,000	5.00%, 10/01/23	151,061
500,000	5.00%, 10/01/24	613,820
285,000	5.00%, 04/01/26 (c)	354,472
	City of Lakeland, Lakeland Regional Health System (RB)
500,000	5.00%, 11/15/26 (c)	592,950
10,000	5.00%, 11/15/26	12,106
	City of Orlando, Florida, Series A (RB)
25,000	5.25%, 05/01/24 (c)	30,901
750,000	5.25%, 05/01/24 (c)	927,037
1,015,000	5.25%, 05/01/24 (c)	1,254,591
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	539,465
485,000	5.00%, 09/01/26 (c)	575,986
	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB)
120,000	4.00%, 09/01/22 (c)	125,957
70,000	5.00%, 09/01/22 (c)	78,793
45,000	County of Hillsborough FL (RB) 5.00%, 11/01/24	54,432
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	120,661
	County of Miami-Dade (RB)
920,000	3.22%, 10/01/26 (c) ^	534,483
460,000	3.33%, 10/01/26 (c) ^	252,430
90,000	5.00%, 07/01/20 (c)	99,700
10,000	5.00%, 07/01/23	11,979
100,000	5.00%, 07/01/23	119,789
75,000	5.00%, 06/01/25	90,262
25,000	5.00%, 07/01/25	30,812
25,000	5.00%, 10/01/26	30,248
310,000	5.00%, 10/01/26 (c)	366,687
	County of Miami-Dade, Aviation Revenue, Series A (RB)
10,000	5.00%, 10/01/26 (c)	11,945
750,000	5.00%, 10/01/26 (c)	874,575
25,000	5.00%, 10/01/26 (c)	30,362
1,050,000	5.00%, 10/01/26 (c)	1,262,751
	County of Miami-Dade, Aviation Revenue, Series B (RB)
15,000	5.00%, 10/01/22 (c)	17,420
20,000	5.00%, 10/01/24 (c)	23,881
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
100,000	5.00%, 07/01/25 (c)	118,631
1,000,000	5.00%, 07/01/26 (c)	1,195,930
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
445,000	3.00%, 07/01/24 (c)	447,763
1,400,000	4.00%, 07/01/24 (c)	1,528,786
70,000	5.00%, 07/01/24 (c)	84,242
500,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	605,015
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,169,490
275,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	331,347
70,000	County of Miami-Dade, Florida Aviation Revenue, Series B (RB) 4.00%, 10/01/22 (c)	75,830
250,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	294,182
1,050,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	1,257,774
	County of Miami-Dade, Florida Subordinate Special Obligation, Series A (RB)
650,000	5.00%, 10/01/22 (c)	748,598
1,145,000	5.00%, 10/01/22 (c)	1,327,238
70,000	5.00%, 10/01/22 (c)	81,178
	County of Miami-Dade, Florida Transit System (RB)
355,000	3.25%, 07/01/22 (c)	365,568
105,000	3.38%, 07/01/22 (c)	108,141
100,000	5.00%, 07/01/22 (c)	115,077
300,000	County of Miami-Dade, Seaport Revenue, Series A (RB) 5.50%, 10/01/23 (c)	354,654
90,000	County of Miami-Dade, Series A (RB) 5.00%, 10/01/22 (c)	104,180
940,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/24	1,139,825
	County of Miami-Dade, Water and Sewer System Revenue (RB)
120,000	5.00%, 10/01/23	143,611
270,000	5.00%, 10/01/25	331,390
100,000	5.25%, 10/01/23 (c)	119,774
250,000	County of Orange, Florida Sales Tax Revenue (RB) 5.00%, 01/01/24	302,102
40,000	County of Orange, Tourist Development Tax Revenue (RB) 5.00%, 10/01/25 (c)	49,027
	County of Palm Beach, Public Improvement (RB)
300,000	5.00%, 06/01/22 (c)	349,326
65,000	5.00%, 06/01/22 (c)	75,786
435,000	5.00%, 06/01/22 (c)	508,959
	Florida Department of Environmental Protection, Series A (RB)
30,000	5.00%, 07/01/23	36,031
115,000	5.00%, 07/01/25	141,830
	Florida Department of Management Services, Series A (CP)
145,000	5.00%, 08/01/23	172,525
100,000	5.00%, 08/01/24	120,359
105,000	5.00%, 08/01/25	127,646
1,000,000	5.00%, 09/01/27 (c)	1,246,470
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	565,165
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
70,000	5.00%, 10/01/26 (c)	82,987
1,655,000	5.00%, 10/01/26 (c)	1,987,341
650,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	671,924
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
35,000	3.00%, 06/01/22 (c)	35,203
610,000	3.00%, 06/01/24 (c)	614,868
570,000	4.00%, 06/01/22 (c)	628,003
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,222,580
	Florida’s Turnpike Enterprise, Series B (RB)
135,000	5.00%, 07/01/25 (c)	162,960
20,000	5.00%, 07/01/25 (c)	24,321
25,000	5.00%, 07/01/25 (c)	30,565
50,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/23	60,020
1,130,000	Halifax Hospital Medical Center, Daytona Beach (RB) 3.38%, 06/01/26 (c)	1,110,926
	Hernando County School District, Series A (CP) (AGM)
530,000	3.00%, 07/01/26 (c)	517,503
530,000	3.00%, 07/01/26 (c)	523,078
	JEA Electric System Revenue, Series A (RB)
95,000	5.00%, 10/01/23 (c)	111,021
20,000	5.00%, 10/01/23 (c)	23,449
10,000	JEA Electric System Revenue, Series C (RB) 5.00%, 04/01/23 (c)	11,709
	JEA Water and Sewer System Revenue, Series A (RB)
65,000	5.00%, 10/01/22 (c)	76,575
30,000	5.00%, 04/01/24 (c)	36,042
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	370,128
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,060,000	5.00%, 02/01/24 (c)	1,222,063
945,000	5.00%, 02/01/24 (c)	1,087,033
1,000,000	5.00%, 02/01/24 (c)	1,130,450
1,100,000	5.00%, 02/01/24 (c)	1,288,353
640,000	5.00%, 02/01/24 (c)	747,475
145,000	5.00%, 02/01/24 (c)	168,209
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA)
75,000	5.00%, 02/01/24 (c)	84,499
385,000	5.00%, 02/01/24	456,044
	Miami-Dade County Expressway Authority (RB)
30,000	5.00%, 07/01/23	35,619
85,000	5.00%, 07/01/24 (c)	101,140
75,000	5.00%, 07/01/24 (c)	90,098
25,000	5.00%, 07/01/26 (c)	29,182
40,000	5.00%, 07/01/26 (c)	47,416
1,000,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,119,350
	Orange County School Board (CP)
15,000	5.00%, 08/01/22 (c)	17,415
50,000	5.00%, 08/01/25 (c)	58,730
45,000	5.00%, 08/01/25 (c)	53,429
1,900,000	5.00%, 08/01/26 (c)	2,225,394
	Orlando and Orange County Expressway Authority (RB) (AGM)
320,000	3.00%, 07/01/22 (c)	337,043
70,000	5.00%, 07/01/22 (c)	82,101
1,390,000	5.00%, 07/01/22 (c)	1,625,952
165,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	194,987
	Orlando Utilities Commission, Series A (RB)
1,190,000	5.00%, 10/01/24	1,459,095
55,000	5.00%, 04/01/25 (c)	64,951
50,000	5.00%, 10/01/25	62,093
	Orlando-Orange County Expressway Authority (RB)
25,000	5.00%, 07/01/23 (c)	29,467
25,000	5.00%, 07/01/23 (c)	29,101
205,000	5.00%, 07/01/23 (c)	239,745
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc., Obligated Group (RB) 5.00%, 11/15/26 (c)	11,205
	Palm Beach County School District (CP)
10,000	5.00%, 08/01/23	11,968
70,000	5.00%, 08/01/25 (c)	83,956
50,000	5.00%, 08/01/25	61,405
50,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/21 (c)	57,316
	Reedy Creek Improvement District (GO)
15,000	5.00%, 06/01/23 (c)	17,836
65,000	5.00%, 06/01/26 (c)	77,345
85,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (GO) 5.25%, 06/01/23 (c)	100,637
110,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	111,636
	School Board of Miami-Dade County, Series A (CP)
10,000	5.00%, 05/01/25 (c)	11,544
20,000	5.00%, 05/01/25 (c)	23,951
170,000	5.00%, 05/01/25	205,873
545,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	645,427
	School Board of Miami-Dade County, Series C (CP)
510,000	3.25%, 02/01/21 (c)	510,500
255,000	3.25%, 02/01/21 (c)	255,921
20,000	5.00%, 02/01/26 (c)	23,158
	School Board of Miami-Dade County, Series D (CP)
20,000	5.00%, 02/01/24	23,920
265,000	5.00%, 11/01/24 (c)	306,170
250,000	5.00%, 02/01/26 (c)	299,680
80,000	5.00%, 02/01/26	97,615
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	236,734
400,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	478,096
405,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	406,527
500,000	St. Johns River Power Park, Issue Three, Series 7 (RB) 3.00%, 10/01/19 (c)	512,545
20,000	St. Lucie County School Board (CP) 3.25%, 07/01/23 (c)	20,388
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
15,000	5.00%, 07/01/23	17,978
115,000	5.00%, 07/01/23 (c)	137,254
90,000	5.00%, 07/01/24	109,813
100,000	5.00%, 07/01/25	123,330
135,000	5.00%, 07/01/26	167,655
1,015,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,251,799
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO)
250,000	3.00%, 07/01/27 (c)	255,385
1,275,000	5.00%, 06/01/24 (c)	1,546,957
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,440
100,000	5.00%, 06/01/22 (c)	116,747
60,000	5.00%, 06/01/22 (c)	70,018
20,000	5.00%, 06/01/23	24,028
25,000	5.00%, 06/01/24 (c)	30,333
25,000	5.00%, 06/01/24	30,567
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
500,000	3.00%, 06/01/24 (c)	503,990
250,000	3.00%, 06/01/24 (c)	253,705
55,000	4.00%, 06/01/22 (c)	61,135
1,000,000	4.00%, 06/01/26 (c)	1,095,710
490,000	4.00%, 06/01/26 (c)	541,749
70,000	5.00%, 06/01/22 (c)	81,973
20,000	5.00%, 06/01/23 (c)	23,720
115,000	5.00%, 06/01/23 (c)	137,024
125,000	5.00%, 06/01/23 (c)	147,945
200,000	5.00%, 06/01/23	240,280
20,000	5.00%, 06/01/24 (c)	24,266
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series D (GO)
10,000	4.00%, 06/01/26	11,629
25,000	5.00%, 06/01/22 (c)	29,187
40,000	5.00%, 06/01/22 (c)	46,678
20,000	5.00%, 06/01/25	24,801
10,000	5.00%, 06/01/26 (c)	12,298
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO)
1,000,000	2.38%, 06/01/26 (c)	906,000
370,000	3.00%, 06/01/25 (c)	377,777
15,000	5.00%, 06/01/24	18,340
20,000	5.00%, 06/01/25	24,801
25,000	5.00%, 06/01/26	31,386
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO)
20,000	5.00%, 06/01/24	24,454
35,000	5.00%, 06/01/25 (c)	42,544
10,000	5.00%, 06/01/25 (c)	12,401
35,000	5.00%, 06/01/26 (c)	43,044
	State of Florida, Department of Transportation, Series A (RB)
30,000	3.00%, 07/01/22 (c)	29,745
600,000	3.00%, 07/01/27 (c)	588,258
30,000	5.00%, 07/01/26	37,702
30,000	5.00%, 07/01/26 (c)	37,284
	Tampa Bay Water (RB)
35,000	5.00%, 10/01/25 (c)	43,017
15,000	5.00%, 10/01/25	18,551
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
1,500,000	4.00%, 07/01/22 (c)	1,610,535
1,020,000	5.00%, 07/01/22 (c)	1,171,195
10,000	Tohopekaliga Water Authority (RB) 5.00%, 10/01/23	11,955
	Volusia County School Board (CP)
30,000	5.00%, 08/01/24 (c)	35,718
15,000	5.00%, 08/01/24 (c)	18,032
		73,521,113

Georgia: 2.5%
	Atlanta Airport Passenger Facility, Series A (RB)
120,000	5.00%, 01/01/24 (c)	140,065
525,000	5.00%, 01/01/24 (c)	624,535
	City of Atlanta Department of Aviation, Series A (RB)
50,000	5.00%, 01/01/24 (c)	59,115
30,000	5.00%, 01/01/24 (c)	35,868
	City of Atlanta, Public Improvement (GO)
520,000	4.50%, 12/01/24 (c)	601,281
25,000	4.88%, 12/01/24 (c)	30,217
435,000	5.00%, 12/01/24 (c)	520,904
	City of Atlanta, Water and Wastewater Revenue (RB)
1,370,000	5.00%, 05/01/25 (c)	1,621,381
2,125,000	5.00%, 05/01/25 (c)	2,505,056
45,000	5.00%, 05/01/25 (c)	55,183
15,000	5.00%, 05/01/25 (c)	17,834
420,000	City of Atlanta, Water and Wastewater Revenue, Series B (RB) 5.25%, 11/01/23 (c)	504,659
1,020,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,223,918
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	294,615
125,000	Cobb County Kennestone Hospital Authority (RB) 5.00%, 04/01/23 (c)	141,750
25,000	County of Forsyth (GO) 5.00%, 03/01/25 (c)	30,544
65,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) 3.45%, 12/01/22 (c)	66,076
	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB)
650,000	2.90%, 12/01/25 (c)	651,657
275,000	3.00%, 06/01/24 (c)	282,043
	Henry County School District (GO) (SAW)
15,000	5.00%, 08/01/25	18,597
70,000	5.00%, 08/01/26	87,798
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	70,061
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series B (RB)
1,290,000	5.00%, 07/01/26 (c)	1,543,885
30,000	5.00%, 07/01/26 (c)	36,090
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
435,000	5.00%, 07/01/26 (c)	529,525
235,000	5.00%, 07/01/26 (c)	288,190
420,000	5.00%, 07/01/26	523,921
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	579,445
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
915,000	5.00%, 01/01/23 (c)	1,019,292
285,000	5.00%, 01/01/23 (c)	323,315
680,000	5.00%, 01/01/23 (c)	776,988
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	129,065
170,000	5.00%, 07/01/26 (c)	199,896
1,000,000	5.00%, 07/01/26 (c)	1,186,280
3,080,000	Municipal Gas Authority of Georgia, Series A (RB) 5.00%, 10/01/23	3,650,293
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
300,000	3.00%, 07/01/26 (c)	290,958
185,000	5.00%, 07/01/26 (c)	221,900
25,000	5.00%, 07/01/26 (c)	29,246
	State of Georgia, Series A (GO)
1,025,000	2.50%, 02/01/26 (c)	933,980
65,000	3.00%, 07/01/22 (c)	66,311
1,000,000	3.00%, 02/01/24 (c)	1,027,980
900,000	5.00%, 07/01/22 (c)	1,057,455
785,000	5.00%, 07/01/22 (c)	921,928
905,000	5.00%, 07/01/22 (c)	1,065,212
3,600,000	5.00%, 02/01/25	4,452,624
2,030,000	5.00%, 02/01/26 (c)	2,516,104
2,000,000	5.00%, 02/01/26 (c)	2,454,320
100,000	State of Georgia, Series C (GO) 4.00%, 10/01/22 (c)	113,007
	State of Georgia, Series C-1 (GO)
2,100,000	4.00%, 07/01/25	2,456,097
500,000	5.00%, 01/01/24	608,285
1,000,000	5.00%, 02/01/26	1,252,800
20,000	State of Georgia, Series D (GO) 5.00%, 02/01/23 (c)	23,935
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,234,970
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	44,166
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	569,630
		41,710,250
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,233,374
Hawaii: 1.5%
1,015,000	City and County Honolulu, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,202,308
5,750,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 4.00%, 07/01/26 (c)	6,187,230
	City and County of Honolulu, Series A (GO)
390,000	5.00%, 11/01/22 (c)	454,728
575,000	5.00%, 11/01/22 (c)	676,441
100,000	5.00%, 11/01/22 (c)	117,808
1,350,000	5.00%, 10/01/25 (c)	1,617,556
	City and County of Honolulu, Series B (GO)
40,000	5.00%, 11/01/22 (c)	47,167
45,000	5.00%, 11/01/22 (c)	53,088
30,000	5.00%, 10/01/23	36,235
10,000	5.00%, 10/01/25 (c)	11,916
760,000	5.00%, 10/01/25 (c)	916,894
1,000,000	5.00%, 10/01/25 (c)	1,214,760
20,000	County of Hawaii (GO) 5.00%, 03/01/26 (c)	23,889
35,000	Honolulu City and County, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	41,671
	State of Hawaii (GO)
25,000	5.00%, 08/01/24 (c)	29,110
50,000	5.00%, 10/01/24	61,344
100,000	5.00%, 10/01/24	122,688
10,000	5.00%, 10/01/25	12,401
25,000	5.00%, 10/01/25	31,003
15,000	5.00%, 10/01/26 (c)	18,481
10,000	5.00%, 10/01/26	12,538
500,000	5.00%, 10/01/27 (c)	611,035
500,000	5.00%, 10/01/27 (c)	614,560
	State of Hawaii (RB)
250,000	5.00%, 07/01/24 (c)	295,702
260,000	5.00%, 07/01/26 (c)	315,333
30,000	5.00%, 07/01/26 (c)	36,872
	State of Hawaii, Series EO (GO)
3,400,000	5.00%, 08/01/24 (c)	4,119,508
3,295,000	5.00%, 08/01/24 (c)	3,892,416
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	127,990
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	614,955
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	226,054
500,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/23	604,900
	University of Hawaii (RB)
275,000	5.00%, 10/01/26 (c)	332,975
240,000	5.00%, 10/01/26 (c)	289,284
		24,970,840
Illinois: 4.0%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,184,383
1,000,000	5.00%, 04/01/23 (c)	1,113,290
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	80,447
1,750,000	5.00%, 01/01/24 (c)	2,025,607
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	579,340
515,000	5.00%, 01/01/25 (c)	603,498
475,000	5.00%, 01/01/25 (c)	550,691
580,000	5.00%, 01/01/25 (c)	666,107
350,000	5.00%, 01/01/27 (c)	409,521
2,500,000	5.25%, 01/01/23 (c)	2,888,300
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	695,208
	Chicago O’Hare International Airport, Series B (RB)
125,000	5.00%, 01/01/25 (c)	144,191
10,000	5.00%, 01/01/25 (c)	11,645
80,000	5.00%, 01/01/25 (c)	96,087
500,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	609,960
10,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	12,103
55,000	Chicago Park District, Series B (GO) 5.00%, 01/01/24	62,887
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	591,165
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	822,627
150,000	5.00%, 01/01/24 (c)	161,922
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	516,550
	City of Chicago, Series A (GO)
910,000	5.00%, 01/01/24 (c)	941,723
1,260,000	5.25%, 01/01/24 (c)	1,315,642
1,160,000	5.25%, 01/01/24 (c)	1,204,672
1,000,000	5.63%, 01/01/27 (c)	1,052,550
2,110,000	5.63%, 01/01/27 (c)	2,227,400
	City of Chicago, Series C (GO)
465,000	5.00%, 01/01/22 (c)	480,577
250,000	5.00%, 01/01/22 (c)	257,865
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
1,315,000	5.00%, 01/01/24 (c)	1,494,419
250,000	5.00%, 01/01/24 (c)	287,125
	City of Chicago, Water Revenue, Second Lien (RB)
250,000	3.15%, 11/01/24	259,690
120,000	5.00%, 11/01/24 (c)	133,370
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	231,342
420,000	5.00%, 11/01/26 (c)	476,112
	City of Chicago, Waterworks Revenue, Second Lien (RB)
350,000	4.00%, 11/01/24 (c)	363,142
70,000	5.00%, 11/01/22 (c)	77,966
30,000	5.00%, 11/01/22 (c)	33,995
135,000	5.00%, 11/01/22 (c)	149,040
615,000	5.00%, 11/01/24 (c)	695,811
55,000	5.00%, 11/01/24 (c)	62,688
960,000	5.00%, 11/01/27 (c)	1,104,442
	City of Springfield, Electric Revenue, Senior Lien (RB)
135,000	5.00%, 03/01/24	158,933
15,000	5.00%, 03/01/25 (c)	16,804
140,000	5.00%, 03/01/25 (c)	165,400
90,000	5.00%, 03/01/25	106,946
	Cook County Community College District No. 508 (GO)
505,000	5.00%, 12/01/23 (c)	520,140
500,000	5.25%, 12/01/23 (c)	542,755
225,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	249,284
	County of Cook, Series C (GO)
350,000	5.00%, 11/15/22 (c)	389,011
200,000	5.00%, 11/15/22 (c)	224,596
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	87,632
180,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	206,350
225,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	265,635
	Illinois Finance Authority, Clean Water Initiative (RB)
65,000	4.00%, 07/01/25	74,570
10,000	5.00%, 07/01/23	11,904
70,000	5.00%, 01/01/24	84,021
45,000	5.00%, 01/01/26 (c)	53,787
125,000	5.00%, 01/01/26 (c)	148,154
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	20,508
1,000,000	4.00%, 06/01/26 (c)	1,020,110
15,000	4.00%, 06/01/26 (c)	15,473
275,000	5.00%, 12/01/25	323,900
250,000	5.00%, 06/01/26 (c)	276,455
85,000	5.00%, 06/01/26 (c)	97,385
	Illinois Finance Authority, Northwestern University (RB)
55,000	5.00%, 12/01/23	66,431
260,000	5.00%, 12/01/28	325,814
45,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.50%, 05/15/22 (c)	49,631
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	963,773
105,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	118,853
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	111,799
195,000	5.00%, 05/15/25 (c)	226,138
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	224,099
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	195,441
	Illinois State Toll Highway Authority, Series A (RB)
260,000	4.00%, 01/01/26 (c)	276,806
400,000	5.00%, 01/01/23 (c)	457,712
165,000	5.00%, 01/01/26 (c)	191,629
375,000	5.00%, 01/01/26 (c)	433,091
105,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	123,726
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	571,710
10,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/24	11,969
75,000	Kane McHenry Cook and De Kalb Counties, Unit School District No. 300 (GO) 5.00%, 01/01/25 (c)	87,335
20,000	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO) 5.00%, 01/01/24 (c)	22,528
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
350,000	5.00%, 01/01/24 (c)	390,323
1,165,000	5.00%, 01/01/24 (c)	1,326,888
175,000	5.00%, 01/01/24 (c)	202,109
60,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	71,549
190,000	Metropolitan Pier and Exposition Authority, Series B (RB) 5.00%, 06/15/22 (c)	199,175
	Metropolitan Water Reclamation District of Greater Chicago (GO)
260,000	5.00%, 12/01/24	312,325
285,000	5.00%, 12/01/26 (c)	336,662
140,000	5.00%, 12/01/26	170,124
	Northern Illinois Municipal Power Agency (RB)
1,000,000	4.00%, 12/01/26 (c)	1,040,270
20,000	5.00%, 12/01/24	23,681
30,000	5.00%, 12/01/25	35,681
1,550,000	Southwestern Illinois Development Authority (RB) 7.13%, 11/01/23 (c)	2,072,195
	State of Illinois (RB)
420,000	3.00%, 06/15/26 (c)	375,274
1,590,000	3.00%, 06/15/26 (c)	1,444,181
125,000	3.00%, 06/15/26 (c)	111,204
2,275,000	3.50%, 06/01/26 (c)	2,060,194
1,120,000	3.50%, 06/01/26 (c)	989,654
635,000	4.00%, 08/01/22 (c)	642,169
10,000	4.00%, 06/15/23	10,882
435,000	4.00%, 01/01/26 (c)	418,353
1,675,000	4.00%, 06/01/26 (c)	1,604,265
420,000	4.00%, 06/01/26 (c)	397,757
630,000	4.13%, 11/01/26 (c)	609,827
520,000	4.50%, 02/01/24 (c)	525,840
230,000	5.00%, 06/15/23 (c)	261,324
85,000	5.00%, 06/15/23 (c)	96,179
15,000	5.00%, 06/15/23 (c)	16,955
985,000	5.00%, 08/01/23	1,081,008
1,520,000	5.00%, 02/01/24 (c)	1,662,500
960,000	5.00%, 04/01/24 (c)	1,013,875
600,000	5.00%, 04/01/24 (c)	645,282
280,000	5.00%, 05/01/24 (c)	306,256
35,000	5.00%, 05/01/24 (c)	37,865
230,000	5.00%, 05/01/24	253,458
1,000,000	5.00%, 01/01/26	1,103,080
1,000,000	5.00%, 01/01/26 (c)	1,053,260
185,000	5.00%, 01/01/26 (c)	202,521
1,050,000	5.00%, 06/01/26 (c)	1,149,466
250,000	5.00%, 06/15/26 (c)	287,825
940,000	5.00%, 02/01/27	1,037,873
1,490,000	5.25%, 07/01/23 (c)	1,591,171
700,000	5.25%, 07/01/23 (c)	744,114
500,000	5.25%, 02/01/24 (c)	528,405
375,000	5.50%, 07/01/23 (c)	418,751
1,390,000	5.50%, 07/01/23 (c)	1,514,766
395,000	5.50%, 07/01/23 (c)	433,746
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	569,810
	University of Illinois (RB)
65,000	3.25%, 04/01/23 (c)	64,189
20,000	4.00%, 04/01/23 (c)	20,395
30,000	4.00%, 04/01/25 (c)	30,776
15,000	5.00%, 04/01/23 (c)	16,917
		67,705,687
Indiana: 0.7%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	722,510
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	507,625
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,004
50,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	52,564
	Indiana Finance Authority (RB)
70,000	5.00%, 12/01/24	85,796
25,000	5.00%, 02/01/25	30,822
60,000	5.00%, 02/01/26	74,900
100,000	5.00%, 02/01/26 (c)	123,770
30,000	5.00%, 08/01/26 (c)	37,543
75,000	5.00%, 12/01/26 (c)	93,407
140,000	5.00%, 06/01/28	177,582
3,015,000	5.00%, 06/01/29	3,832,186
175,000	Indiana Finance Authority, Parkview Health System Obligated Group, Series A (RB) 4.00%, 05/01/22 (c)	194,028
1,025,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/26 (c)	1,265,803
1,000,000	Indiana Finance Authority, Series E (RB) 5.00%, 08/01/26 (c)	1,207,420
	Indiana Municipal Power Agency (RB)
20,000	5.00%, 01/01/25	24,159
140,000	5.00%, 07/01/26 (c)	170,801
1,050,000	5.00%, 07/01/26 (c)	1,224,730
50,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/25 (c)	58,852
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	18,362
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,952
	Lake Central Multi-District School Building Corp., Series B (RB) (SAW)
840,000	5.00%, 01/15/23 (c)	980,834
1,130,000	5.00%, 01/15/23 (c)	1,320,100
270,000	5.00%, 01/15/23 (c)	316,648
10,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	12,333
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	144,168
		12,706,899
Iowa: 0.0%
	State of Iowa (RB)
15,000	5.00%, 06/01/23	17,937
25,000	5.00%, 06/01/24	30,351
90,000	5.00%, 06/01/26 (c)	109,151
30,000	5.00%, 06/01/26 (c)	36,679
45,000	5.00%, 06/15/26	55,753
		249,871
Kansas: 0.8%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	331,137
500,000	4.00%, 09/01/27 (c)	555,610
250,000	5.00%, 09/01/27 (c)	299,942
540,000	City of Wichita, Kansas, Series 811 (GO) 3.00%, 06/01/23 (c)	554,548
10,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/23	12,065
70,000	Kansas Development Finance Authority, Adventist Health System, Series A (RB) 5.00%, 05/15/22 (c)	79,532
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	28,613
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
265,000	5.00%, 04/01/23 (c)	308,889
115,000	5.00%, 04/01/23 (c)	133,711
10,000	5.00%, 04/01/23 (c)	11,569
80,000	5.00%, 04/01/23 (c)	92,182
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
70,000	5.00%, 05/01/23 (c)	81,754
330,000	5.00%, 05/01/23 (c)	384,437
915,000	5.00%, 05/01/23 (c)	1,060,540
105,000	5.00%, 05/01/23 (c)	123,068
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
25,000	5.00%, 09/01/23	30,161
50,000	5.00%, 09/01/24	61,220
710,000	5.00%, 09/01/24 (c)	861,919
110,000	5.00%, 09/01/24 (c)	131,998
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
1,550,000	5.00%, 09/01/25 (c)	1,867,021
1,000,000	5.00%, 09/01/25 (c)	1,188,250
765,000	5.00%, 09/01/25 (c)	926,499
1,610,000	5.00%, 09/01/25 (c)	1,992,971
165,000	5.00%, 09/01/25 (c)	202,440
570,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	674,532
1,410,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,622,825
		13,617,433
Kentucky: 1.1%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	522,778
360,000	5.00%, 10/01/23 (c)	419,576
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	144,189
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
760,000	5.00%, 08/01/23	897,606
65,000	5.00%, 08/01/24	77,857
420,000	5.00%, 08/01/25	503,395
95,000	5.00%, 08/01/26	114,619
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
280,000	5.00%, 11/01/26 (c)	334,894
320,000	5.00%, 11/01/26	386,534
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
290,000	5.00%, 09/01/23	344,482
2,295,000	5.00%, 09/01/24 (c)	2,718,955
10,000	5.00%, 09/01/24	12,051
375,000	5.00%, 09/01/24 (c)	445,627
40,000	5.00%, 09/01/25	48,610
10,000	5.00%, 09/01/25 (c)	11,955
865,000	5.25%, 09/01/23	1,039,929
1,005,000	5.25%, 09/01/23 (c)	1,195,468
1,000,000	5.25%, 09/01/23 (c)	1,183,220
	Kentucky Municipal Power Agency, Praire State Project, Series A (RB)
850,000	5.00%, 09/01/24	1,013,166
90,000	5.00%, 09/01/25 (c)	106,291
	Kentucky Turnpike Authority (RB)
150,000	5.00%, 07/01/23	178,653
35,000	5.00%, 07/01/23	41,686
20,000	5.00%, 07/01/23 (c)	23,635
35,000	5.00%, 07/01/24	42,172
100,000	5.00%, 07/01/25	121,035
20,000	5.00%, 07/01/26 (c)	23,691
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
20,000	5.00%, 10/01/26 (c)	23,304
180,000	5.00%, 10/01/26 (c)	210,845
25,000	5.00%, 10/01/26 (c)	29,616
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	104,232
20,000	Paducah Electric Plant Board (RB) (AGM) 5.00%, 10/01/26	23,818
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	75,164
50,000	5.00%, 07/01/22 (c)	58,075
660,000	5.00%, 07/01/23 (c)	769,857
500,000	5.00%, 07/01/23 (c)	582,620
125,000	5.00%, 07/01/23 (c)	146,415
1,035,000	5.00%, 07/01/23 (c)	1,220,555
620,000	5.00%, 07/01/23 (c)	724,706
80,000	5.00%, 07/01/25	96,828
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	61,091
2,025,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,419,531
		18,498,731
Louisiana: 1.5%
	City of Lafayette, Louisiana Utilities Revenue (RB)
150,000	5.00%, 11/01/22 (c)	175,802
305,000	5.00%, 11/01/22 (c)	359,314
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	288,777
200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 3.25%, 10/01/27 (c)	200,856
1,800,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	1,804,428
190,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	218,601
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,040,000	5.00%, 06/01/24 (c)	1,221,480
2,410,000	5.00%, 06/01/24 (c)	2,843,945
1,685,000	5.00%, 06/01/24 (c)	1,995,444
1,195,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,377,345
2,075,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/26	2,512,846
	Louisiana State, Series A (GO)
1,625,000	4.00%, 02/01/24 (c)	1,753,082
250,000	5.00%, 02/01/24 (c)	297,982
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,175,460
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
100,000	5.00%, 05/01/22 (c)	116,517
90,000	5.00%, 05/01/22 (c)	104,059
120,000	5.00%, 05/01/22 (c)	138,804
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
2,000,000	5.00%, 05/01/24 (c)	2,356,020
35,000	5.00%, 05/01/25 (c)	42,358
100,000	5.00%, 05/01/25	122,144
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	152,585
140,000	5.00%, 06/15/23	166,551
1,200,000	5.00%, 02/01/24 (c)	1,414,224
25,000	5.00%, 06/15/24 (c)	30,163
50,000	5.00%, 06/15/24 (c)	57,978
1,000,000	5.00%, 05/01/25 (c)	1,158,210
915,000	5.00%, 04/01/27 (c)	1,092,025
35,000	State of Louisiana, Series B (GO) 5.00%, 08/01/26	42,830
	State of Louisiana, Series C (GO)
75,000	5.00%, 07/15/22 (c)	87,556
10,000	5.00%, 08/01/24 (c)	12,000
710,000	5.00%, 08/01/24 (c)	847,875
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	599,495
		24,766,756
Maine: 0.1%
800,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	841,288
	Maine Turnpike Authority (RB)
40,000	5.00%, 07/01/25 (c)	48,349
65,000	5.00%, 07/01/25 (c)	79,095
		968,732
Maryland: 2.1%
75,000	City of Baltimore, Water Project, Series B (RB) 5.00%, 01/01/24 (c)	89,070
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	78,967
	County of Anne Arundel (GO)
25,000	5.00%, 04/01/23	30,017
30,000	5.00%, 04/01/25 (c)	36,529
610,000	County of Anne Arundel, Consolidated General Improvement (GO) 5.00%, 04/01/25	755,491
25,000	County of Baltimore (GO) 2.00%, 08/01/22 (c)	25,660
	County of Baltimore, Consolidated Public Improvement (GO)
1,085,000	3.00%, 08/01/22 (c)	1,125,319
85,000	3.00%, 02/01/24 (c)	89,621
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	562,233
1,030,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,071,612
	County of Montgomery, Series A (GO)
2,000,000	5.00%, 11/01/24 (c)	2,431,300
20,000	5.00%, 12/01/24 (c)	24,467
	County of Montgomery, Series B (GO)
1,275,000	4.00%, 12/01/23 (c)	1,452,658
20,000	5.00%, 11/01/23	24,304
250,000	5.00%, 11/01/23	303,795
3,000,000	5.00%, 11/01/24 (c)	3,688,110
300,000	5.00%, 11/01/24 (c)	367,434
	County of Prince George’s MD (GO)
10,000	5.00%, 09/01/23	12,103
45,000	5.00%, 07/01/24	55,236
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,680
1,230,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,443,909
400,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	466,780
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,288,475
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	338,889
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,765,785
	Maryland Stadium Authority (RB)
250,000	5.00%, 05/01/26 (c)	296,005
250,000	5.00%, 05/01/26 (c)	291,542
250,000	5.00%, 05/01/26 (c)	298,592
175,000	5.00%, 05/01/26	215,658
20,000	5.00%, 05/01/26 (c)	24,255
510,000	Maryland State Transportation Authority (RB) 3.00%, 07/01/27 (c)	508,776
435,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	440,712
45,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/24 (c)	53,802
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	156,821
445,000	4.00%, 09/01/24 (c)	504,403
260,000	Prince George’s County, Series B (GO) 2.75%, 03/01/23 (c)	265,951
	State of Maryland, Department of Transportation (RB)
20,000	2.13%, 06/01/20 (c)	20,384
1,000,000	3.00%, 11/01/24 (c)	1,011,690
855,000	3.13%, 05/01/25 (c)	867,637
25,000	5.00%, 11/01/23	30,330
50,000	5.00%, 12/15/23	60,825
275,000	5.00%, 11/01/24 (c)	336,603
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	438,767
	State of Maryland, First Series (GO)
1,000,000	3.00%, 06/01/24 (c)	1,008,600
40,000	5.00%, 06/01/23	48,205
365,000	5.00%, 06/01/24 (c)	442,854
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	253,080
105,000	4.00%, 03/01/23 (c)	116,969
1,000,000	5.00%, 03/15/25	1,242,070
1,315,000	State of Maryland, Second Series A (GO) 4.00%, 08/01/23 (c)	1,458,953
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,378,128
20,000	State of Maryland, Second Series C (GO) 5.00%, 08/01/23	24,190
20,000	University System of Maryland (RB) 5.00%, 04/01/24 (c)	24,098
	Washington Suburban Sanitary Commission (GO)
10,000	3.00%, 06/01/22 (c)	10,533
25,000	4.00%, 06/01/23	28,655
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	517,185
1,575,000	3.00%, 06/01/24 (c)	1,639,197
1,805,000	3.00%, 06/01/24 (c)	1,878,572
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,668,174
		35,107,660
Massachusetts: 3.1%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	332,508
10,000	5.00%, 04/01/25	12,410
1,360,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,664,504
	Commonwealth of Massachusetts (GO)
1,250,000	3.00%, 02/01/24 (c)	1,254,400
10,000	4.00%, 12/01/21 (c)	10,696
25,000	5.00%, 07/01/22 (c)	29,491
40,000	5.00%, 09/01/22 (c)	47,379
85,000	5.00%, 09/01/22 (c)	100,680
10,000	5.00%, 07/01/23	12,017
600,000	5.00%, 07/01/26 (c)	720,210
10,000	5.00%, 07/01/26 (c)	12,327
10,000	5.00%, 07/01/26 (c)	12,137
500,000	5.00%, 12/01/26 (c)	598,350
10,000	5.00%, 12/01/26 (c)	12,397
740,000	5.00%, 07/01/28	938,357
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue (RB)
20,000	5.00%, 06/15/23 (c)	23,830
50,000	5.00%, 06/15/24 (c)	60,326
	Commonwealth of Massachusetts Transportation Fund Revenue (RB)
30,000	3.00%, 06/01/21 (c)	30,809
35,000	5.00%, 06/01/23	42,158
30,000	5.00%, 06/01/24	36,790
15,000	5.00%, 06/01/24	18,395
15,000	5.00%, 06/01/25	18,651
15,000	5.00%, 06/01/25 (c)	18,161
10,000	5.00%, 06/01/25 (c)	12,011
10,000	5.00%, 06/01/26 (c)	12,416
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,000,000	5.00%, 06/15/24 (c)	1,200,800
700,000	5.00%, 06/15/24 (c)	850,115
100,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	117,496
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	287,497
850,000	5.00%, 03/01/24 (c)	993,862
105,000	5.00%, 07/01/25	129,758
1,260,000	5.00%, 07/01/25 (c)	1,508,787
160,000	5.00%, 07/01/25 (c)	190,443
1,000,000	5.00%, 03/01/26	1,245,190
275,000	5.00%, 07/01/26 (c)	336,248
1,000,000	5.00%, 07/01/26	1,249,290
	Commonwealth of Massachusetts, Series C (GO)
860,000	3.00%, 07/01/22 (c)	877,750
1,270,000	4.00%, 07/01/22 (c)	1,353,871
515,000	4.00%, 07/01/22 (c)	556,427
1,100,000	5.00%, 07/01/22 (c)	1,297,615
700,000	5.00%, 10/01/24	857,227
2,325,000	5.00%, 08/01/25	2,876,676
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	508,505
745,000	5.00%, 11/01/22 (c)	880,143
1,170,000	5.00%, 11/01/22 (c)	1,379,641
	Massachusetts Bay Transportation Authority, Series A (RB)
2,300,000	2.00%, 07/01/26 (c)	2,171,039
950,000	2.37%, 07/01/26 (c) ^	665,551
2,000,000	2.47%, 07/01/26 (c) ^	1,344,440
1,020,000	2.60%, 07/01/26 (c) ^	629,779
1,315,000	4.00%, 07/01/25 (c)	1,411,758
10,000	5.00%, 07/01/24	12,282
50,000	5.00%, 07/01/24 (c)	60,389
20,000	5.00%, 07/01/25	24,916
	Massachusetts Clean Water Trust (RB)
15,000	5.00%, 08/01/20 (c)	16,719
5,000	5.00%, 08/01/20 (c)	5,570
40,000	5.00%, 08/01/20 (c)	44,583
30,000	5.00%, 02/01/24 (c)	36,474
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	600,210
1,100,000	5.00%, 02/01/26 (c)	1,329,867
940,000	5.00%, 02/01/26 (c)	1,151,068
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
15,000	5.00%, 07/15/23	18,130
700,000	5.00%, 07/15/26 (c)	877,163
100,000	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB) 5.00%, 08/15/24	120,246
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
100,000	5.00%, 07/01/26	123,455
300,000	5.00%, 07/01/26 (c)	350,436
35,000	5.00%, 07/01/26 (c)	41,950
	Massachusetts Development Finance Agency, Series I (RB)
540,000	3.00%, 07/01/26 (c)	516,110
145,000	5.00%, 07/01/26 (c)	172,392
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	131,490
35,000	Massachusetts Port Authority, Series C (RB) 5.00%, 07/01/24 (c)	41,746
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	587,450
1,430,000	5.00%, 08/15/22 (c)	1,682,395
25,000	5.00%, 08/15/22 (c)	29,439
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
1,435,000	5.00%, 08/15/22 (c)	1,676,855
1,295,000	5.00%, 08/15/22 (c)	1,515,305
10,000	5.00%, 11/15/24	12,336
10,000	5.00%, 01/15/25	12,331
1,000,000	5.00%, 01/15/25 (c)	1,199,790
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	18,639
65,000	5.00%, 11/15/26 (c)	77,672
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,125,980
500,000	5.00%, 05/01/25 (c)	584,810
	Massachusetts Water Pollution Abatement Trust (RB)
810,000	5.00%, 08/01/24 (c)	980,221
490,000	5.00%, 08/01/24	601,646
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,427
35,000	5.00%, 08/01/24 (c)	43,053
665,000	5.00%, 08/01/26 (c)	797,581
20,000	5.00%, 08/01/26 (c)	24,657
1,520,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,865,207
1,000,000	University of Massachusetts Building Authority (RB) 5.00%, 11/01/27 (c)	1,224,680
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	896,914
		51,594,902
Michigan: 1.2%
250,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	292,342
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	475,688
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	79,916
	Great Lakes Water Authority, Sewage Disposal System Revenue, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	284,020
250,000	5.00%, 07/01/26 (c)	285,475
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series B (RB)
250,000	5.00%, 07/01/26 (c)	285,892
500,000	5.00%, 07/01/26 (c)	577,250
500,000	5.00%, 07/01/26 (c)	580,220
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C (RB)
1,000,000	5.00%, 07/01/26 (c)	1,143,570
30,000	5.00%, 07/01/26 (c)	34,941
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,223,448
50,000	5.00%, 08/01/24 (c)	57,629
1,500,000	5.00%, 08/01/24 (c)	1,769,835
	Michigan Finance Authority, Clean Water, Series B (RB)
90,000	5.00%, 10/01/25	111,458
100,000	5.00%, 10/01/26	125,186
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	858,075
405,000	5.00%, 07/01/24 (c)	465,288
60,000	5.00%, 07/01/24 (c)	70,631
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,086,358
110,000	5.00%, 07/01/24 (c)	128,646
30,000	5.00%, 07/01/24	35,463
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,646,228
25,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/26	30,449
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	116,926
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	563,565
250,000	5.00%, 07/01/25 (c)	283,467
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	100,997
195,000	5.00%, 12/01/23	234,484
30,000	5.00%, 06/01/27 (c)	35,437
1,190,000	5.50%, 06/01/25 (c)	1,469,971
250,000	5.50%, 06/01/25 (c)	304,202
	Michigan State Building Authority (RB)
25,000	5.00%, 04/15/23	29,673
15,000	5.00%, 10/15/25 (c)	17,390
10,000	5.00%, 10/15/25 (c)	11,754
50,000	5.00%, 10/15/25 (c)	59,174
90,000	5.00%, 10/15/26 (c)	105,878
20,000	5.00%, 10/15/26 (c)	23,707
	Michigan State Building Authority, Series 1-A (RB)
45,000	5.00%, 10/15/23 (c)	53,122
60,000	5.00%, 10/15/23	71,876
70,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	83,414
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	56,820
500,000	Michigan State Housing Development Authority (RB) 3.35%, 12/01/25 (c)	505,615
1,000,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,197,020
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
75,000	5.00%, 09/01/23	88,947
85,000	5.00%, 03/01/24 (c)	97,204
135,000	5.00%, 03/01/24 (c)	159,025
	State of Michigan (RB)
205,000	5.00%, 03/15/24	247,162
15,000	5.00%, 11/01/24	18,452
10,000	5.00%, 12/01/25 (c)	12,145
115,000	5.00%, 03/15/26	141,873
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	336,560
500,000	5.00%, 12/01/25 (c)	604,715
		19,678,583
Minnesota: 1.1%
1,700,000	City of Minneapolis (GO) 2.00%, 12/01/22 (c)	1,747,753
	County of Hennepin, Sales Tax Revenue (RB)
25,000	5.00%, 12/15/23 (c)	30,176
70,000	5.00%, 12/15/24	86,366
20,000	Housing and Redevelopment Authority of The City of Saint Paul, Series A (RB) 5.00%, 07/01/25 (c)	23,210
515,000	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/27 (c)	624,288
	Minneapolis-St Paul Metropolitan Airports Commission (RB)
25,000	5.00%, 01/01/24	30,193
40,000	5.00%, 01/01/24 (c)	47,717
100,000	5.00%, 01/01/26	124,431
10,000	5.00%, 01/01/27 (c)	12,207
	Minnesota Public Facilities Authority, Series B (RB)
735,000	3.00%, 03/01/24	801,878
505,000	3.00%, 03/01/25	551,112
750,000	Minnesota State, General Fund Appropriation, Series B (RB) 5.00%, 03/01/22 (c)	866,422
1,000,000	Minnesota State, State Trunk Highway, Series B (GO) 5.00%, 08/01/23 (c)	1,190,450
	State of Minnesota (GO)
200,000	2.00%, 08/01/22 (c)	204,504
35,000	4.00%, 08/01/26	41,177
30,000	5.00%, 06/01/23	35,930
10,000	5.00%, 06/01/23 (c)	11,842
25,000	5.00%, 08/01/23	30,190
35,000	5.00%, 08/01/24	42,949
610,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	612,068
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
2,615,000	2.25%, 08/01/26 (c)	2,325,938
395,000	3.00%, 08/01/24 (c)	409,658
225,000	4.00%, 08/01/24 (c)	257,553
1,000,000	4.00%, 08/01/24 (c)	1,131,330
585,000	4.00%, 08/01/26 (c)	678,267
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
50,000	3.00%, 08/01/24 (c)	53,350
570,000	3.00%, 08/01/24	624,190
1,050,000	State of Minnesota, Various Purpose (GO) 4.00%, 08/01/22 (c)	1,142,043
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,424,944
	State of Minnesota, Various Purpose, Series D (GO)
1,000,000	2.25%, 08/01/26 (c)	932,060
25,000	3.50%, 10/01/23 (c)	26,669
500,000	5.00%, 10/01/23	605,560
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,110,203
		17,836,628
Mississippi: 0.5%
70,000	Mississippi Development Bank, Department of Corrections (RB) 5.00%, 08/01/27	84,909
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,141,540
	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB)
145,000	5.00%, 01/01/26	175,894
480,000	5.00%, 01/01/27	583,210
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
170,000	5.00%, 01/01/22 (c)	197,593
50,000	5.00%, 01/01/22 (c)	58,116
100,000	5.00%, 01/01/22 (c)	116,231
	State of Mississippi (GO)
800,000	5.00%, 10/01/25 (c)	981,216
35,000	5.00%, 11/01/25 (c)	41,453
100,000	5.00%, 10/01/26	124,239
25,000	5.00%, 12/01/26 (c)	30,032
750,000	5.00%, 12/01/26 (c)	904,425
750,000	5.00%, 10/01/27 (c)	900,892
500,000	5.00%, 10/01/27 (c)	603,555
	State of Mississippi, Series C (GO)
1,670,000	5.00%, 10/01/24	2,033,776
850,000	5.00%, 10/01/25	1,046,868
		9,023,949
Missouri: 0.8%
450,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	436,266
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	686,799
	County of Jackson (RB)
10,000	5.00%, 12/01/24 (c)	11,752
50,000	5.00%, 12/01/24 (c)	59,612
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	210,238
300,000	5.00%, 11/01/24 (c)	366,060
150,000	Health & Educational Facilities Authority of the State of Missouri (RB) 5.00%, 06/01/24	179,216
260,000	Health and Educational Facilities Authority of the State of Missouri, Saint Luke's Health System, Inc. (RB) 5.00%, 11/15/24	314,376
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,098,086
500,000	5.00%, 06/01/24 (c)	590,375
1,000,000	5.00%, 06/01/24 (c)	1,136,490
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
685,000	5.00%, 05/01/22 (c)	797,114
95,000	5.00%, 05/01/22 (c)	110,739
490,000	5.00%, 05/01/25 (c)	583,727
1,020,000	5.00%, 05/01/25 (c)	1,220,705
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,010,000	5.00%, 05/01/24	1,235,927
510,000	5.00%, 05/01/24 (c)	617,161
515,000	5.00%, 05/01/26	645,408
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
290,000	5.00%, 01/01/24 (c)	334,364
10,000	5.00%, 01/01/24 (c)	11,640
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	765,299
370,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	430,806
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	16,047
	Missouri State Board of Public Buildings, Series A (RB)
1,040,000	2.50%, 10/01/20 (c)	1,052,958
10,000	3.00%, 10/01/20 (c)	10,358
55,000	4.00%, 10/01/20 (c)	59,548
500,000	4.00%, 04/01/24 (c)	567,070
80,000	Missouri State Environmental Improvement and Energy Resources Authority (RB) 5.00%, 07/01/25 (c)	99,263
15,000	Springfield School District No. R-12 (GO) (SAW) 5.00%, 03/01/24	18,203
		13,665,607
Montana: 0.0%
200,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	200,338
Nebraska: 0.5%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	27,937
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	252,097
40,000	5.00%, 03/01/27 (c)	50,611
	Douglas County School District No. 0001 (GO)
230,000	3.00%, 12/15/24 (c)	232,426
1,000,000	5.00%, 06/15/24	1,228,280
250,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	251,995
	Nebraska Public Power District (RB)
35,000	5.00%, 01/01/24	42,105
10,000	5.00%, 01/01/25 (c)	11,718
80,000	5.00%, 01/01/25 (c)	92,050
30,000	5.00%, 01/01/25 (c)	36,239
25,000	5.00%, 01/01/25	30,372
10,000	5.00%, 01/01/25	12,149
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	129,108
65,000	4.00%, 02/01/22 (c)	69,434
1,080,000	5.00%, 02/01/24 (c)	1,282,921
1,260,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,499,249
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,640,000	3.00%, 07/01/26 (c)	1,577,057
505,000	5.00%, 01/01/24	593,400
1,400,000	5.00%, 01/01/25 (c)	1,619,002
		9,038,150
Nevada: 1.3%
500,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	606,710
1,050,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	1,258,435
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	271,940
1,950,000	4.00%, 11/01/26 (c)	2,132,715
15,000	5.00%, 06/15/24	18,023
850,000	5.00%, 11/01/26	1,063,409
1,420,000	Clark County School District, Series C (GO) 5.00%, 06/15/25	1,724,022
	Clark County School District, Series D (GO)
250,000	4.00%, 12/15/25 (c)	268,177
1,700,000	5.00%, 06/15/24	2,042,567
25,000	5.00%, 06/15/25	30,353
30,000	5.00%, 12/15/25 (c)	36,233
500,000	5.00%, 12/15/25 (c)	593,000
	Clark County Water Reclamation District (GO)
100,000	5.00%, 07/01/23	119,977
220,000	5.00%, 07/01/26	277,306
105,000	Clark County, Motor Vehicle Fuel Tax (RB) 5.00%, 07/01/23	125,844
	County of Clark (GO)
50,000	4.00%, 06/01/22 (c)	53,649
30,000	4.00%, 06/01/22 (c)	32,403
890,000	4.00%, 05/01/25 (c)	952,976
50,000	5.00%, 11/01/23	60,394
10,000	5.00%, 11/01/24	12,271
10,000	5.00%, 11/01/24	12,271
10,000	5.00%, 11/01/24	12,271
300,000	5.00%, 11/01/26 (c)	362,103
	County of Clark, Flood Control (GO)
125,000	5.00%, 11/01/23	150,984
1,100,000	5.00%, 05/01/25 (c)	1,296,735
420,000	5.00%, 05/01/25 (c)	502,312
	County of Clark, Series A (GO)
100,000	5.00%, 11/01/25	123,981
500,000	5.00%, 05/01/26 (c)	616,615
	Las Vegas Valley Water District (GO)
500,000	4.00%, 02/01/27 (c)	542,765
10,000	5.00%, 06/01/24	12,162
95,000	5.00%, 06/01/26 (c)	116,747
	Las Vegas Valley Water District, Series B (GO)
100,000	5.00%, 06/01/22 (c)	115,482
200,000	5.00%, 06/01/22 (c)	233,088
	State of Nevada Highway Improvement Revenue (RB)
1,000,000	4.00%, 06/01/27 (c)	1,087,200
30,000	5.00%, 06/01/24 (c)	36,334
20,000	5.00%, 12/01/25	24,929
1,000,000	5.00%, 06/01/26 (c)	1,230,730
255,000	5.00%, 06/01/26 (c)	311,539
25,000	5.00%, 06/01/26 (c)	31,041
785,000	5.00%, 06/01/27 (c)	958,100
775,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	948,608
235,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	285,579
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	422,684
10,000	5.00%, 07/01/26 (c)	12,021
		21,126,685
New Hampshire: 0.1%
45,000	State of New Hampshire (GO)
	5.00%, 03/01/25 (c)	55,193
1,000,000	State of New Hampshire, Series A (GO)
	5.00%, 03/01/25	1,232,090
		1,287,283
New Jersey: 3.0%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	897,304
30,000	County of Bergen (GO) 4.00%, 10/15/23	34,635
	New Jersey Building Authority (RB)
170,000	3.00%, 06/15/23	184,766
220,000	5.00%, 06/15/24	268,294
90,000	5.00%, 06/15/25	100,323
55,000	5.00%, 06/15/25	68,174
1,460,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,419,222
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/25	1,080,520
725,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series BBB (RB) 4.75%, 12/15/26 (c)	745,394
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,710,000	5.00%, 03/01/23 (c)	1,778,195
1,475,000	5.00%, 03/01/23 (c)	1,557,851
730,000	5.00%, 03/01/23 (c)	773,639
910,000	5.00%, 03/01/23 (c)	973,836
1,200,000	5.00%, 03/01/23 (c)	1,277,316
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
200,000	5.00%, 06/15/24 (c)	207,516
1,000,000	5.00%, 06/15/24 (c)	1,046,030
1,350,000	5.00%, 06/15/24 (c)	1,418,715
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB)
1,115,000	5.00%, 06/15/24 (c)	1,163,625
495,000	5.00%, 06/15/24 (c)	517,785
220,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series WW (RB) 5.25%, 06/15/25 (c)	237,776
335,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/24	361,391
1,000,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,056,660
150,000	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series A (RB) 5.00%, 09/01/24	161,847
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
465,000	5.00%, 06/15/23	502,195
230,000	5.00%, 06/15/24 (c)	239,474
500,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	608,975
	New Jersey Environmental Infrastructure Trust (RB)
25,000	4.00%, 09/01/24	29,072
60,000	4.00%, 09/01/25	70,078
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	575,485
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
1,190,000	4.00%, 07/01/22 (c)	1,287,449
1,500,000	4.00%, 07/01/26 (c)	1,592,850
250,000	5.00%, 07/01/22 (c)	281,915
400,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	441,332
	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB)
10,000	5.00%, 07/01/25	12,242
25,000	5.00%, 07/01/26 (c)	29,139
1,060,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 3.00%, 07/01/26 (c)	1,013,106
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph's Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	89,789
	New Jersey State Turnpike Authority, Series A (RB)
30,000	5.00%, 07/01/22 (c)	34,220
610,000	5.00%, 07/01/22 (c)	711,656
400,000	5.00%, 07/01/22 (c)	459,900
900,000	5.00%, 07/01/22 (c)	1,029,762
800,000	5.00%, 07/01/24 (c)	951,336
730,000	5.00%, 07/01/24 (c)	871,211
	New Jersey State Turnpike Authority, Series B (RB)
370,000	5.00%, 01/01/23 (c)	429,329
1,040,000	5.00%, 01/01/23 (c)	1,217,278
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
1,600,000	5.00%, 06/15/18 (c)	1,632,640
925,000	5.00%, 06/15/18 (c)	946,201
750,000	5.00%, 06/15/26 (c)	824,287
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
105,000	4.00%, 06/15/22 (c)	107,139
555,000	5.00%, 06/15/18 (c)	566,805
1,010,000	5.00%, 06/15/22 (c)	1,082,821
1,175,000	5.00%, 06/15/22 (c)	1,240,800
750,000	5.00%, 06/15/23 (c)	800,557
200,000	5.00%, 06/15/23 (c)	212,398
1,300,000	5.00%, 06/15/23 (c)	1,406,145
1,000,000	5.00%, 06/15/24	1,114,700
335,000	5.00%, 06/15/24 (c)	364,570
1,275,000	5.25%, 06/15/23 (c)	1,369,962
300,000	5.25%, 06/15/25 (c)	323,610
335,000	5.25%, 06/15/25 (c)	356,494
	New Jersey Turnpike Authority (RB)
25,000	5.00%, 07/01/22 (c)	28,441
305,000	5.00%, 07/01/22 (c)	347,438
20,000	5.00%, 07/01/22 (c)	22,954
25,000	5.00%, 01/01/23 (c)	28,704
1,555,000	5.00%, 07/01/24 (c)	1,814,265
260,000	5.00%, 07/01/24 (c)	306,982
75,000	5.00%, 07/01/24 (c)	88,764
55,000	5.00%, 01/01/25 (c)	63,644
45,000	5.00%, 01/01/25	54,359
30,000	5.00%, 01/01/26 (c)	35,086
	New Jersey Turnpike Authority, Series A (RB)
800,000	5.00%, 07/01/24 (c)	927,304
1,285,000	5.00%, 07/01/24 (c)	1,510,890
375,000	5.00%, 01/01/26 (c)	435,521
75,000	5.00%, 01/01/26 (c)	88,147
	New Jersey Turnpike Authority, Series B (RB)
165,000	5.00%, 01/01/23 (c)	190,907
100,000	5.00%, 01/01/23 (c)	117,726
150,000	5.00%, 01/01/23 (c)	172,884
310,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	360,304
700,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	780,962
525,000	State of New Jersey, Series T (GO) 5.00%, 06/01/23	603,424
130,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/25 (c)	151,065
625,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/27	728,369
	State University of New Jersey, Series J (RB)
80,000	5.00%, 05/01/23 (c)	94,725
30,000	5.00%, 05/01/23 (c)	33,955
200,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	227,282
		51,371,838
New Mexico: 0.4%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,367,122
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	658,876
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	77,457
275,000	Albuquerque Municipal School District No 12 (GO) (SAW) 5.00%, 08/01/26	343,373
	New Mexico Finance Authority, State Transportation, Senior Lien (RB)
395,000	4.00%, 06/15/22 (c)	438,233
45,000	4.00%, 06/15/22 (c)	50,148
3,165,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,809,584
10,000	State of New Mexico (GO) 5.00%, 03/01/24	12,177
100,000	State of New Mexico, Series A (RB) 5.00%, 07/01/25	123,330
	State of New Mexico, Series B (RB)
60,000	4.00%, 07/01/23	68,454
150,000	5.00%, 07/01/24	182,255
		7,131,009
New York: 14.7%
	Battery Park City Authority, Series A (RB)
310,000	5.00%, 11/01/23	377,741
25,000	5.00%, 11/01/23 (c)	29,949
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,044,579
500,000	5.00%, 01/15/27 (c)	581,300
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,923
15,000	City of New York, Series 1 (GO) 5.00%, 08/01/23	18,009
	City of New York, Series A (GO)
45,000	5.00%, 08/01/24 (c)	53,771
15,000	5.00%, 08/01/24 (c)	18,163
2,160,000	5.00%, 08/01/26 (c)	2,598,350
500,000	5.00%, 08/01/27 (c)	620,220
640,000	City of New York, Series A-1 (GO) 5.25%, 08/01/23 (c)	770,579
	City of New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	56,398
60,000	5.00%, 08/01/22 (c)	69,411
30,000	5.00%, 08/01/22 (c)	35,177
1,025,000	5.00%, 08/01/22 (c)	1,196,472
250,000	5.00%, 08/01/22 (c)	291,560
100,000	5.00%, 08/01/22 (c)	116,415
1,450,000	5.00%, 08/01/22 (c)	1,684,233
395,000	City of New York, Series B, Subseries B-1 (GO) 5.00%, 12/01/26 (c)	477,425
	City of New York, Series C (GO)
50,000	5.00%, 08/01/25	61,613
735,000	5.00%, 08/01/26	914,318
225,000	5.00%, 02/01/27 (c)	276,766
	City of New York, Series C and D (GO)
75,000	5.00%, 08/01/23	90,043
1,000,000	5.00%, 02/01/26 (c)	1,231,540
20,000	5.00%, 02/01/26 (c)	24,369
400,000	5.00%, 02/01/26 (c)	479,828
	City of New York, Series D (GO)
750,000	5.00%, 02/01/23 (c)	876,300
100,000	5.00%, 02/01/23 (c)	117,126
50,000	City of New York, Series D, Subseries D-1 (GO) 5.00%, 08/01/23 (c)	59,366
1,725,000	City of New York, Series D-1 (GO) 5.00%, 08/01/23 (c)	2,050,283
	City of New York, Series E (GO)
490,000	5.00%, 02/01/23 (c)	577,578
35,000	5.00%, 02/01/23 (c)	41,074
20,000	5.00%, 08/01/23	24,011
15,000	5.00%, 08/01/23 (c)	17,539
540,000	5.00%, 08/01/26 (c)	649,588
550,000	5.00%, 08/01/26	684,183
50,000	City of New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	58,541
	City of New York, Series H (GO)
25,000	5.00%, 08/01/23	30,014
1,435,000	5.00%, 08/01/23 (c)	1,705,598
1,115,000	5.00%, 08/01/23 (c)	1,331,578
145,000	City of New York, Series I (GO) 5.00%, 08/01/23 (c)	173,165
1,225,000	City of New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	1,448,783
	City of New York, Series J (GO)
1,295,000	5.00%, 08/01/23 (c)	1,539,198
645,000	5.00%, 08/01/23	774,368
285,000	5.00%, 08/01/24 (c)	337,486
10,000	5.00%, 08/01/24 (c)	11,899
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	230,134
	City of New York, Subseries F-1 (GO)
640,000	5.00%, 03/01/23 (c)	744,518
1,315,000	5.00%, 03/01/23 (c)	1,553,423
1,300,000	County of Nassau, Series A (GO) 5.00%, 04/01/24 (c)	1,519,089
	County of Nassau, Series B (GO)
500,000	5.00%, 10/01/23	596,115
645,000	5.00%, 04/01/24 (c)	753,702
85,000	5.00%, 10/01/25	103,255
1,070,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	1,260,471
25,000	County of Westchester (GO) 5.00%, 11/15/24	30,996
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
300,000	3.00%, 07/01/26 (c)	296,142
100,000	5.00%, 07/01/26 (c)	115,450
500,000	5.00%, 07/01/26 (c)	571,785
300,000	5.00%, 07/01/26 (c)	348,132
275,000	5.00%, 07/01/26 (c)	323,601
1,000,000	5.00%, 07/01/26	1,200,350
735,000	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
	5.00%, 11/01/25 (c)	894,943
	Hudson Yards Infrastructure Corp., Series A (RB)
250,000	5.00%, 02/15/27 (c)	297,812
250,000	5.00%, 02/15/27 (c)	300,840
	Long Island Power Authority Electric System, Series B (RB)
950,000	5.00%, 09/01/22 (c)	1,106,408
30,000	5.00%, 09/01/26 (c)	36,629
	Metropolitan Transportation Authority (RB)
75,000	2.32%, 11/15/32 ^	45,822
20,000	4.00%, 11/15/26	23,281
30,000	5.00%, 11/15/22 (c)	34,866
20,000	5.00%, 11/15/22 (c)	23,310
85,000	5.00%, 11/15/22 (c)	99,255
40,000	5.00%, 11/15/22 (c)	47,218
80,000	5.00%, 11/15/22 (c)	93,240
60,000	5.00%, 11/15/22 (c)	70,828
10,000	5.00%, 11/15/22 (c)	11,760
65,000	5.00%, 11/15/22 (c)	76,694
85,000	5.00%, 11/15/22 (c)	100,530
20,000	5.00%, 11/15/22 (c)	23,676
15,000	5.00%, 11/15/22 (c)	17,724
15,000	5.00%, 11/15/23 (c)	17,810
15,000	5.00%, 11/15/23 (c)	17,859
15,000	5.00%, 11/15/23	18,017
25,000	5.00%, 11/15/23	30,028
20,000	5.00%, 05/15/24 (c)	24,211
20,000	5.00%, 05/15/24 (c)	23,746
25,000	5.00%, 05/15/24 (c)	29,805
15,000	5.00%, 11/15/24 (c)	17,812
70,000	5.00%, 11/15/24 (c)	82,452
20,000	5.00%, 11/15/24	24,335
25,000	5.00%, 11/15/24	30,418
75,000	5.00%, 11/15/24 (c)	89,003
135,000	5.00%, 11/15/24 (c)	162,725
30,000	5.00%, 11/15/24	36,502
45,000	5.00%, 11/15/24	55,305
675,000	5.00%, 11/15/24 (c)	785,727
40,000	5.00%, 05/15/25 (c)	48,737
25,000	5.00%, 11/15/25 (c)	30,231
20,000	5.00%, 11/15/25	24,541
1,340,000	5.00%, 11/15/25 (c)	1,626,050
20,000	5.00%, 11/15/25 (c)	23,835
25,000	5.00%, 11/15/25	30,677
150,000	5.00%, 11/15/25 (c)	180,633
1,430,000	5.00%, 05/15/26 (c)	1,696,666
25,000	5.00%, 11/15/26 (c)	29,897
30,000	5.00%, 11/15/26	37,046
40,000	5.00%, 11/15/26 (c)	48,164
10,000	5.00%, 11/15/26 (c)	11,904
15,000	5.00%, 11/15/26 (c)	18,326
1,180,000	5.00%, 11/15/26 (c)	1,411,127
1,000,000	5.00%, 05/15/27 (c)	1,206,100
10,000	5.25%, 11/15/23 (c)	12,054
40,000	5.25%, 11/15/26 (c)	49,926
55,000	5.25%, 11/15/26 (c)	68,128
65,000	5.25%, 11/15/26 (c)	80,149
	Metropolitan Transportation Authority, Series A (RB)
525,000	3.00%, 11/15/22 (c)	538,429
2,565,000	3.59%, 11/15/30 ^	1,706,828
250,000	4.00%, 11/15/26 (c)	267,812
795,000	5.00%, 11/15/22 (c)	930,516
2,195,000	5.00%, 11/15/22 (c)	2,580,113
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 11/15/23 (c)	282,929
85,000	5.00%, 11/15/23	102,096
900,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/26 (c)	1,092,825
	Metropolitan Transportation Authority, Series D (RB)
1,000,000	4.00%, 11/15/26 (c)	1,076,270
650,000	5.00%, 11/15/17 (c)	657,533
205,000	5.00%, 11/15/19 (c)	221,958
765,000	5.00%, 11/15/22 (c)	893,290
160,000	5.00%, 11/15/22 (c)	188,606
815,000	5.00%, 11/15/22 (c)	953,925
75,000	5.25%, 11/15/23 (c)	90,206
	Metropolitan Transportation Authority, Series E (RB)
15,000	3.50%, 11/15/22 (c)	15,356
300,000	5.00%, 11/15/22 (c)	353,637
510,000	5.00%, 11/15/22 (c)	596,935
	Metropolitan Transportation Authority, Series F (RB)
855,000	3.13%, 11/15/22 (c)	902,102
1,865,000	5.00%, 11/15/22 (c)	2,188,074
1,010,000	5.00%, 11/15/22 (c)	1,177,155
1,320,000	5.00%, 11/15/22 (c)	1,556,003
765,000	5.00%, 11/15/22 (c)	899,648
	Metropolitan Transportation Authority, Series H (RB)
125,000	5.00%, 11/15/22 (c)	145,963
795,000	5.00%, 11/15/22 (c)	926,572
1,300,000	5.00%, 11/15/22 (c)	1,533,883
375,000	5.00%, 11/15/22 (c)	442,046
	Nassau County Interim Finance Authority (RB)
10,000	5.00%, 11/15/24	12,344
20,000	5.00%, 11/15/25	24,991
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	318,327
100,000	New York City Housing Development Corp., Multi-Family Housing, Series K-1-A (RB) 3.40%, 05/01/22 (c)	101,953
1,255,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,418,301
245,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	294,546
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
935,000	5.00%, 12/15/19 (c)	1,022,712
450,000	5.00%, 06/15/25 (c)	548,172
	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW)
40,000	3.25%, 07/15/22 (c)	41,768
40,000	5.00%, 07/15/22 (c)	46,364
35,000	5.00%, 07/15/22 (c)	41,024
20,000	5.00%, 07/15/23	24,033
35,000	5.00%, 01/15/25 (c)	41,174
25,000	5.00%, 07/15/25 (c)	30,631
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
10,000	2.00%, 11/01/22 (c)	10,085
100,000	2.00%, 11/01/22 (c)	102,563
40,000	3.00%, 11/01/22 (c)	40,720
15,000	3.00%, 11/01/22 (c)	15,381
100,000	3.00%, 02/01/26 (c)	100,448
15,000	4.00%, 02/01/26	17,499
600,000	5.00%, 11/01/22 (c)	708,840
75,000	5.00%, 11/01/22 (c)	87,530
250,000	5.00%, 02/01/23 (c)	293,532
30,000	5.00%, 02/01/23 (c)	35,605
10,000	5.00%, 02/01/23 (c)	11,782
170,000	5.00%, 05/01/23 (c)	200,779
85,000	5.00%, 05/01/23 (c)	100,902
325,000	5.00%, 05/01/23 (c)	381,894
35,000	5.00%, 05/01/24 (c)	41,910
60,000	5.00%, 05/01/24 (c)	72,184
40,000	5.00%, 05/01/24 (c)	47,898
15,000	5.00%, 08/01/24 (c)	17,989
10,000	5.00%, 08/01/24 (c)	12,058
60,000	5.00%, 08/01/24 (c)	71,954
300,000	5.00%, 08/01/24 (c)	356,535
30,000	5.00%, 08/01/24 (c)	35,761
30,000	5.00%, 11/01/24	36,812
25,000	5.00%, 02/01/25	30,763
60,000	5.00%, 08/01/25 (c)	72,892
10,000	5.00%, 08/01/25 (c)	11,937
10,000	5.00%, 11/01/25 (c)	12,295
500,000	5.00%, 02/01/26 (c)	585,120
1,100,000	5.00%, 05/01/26 (c)	1,303,368
250,000	5.00%, 08/01/26 (c)	299,175
1,155,000	5.00%, 02/01/27 (c)	1,400,969
1,500,000	5.00%, 05/01/27 (c)	1,793,805
2,500,000	5.00%, 05/01/27 (c)	3,035,050
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
575,000	5.00%, 07/15/22 (c)	670,962
235,000	5.00%, 07/15/22 (c)	274,952
690,000	5.00%, 01/15/26 (c)	812,026
1,475,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	1,703,949
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,275,000	4.00%, 05/01/26 (c)	2,483,526
125,000	5.00%, 08/01/25 (c)	150,023
2,850,000	5.00%, 08/01/25 (c)	3,370,182
800,000	5.00%, 08/01/25 (c)	965,992
1,500,000	5.00%, 05/01/26 (c)	1,768,335
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
130,000	5.00%, 11/01/22 (c)	152,576
360,000	5.00%, 11/01/22 (c)	422,122
260,000	5.00%, 08/01/24 (c)	309,928
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
770,000	5.00%, 11/01/25 (c)	918,918
450,000	5.00%, 11/01/25 (c)	534,438
1,750,000	5.00%, 08/01/26 (c)	2,127,177
540,000	5.00%, 08/01/26 (c)	642,389
1,015,000	5.00%, 08/01/26 (c)	1,201,212
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
75,000	2.00%, 11/01/22 (c)	76,086
130,000	5.00%, 11/01/22 (c)	153,582
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,186,900
750,000	5.00%, 02/01/26 (c)	900,315
1,995,000	5.00%, 02/01/26 (c)	2,403,357
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,348,962
1,035,000	5.00%, 02/01/26 (c)	1,242,435
1,030,000	5.00%, 02/01/26 (c)	1,222,507
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
	5.00%, 02/01/23 (c)	496,570
1,800,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB)
	5.00%, 11/01/22 (c)	2,119,536
	New York City Transitional Finance Authority, Series I (RB)
565,000	5.00%, 05/01/23 (c)	666,276
360,000	5.00%, 05/01/23 (c)	426,697
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	266,929
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	677,396
1,660,000	New York City Transitional Finance Authority, Subseries D-1 (RB) 5.00%, 02/01/24 (c)	1,956,343
625,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	746,144
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
100,000	4.00%, 04/01/26	116,957
505,000	4.00%, 10/01/26 (c)	564,034
840,000	4.00%, 10/01/26 (c)	958,818
	New York City Water and Sewer System (RB)
15,000	5.00%, 06/15/22 (c)	17,447
25,000	5.00%, 06/15/22 (c)	28,774
15,000	5.00%, 06/15/25 (c)	18,432
10,000	5.00%, 06/15/25 (c)	12,093
40,000	5.00%, 06/15/25	49,581
10,000	5.00%, 06/15/25 (c)	12,093
	New York City, Series A (GO)
1,035,000	5.00%, 08/01/24	1,260,868
80,000	5.00%, 08/01/25	98,580
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	757,737
820,000	New York City, Series I (GO) 5.00%, 08/01/23 (c)	974,627
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	429,926
	New York State Dormitory Authority (RB)
45,000	5.00%, 02/15/23 (c)	53,097
10,000	5.00%, 07/01/23	11,960
55,000	5.00%, 10/01/23	66,829
10,000	5.00%, 02/15/24 (c)	11,842
20,000	5.00%, 03/15/24 (c)	23,714
60,000	5.00%, 03/15/24	73,138
30,000	5.00%, 03/15/24	36,569
40,000	5.00%, 07/01/24	48,981
10,000	5.00%, 10/01/24	12,111
35,000	5.00%, 02/15/25	43,051
35,000	5.00%, 02/15/25	43,051
15,000	5.00%, 02/15/25 (c)	18,144
10,000	5.00%, 03/15/25	12,348
10,000	5.00%, 03/15/25 (c)	12,117
20,000	5.00%, 03/15/25 (c)	24,440
30,000	5.00%, 03/15/25 (c)	35,103
35,000	5.00%, 03/15/25	43,078
50,000	5.00%, 07/01/25	60,965
70,000	5.00%, 07/01/25	86,157
200,000	5.00%, 07/01/25 (c)	233,652
20,000	5.00%, 07/01/25 (c)	23,584
20,000	5.00%, 07/01/25 (c)	23,506
15,000	5.00%, 07/01/25 (c)	18,082
30,000	5.00%, 07/01/25	36,653
35,000	5.00%, 09/15/25 (c)	42,742
270,000	5.00%, 09/15/25 (c)	327,472
15,000	5.00%, 09/15/25 (c)	18,044
35,000	5.00%, 09/15/25 (c)	42,190
100,000	5.00%, 09/15/25 (c)	124,063
500,000	5.00%, 09/15/25 (c)	591,700
10,000	5.00%, 10/01/25	12,531
20,000	5.00%, 10/01/25 (c)	23,964
10,000	5.00%, 10/01/25	12,531
20,000	5.00%, 04/01/26 (c)	24,731
15,000	5.00%, 04/01/26 (c)	18,683
250,000	5.00%, 07/01/26	312,322
135,000	5.00%, 07/01/26	165,802
30,000	5.00%, 07/01/26 (c)	37,037
45,000	5.00%, 07/01/26	56,218
530,000	5.00%, 08/15/26 (c)	649,997
25,000	5.00%, 09/15/26 (c)	30,044
25,000	5.00%, 09/15/26 (c)	30,202
25,000	5.00%, 09/15/26 (c)	29,909
20,000	5.00%, 10/01/26 (c)	24,016
250,000	5.00%, 07/01/27 (c)	301,635
250,000	5.00%, 07/01/27 (c)	308,017
25,000	5.00%, 10/01/27	32,024
230,000	New York State Dormitory Authority, Cornell University Revenue, Series A (RB) 5.00%, 07/01/26 (c)	278,125
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	900,754
1,000,000	New York State Dormitory Authority, Series A (RB) 2.80%, 07/01/25 (c)	1,034,500
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
630,000	5.00%, 12/15/22 (c)	741,145
1,310,000	5.00%, 12/15/22 (c)	1,558,952
1,125,000	5.00%, 12/15/22 (c)	1,330,470
1,035,000	5.00%, 12/15/22 (c)	1,220,513
1,060,000	5.00%, 12/15/22 (c)	1,257,213
270,000	5.00%, 12/15/22 (c)	319,926
1,295,000	5.00%, 12/15/22 (c)	1,530,055
100,000	5.00%, 02/15/23 (c)	116,380
795,000	5.00%, 02/15/24 (c)	951,679
1,550,000	5.00%, 02/15/24 (c)	1,831,371
810,000	5.00%, 02/15/24	982,992
250,000	5.00%, 02/15/24 (c)	301,495
1,490,000	5.00%, 03/15/25 (c)	1,775,305
1,020,000	5.00%, 08/15/26 (c)	1,250,938
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,405,000	5.00%, 03/15/22 (c)	1,622,845
500,000	5.00%, 03/15/22 (c)	579,950
1,015,000	5.00%, 02/15/25 (c)	1,202,014
375,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	443,625
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	606,686
285,000	5.00%, 02/15/25 (c)	344,736
180,000	5.00%, 09/15/25 (c)	213,304
140,000	5.00%, 09/15/25 (c)	166,697
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
655,000	5.00%, 03/15/23 (c)	771,466
1,270,000	5.00%, 03/15/24 (c)	1,498,105
510,000	5.00%, 03/15/24 (c)	599,189
710,000	5.00%, 03/15/24 (c)	844,772
250,000	5.00%, 03/15/24 (c)	295,410
2,380,000	5.00%, 09/15/26 (c)	2,921,093
1,000,000	5.00%, 09/15/26 (c)	1,249,810
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,615,000	5.00%, 09/15/25 (c)	1,917,732
340,000	5.00%, 09/15/25 (c)	405,389
100,000	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB) 5.00%, 07/01/22 (c)	114,116
	New York State Environmental Facilities Corp. (RB)
10,000	5.00%, 05/15/24 (c)	11,887
50,000	5.00%, 03/15/25 (c)	61,141
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
150,000	5.00%, 03/15/24	183,797
690,000	5.00%, 03/15/25 (c)	848,141
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	490,996
20,000	5.00%, 06/15/22 (c)	23,386
10,000	5.00%, 06/15/23 (c)	11,847
10,000	5.00%, 06/15/23	12,083
1,310,000	5.00%, 06/15/23 (c)	1,560,053
50,000	5.00%, 05/15/24 (c)	59,890
150,000	5.00%, 06/15/24 (c)	178,100
1,260,000	5.00%, 06/15/24 (c)	1,542,101
15,000	5.00%, 06/15/24 (c)	18,435
1,435,000	5.00%, 06/15/24 (c)	1,708,884
20,000	5.00%, 06/15/24 (c)	24,002
65,000	5.00%, 09/15/24	80,350
15,000	5.00%, 06/15/25 (c)	18,187
965,000	5.00%, 06/15/26 (c)	1,160,876
765,000	5.00%, 06/15/26 (c)	930,485
500,000	5.00%, 06/15/26 (c)	615,375
1,080,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22 (c)	1,261,721
60,000	New York State Environmental Facilities Corp., Series D (RB) 5.00%, 03/15/25 (c)	72,893
	New York State Thruway Authority (RB)
55,000	5.00%, 03/15/23 (c)	64,586
40,000	5.00%, 01/01/24	47,931
10,000	5.00%, 01/01/25 (c)	11,822
35,000	5.00%, 01/01/25	42,386
600,000	5.00%, 01/01/26 (c)	694,890
	New York State Thruway Authority, Series A (RB)
140,000	5.00%, 09/15/21 (c)	161,244
625,000	5.00%, 01/01/26 (c)	730,456
	New York State Thruway Authority, Series I (RB)
810,000	5.00%, 01/01/22 (c)	929,815
1,000,000	5.00%, 01/01/22 (c)	1,148,840
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,478,619
1,000,000	5.00%, 01/01/24 (c)	1,182,960
500,000	5.00%, 01/01/24 (c)	597,130
	New York State Thruway Authority, Series K (RB)
850,000	5.00%, 01/01/25 (c)	990,428
1,000,000	5.00%, 01/01/25 (c)	1,170,360
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
190,000	5.00%, 09/15/21 (c)	217,922
60,000	5.00%, 09/15/21 (c)	69,235
1,290,000	5.00%, 09/15/21 (c)	1,483,500
150,000	5.00%, 09/15/21 (c)	172,370
800,000	5.00%, 03/15/23 (c)	937,096
25,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 03/15/23	29,875
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 03/15/24 (c)	134,647
750,000	5.00%, 03/15/24 (c)	881,662
20,000	5.00%, 03/15/24 (c)	24,141
15,000	5.00%, 03/15/25	18,462
1,000,000	5.00%, 09/15/25 (c)	1,180,180
670,000	5.00%, 03/15/26 (c)	807,745
890,000	5.00%, 03/15/26	1,108,317
1,010,000	5.00%, 03/15/26 (c)	1,238,846
85,000	5.00%, 03/15/26 (c)	103,363
	New York State Urban Development Corp., State Personal Income, Series A-1 (RB)
145,000	5.00%, 03/15/23 (c)	172,580
55,000	5.00%, 03/15/23 (c)	64,425
1,115,000	5.00%, 03/15/23 (c)	1,309,333
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,301,300
50,000	5.00%, 09/15/25 (c)	61,692
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,295,000	5.00%, 03/15/23 (c)	1,516,924
1,025,000	5.00%, 03/15/23 (c)	1,199,455
510,000	5.00%, 03/15/23 (c)	602,483
75,000	5.00%, 03/15/23 (c)	89,266
690,000	5.00%, 03/15/23 (c)	815,932
	New York State Urban Development Corp., State Personal Income, Series E (RB)
90,000	5.00%, 03/15/23 (c)	105,423
235,000	5.00%, 03/15/23 (c)	276,922
20,000	5.00%, 03/15/23 (c)	23,650
25,000	Port Authority of New York and New Jersey, Series 173 (RB) 3.00%, 06/01/22 (c)	25,668
45,000	Port Authority of New York and New Jersey, Series 175 (RB) 5.00%, 12/01/22 (c)	53,441
10,000	Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	11,846
280,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	335,390
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	595,499
760,000	3.25%, 06/15/24 (c)	782,656
	Port Authority of New York and New Jersey, Series 184 (RB)
45,000	5.00%, 09/01/24 (c)	53,022
65,000	5.00%, 09/01/24 (c)	78,524
	Port Authority of New York and New Jersey, Series 189 (RB)
15,000	5.00%, 05/01/23	17,998
25,000	5.00%, 05/01/24	30,467
20,000	5.00%, 05/01/25	24,672
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,322,376
205,000	5.00%, 05/01/20 (c)	226,435
100,000	5.00%, 05/01/20 (c)	110,513
10,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/24	12,280
840,000	Port Authority of New York and New Jersey, Series 205 (RB) 5.00%, 11/15/27 (c)	1,039,861
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	308,424
45,000	5.00%, 10/15/23	54,707
1,200,000	5.00%, 10/15/24 (c)	1,450,992
10,000	5.00%, 10/15/24	12,349
3,115,000	5.00%, 10/15/24 (c)	3,729,403
30,000	5.00%, 10/15/24 (c)	36,796
35,000	5.00%, 10/15/24 (c)	42,504
45,000	5.00%, 10/15/24 (c)	54,076
605,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	603,596
35,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 197 (RB) 2.60%, 04/01/25 (c)	33,708
	State of New York, Series A (GO)
25,000	5.00%, 03/01/23 (c)	29,961
150,000	5.00%, 03/01/23 (c)	180,035
110,000	5.00%, 03/15/24	135,175
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10,956
50,000	Town of Brookhaven NY (GO) 3.00%, 02/01/23 (c)	54,052
	Town of Brookhaven, Series A (GO)
65,000	3.00%, 02/01/23 (c)	69,098
250,000	4.00%, 02/01/23 (c)	276,855
	Town of Oyster Bay (GO) (AGM)
100,000	4.00%, 08/01/22 (c)	105,940
485,000	4.00%, 08/01/22 (c)	515,676
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	132,120
175,000	3.25%, 03/01/21 (c)	178,199
100,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20 (c)	104,326
	Triborough Bridge and Tunnel Authority, Series A (RB)
960,000	2.79%, 11/15/30 ^	641,328
5,805,000	5.00%, 05/15/23 (c)	6,887,400
1,370,000	5.00%, 05/15/23 (c)	1,635,479
900,000	5.00%, 05/15/23 (c)	1,063,458
1,245,000	5.00%, 05/15/23 (c)	1,473,370
40,000	5.00%, 11/15/23	48,471
15,000	5.00%, 11/15/24	18,493
40,000	5.00%, 11/15/25	49,704
20,000	5.00%, 05/15/26 (c)	24,130
45,000	5.00%, 05/15/27 (c)	56,169
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,385,000	2.85%, 11/15/32 ^	861,595
975,000	4.00%, 11/15/22 (c)	1,093,599
15,000	5.00%, 11/15/22 (c)	17,699
500,000	5.00%, 11/15/22 (c)	590,510
65,000	5.00%, 11/15/22 (c)	76,839
1,015,000	5.00%, 11/15/22 (c)	1,200,440
200,000	5.00%, 11/15/22 (c)	236,316
25,000	5.00%, 11/15/23	30,294
1,320,000	5.00%, 11/15/23 (c)	1,586,363
1,000,000	5.00%, 05/15/27 (c)	1,224,500
1,000,000	5.00%, 05/15/27 (c)	1,248,210
1,010,000	5.00%, 05/15/27 (c)	1,215,262
1,530,000	5.00%, 05/15/27 (c)	1,851,223
1,325,000	5.00%, 05/15/27 (c)	1,612,141
	Utility Debt Securitization Authority (RB)
920,000	3.00%, 12/15/25 (c)	941,914
145,000	5.00%, 06/15/21 (c)	165,874
70,000	5.00%, 12/15/21 (c)	81,347
10,000	5.00%, 06/15/22 (c)	11,765
45,000	5.00%, 12/15/22 (c)	53,732
20,000	5.00%, 06/15/23 (c)	24,054
35,000	5.00%, 12/15/23 (c)	42,459
90,000	5.00%, 06/15/24 (c)	109,626
20,000	5.00%, 06/15/24 (c)	24,361
30,000	5.00%, 12/15/24 (c)	36,897
25,000	5.00%, 06/15/25 (c)	30,597
200,000	5.00%, 06/15/25 (c)	244,774
1,675,000	5.00%, 12/15/25 (c)	2,007,504
45,000	5.00%, 12/15/25 (c)	55,508
85,000	5.00%, 12/15/25 (c)	104,848
1,010,000	5.00%, 06/15/26 (c)	1,226,675
500,000	5.00%, 06/15/26 (c)	600,165
	Utility Debt Securitization Authority, Series E (RB)
1,300,000	5.00%, 12/15/23 (c)	1,551,745
1,705,000	5.00%, 12/15/23 (c)	2,037,441
1,005,000	5.00%, 12/15/23 (c)	1,207,658
		246,656,743
North Carolina: 1.0%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	503,685
30,000	Charlotte-Mecklenburg Hospital Authority, Series A (RB) 5.00%, 01/15/26	36,834
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	415,103
15,000	City of Raleigh, Series A (GO) 5.00%, 09/01/24	18,490
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,233,460
590,000	County of Forsyth (GO) 3.00%, 03/01/27 (c)	595,387
10,000	County of Mecklenburg NC (GO) 5.00%, 12/01/24	12,373
500,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/25	625,405
	County of Wake (RB)
75,000	4.00%, 12/01/26 (c)	82,277
30,000	5.00%, 12/01/25	37,314
	County of Wake, Public Improvement (GO)
1,805,000	3.00%, 09/01/24 (c)	1,950,826
115,000	5.00%, 09/01/24	141,757
45,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	55,390
	North Carolina Medical Care Commission (RB)
10,000	4.00%, 06/01/26 (c)	10,867
10,000	5.00%, 06/01/23	11,983
15,000	5.00%, 06/01/26	18,611
	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
1,000,000	5.00%, 10/01/22 (c)	1,133,260
320,000	5.00%, 06/01/27	399,430
	North Carolina Municipal Power Agency No. 1, Series A (RB)
355,000	2.00%, 01/01/18 (c)	353,612
55,000	5.00%, 01/01/24	65,905
25,000	5.00%, 01/01/26 (c)	29,987
30,000	5.00%, 01/01/26 (c)	34,988
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,141,490
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,100
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	653,087
500,000	North Carolina Turnpike Authority (RB) 5.00%, 01/01/27 (c)	579,230
	State of North Carolina (RB)
10,000	5.00%, 03/01/24	12,011
35,000	5.00%, 03/01/25 (c)	42,486
25,000	5.00%, 03/01/25	30,426
15,000	5.00%, 06/01/25	18,502
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	95,714
500,000	5.00%, 06/01/26	631,440
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	304,585
115,000	5.00%, 06/01/26	143,210
1,500,000	5.00%, 06/01/26 (c)	1,867,950
	State of North Carolina, Series C (RB)
1,085,000	5.00%, 05/01/24 (c)	1,303,031
1,315,000	5.00%, 05/01/24	1,612,940
		16,226,146
North Dakota: 0.1%
1,060,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	1,268,036
Ohio: 2.1%
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	726,856
	City of Cincinnati, Series A (GO)
10,000	4.00%, 12/01/24	11,534
50,000	4.00%, 12/01/25	57,677
20,000	5.00%, 12/01/23	24,116
15,000	5.00%, 12/01/24	18,385
	City of Columbus, Ohio Sewerage Revenue (RB)
300,000	5.00%, 12/01/24 (c)	360,600
250,000	5.00%, 12/01/24 (c)	298,620
25,000	5.00%, 12/01/24 (c)	30,507
500,000	5.00%, 12/01/24 (c)	604,030
	City of Columbus, Series A (GO)
50,000	3.00%, 08/15/22 (c)	51,009
1,475,000	3.00%, 02/15/24 (c)	1,563,987
800,000	4.00%, 02/15/24 (c)	888,208
35,000	4.00%, 08/15/24	40,516
45,000	5.00%, 08/15/23	54,486
100,000	5.00%, 08/15/23 (c)	120,951
1,075,000	5.00%, 02/15/24 (c)	1,301,621
	City of Columbus, Various Purpose, Series A (GO)
500,000	3.00%, 07/01/25 (c)	525,180
750,000	3.00%, 07/01/25 (c)	804,052
300,000	3.00%, 07/01/25 (c)	312,237
910,000	3.00%, 08/15/25 (c)	926,953
750,000	3.10%, 07/01/25 (c)	775,560
1,450,000	3.20%, 07/01/25 (c)	1,497,125
140,000	5.00%, 08/15/22 (c)	164,560
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,161,860
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,553
	County of Cuyahoga (RB)
350,000	3.13%, 12/01/24 (c)	357,714
20,000	5.00%, 06/01/24 (c)	23,867
100,000	5.00%, 02/15/27 (c)	111,897
290,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	337,018
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,156,540
60,000	5.00%, 05/15/23 (c)	71,078
790,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) 5.25%, 06/01/22 (c)	910,325
	County of Hamilton, Ohio Sales Tax Revenue, Series A (RB)
10,000	5.00%, 12/01/23	12,058
340,000	5.00%, 12/01/26 (c)	410,632
	County of Hamilton, Ohio Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	119,448
375,000	5.00%, 12/01/24 (c)	448,774
	County of Hamilton, Ohio The Christ Hospital Project (RB)
695,000	5.25%, 06/01/22 (c)	791,904
525,000	5.25%, 06/01/22 (c)	600,012
75,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	76,335
	Dayton City School District (GO) (SD CRED PROG)
195,000	5.00%, 11/01/26	238,432
35,000	5.00%, 11/01/28	43,143
40,000	5.00%, 11/01/29	49,395
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	765,180
15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	17,772
	Kent State University (RB)
25,000	5.00%, 05/01/25	30,416
10,000	5.00%, 05/01/26 (c)	12,101
10,000	Miami University (RB) 5.00%, 09/01/25	12,320
15,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	17,344
	Ohio Water Development Authority, Fresh Water, Series B (RB)
60,000	5.00%, 06/01/26 (c)	72,501
1,000,000	5.00%, 12/01/26 (c)	1,217,040
200,000	5.00%, 12/01/26 (c)	244,718
90,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	111,077
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	12,417
15,000	5.00%, 12/01/25	18,749
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
50,000	5.00%, 12/01/25 (c)	61,669
20,000	5.00%, 12/01/25 (c)	24,650
40,000	5.00%, 12/01/25 (c)	49,787
10,000	5.00%, 12/01/25 (c)	12,394
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	95,044
	State of Ohio (GO)
65,000	4.00%, 05/01/24	75,024
120,000	5.00%, 05/01/22 (c)	139,462
50,000	5.00%, 06/15/22 (c)	58,568
10,000	5.00%, 08/01/23	12,044
45,000	5.00%, 12/15/23	54,225
1,350,000	5.00%, 03/15/24 (c)	1,574,302
25,000	5.00%, 03/15/24 (c)	29,054
30,000	5.00%, 12/15/24	36,920
25,000	5.00%, 08/01/25	30,995
	State of Ohio, Highway Capital Improvement, Series R (GO)
2,515,000	5.00%, 05/01/24 (c)	3,015,083
1,000,000	5.00%, 05/01/24 (c)	1,217,240
500,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	601,100
	State of Ohio, Major New State Infrastructure Project (RB)
1,100,000	5.00%, 06/15/22 (c)	1,283,403
175,000	5.00%, 06/15/26 (c)	213,642
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	604,335
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,769,350
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,510,933
20,000	University of Akron, Series A (RB) 5.00%, 01/01/25 (c)	23,158
		35,114,772
Oklahoma: 0.3%
1,600,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	1,599,984
	Grand River Dam Authority, Series A (RB)
10,000	5.00%, 06/01/23	11,927
10,000	5.00%, 06/01/23	11,927
130,000	5.00%, 06/01/24 (c)	156,891
10,000	5.00%, 06/01/24	12,104
85,000	5.00%, 06/01/24 (c)	99,833
1,040,000	5.00%, 06/01/24 (c)	1,216,457
115,000	5.00%, 06/01/26	141,846
120,000	5.00%, 12/01/26 (c)	142,948
65,000	5.00%, 12/01/26 (c)	78,443
1,025,000	Oklahoma Capital Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,209,500
	Oklahoma Capitol Improvement Authority (RB)
10,000	5.00%, 07/01/24 (c)	12,071
25,000	5.00%, 07/01/24 (c)	29,854
120,000	5.00%, 07/01/24	144,934
20,000	5.00%, 07/01/26 (c)	24,382
	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB)
40,000	5.00%, 07/01/23 (c)	47,517
90,000	5.00%, 07/01/23 (c)	108,205
15,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/25 (c)	17,535
15,000	Oklahoma Water Resources Board (RB) 5.00%, 04/01/25	18,456
	Tulsa County Industrial Authority (RB)
15,000	5.00%, 09/01/23	17,847
15,000	5.00%, 09/01/24	18,055
460,000	5.00%, 09/01/25 (c)	552,952
15,000	University of Oklahoma/The (RB) 5.00%, 07/01/25 (c)	17,385
		5,691,053
Oregon: 0.8%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	110,796
25,000	Beaverton School District No. 48J, Series B (GO) (SBG) 5.00%, 06/15/23	30,067
375,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	415,279
	City of Portland, Sewer System Revenue, Series A (RB)
20,000	5.00%, 04/01/23 (c)	23,905
25,000	5.00%, 06/01/24	30,567
325,000	County of Washington (GO) 5.00%, 03/01/25	403,036
1,000,000	Department of Administrative Services, Oregon State Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	1,216,050
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
1,015,000	4.04%, 06/15/27 (c) ^	589,827
930,000	4.14%, 06/15/27 (c) ^	511,360
500,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	603,620
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	235,692
15,000	Oregon State Facilities Authority (RB) 5.00%, 06/01/24	18,221
	Oregon State Lottery (RB)
60,000	5.00%, 04/01/24	73,051
15,000	5.00%, 04/01/24 (c)	18,210
40,000	5.00%, 04/01/25 (c)	49,346
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	150,594
	State of Oregon (GO)
10,000	5.00%, 05/01/23 (c)	11,913
20,000	5.00%, 11/01/23 (c)	23,920
10,000	5.00%, 05/01/26 (c)	12,252
	State of Oregon Department of Transportation (RB)
35,000	5.00%, 11/15/23 (c)	42,529
15,000	5.00%, 11/15/23	18,197
60,000	5.00%, 11/15/24 (c)	71,872
25,000	5.00%, 11/15/24 (c)	30,841
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
10,000	5.00%, 11/15/22	11,883
295,000	5.00%, 11/15/23	357,867
1,750,000	5.00%, 11/15/24 (c)	2,108,085
745,000	5.00%, 11/15/24 (c)	902,500
1,500,000	5.00%, 11/15/24 (c)	1,800,165
85,000	5.00%, 11/15/24 (c)	103,487
250,000	5.00%, 11/15/24 (c)	300,027
225,000	5.00%, 11/15/24	277,391
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,259,997
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	650,958
180,000	5.00%, 08/01/23 (c)	213,491
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	593,235
		14,270,231
Pennsylvania: 3.5%
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
10,000	5.00%, 12/01/25	12,282
1,290,000	5.00%, 12/01/25 (c)	1,507,816
450,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	536,341
400,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	474,336
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,171,360
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,173,020
750,000	5.00%, 08/01/27 (c)	884,377
750,000	5.00%, 08/01/27 (c)	878,700
420,000	5.25%, 07/15/21 (c)	485,780
	City of Philadelphia, Water and Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	24,296
85,000	5.00%, 10/01/25	104,111
25,000	5.00%, 10/01/26	30,872
10,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,856
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,753
250,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/25 (c)	283,895
	Commonwealth of Pennsylvania (GO)
15,000	5.00%, 06/01/22 (c)	17,330
500,000	5.00%, 01/15/24	595,675
230,000	5.00%, 03/15/25 (c)	262,789
15,000	5.00%, 08/15/25	18,163
1,720,000	5.00%, 08/15/25 (c)	1,985,172
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	564,410
500,000	5.00%, 07/01/23	592,410
1,200,000	5.00%, 09/15/25	1,454,436
	Commonwealth of Pennsylvania, First Series (GO)
1,075,000	5.00%, 06/01/22 (c)	1,239,271
1,535,000	5.00%, 04/01/23 (c)	1,785,635
1,480,000	5.00%, 04/01/23 (c)	1,725,976
1,450,000	5.00%, 04/01/23 (c)	1,702,053
500,000	5.00%, 06/15/24 (c)	589,110
500,000	5.00%, 06/15/24	598,975
1,430,000	5.00%, 03/15/25 (c)	1,649,705
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
370,000	3.00%, 09/15/26 (c)	348,729
300,000	4.00%, 10/15/23 (c)	327,129
200,000	4.00%, 09/15/26 (c)	217,844
500,000	5.00%, 10/15/23 (c)	588,955
920,000	5.00%, 10/15/23 (c)	1,074,900
445,000	5.00%, 10/15/23 (c)	525,598
500,000	5.00%, 10/15/23 (c)	592,485
1,000,000	5.00%, 10/15/23 (c)	1,165,200
1,760,000	5.00%, 09/15/26	2,150,386
615,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	743,437
500,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	567,530
20,000	Dauphin County General Authority (RB) 4.00%, 06/01/26 (c)	21,142
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/24 (c)	116,072
200,000	5.00%, 01/01/24 (c)	231,240
	Douphin Country General Authority Health System, Series A (RB)
1,510,000	3.00%, 06/01/26 (c)	1,418,796
410,000	4.00%, 06/01/26 (c)	431,168
	Lancaster County Hospital Authority (RB)
70,000	5.00%, 08/15/23	83,725
305,000	5.00%, 08/15/26	376,583
	Monroeville Finance Authority (RB)
995,000	5.00%, 02/15/26	1,223,711
1,245,000	5.00%, 02/15/27	1,538,484
250,000	Montgomery County Industrial Development Authority, Lofe Communities, Inc. (RB) 5.00%, 05/15/22 (c)	278,600
	Pennsylvania Economic Development Financing Authority (RB)
45,000	5.00%, 03/15/24	54,255
340,000	5.00%, 09/15/26 (c)	398,613
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	118,131
725,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 4.00%, 08/15/26 (c)	822,476
940,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,093,333
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	286,127
40,000	5.00%, 08/15/22 (c)	46,742
725,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 114C (RB) 3.30%, 10/01/21 (c)	729,473
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	125,335
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	20,722
250,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	255,520
20,000	Pennsylvania State University (RB) 5.00%, 09/01/26 (c)	24,128
	Pennsylvania Turnpike Commission (RB)
25,000	5.00%, 06/01/23	29,256
500,000	5.00%, 12/01/25 (c)	586,865
15,000	5.00%, 12/01/26 (c)	17,188
30,000	5.00%, 12/01/26 (c)	36,764
25,000	5.00%, 12/01/26 (c)	30,078
20,000	5.00%, 12/01/26 (c)	23,500
1,000,000	5.00%, 06/01/27 (c)	1,166,320
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,060,000	3.00%, 06/01/26 (c)	1,014,494
720,000	3.00%, 06/01/26 (c)	696,154
2,460,000	4.00%, 06/01/26 (c)	2,543,173
	Pennsylvania Turnpike Commission, Series A (RB)
370,000	5.00%, 12/01/24 (c)	421,208
750,000	5.00%, 12/01/26 (c)	886,627
	Pennsylvania Turnpike Commission, Series C (RB)
400,000	5.00%, 12/01/24 (c)	462,220
1,000,000	5.50%, 12/01/23 (c)	1,201,100
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,582
930,000	5.00%, 04/01/25 (c)	1,068,086
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,196,540
1,010,000	5.00%, 10/01/26 (c)	1,165,469
1,000,000	5.00%, 10/01/26 (c)	1,164,350
1,000,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/25	1,140,190
270,000	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB) 5.25%, 05/15/20 (c)	301,655
	State Public School Building Authority (RB)
465,000	5.00%, 04/01/22 (c)	502,005
250,000	5.00%, 12/01/26 (c)	283,230
1,000,000	5.00%, 12/01/26 (c)	1,158,990
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,144,992
		58,620,510
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Series A (RB)
15,000	5.00%, 06/15/23	17,762
25,000	5.00%, 06/15/24	30,020
	Rhode Island Commerce Corp., Series B (RB)
50,000	5.00%, 06/15/25	60,746
165,000	5.00%, 06/15/26 (c)	197,183
45,000	5.00%, 06/15/26 (c)	54,614
	Rhode Island Health and Educational Building Corp., Series A (RB)
500,000	4.00%, 05/15/26 (c)	549,280
40,000	5.00%, 05/15/24	47,828
385,000	5.00%, 05/15/25 (c)	457,773
110,000	5.00%, 05/15/26 (c)	132,814
	State of Rhode Island (GO)
15,000	5.00%, 08/01/23	17,970
50,000	5.00%, 08/01/24	60,801
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,194,190
250,000	5.00%, 08/01/24 (c)	299,992
200,000	5.00%, 08/01/24	243,204
		3,364,177
South Carolina: 0.8%
	Berkeley County, South Carolina School District, Series A (GO)
325,000	3.00%, 03/01/24 (c)	340,636
150,000	3.00%, 03/01/24 (c)	158,726
	Charleston Educational Excellence Finance Corp. (RB)
25,000	4.00%, 12/01/23 (c)	27,350
300,000	5.00%, 12/01/23	358,752
950,000	5.00%, 12/01/23 (c)	1,111,196
245,000	5.00%, 12/01/23 (c)	289,274
120,000	5.00%, 12/01/23 (c)	143,262
30,000	5.00%, 12/01/23 (c)	35,618
150,000	5.00%, 12/01/24 (c)	173,009
25,000	5.00%, 12/01/24 (c)	29,601
80,000	5.00%, 12/01/24 (c)	95,439
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,085,295
50,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	59,925
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
150,000	3.25%, 06/01/26 (c)	151,838
250,000	5.00%, 06/01/26 (c)	307,005
20,000	Horry County School District, Series A (GO) 5.00%, 03/01/24	24,271
400,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	414,556
15,000	SCAGO Educational Facilities Corp for Pickens School District (RB) 5.00%, 12/01/23	17,908
100,000	School District No. 2 of Dorchester County, Series A (GO) 4.00%, 03/01/24 (c)	111,225
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
1,000,000	3.75%, 11/01/22 (c)	1,062,070
350,000	5.00%, 11/01/22 (c)	400,144
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
220,000	5.00%, 08/01/23 (c)	238,572
395,000	5.25%, 08/01/23 (c)	433,655
	South Carolina Public Service Authority, Series A (RB)
40,000	5.00%, 12/01/23	46,736
30,000	5.00%, 06/01/25 (c)	35,255
1,025,000	5.00%, 06/01/26 (c)	1,167,557
10,000	5.00%, 06/01/26 (c)	11,441
45,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/26 (c)	51,564
	South Carolina Public Service Authority, Series C (RB)
75,000	5.00%, 12/01/23	87,629
1,500,000	5.00%, 12/01/24 (c)	1,683,390
50,000	5.00%, 12/01/24	58,870
50,000	5.00%, 12/01/24 (c)	58,248
75,000	5.00%, 12/01/24 (c)	85,115
280,000	South Carolina State Public Service Authority, Series A (RB) 5.00%, 12/01/24	329,672
	South Carolina Transportation Infrastructure Bank (RB)
3,450,000	2.25%, 10/01/25 (c)	2,968,966
40,000	3.38%, 10/01/22 (c)	40,254
25,000	5.00%, 10/01/23	29,919
25,000	5.00%, 10/01/24	30,277
10,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	10,162
		13,764,382
South Dakota: 0.0%
25,000	South Dakota Housing Development Authority (RB) 3.40%, 11/01/24 (c)	25,748
Tennessee: 1.0%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	899,913
535,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	538,130
	City of Memphis, Series A (GO)
10,000	5.00%, 11/01/23 (c)	11,973
275,000	5.00%, 04/01/25	338,368
490,000	Knox County Health Educational and Housing Facility Board (RB) 5.00%, 04/01/27 (c)	558,845
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	777,362
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,789,752
1,000,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	1,188,810
	Metropolitan Government of Nashville and Davidson County (GO)
545,000	4.00%, 07/01/26 (c)	599,865
1,600,000	4.00%, 07/01/26 (c)	1,745,184
2,550,000	4.00%, 07/01/27 (c)	2,778,582
1,700,000	4.00%, 07/01/27 (c)	1,945,072
300,000	4.00%, 07/01/27	347,847
915,000	4.75%, 07/01/26	1,119,429
300,000	5.00%, 07/01/23 (c)	353,046
100,000	5.00%, 01/01/26	124,167
25,000	5.00%, 07/01/26 (c)	29,920
235,000	5.00%, 07/01/26 (c)	282,289
	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB)
50,000	5.00%, 07/01/26 (c)	57,980
530,000	5.00%, 07/01/26 (c)	617,741
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	239,552
	State of Tennessee (GO)
15,000	5.00%, 08/01/24	18,474
15,000	5.00%, 09/01/24 (c)	18,366
15,000	5.00%, 08/01/26 (c)	18,729
500,000	State of Tennessee, Series B (GO) 2.00%, 10/01/20 (c)	503,975
	Tennessee State School Bond Authority (RB)
20,000	5.00%, 11/01/25 (c)	24,659
30,000	5.00%, 11/01/25	37,040
		16,965,070
Texas: 10.3%
	Aldine Independent School District, Series A (GO)
675,000	4.00%, 02/15/27 (c)	731,767
1,000,000	5.00%, 02/15/27 (c)	1,240,580
700,000	5.00%, 02/15/27 (c)	861,637
	Allen Independent School District (GO)
60,000	5.00%, 02/15/25	73,659
15,000	5.00%, 02/15/26	18,620
	Alvin Independent School District, Series A (GO)
500,000	5.00%, 02/15/26 (c)	599,340
85,000	5.00%, 02/15/26 (c)	102,616
25,000	5.00%, 02/15/26 (c)	30,376
	Arlington Independent School District (GO)
50,000	5.00%, 02/15/25 (c)	60,753
10,000	5.00%, 02/15/25	12,269
345,000	Austin Convention Enterprises, Inc., Series A (RB) (SAW) 5.00%, 01/01/27 (c)	405,530
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	545,750
	Austin Independent School District, Series B (GO)
770,000	5.00%, 08/01/24	941,448
500,000	5.00%, 08/01/26 (c)	614,140
	Bexar County Hospital District (GO)
710,000	5.00%, 02/15/24	854,300
1,350,000	5.00%, 02/15/25	1,644,556
25,000	5.00%, 02/15/26 (c)	29,903
100,000	Birdville Independent School District (GO) 5.00%, 02/15/25	122,844
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	297,012
1,325,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,639,210
930,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	1,121,078
500,000	Board of Regents of Texas State University System, Series E (RB) 5.00%, 08/15/27	631,595
30,000	Board of Regents of the University of Texas System (RB) 5.00%, 08/15/23	36,150
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	118,582
65,000	5.00%, 08/15/25	80,712
20,000	5.00%, 08/15/26	25,124
	Board of Regents of the University of Texas System, Series D (RB)
30,000	5.00%, 08/15/23	36,150
45,000	5.00%, 08/15/25	55,877
40,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/24	49,012
	Board of Regents of the University of Texas System, Series J (RB)
20,000	5.00%, 08/15/23	24,100
10,000	5.00%, 08/15/24	12,253
20,000	5.00%, 08/15/25	24,834
15,000	5.00%, 08/15/26 (c)	18,632
250,000	Board of Regents of University of North Texas, Series A (RB) 5.00%, 04/15/27	308,377
515,000	Board of Regents of University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	616,275
785,000	Board of Regents of University of Texas System, Series D (RB) 5.00%, 08/15/24	961,868
140,000	Board of Regents of University of Texas, Series E (RB) 5.00%, 08/15/26	175,868
535,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	676,288
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	582,010
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	289,132
625,000	5.00%, 01/01/26 (c)	726,375
10,000	5.00%, 01/01/26 (c)	11,919
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
230,000	5.00%, 01/01/23 (c)	256,093
200,000	5.00%, 07/01/25 (c)	231,178
	Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24	179,061
30,000	5.00%, 08/15/24 (c)	34,146
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	591,815
	City of Austin (GO)
35,000	5.00%, 09/01/23	42,226
40,000	5.00%, 09/01/24	48,856
15,000	5.00%, 09/01/25 (c)	18,404
	City of Austin, Electric Utility Revenue, Series A (RB)
55,000	5.00%, 11/15/24	66,962
40,000	5.00%, 11/15/25 (c)	48,169
35,000	5.00%, 11/15/25	42,947
	City of Austin, Water and Wastewater System Revenue (RB)
50,000	5.00%, 11/15/22 (c)	58,940
480,000	5.00%, 11/15/22 (c)	563,683
1,030,000	5.00%, 05/15/24 (c)	1,227,224
1,025,000	5.00%, 05/15/24 (c)	1,214,830
650,000	5.00%, 05/15/24 (c)	768,124
155,000	5.00%, 11/15/26 (c)	186,493
1,400,000	5.00%, 11/15/26 (c)	1,675,492
	City of Austin, Water and Wastewater System Revenue, Series A (RB)
1,000,000	3.70%, 05/15/23 (c)	1,085,550
80,000	5.00%, 05/15/23 (c)	95,454
50,000	5.00%, 05/15/23 (c)	59,445
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	571,350
1,175,000	5.00%, 02/15/24 (c)	1,361,790
1,450,000	5.00%, 02/15/24 (c)	1,703,518
500,000	5.00%, 02/15/25 (c)	559,820
1,000,000	5.00%, 02/15/25 (c)	1,146,290
400,000	City of Dallas, Series A (GO) 5.00%, 02/15/23 (c)	460,524
	City of Dallas, Waterworks and Sewer System, Series A (RB)
35,000	5.00%, 10/01/22 (c)	41,214
25,000	5.00%, 10/01/23	30,065
15,000	5.00%, 10/01/24	18,301
1,000,000	5.00%, 10/01/25 (c)	1,199,010
1,425,000	5.00%, 10/01/25 (c)	1,720,360
1,350,000	5.00%, 10/01/26 (c)	1,625,994
1,800,000	5.00%, 10/01/26 (c)	2,177,838
	City of El Paso, Water and Sewer Revenue (RB)
20,000	5.00%, 03/01/24 (c)	24,008
445,000	5.00%, 03/01/24 (c)	532,042
30,000	5.00%, 03/01/24	36,240
35,000	5.00%, 08/15/24	42,342
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
60,000	5.00%, 11/01/20 (c)	67,111
1,490,000	5.00%, 11/01/20 (c)	1,668,100
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,360,204
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,181,680
	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB)
50,000	5.00%, 11/15/24	61,066
40,000	5.00%, 11/15/26 (c)	48,459
50,000	5.00%, 11/15/26 (c)	61,554
515,000	5.00%, 11/15/26	637,905
	City of Houston, Combined Utility System Revenue, First Lien, Series C (RB)
15,000	5.00%, 05/15/23	17,925
730,000	5.00%, 05/15/24 (c)	857,122
	City of Houston, Combined Utility System Revenue, First Lien, Series D (RB)
30,000	3.38%, 11/15/22 (c)	30,340
20,000	5.00%, 11/15/24	24,426
40,000	5.00%, 11/15/24 (c)	47,380
35,000	5.00%, 11/15/24 (c)	42,453
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	753,545
1,000,000	5.00%, 03/01/24 (c)	1,163,930
25,000	5.00%, 03/01/24 (c)	29,516
635,000	5.00%, 03/01/26 (c)	738,232
200,000	5.00%, 03/01/26 (c)	234,674
395,000	5.00%, 03/01/26 (c)	469,130
25,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	29,931
1,070,000	City of San Antonio (GO) 5.00%, 02/01/24 (c)	1,266,730
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,200,000	5.00%, 08/01/22 (c)	1,405,788
15,000	5.00%, 02/01/26	18,592
100,000	5.00%, 02/01/26 (c)	118,438
25,000	5.00%, 02/01/26	30,987
85,000	5.00%, 08/01/26 (c)	101,493
1,020,000	5.00%, 08/01/26 (c)	1,263,178
555,000	5.25%, 02/01/25	691,325
	City of San Antonio, General Improvement (GO)
1,030,000	5.00%, 02/01/24 (c)	1,231,169
100,000	5.00%, 02/01/24	121,374
280,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	281,716
510,000	City of San Antonio, Water System Revenue, Series A (RB) 5.00%, 05/15/26 (c)	605,105
70,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	83,538
	Comal Independent School District, Series A (GO)
120,000	4.00%, 02/01/21 (c)	128,692
585,000	4.00%, 02/01/21 (c)	627,781
	Conroe Independent School District (GO)
10,000	5.00%, 02/15/24	12,115
105,000	5.00%, 02/15/25	128,986
10,000	5.00%, 02/15/25 (c)	11,873
500,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/21 (c)	561,285
500,000	County of Bexar (GO) 4.00%, 06/15/25 (c)	544,300
250,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	305,227
580,000	County of Denton (GO) 4.00%, 07/15/25 (c)	639,728
	County of Fort Bend (GO)
15,000	5.00%, 03/01/22 (c)	17,328
50,000	5.00%, 03/01/25 (c)	59,722
20,000	5.00%, 03/01/26 (c)	24,130
500,000	County of Fort Bend, Series B (GO) 4.00%, 03/01/26 (c)	548,260
	County of Harris (RB)
30,000	4.00%, 08/15/22 (c)	31,607
30,000	5.00%, 08/15/22 (c)	34,772
15,000	5.00%, 08/15/22 (c)	17,616
30,000	5.00%, 08/15/22 (c)	34,788
25,000	5.00%, 08/15/23	29,997
30,000	5.00%, 08/15/24	36,581
25,000	5.00%, 10/01/25	31,025
30,000	5.00%, 08/15/26 (c)	35,924
170,000	5.00%, 08/15/26 (c)	206,009
	County of Harris, Series A (GO)
1,280,000	5.00%, 10/01/25 (c)	1,557,030
1,115,000	5.00%, 10/01/25 (c)	1,361,002
325,000	5.00%, 10/01/25 (c)	399,444
355,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	417,469
	County of Harris, Texas Toll Road, Senior Lien, Series A (RB)
1,250,000	5.00%, 08/15/26 (c)	1,482,387
2,250,000	5.00%, 08/15/26 (c)	2,680,245
1,555,000	5.00%, 08/15/26 (c)	1,871,769
400,000	County of Harris, Texas Toll Road, Senior Lien, Series C (RB) 5.00%, 08/15/22 (c)	461,744
35,000	County of Travis (GO) 5.00%, 03/01/26 (c)	42,167
30,000	County of Travis (GO) 5.00%, 03/01/25	36,867
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	367,078
90,000	5.00%, 02/15/23 (c)	105,881
1,300,000	5.00%, 02/15/25 (c)	1,552,408
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	837,956
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	118,213
	Dallas and Fort Worth International Airport, Series G (RB)
100,000	5.00%, 11/01/20 (c)	111,580
40,000	5.00%, 11/01/20 (c)	44,700
	Dallas Area Rapid Transit (RB)
175,000	5.00%, 12/01/24 (c)	213,682
10,000	5.00%, 12/01/25 (c)	12,188
40,000	5.00%, 12/01/25 (c)	49,128
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
1,050,000	5.00%, 12/01/25 (c)	1,265,481
165,000	5.00%, 12/01/25 (c)	199,975
515,000	5.00%, 12/01/25 (c)	636,076
350,000	Dallas County Utility and Reclamation District (GO)
	5.00%, 02/15/28	427,682
	Dallas Independent School District (GO)
640,000	5.00%, 08/15/22 (c)	746,848
100,000	5.00%, 08/15/22 (c)	117,437
15,000	5.00%, 08/15/23	18,066
10,000	5.00%, 08/15/24 (c)	12,047
375,000	5.00%, 02/15/25	460,072
15,000	5.00%, 02/15/25 (c)	18,320
	Dallas Independent School District, Series A (GO)
1,000,000	5.00%, 08/15/24 (c)	1,201,000
120,000	5.00%, 08/15/24	146,502
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	441,302
135,000	Dallas/Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	150,314
	Denton Independent School District (GO)
60,000	5.00%, 08/15/23	72,147
1,170,000	5.00%, 02/15/25 (c)	1,429,880
40,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	48,130
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	364,527
75,000	5.00%, 02/15/26 (c)	90,737
10,000	5.00%, 02/15/26 (c)	11,936
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	88,054
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	135,465
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	366,758
470,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	550,704
	Fort Worth Independent School District (GO)
15,000	5.00%, 02/15/25	18,415
35,000	5.00%, 02/15/25 (c)	41,984
45,000	5.00%, 02/15/25	55,244
500,000	5.00%, 02/15/26 (c)	606,645
750,000	5.00%, 02/15/26	930,345
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	550,775
1,000,000	4.00%, 02/15/27 (c)	1,109,510
20,000	5.00%, 08/15/23	24,023
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	178,713
525,000	5.00%, 02/15/25	644,931
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	297,837
	Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
10,000	5.00%, 11/15/23	11,893
325,000	5.00%, 05/15/26 (c)	389,555
80,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital (RB) 5.00%, 10/01/25 (c)	96,382
1,315,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	1,599,605
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/24 (c)	115,540
965,000	5.00%, 11/15/24 (c)	1,120,510
1,225,000	5.00%, 11/15/24 (c)	1,431,278
	Harris County, Texas Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
850,000	3.00%, 05/15/26 (c)	800,963
445,000	3.00%, 05/15/26 (c)	424,005
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	509,175
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
150,000	5.00%, 12/01/22 (c)	170,355
120,000	5.00%, 12/01/22 (c)	137,125
1,505,000	5.00%, 12/01/24 (c)	1,727,319
	Harris County, Texas Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	614,616
500,000	5.00%, 10/01/24 (c)	605,540
250,000	5.00%, 10/01/25 (c)	305,157
1,000,000	5.00%, 10/01/25 (c)	1,217,270
1,000,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/22 (c)	1,174,270
1,010,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	1,203,819
	Houston Independent School District (GO)
175,000	5.00%, 02/15/24	212,495
1,000,000	5.00%, 02/15/27 (c)	1,196,820
1,475,000	5.00%, 02/15/27	1,847,157
135,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	162,747
120,000	Houston Independent School District, Limited Tax School House, Series C (GO) 4.00%, 02/15/23 (c)	133,510
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	297,317
	Houston, Texas Public Improvement Refunding, Series A (GO)
1,425,000	5.00%, 03/01/23 (c)	1,690,064
750,000	5.00%, 03/01/24 (c)	878,940
	Humble Independent School District (GO)
250,000	4.00%, 02/15/26 (c)	266,755
10,000	5.00%, 02/15/24	12,101
500,000	5.00%, 02/15/25	613,430
	Irving Independent School District, Series A (GO)
1,210,000	5.00%, 02/15/24	1,466,750
40,000	5.00%, 02/15/25	49,138
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	340,065
375,000	5.00%, 02/15/25	459,776
165,000	5.00%, 02/15/25 (c)	199,200
35,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/25	42,912
25,000	Keller Independent School District (GO) 5.00%, 08/15/23 (c)	29,759
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	12,175
100,000	La Joya Independent School District (GO) 5.00%, 02/15/28	123,290
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	416,185
	Lewisville Independent School District (GO)
70,000	5.00%, 08/15/20 (c)	78,077
30,000	5.00%, 08/15/23	36,093
145,000	5.00%, 08/15/25	178,463
30,000	5.00%, 08/15/25 (c)	36,524
	Lone Star College System (GO)
25,000	5.00%, 02/15/24	30,270
150,000	5.00%, 02/15/25	184,266
1,000,000	5.00%, 02/15/26 (c)	1,174,240
	Lower Colorado River Authority (RB)
10,000	3.13%, 05/15/22 (c)	9,726
105,000	5.00%, 05/15/25 (c)	125,839
225,000	5.38%, 05/15/23 (c)	266,407
500,000	5.50%, 05/15/23 (c)	593,905
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
240,000	4.00%, 05/15/22 (c)	250,829
155,000	4.00%, 05/15/22 (c)	163,339
270,000	5.00%, 05/15/26 (c)	325,760
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	63,772
	Lower Colorado River Authority, Series A (RB)
600,000	5.00%, 05/15/22 (c)	677,022
990,000	5.00%, 05/15/22 (c)	1,140,925
	Lower Colorado River Authority, Series B (RB)
675,000	5.00%, 05/15/22 (c)	760,016
660,000	5.00%, 05/15/22 (c)	747,938
1,170,000	5.00%, 05/15/22 (c)	1,333,332
370,000	5.00%, 05/15/25 (c)	430,210
380,000	5.00%, 05/15/25 (c)	448,567
845,000	Matagorda County Navigation District No. 1, Texas Pollution Control (RB) 4.00%, 06/03/23 (c)	879,315
	Metropolitan Transit Authority of Harris County (RB)
110,000	5.00%, 11/01/25	135,340
60,000	5.00%, 11/01/26 (c)	73,925
230,000	Midland County Fresh Water Supply District No. 1, City of Midland Project (RB) 5.00%, 09/15/22 (c)	265,940
500,000	Montgomery Independent School District (GO) 4.00%, 02/15/25 (c)	543,325
	New Hope Cultural Education Facilities Corp. (RB)
1,000,000	4.00%, 07/01/26 (c)	1,009,690
500,000	5.00%, 07/01/25 (c)	552,150
60,000	North East Independent School District (GO) 5.00%, 08/01/24	73,094
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/23	23,966
20,000	5.00%, 12/15/25	24,480
10,000	5.00%, 12/15/26 (c)	12,095
55,000	5.00%, 12/15/26	67,656
	North Texas Municipal Water District Water System Revenue (RB)
20,000	5.00%, 09/01/23	24,077
20,000	5.00%, 09/01/25 (c)	23,927
20,000	5.00%, 09/01/26 (c)	23,912
	North Texas Municipal Water District, Water System Revenue (RB)
150,000	3.00%, 09/01/25 (c)	151,503
1,430,000	5.00%, 09/01/25 (c)	1,716,615
85,000	5.00%, 09/01/25 (c)	102,804
400,000	5.00%, 09/01/26 (c)	480,756
340,000	5.25%, 03/01/22 (c)	399,330
	North Texas Tollway Authority (RB)
25,000	5.00%, 01/01/25	30,276
15,000	5.00%, 01/01/26 (c)	17,580
1,250,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/26 (c)	1,451,737
1,635,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,884,828
850,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	969,731
	Northwest Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	42,719
15,000	5.00%, 02/15/25	18,415
25,000	5.00%, 02/15/25 (c)	29,778
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,210,110
1,000,000	5.00%, 02/15/25 (c)	1,208,050
	Pasadena Independent School District, Unlimited Tax School Building (GO)
125,000	5.00%, 02/15/23 (c)	146,551
500,000	5.00%, 02/15/23 (c)	587,650
	Permanent University Fund, Texas A&M University System (RB)
35,000	5.25%, 07/01/25 (c)	42,598
360,000	5.50%, 07/01/25	457,801
	Permanent University Fund, University of Texas System (RB)
35,000	5.00%, 07/01/23	42,058
100,000	5.00%, 07/01/24	122,233
75,000	5.00%, 07/01/24 (c)	90,746
30,000	5.00%, 07/01/25	37,174
60,000	5.00%, 07/01/25 (c)	72,572
80,000	5.00%, 07/01/25 (c)	96,182
45,000	Plano Independent School District (GO) 5.00%, 02/15/24	54,518
1,475,000	San Antonio Electric and Gas Systems Revenue (RB) 5.25%, 02/01/24	1,808,896
	San Antonio Independent School District, Unlimited Tax School Building (GO)
1,445,000	5.00%, 02/15/24	1,748,609
85,000	5.00%, 02/15/25 (c)	102,618
	San Antonio Water System, Junior Lien, Series A (RB)
15,000	5.00%, 05/15/23	17,953
25,000	5.00%, 11/15/23 (c)	30,261
400,000	5.00%, 05/15/26 (c)	479,804
550,000	5.00%, 05/15/26 (c)	664,559
265,000	Socorro Independent School District (GO) 4.00%, 08/15/27 (c)	288,770
	Spring Independent School District (GO)
25,000	5.00%, 08/15/25 (c)	29,844
1,000,000	5.00%, 08/15/25 (c)	1,220,780
	State of Texas (GO)
50,000	5.00%, 04/01/22 (c)	58,094
1,390,000	5.00%, 10/01/23	1,677,980
80,000	5.00%, 04/01/24 (c)	96,446
20,000	5.00%, 04/01/24 (c)	23,931
20,000	5.00%, 04/01/24 (c)	24,182
40,000	5.00%, 10/01/24 (c)	48,803
25,000	5.00%, 10/01/24	30,672
20,000	5.00%, 10/01/24	24,538
15,000	5.00%, 04/01/26 (c)	17,891
15,000	5.00%, 10/01/26	18,821
35,000	5.00%, 10/01/27 (c)	42,702
	State of Texas, Transportation Commission (GO)
65,000	5.00%, 04/01/24 (c)	77,192
750,000	5.00%, 04/01/24 (c)	904,185
	State of Texas, Transportation Commission, Series A (GO)
1,355,000	5.00%, 04/01/22 (c)	1,572,342
1,350,000	5.00%, 10/01/24 (c)	1,602,085
1,035,000	5.00%, 10/01/25 (c)	1,260,744
1,000,000	5.00%, 04/01/26 (c)	1,200,470
	State of Texas, Transportation Commission, Series B (GO)
1,700,000	5.00%, 10/01/27 (c)	2,062,219
1,250,000	5.00%, 10/01/27 (c)	1,525,075
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	939,384
35,000	5.00%, 10/01/23 (c)	40,947
50,000	5.00%, 02/15/26	61,537
35,000	5.00%, 05/15/26 (c)	41,557
250,000	5.25%, 10/01/23 (c)	290,727
	Tarrant Regional Water Control and Improvement District (RB)
20,000	5.00%, 03/01/25 (c)	23,981
60,000	5.00%, 03/01/25 (c)	71,528
1,120,000	5.00%, 03/01/25 (c)	1,352,523
1,035,000	5.00%, 03/01/25	1,271,911
1,065,000	5.00%, 03/01/25 (c)	1,300,322
	Texas A&M University (RB)
10,000	4.00%, 05/15/26 (c)	11,252
10,000	5.00%, 05/15/23	11,999
25,000	5.00%, 05/15/26	31,196
190,000	5.00%, 05/15/26	237,088
10,000	Texas A&M University, Financing System, Series E (RB) 5.00%, 05/15/25	12,371
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	249,736
145,000	5.00%, 12/15/22 (c)	160,255
550,000	5.00%, 12/15/22 (c)	605,852
230,000	5.00%, 12/15/22 (c)	258,090
1,450,000	5.00%, 12/15/22 (c)	1,667,891
500,000	5.00%, 12/15/22 (c)	569,945
50,000	5.00%, 12/15/22 (c)	56,455
480,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	595,896
	Texas State University System (RB)
40,000	5.00%, 03/15/24	48,310
30,000	5.00%, 03/15/25 (c)	36,542
10,000	5.00%, 03/15/26	12,372
1,000,000	5.00%, 03/15/27 (c)	1,230,760
	Texas Transportation Commission State Highway Fund (RB)
65,000	5.00%, 10/01/23	78,424
20,000	5.00%, 04/01/24 (c)	24,393
150,000	5.00%, 10/01/24	183,806
55,000	5.00%, 10/01/24	67,395
100,000	5.00%, 10/01/25	124,099
1,055,000	Texas Transportation Commission State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,323,730
1,940,000	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/24	2,359,253
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	143,909
	Texas Water Development Board (RB)
20,000	4.00%, 10/15/25 (c)	21,854
25,000	5.00%, 04/15/24	30,415
25,000	5.00%, 04/15/25	30,788
125,000	5.00%, 10/15/25 (c)	149,056
165,000	5.00%, 10/15/25 (c)	200,591
25,000	5.00%, 04/15/26	31,096
595,000	5.00%, 10/15/26 (c)	726,953
1,060,000	Texas Water Development Board, Series A (RB) 5.00%, 10/15/25 (c)	1,292,204
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	96,754
	Trinity River Authority, Central Regional Wastewater System Revenue (RB)
70,000	5.00%, 08/01/26	87,601
275,000	5.00%, 08/01/27 (c)	331,149
15,000	University of North Texas (RB) 5.00%, 04/15/27 (c)	18,270
	Via Metropolitan Transit (RB)
95,000	5.00%, 07/15/26	117,545
15,000	5.00%, 01/15/27 (c)	18,322
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	89,966
		172,903,157
Utah: 0.2%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	655,953
25,000	Board of Regents of the University of Utah, Series B (RB) 5.00%, 08/01/24	30,604
	Board of Regents of the University of Utah, Series B-1 (RB)
30,000	5.00%, 08/01/23	36,151
20,000	5.00%, 08/01/24	24,483
370,000	Canyons School District, Utah School Bond Guaranty Program (GO) (SBG) 3.00%, 06/15/22 (c)	371,325
400,000	State of Utah (GO) 5.00%, 07/01/24	491,580
	Utah Transit Authority, Subordinated Sales Tax (RB)
175,000	3.00%, 06/15/26 (c)	178,834
1,740,000	3.98%, 06/15/26 (c) ^	996,550
600,000	4.00%, 06/15/26 (c)	658,644
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
10,000	5.00%, 06/15/24	12,166
125,000	5.00%, 06/15/24	152,349
155,000	5.00%, 06/15/25 (c)	183,484
		3,792,123
Vermont: 0.1%
1,000,000	Vermont Educational & Health Buildings Financing Agency (RB) 5.00%, 06/01/26 (c)	1,144,050
Virginia: 2.3%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	812,857
140,000	City of Richmond, Public Improvement, Series A (GO) (SAW) 5.00%, 03/01/23 (c)	165,630
	City of Richmond, Public Utility Revenue, Series A (RB)
530,000	5.00%, 01/15/23 (c)	617,964
1,500,000	5.00%, 01/15/26 (c)	1,808,115
10,000	5.00%, 01/15/26	12,418
10,000	Commonwealth of Virginia (GO) 4.00%, 06/01/23 (c)	11,396
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	613,455
1,000,000	5.00%, 06/01/25 (c)	1,235,930
90,000	5.00%, 06/01/25 (c)	111,605
	County of Arlington (GO)
1,750,000	5.00%, 08/15/24	2,153,445
1,000,000	5.00%, 08/15/27 (c)	1,245,750
15,000	County of Fairfax (GO) (SAW) 5.00%, 10/01/24 (c)	18,324
15,000	County of Fairfax (GO) (SAW) 5.00%, 04/01/25 (c)	18,673
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,625,541
15,000	County of Henrico, Water & Sewer Revenue (RB) 5.00%, 05/01/25	18,590
715,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	847,904
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	581,258
	Fairfax County Industrial Development Authority (RB)
30,000	5.00%, 05/15/26	37,352
25,000	5.00%, 05/15/26 (c)	30,032
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	638,324
250,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	303,430
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	244,024
750,000	5.00%, 07/01/25 (c)	921,255
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
30,000	4.00%, 02/01/22 (c)	33,138
485,000	5.00%, 02/01/24	587,999
20,000	5.00%, 02/01/25	24,578
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,081,480
1,000,000	5.00%, 09/01/26 (c)	1,231,100
1,010,000	5.00%, 09/01/26 (c)	1,253,743
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB)
830,000	4.00%, 09/01/22 (c)	916,096
1,100,000	5.00%, 09/01/23	1,322,838
	Virginia Commonwealth Transportation Board (RB)
15,000	5.00%, 09/15/23	18,067
15,000	5.00%, 05/15/24 (c)	17,914
1,000,000	5.00%, 05/15/26	1,246,000
20,000	5.00%, 09/15/26 (c)	24,381
500,000	5.00%, 09/15/26 (c)	619,725
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
250,000	4.00%, 05/15/24 (c)	269,210
1,000,000	5.00%, 05/15/24 (c)	1,202,040
	Virginia Commonwealth Transportation Board, Series A (RB)
170,000	5.00%, 03/15/23 (c)	201,329
450,000	5.00%, 03/15/23 (c)	529,483
1,450,000	5.00%, 03/15/23 (c)	1,717,220
	Virginia Public Building Authority (RB)
10,000	5.00%, 08/01/23	12,038
10,000	5.00%, 08/01/23	12,038
10,000	5.00%, 08/01/24	12,234
25,000	5.00%, 08/01/25	30,995
15,000	5.00%, 08/01/26	18,786
485,000	5.00%, 08/01/26	607,404
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	127,135
475,000	3.00%, 08/01/24 (c)	490,770
695,000	3.00%, 08/01/26 (c)	689,190
870,000	5.00%, 08/01/25	1,078,626
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	455,616
1,750,000	5.00%, 08/01/23	2,106,562
	Virginia Public School Authority (RB) (SAW)
20,000	5.00%, 08/01/24	24,498
750,000	5.00%, 08/01/26 (c)	928,110
30,000	5.00%, 08/01/26 (c)	36,848
10,000	5.00%, 08/01/26	12,580
575,000	5.00%, 08/01/26 (c)	716,893
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,065,646
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,130,640
	Virginia Resources Authority (RB)
25,000	5.00%, 10/01/23	30,278
50,000	5.00%, 10/01/24	61,534
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	892,020
1,115,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,342,895
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	301,960
		38,554,909
Washington: 3.9%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	646,692
20,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/26 (c)	24,436
	Central Puget Sound Regional Transit Authority, Sale Tax , Series S-1 (RB)
635,000	5.00%, 11/01/22 (c)	750,189
750,000	5.00%, 11/01/25 (c)	896,902
580,000	5.00%, 11/01/25 (c)	696,493
	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB)
250,000	5.00%, 02/01/22 (c)	290,255
595,000	5.00%, 02/01/22 (c)	691,092
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
30,000	5.00%, 11/01/22 (c)	35,492
10,000	5.00%, 11/01/22 (c)	11,836
15,000	5.00%, 11/01/24	18,464
65,000	5.00%, 11/01/25 (c)	78,489
15,000	5.00%, 11/01/25	18,636
50,000	5.00%, 11/01/26 (c)	60,719
2,175,000	City of Seattle, Drainage and Wastewater System (RB) 4.00%, 04/01/26 (c)	2,353,546
15,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 5.00%, 06/01/22 (c)	17,474
160,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	198,013
	City of Seattle, Water System Revenue (RB)
10,000	5.00%, 05/01/23	11,980
1,000,000	5.00%, 05/01/25 (c)	1,199,920
80,000	5.00%, 05/01/25	98,948
20,000	5.00%, 08/01/26	25,104
500,000	5.00%, 02/01/27 (c)	610,265
	City of Spokane, Water and Wastewater Revenue (RB)
45,000	5.00%, 12/01/23	54,232
15,000	5.00%, 12/01/24 (c)	18,316
	Clark County Public Utility District No 1 (RB)
30,000	5.00%, 01/01/24	36,029
25,000	5.00%, 01/01/25	30,566
	County of King (GO)
460,000	4.00%, 12/01/25 (c)	498,957
50,000	5.00%, 12/01/25 (c)	61,110
500,000	County of King, Series E (GO) 5.00%, 12/01/25 (c)	615,390
	County of King, Sewer Revenue (RB)
400,000	5.00%, 07/01/24 (c)	480,808
15,000	5.00%, 07/01/24	18,291
	County of King, Washington Sewer Revenue, Series A (GO)
210,000	5.00%, 07/01/24	258,079
1,055,000	5.00%, 01/01/25 (c)	1,267,150
	Energy Northwest Colombia Generating Station Electric, Series A (RB)
200,000	5.00%, 07/01/23	240,456
900,000	5.00%, 07/01/24 (c)	1,065,798
55,000	5.00%, 07/01/26 (c)	67,250
715,000	Energy Northwest Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/25 (c)	851,615
175,000	Energy Northwest Generating Station, Series A (RB) 4.00%, 07/01/24	202,373
2,135,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	2,643,728
	Energy Northwest Project 1 Electric, Series C (RB)
1,085,000	5.00%, 07/01/24 (c)	1,304,973
30,000	5.00%, 07/01/24 (c)	36,407
	Energy Northwest Project 3 Electric, Series A (RB)
90,000	5.00%, 07/01/26 (c)	110,945
1,115,000	5.00%, 07/01/26	1,396,069
80,000	Issaquah School District No. 411 King County (GO) (SBG) 4.00%, 06/01/26 (c)	87,591
	King County School District No. 401 (GO) (SBG)
1,675,000	3.13%, 12/01/26 (c)	1,657,814
1,250,000	5.00%, 12/01/26 (c)	1,515,475
	King County School District No. 405 (GO) (SBG)
25,000	5.00%, 12/01/23	30,415
30,000	5.00%, 12/01/24	37,073
465,000	5.00%, 12/01/26	588,127
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	638,377
20,000	King County School District No. 414 (GO) (SBG) 5.00%, 12/01/24	24,575
100,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	120,732
1,065,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,261,066
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	269,455
15,000	4.00%, 06/01/26 (c)	16,823
	Pierce County School District No. 10 (GO) (SBG)
25,000	5.00%, 12/01/25 (c)	29,838
65,000	5.00%, 12/01/25	80,620
45,000	Pierce County School District No. 3 (GO) (SBG) 5.00%, 12/01/22 (c)	53,212
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	191,175
	Port of Seattle, Intermediate Lien (RB)
15,000	5.00%, 02/01/25	18,257
15,000	5.00%, 02/01/26 (c)	18,096
30,000	5.00%, 02/01/26 (c)	35,683
	Port of Seattle, Intermediate Lien, Series A (RB)
100,000	5.00%, 08/01/22 (c)	117,413
20,000	5.00%, 08/01/22 (c)	23,189
	Port of Seattle, Series B (RB)
25,000	5.00%, 09/01/24 (c)	29,529
480,000	5.00%, 09/01/24 (c)	574,939
	Port of Tacoma, Series A (GO)
40,000	5.00%, 12/01/26 (c)	47,942
500,000	5.00%, 12/01/26 (c)	604,335
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,221,330
	State of Washington (GO)
10,000	4.00%, 07/01/23 (c)	11,039
50,000	4.00%, 07/01/23	57,320
10,000	5.00%, 07/01/22 (c)	11,729
10,000	5.00%, 08/01/22 (c)	11,710
40,000	5.00%, 07/01/23 (c)	47,916
25,000	5.00%, 07/01/23 (c)	29,760
40,000	5.00%, 07/01/23	48,116
20,000	5.00%, 07/01/23 (c)	23,808
10,000	5.00%, 08/01/23 (c)	11,930
50,000	5.00%, 02/01/24 (c)	58,265
25,000	5.00%, 02/01/24 (c)	30,104
45,000	5.00%, 02/01/24 (c)	53,214
25,000	5.00%, 02/01/24 (c)	28,904
10,000	5.00%, 07/01/24	12,216
20,000	5.00%, 07/01/24	24,432
60,000	5.00%, 07/01/24 (c)	73,340
35,000	5.00%, 08/01/24 (c)	41,999
40,000	5.00%, 08/01/24 (c)	47,082
40,000	5.00%, 01/01/25 (c)	47,170
40,000	5.00%, 01/01/25 (c)	46,992
35,000	5.00%, 01/01/25 (c)	42,065
15,000	5.00%, 01/01/25 (c)	18,028
540,000	5.00%, 01/01/25 (c)	640,435
10,000	5.00%, 01/01/25 (c)	12,133
50,000	5.00%, 02/01/25 (c)	61,014
10,000	5.00%, 02/01/25	12,305
20,000	5.00%, 01/01/26 (c)	23,638
995,000	5.00%, 01/01/26 (c)	1,182,617
65,000	5.00%, 01/01/26 (c)	78,738
20,000	5.00%, 01/01/26 (c)	24,450
35,000	5.00%, 01/01/26 (c)	42,397
1,000,000	5.00%, 01/01/26 (c)	1,177,770
20,000	5.00%, 02/01/26 (c)	24,335
20,000	5.00%, 08/01/26 (c)	24,112
20,000	5.00%, 08/01/26 (c)	24,492
25,000	5.00%, 08/01/26 (c)	29,718
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	236,560
140,000	5.00%, 09/01/23	167,731
725,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	726,551
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
500,000	5.00%, 02/01/23 (c)	590,810
1,560,000	5.00%, 02/01/24 (c)	1,894,511
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,200,260
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
405,000	3.13%, 07/01/22 (c)	409,880
315,000	5.00%, 07/01/24 (c)	381,821
2,050,000	5.00%, 07/01/24	2,504,280
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
365,000	5.00%, 07/01/23 (c)	437,230
1,000,000	5.00%, 01/01/25 (c)	1,179,260
1,020,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,202,845
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	56,545
	State of Washington, Various Purpose, Series A (GO)
1,355,000	5.00%, 08/01/22 (c)	1,593,087
870,000	5.00%, 08/01/23 (c)	1,043,939
1,385,000	5.00%, 08/01/26 (c)	1,662,360
1,000,000	5.00%, 08/01/26 (c)	1,213,720
1,010,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,193,547
	State of Washington, Various Purpose, Series D (GO)
1,375,000	5.00%, 02/01/23 (c)	1,618,375
100,000	5.00%, 02/01/24 (c)	121,443
2,000,000	State of Washington, Various Purpose, Series R-A (GO) 4.00%, 07/01/24 (c)	2,273,560
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	322,736
60,000	5.00%, 01/01/25 (c)	70,488
350,000	5.00%, 01/01/25 (c)	417,728
1,095,000	5.00%, 01/01/25 (c)	1,316,037
	State of Washington, Various Purpose, Series R-E (GO)
250,000	5.00%, 01/01/25 (c)	291,302
630,000	5.00%, 01/01/25 (c)	740,124
985,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/24	1,207,275
170,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	203,747
65,000	Tahoma School District No. 409, King County (GO) (SBG) 5.00%, 12/01/23 (c)	77,600
	Tobacco Settlement Authority (RB)
25,000	5.00%, 06/01/23	29,256
940,000	5.25%, 06/01/21 (c)	1,019,092
	University of Washington, General Revenue, Series C (RB)
400,000	5.00%, 01/01/23 (c)	465,708
45,000	5.00%, 01/01/23 (c)	52,900
	Washington Health Care Facilities Authority, Providence Health and Services, Series A (RB)
225,000	5.00%, 10/01/22 (c)	252,070
75,000	5.00%, 10/01/22 (c)	85,269
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	473,951
325,000	5.00%, 04/01/25 (c)	377,140
430,000	5.00%, 04/01/25 (c)	509,451
760,000	5.00%, 04/01/25 (c)	894,596
1,805,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/23 (c)	2,125,081
		66,061,727
West Virginia: 0.2%
15,000	State of West Virginia (GO) 5.00%, 06/01/23	17,947
	West Virginia Hospital Finance Authority, Series A (RB)
930,000	3.00%, 06/01/26 (c)	884,728
525,000	5.00%, 06/01/25	627,658
135,000	5.00%, 06/01/26 (c)	160,875
1,020,000	5.00%, 06/01/26	1,226,213
	West Virginia University Board of Governors, Series A (RB)
525,000	5.00%, 10/01/22 (c)	609,966
545,000	5.00%, 10/01/22 (c)	637,312
		4,164,699
Wisconsin: 1.0%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB)
	5.00%, 06/01/25 (c)	637,179
	State of Wisconsin (GO)
40,000	5.00%, 05/01/22 (c)	46,527
10,000	5.00%, 11/01/22 (c)	11,864
50,000	5.00%, 05/01/23 (c)	59,445
10,000	5.00%, 05/01/23	11,968
10,000	5.00%, 05/01/23 (c)	11,859
50,000	5.00%, 05/01/23	59,840
15,000	5.00%, 05/01/24	18,259
20,000	5.00%, 11/01/24	24,541
30,000	5.00%, 11/01/24 (c)	36,108
20,000	5.00%, 05/01/25	24,672
15,000	5.00%, 05/01/25 (c)	17,625
25,000	5.00%, 05/01/25 (c)	30,819
535,000	5.00%, 05/01/25	659,971
15,000	5.00%, 05/01/25 (c)	18,322
25,000	5.00%, 11/01/25	31,039
20,000	5.00%, 05/01/26 (c)	23,835
10,000	5.00%, 05/01/26 (c)	11,849
250,000	5.00%, 05/01/27 (c)	313,330
250,000	5.00%, 05/01/27 (c)	308,615
	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (RB)
70,000	5.00%, 06/01/23	84,055
20,000	5.00%, 06/01/23 (c)	24,016
10,000	5.00%, 06/01/24 (c)	12,220
25,000	5.00%, 06/01/24 (c)	30,549
20,000	5.00%, 06/01/24	24,439
15,000	5.00%, 06/01/24 (c)	18,329
275,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/23	330,214
150,000	State of Wisconsin, Series 2 (GO) 5.00%, 05/01/26 (c)	183,909
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	170,101
385,000	5.00%, 11/01/22 (c)	453,773
	State of Wisconsin, Series 4 (GO)
1,575,000	5.00%, 11/01/24 (c)	1,907,498
650,000	5.00%, 11/01/24 (c)	796,107
250,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	296,262
100,000	State of Wisconsin, Series B (GO) 4.00%, 05/01/23	114,182
	State of Wisconsin, Series C (GO)
500,000	4.00%, 05/01/24 (c)	553,465
500,000	5.00%, 05/01/24 (c)	592,105
	Wisconsin Department of Transportation (RB)
120,000	5.00%, 07/01/22 (c)	139,751
335,000	5.00%, 07/01/23 (c)	402,975
5,000	5.00%, 07/01/23 (c)	5,968
40,000	5.00%, 07/01/23	48,142
25,000	5.00%, 07/01/23	30,089
15,000	5.00%, 07/01/23 (c)	18,044
50,000	5.00%, 07/01/24	61,227
15,000	5.00%, 07/01/25 (c)	18,363
	Wisconsin Department of Transportation, Series A (RB)
1,015,000	5.00%, 07/01/24 (c)	1,199,121
510,000	5.00%, 07/01/24 (c)	609,379
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,061,580
420,000	5.00%, 11/01/24 (c)	487,658
80,000	5.00%, 05/15/26 (c)	97,371
35,000	5.00%, 05/15/26 (c)	42,259
1,500,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	1,513,860
	Wisconsin State Transportation, Series 1 (RB)
1,575,000	5.00%, 07/01/22 (c)	1,830,985
50,000	5.00%, 07/01/22 (c)	58,852
1,000,000	5.00%, 07/01/23 (c)	1,191,020
		16,765,535
Total Municipal Bonds (Cost: $1,627,309,056)		1,651,341,526

Number of Shares
MONEY MARKET FUND: 1.2% (Cost: $19,935,028)
19,935,028	Dreyfus Government Cash Management Fund - Institutional Shares	19,935,028
Total Investments: 99.3% (Cost: $1,647,244,084)		1,671,276,554
Other assets less liabilities: 0.7%		10,985,216
NET ASSETS: 100.0%		$1,682,261,770

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value
Education	7.2%	$120,544,399
Health Care	5.4	90,659,928
Housing	0.4	6,984,734
Industrial Revenue	0.2	3,466,048
Leasing	6.9	114,315,716
Local	17.3	288,981,456
Power	6.1	101,448,722
Solid Waste/Resource Recovery	0.1	2,093,824
Special Tax	10.8	180,979,290
State	20.7	345,610,683
Tobacco	0.2	3,613,868
Transportation	14.0	233,775,626
Water & Sewer	9.5	158,867,232
Money Market Fund	1.2	19,935,028
	100.0%	$1,671,276,554

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,651,341,526	$—	$1,651,341,526
Money Market Fund	19,935,028	—	—	19,935,028
Total	$19,935,028	$1,651,341,526	$—	$1,671,276,554

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.9%
	Alabama Incentives Financing Authority, Series A (RB)
$10,000	3.75%, 09/01/22 (c)	$10,260
50,000	5.00%, 09/01/22 (c)	55,749
95,000	Birmingham Water Board Revenue, Series A (RB) 4.00%, 01/01/27 (c)	100,340
60,000	County of Jefferson AL Sewer Revenue, Series A (RB) (AGM) 5.00%, 10/01/23 (c)	67,412
185,000	County of Jefferson, Alabama Sewer Revenue, Series B (RB) (AGM) 5.23%, 10/01/23 (c) ^	77,804
55,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	61,901
135,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	136,944
	Jefferson County, Senior Lien, Series A (RB) (AGM)
20,000	5.25%, 10/01/23 (c)	22,689
100,000	5.50%, 10/01/23 (c)	114,409
	Lower Alabama Gas District, Gas Project Revenue, Series A (RB)
100,000	5.00%, 09/01/34	120,886
85,000	5.00%, 09/01/46	106,875
300,000	Mobile County Board of School Commissioners (RB) 3.75%, 03/01/22 (c)	304,665
100,000	State of Alabama, Series A (GO) 3.00%, 02/01/26 (c)	97,622
	Tuscaloosa City Board of Education (RB)
345,000	4.00%, 08/01/26 (c)	364,489
15,000	5.00%, 08/01/26 (c)	17,197
	UAB Medicine Finance Authority, Series B (RB)
110,000	4.00%, 09/01/26 (c)	114,853
220,000	5.00%, 09/01/26 (c)	252,848
845,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	861,849
	Water Works Board of the City of Birmingham, Series B (RB)
250,000	4.00%, 01/01/27 (c)	263,433
110,000	5.00%, 01/01/27 (c)	127,138
		3,279,363
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	221,747
Arizona: 1.4%
40,000	Arizona Board of Regents, University of Arizona (RB) 5.00%, 06/01/26 (c)	46,737
15,000	Arizona Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	17,269
	Arizona Health Facilities Authority, Series A (RB)
145,000	3.75%, 01/01/22 (c)	147,536
375,000	5.00%, 01/01/24 (c)	417,281
110,000	Arizona Transportation Board, Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	126,752
850,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	898,484
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	290,725
	Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project Electric System, Series A (RB)
300,000	5.00%, 06/01/25 (c)	348,153
60,000	5.00%, 01/01/27 (c)	71,071
		2,364,008
Arkansas: 0.0%
15,000	North Little Rock School District No. 1, Series B (GO) (SAW) 4.50%, 08/01/20 (c)	16,121
California: 18.7%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
435,000	4.00%, 10/01/26 (c)	459,243
350,000	5.00%, 10/01/26 (c)	399,070
425,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	490,922
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	439,269
105,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	119,438
710,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	797,465
500,000	Beverly Hills Unified School District (GO) 4.28%, 08/01/26 (c) ^	206,990
35,000	California Educational Facilities Authority, Pepperdine University (RB) 5.00%, 04/01/26 (c)	40,972
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	215,562
95,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/26 (c)	97,864
	California Health Facilities Financing Authority, Series A (RB)
130,000	4.00%, 03/01/23 (c)	132,604
100,000	4.00%, 08/15/24 (c)	106,494
165,000	4.00%, 03/01/26 (c)	171,518
400,000	5.00%, 08/15/23 (c)	441,524
250,000	5.00%, 11/15/25 (c)	287,805
325,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	335,504
750,000	California Municipal Finance Authority, Series A (RB) 4.00%, 07/01/27 (c)	766,627
500,000	California Public Finance Authority (RB) 5.00%, 10/15/26 (c)	550,270
	California State Public Works Board, Department of Correction and Rehabilitation, Series H (RB)
360,000	3.50%, 12/01/25 (c)	364,406
425,000	4.00%, 12/01/25 (c)	451,265
20,000	California State Public Works Board, Series G (RB) 5.00%, 11/01/22 (c)	22,759
335,000	California State Public Works Board, Various Judicial Council Projects, Series A (RB) 5.00%, 03/01/23 (c)	376,674
	California State University, Series A (RB)
385,000	3.13%, 05/01/26 (c)	374,909
40,000	3.75%, 11/01/22 (c)	40,801
10,000	5.00%, 11/01/24 (c)	11,475
990,000	5.00%, 11/01/24 (c)	1,154,459
30,000	5.00%, 11/01/25 (c)	35,020
20,000	5.00%, 11/01/25 (c)	23,282
255,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	276,989
500,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	564,330
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	142,749
	California Statewide Communities Development Authority, Series A (RB)
150,000	4.00%, 08/15/26 (c)	152,619
20,000	4.00%, 08/15/26 (c)	20,753
405,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	420,827
250,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	288,317
	City of Los Angeles, Department of Airports, Series B (RB)
435,000	5.00%, 05/15/22 (c)	500,450
155,000	5.00%, 05/15/25 (c)	179,281
340,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 4.00%, 06/01/25 (c)	359,414
305,000	Coast Community College District, Series A (GO) 4.00%, 08/01/23 (c)	319,060
225,000	County of Santa Clara CA, Series B (GO) 3.50%, 08/01/22 (c)	227,678
275,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	293,406
410,000	East Bay Municipal Utility District Water System, Series B (RB) 4.00%, 06/01/25 (c)	436,338
450,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	524,497
300,000	El Camino Community College District (GO) 3.65%, 08/01/38 ^	143,220
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	320,640
250,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	237,735
10,000	Fremont Union High School District (GO) 5.00%, 08/01/24 (c)	11,644
115,000	Garden Grove Unified School District, Series C (GO) 5.00%, 08/01/23 (c)	133,412
80,000	Gilroy School Facilities Financing Authority, Series A (RB) 4.00%, 08/01/23 (c)	82,671
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	136,224
	Golden State Tobacco Securitization Corp., Series A (RB)
475,000	5.00%, 06/01/25 (c)	545,461
125,000	5.00%, 06/01/25 (c)	142,849
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	195,464
50,000	Imperial Irrigation District Electric System Revenue, Series B-2 (RB) 5.00%, 11/01/26 (c)	58,283
	Imperial Irrigation District Electric System Revenue, Series C (RB)
10,000	5.00%, 05/01/26 (c)	11,645
15,000	5.00%, 05/01/26 (c)	17,493
265,000	5.00%, 05/01/26 (c)	309,931
	Kaweah Delta Health Care District, Series B (RB)
30,000	4.00%, 06/01/25 (c)	30,894
345,000	5.00%, 06/01/25 (c)	382,391
150,000	Livermore Valley Joint Unified School District (GO) 3.00%, 08/01/26 (c)	137,177
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	384,868
15,000	5.00%, 07/01/24 (c)	17,439
70,000	5.00%, 01/01/26 (c)	81,754
900,000	5.00%, 01/01/26 (c)	1,046,709
	Los Angeles Department of Water and Power, Series B (RB)
50,000	5.00%, 07/01/22 (c)	57,539
40,000	5.00%, 01/01/26 (c)	47,012
10,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	11,489
750,000	Los Angeles Department of Water, Series A (RB) 5.00%, 01/01/27 (c)	893,872
220,000	Los Angeles International Airport, Series B (RB) 5.00%, 05/15/23 (c)	254,828
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	211,962
100,000	5.00%, 07/01/25 (c)	116,593
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	209,910
330,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	387,585
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	104,379
15,000	Northern California Transmission Agency, Series A (RB) 5.00%, 05/01/26 (c)	17,543
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	127,312
10,000	Orange County Water District, Series A (RB) 5.00%, 02/15/27 (c)	12,090
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	116,403
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	143,128
50,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 4.00%, 05/15/26 (c)	52,454
40,000	Regents of the University of California, Series AM (RB) 5.25%, 05/15/24 (c)	47,536
45,000	Regents of the University of California, Series AO (RB) 4.00%, 05/15/25 (c)	47,812
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	266,580
	Regents of the University of California, Series G (RB)
135,000	5.00%, 05/15/22 (c)	154,711
475,000	5.00%, 05/15/22 (c)	540,844
	Riverside County Public Financing Authority (RB)
140,000	4.00%, 11/01/25 (c)	148,263
455,000	4.13%, 11/01/25 (c)	482,223
60,000	Riverside County Transportation Commission, Series A (RB) 5.25%, 06/01/23 (c)	70,064
15,000	Sacramento County Sanitation Districts Financing Authority, Series A (RB) 5.00%, 06/01/24 (c)	17,442
40,000	San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/26 (c)	47,197
55,000	San Diego Public Facilities Financing Authority, Water Revenue, Series B (RB) 5.00%, 08/01/26 (c)	65,283
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	262,625
	San Diego Unified School District, Series I (GO)
505,000	3.99%, 07/01/25 (c) ^	230,548
25,000	3.99%, 07/01/25 (c) ^	12,578
500,000	4.12%, 07/01/25 (c) ^	208,060
155,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	179,952
500,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	542,450
250,000	San Francisco City and County Public Utilities Commission, Series A (RB) 4.00%, 10/01/25 (c)	262,970
15,000	San Francisco City and County Redevelopment Agency, Series C (TA) 5.00%, 08/01/26 (c)	17,337
325,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	370,120
225,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	226,598
375,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	390,881
50,000	Sequoia Union High School District (GO) 3.25%, 07/01/24 (c)	49,400
310,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	323,832
	State of California, Various Purpose (GO)
25,000	3.75%, 10/01/24 (c)	25,825
30,000	4.00%, 04/01/23 (c)	31,391
200,000	4.00%, 09/01/26 (c)	216,282
15,000	4.13%, 05/01/24 (c)	15,919
800,000	4.50%, 12/01/23 (c)	863,872
150,000	5.00%, 09/01/22 (c)	174,617
890,000	5.00%, 09/01/22 (c)	1,025,262
300,000	5.00%, 04/01/23 (c)	342,243
825,000	5.00%, 11/01/23 (c)	951,258
400,000	5.00%, 10/01/24 (c)	462,628
350,000	5.00%, 08/01/25 (c)	410,833
750,000	5.00%, 09/01/26 (c)	880,125
200,000	5.00%, 09/01/26 (c)	237,520
240,000	Victor Valley Community College District, Series A (GO) 4.00%, 08/01/26 (c)	250,889
15,000	Washington Township Health Care District, Series B (GO) 3.75%, 08/01/25 (c)	15,323
55,000	West Contra Costa Unified School District, Series B (GO) 5.00%, 08/01/23 (c)	62,381
55,000	West Contra Costa Unified School District, Series C (GO) 4.00%, 08/01/25 (c)	56,593
400,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/22 (c)	433,092
		32,234,261
Colorado: 2.2%
20,000	City and County of Denver, Series B (RB) 5.00%, 11/15/22 (c)	22,725
240,000	City of Aurora, First Lien (RB) 2.00%, 08/01/19 (c)	224,856
50,000	Colorado Health Facilities Authority, Adventist Health System, Series A (RB) 4.00%, 05/15/26 (c)	51,265
400,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	453,984
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	231,836
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	273,433
250,000	5.00%, 12/31/24 (c)	274,285
70,000	Colorado State Building Excellent School Today, Series H (CP) 3.25%, 03/15/22 (c)	70,327
220,000	Joint School District No 27J in Adams and Weld Counties (GO) (SAW) 5.00%, 12/01/25 (c)	256,432
	Park Creek Metropolitan District, Series A (RB)
200,000	5.00%, 12/01/25 (c)	216,244
130,000	5.00%, 12/01/25 (c)	141,041
370,000	Regents of the University of Colorado, Series B (RB) 3.50%, 06/01/22 (c)	374,092
130,000	Regents of the University of Colorado, Series B-1 (RB) 3.00%, 06/01/26 (c)	120,947
	Regional Transportation District, Series A (CP)
10,000	4.00%, 06/01/25 (c)	10,374
110,000	5.00%, 06/01/23 (c)	123,870
	University of Colorado Hospital Authority, Series A (RB)
30,000	4.00%, 11/15/22 (c)	30,936
55,000	5.00%, 11/15/22 (c)	61,188
805,000	University of Colorado, Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	905,697
		3,843,532
Connecticut: 1.2%
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,854
120,000	Connecticut Housing Finance Authority, Series F (RB) 3.40%, 11/15/21 (c)	119,592
120,000	Metropolitan District Hartford County, Clean Water Project, Series A (RB) 4.00%, 04/01/22 (c)	123,283
	Metropolitan District, Series A (RB)
375,000	5.00%, 04/01/22 (c)	416,692
220,000	5.00%, 11/01/24 (c)	244,512
580,000	State of Connecticut Clean Water Fund - State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	685,966
145,000	State of Connecticut, Series B (GO) 5.00%, 06/15/25 (c)	161,314
155,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	171,190
45,000	University of Connecticut, Series A (RB) 5.00%, 01/15/27 (c)	51,127
		1,989,530
Delaware: 0.5%
250,000	County of New Castle DE (GO) 4.00%, 04/01/27 (c)	265,858
500,000	State of Delaware (GO) 3.25%, 03/01/27 (c)	507,825
		773,683
District of Columbia: 1.0%
130,000	District of Columbia Water & Sewer Authority, Series A (RB) 3.25%, 04/01/26 (c)	130,387
350,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	392,735
	District of Columbia, Series A (GO)
660,000	4.00%, 06/01/27 (c)	711,711
250,000	5.00%, 06/01/27 (c)	297,905
25,000	District of Columbia, Series D (RB) 4.00%, 12/01/22 (c)	26,551
225,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	240,086
		1,799,375
Florida: 3.6%
335,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	381,341
350,000	Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/26 (c)	370,716
250,000	City of Port St Lucie FL (SA) 3.00%, 07/01/26 (c)	222,845
350,000	City of Port St. Lucie, Utility System Revenue (RB) 3.00%, 09/01/26 (c)	320,834
255,000	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	256,425
465,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	478,880
30,000	County of Broward, Florida Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/22 (c)	34,281
705,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	730,161
360,000	County of Miami-Dade, Florida Water & Sewer System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	403,128
25,000	Hillsborough County Aviation Authority, Series B (RB) 5.00%, 10/01/24 (c)	28,217
	Jacksonville Transportation Authority, Senior Lien (RB)
25,000	5.00%, 08/01/25 (c)	29,129
285,000	5.00%, 08/01/25 (c)	332,965
60,000	Miami-Dade County (RB) 5.00%, 10/01/26 (c)	69,080
545,000	Miami-Dade County Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	614,319
25,000	Miami-Dade County School District (GO) 5.00%, 03/15/26 (c)	28,915
575,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	654,430
20,000	Miami-Dade County, Series B (RB) (AGM) 4.00%, 10/01/22 (c)	20,745
265,000	Orange County Health Facilities Authority, Series B (RB) 4.00%, 10/01/26 (c)	268,853
355,000	Palm Beach County, Public Improvement , Series D (RB) 5.00%, 12/01/25 (c)	412,357
260,000	State of Florida, Series A (GO) 3.25%, 07/01/27 (c)	259,631
260,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	291,520
		6,208,772
Georgia: 1.2%
150,000	County of Paulding GA Water & Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	133,892
470,000	Georgia Higher Education Facilities Authority (RB) 4.13%, 06/15/25 (c)	502,035
	Georgia Housing and Finance Authority, Subseries B-1 (RB)
115,000	3.35%, 12/01/25 (c)	114,807
125,000	3.35%, 12/01/25 (c)	124,378
	Municipal Electric Authority of Georgia, Plant Vogrle Units 3 and 4, Series A (RB)
165,000	5.00%, 07/01/25 (c)	177,481
35,000	5.50%, 07/01/25 (c)	39,465
770,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	889,250
60,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	56,861
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	98,689
		2,136,858
Guam: 0.1%
130,000	Government of Guam, Series B-1 (RB) 5.00%, 01/01/22 (c)	136,438
Hawaii: 0.4%
445,000	City and County of Hawaii, Series A (GO) 4.00%, 03/01/26 (c)	477,383
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	151,247
100,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	95,438
		724,068
Idaho: 0.3%
	Idaho Health Facilities Authority, Series A (RB)
250,000	5.00%, 03/01/22 (c)	267,148
190,000	5.00%, 03/01/24 (c)	208,601
		475,749
Illinois: 4.0%
15,000	Board of Trustees of the University of Illinois, Series A (RB) 5.00%, 04/01/24 (c)	16,261
50,000	Chicago Metropolitan Water Reclamation District, Series A (GO) 5.00%, 12/01/24 (c)	55,628
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	189,499
500,000	5.00%, 01/01/27 (c)	573,060
750,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/27 (c)	853,710
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	549,615
250,000	City of Chicago IL Waterworks Revenue (RB) 5.00%, 11/01/27 (c)	278,845
25,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	29,253
500,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	565,285
500,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	537,535
250,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	250,330
150,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/22 (c)	157,367
740,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	747,740
	Illinois Finance Authority, Mercy Health Corp. (RB)
720,000	5.00%, 06/01/26 (c)	780,314
1,000,000	5.00%, 06/01/26 (c)	1,101,840
110,000	Illinois Finance Authority, Series A (RB) 3.00%, 10/01/26 (c)	97,523
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	158,075
		6,941,880
Indiana: 1.2%
25,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	26,187
360,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	363,110
450,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	524,623
410,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	470,582
515,000	Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	542,944
120,000	Richmond Hospital Authority, Series A (RB) 5.00%, 01/01/25 (c)	131,904
		2,059,350
Iowa: 0.5%
	Iowa Higher Education Loan Authority (RB)
500,000	5.00%, 12/01/26 (c)	591,085
250,000	5.00%, 12/01/26 (c)	297,125
		888,210
Kansas: 0.0%
25,000	Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A (RB) 5.00%, 09/01/24 (c)	28,065
Kentucky: 0.5%
410,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	422,267
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	280,360
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	136,795
		839,422
Louisiana: 2.0%
35,000	City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	39,434
80,000	City of Bossier City, Utilities Revenue (RB) 5.00%, 10/01/24 (c)	91,737
500,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	525,785
570,000	Louisiana Local Government Environmental Facilities & Community Development Auth, Series A (RB) 4.00%, 10/01/27 (c)	581,440
55,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB) 5.00%, 10/01/24 (c)	61,700
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
185,000	4.00%, 02/01/23 (c)	188,567
140,000	5.00%, 02/01/24 (c)	153,811
	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 360 Project (RB)
30,000	5.00%, 10/01/24 (c)	33,573
205,000	5.00%, 10/01/24 (c)	231,097
	Louisiana Public Facilities Authority (RB)
500,000	4.00%, 05/15/27 (c)	508,495
930,000	5.00%, 07/01/26 (c)	1,024,004
10,000	Terrebonne Levee and Conservation District (RB) 5.00%, 07/01/23 (c)	11,295
		3,450,938
Maryland: 1.7%
400,000	City of Baltimore, Maryland, Series A (RB) 5.00%, 01/01/25 (c)	451,664
15,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/24 (c)	17,151
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	118,571
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	394,953
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
135,000	4.00%, 07/01/22 (c)	136,497
480,000	4.00%, 05/15/27 (c)	488,942
325,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 4.00%, 08/15/23 (c)	336,271
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	281,135
110,000	University System of Maryland, Series A (RB) 3.00%, 04/01/26 (c)	106,612
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	530,330
		2,862,126
Massachusetts: 4.9%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	178,859
340,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	309,427
	Commonwealth of Massachusetts, Series A (GO)
25,000	4.00%, 04/01/21 (c)	25,869
270,000	4.50%, 12/01/21 (c)	292,936
20,000	5.00%, 12/01/21 (c)	22,859
430,000	5.00%, 03/01/24 (c)	488,953
	Commonwealth of Massachusetts, Series C (GO)
350,000	3.63%, 10/01/20 (c)	350,871
100,000	3.63%, 10/01/20 (c)	100,606
	Commonwealth of Massachusetts, Series E (GO)
85,000	3.00%, 04/01/25 (c)	79,897
120,000	3.00%, 04/01/25 (c)	111,227
395,000	3.25%, 09/01/25 (c)	388,680
500,000	4.00%, 04/01/25 (c)	521,440
415,000	4.00%, 09/01/25 (c)	436,646
375,000	4.00%, 09/01/25 (c)	394,016
250,000	5.00%, 08/01/21 (c)	282,970
500,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	525,835
635,000	Massachusetts Bay Transportation Authority, Series B (RB) 4.00%, 07/01/25 (c)	675,265
200,000	Massachusetts Development Finance Agency (RB) 5.00%, 10/01/26 (c)	217,604
10,000	Massachusetts Development Finance Agency, Berklee College of Music Issue (RB) 5.00%, 10/01/26 (c)	11,574
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	253,743
500,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	563,720
450,000	Massachusetts Development Finance Agency, Series N (RB) 5.00%, 12/01/26 (c)	520,753
	Massachusetts School Building Authority, Series C (RB)
840,000	5.00%, 08/15/25 (c)	982,649
40,000	5.00%, 11/15/26 (c)	47,653
305,000	Massachusetts State College Building Authority, Series C (RB) 3.00%, 05/01/22 (c)	280,835
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	312,475
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	142,136
		8,519,498
Michigan: 2.0%
360,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	401,897
500,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	551,340
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	246,499
95,000	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB) 5.00%, 11/01/23 (c)	103,482
180,000	L’anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	183,267
	Michigan Finance Authority, Henry Ford Health System (RB)
550,000	4.00%, 11/15/26 (c)	555,505
110,000	4.00%, 11/15/26 (c)	112,567
390,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	419,425
710,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	726,273
100,000	Michigan State Housing Development Authority, Series A (RB) 3.70%, 12/01/25 (c)	103,146
100,000	Wayne State University, Series A (RB) 4.00%, 11/15/23 (c)	102,171
		3,505,572
Minnesota: 0.2%
300,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	343,230
Mississippi: 0.4%
105,000	Mississippi Development Bank, City of Jackson, Series A (RB) (AGM) 3.50%, 09/01/22 (c)	105,484
500,000	State of Mississippi, Series A (GO) 4.00%, 10/01/27 (c)	539,405
		644,889
Missouri: 0.8%
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
85,000	5.00%, 11/15/23 (c)	92,482
130,000	5.00%, 10/01/25 (c)	150,219
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	255,703
230,000	Metropolitan St. Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	261,524
	Metropolitan St. Louis Sewer District, Series B (RB)
10,000	5.00%, 05/01/23 (c)	11,503
170,000	5.00%, 05/01/23 (c)	197,341
425,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	449,276
		1,418,048
Nebraska: 0.8%
290,000	City of Omaha NE Sewer Revenue (RB) 3.25%, 11/15/22 (c)	290,690
25,000	Lancaster County School District No. 0001, Lincoln Public School (GO) 4.00%, 01/15/24 (c)	27,236
665,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	741,668
40,000	Omaha Public Power District Nebraska City Station Unit 2, Series A (RB) 5.00%, 02/01/26 (c)	45,766
	Omaha Public Power District, Series A (RB)
35,000	5.00%, 02/01/22 (c)	39,847
85,000	5.25%, 02/01/25 (c)	97,628
160,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	141,301
		1,384,136
Nevada: 1.0%
15,000	City of Las Vegas, City Hall, Series C (GO) 4.00%, 03/01/26 (c)	15,928
135,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	138,771
20,000	Las Vegas Valley, Nevada Water District, Series A (GO) 5.00%, 06/01/26 (c)	23,031
	Las Vegas Valley, Nevada Water District, Series B (GO)
1,035,000	4.00%, 06/01/22 (c)	1,079,743
400,000	4.00%, 06/01/22 (c)	419,124
95,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	99,997
		1,776,594
New Hampshire: 0.3%
500,000	New Hampshire Municipal Bond Bank, Series B (RB)
	4.00%, 08/15/27 (c)	525,750
New Jersey: 2.3%
165,000	Atlantic County Improvement Authority, Series A (RB) (AGM) 4.00%, 07/01/26 (c)	171,265
45,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	51,120
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
250,000	4.00%, 07/01/27 (c)	261,240
130,000	5.00%, 07/01/24 (c)	142,964
80,000	5.25%, 07/01/23 (c)	90,143
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
370,000	5.00%, 06/15/22 (c)	382,887
80,000	5.00%, 06/15/23 (c)	83,251
100,000	5.00%, 06/15/24 (c)	102,386
	New Jersey Turnpike Authority, Series A (RB)
250,000	4.00%, 01/01/27 (c)	266,975
175,000	5.00%, 07/01/22 (c)	197,341
1,260,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	1,428,991
210,000	Rutgers, State University of New Jersey, Series L (RB) 5.00%, 05/01/23 (c)	236,485
	Rutgers, State University of New Jersey, Series M (RB)
410,000	3.13%, 05/01/21 (c)	395,014
105,000	3.13%, 05/01/21 (c)	100,723
		3,910,785
New York: 15.2%
110,000	Brooklyn Arena Local Development Corp., Series A (RB) (AGM) 3.00%, 01/15/27 (c)	105,016
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	243,250
500,000	5.00%, 01/01/26 (c)	545,840
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	259,761
25,000	City of New York, Subseries B-1 (GO) 4.00%, 12/01/26 (c)	26,580
350,000	County of Nassau, Series B (GO) 5.00%, 04/01/23 (c)	389,459
	County of Nassau, Series C (GO)
400,000	5.00%, 04/01/26 (c)	453,748
200,000	5.00%, 04/01/26 (c)	227,198
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
500,000	5.00%, 07/01/26 (c)	559,820
515,000	5.00%, 07/01/26 (c)	585,081
1,135,000	Hudson Yards Infrastructure Corp, Series A (RB) 5.00%, 02/15/27 (c)	1,325,067
235,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	262,967
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	343,152
435,000	5.25%, 11/15/26 (c)	529,117
250,000	5.25%, 11/15/26 (c)	303,400
	Metropolitan Transportation Authority, Series A-1 (RB)
25,000	4.00%, 05/15/26 (c)	26,091
405,000	5.00%, 05/15/26 (c)	470,173
810,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/25 (c)	947,416
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	28,441
	Metropolitan Transportation Authority, Series E (RB)
570,000	5.00%, 11/15/22 (c)	643,410
650,000	5.00%, 11/15/23 (c)	748,410
20,000	5.00%, 11/15/23 (c)	22,753
	Metropolitan Transportation Authority, Subseries D-1 (RB)
25,000	5.00%, 11/15/24 (c)	28,760
250,000	5.25%, 11/15/24 (c)	292,245
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	154,040
15,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	15,281
500,000	New York City Housing Development Corp., Series G1 (RB) 3.65%, 11/01/23 (c)	508,650
175,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	174,997
475,000	New York City Municipal Water Finance Authority, Series BB (RB) 5.00%, 12/15/22 (c)	542,222
455,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	525,916
250,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	268,373
750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	865,050
	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC-1 (RB)
10,000	5.00%, 06/15/26 (c)	11,614
10,000	5.00%, 12/15/26 (c)	11,819
20,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	23,356
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	188,295
450,000	5.00%, 06/15/23 (c)	526,540
410,000	5.00%, 06/15/23 (c)	467,999
805,000	5.00%, 06/15/24 (c)	940,079
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1 (RB)
50,000	5.00%, 11/01/23 (c)	58,379
10,000	5.00%, 11/01/23 (c)	11,606
250,000	5.00%, 08/01/25 (c)	292,075
25,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 11/01/25 (c)	29,527
20,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1 (RB) 5.00%, 02/01/24 (c)	22,890
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1 (RB) 5.00%, 02/01/27 (c)	295,347
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-1 (RB) 5.00%, 05/01/27 (c)	292,887
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	4.00%, 01/15/26 (c)	528,265
140,000	5.00%, 07/15/22 (c)	161,483
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/24 (c)	576,985
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
275,000	3.00%, 02/01/26 (c)	271,263
495,000	3.00%, 02/01/26 (c)	489,946
1,410,000	3.00%, 02/01/26 (c)	1,406,193
350,000	New York City Water & Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	408,317
10,000	New York City Water & Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	11,666
15,000	New York City Water & Sewer System, Series HH (RB) 5.00%, 06/15/25 (c)	17,499
200,000	New York State Dormitory Authority, Cornell University, Series A (RB) 5.00%, 07/01/26 (c)	238,132
95,000	New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/26 (c)	109,919
	New York State Dormitory Authority, Series A (RB)
200,000	4.00%, 07/01/26 (c)	218,642
375,000	4.00%, 07/01/26 (c)	399,589
230,000	5.00%, 03/15/23 (c)	263,585
155,000	5.00%, 03/15/24 (c)	178,492
400,000	New York State Dormitory Authority, Series E (RB) 5.00%, 09/15/25 (c)	467,916
	New York State Thruway Authority, Series A (RB)
25,000	4.00%, 01/01/26 (c)	25,756
250,000	5.00%, 01/01/26 (c)	288,122
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	335,928
	New York State Urban Development Corp., Series A, Group C (RB)
220,000	5.00%, 09/15/25 (c)	256,304
125,000	5.00%, 09/15/25 (c)	145,925
50,000	New York State Urban Development Corp., Series E, Group P (RB) 5.00%, 03/15/23 (c)	57,586
	Port Authority of New York & New Jersey, Series 184 (RB)
25,000	5.00%, 09/01/24 (c)	29,190
25,000	5.00%, 09/01/24 (c)	29,031
650,000	Port Authority of New York & New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	756,684
500,000	State of New York Mortgage Agency (RB) 3.50%, 04/01/26 (c)	498,365
820,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	955,407
420,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	497,423
840,000	Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/23 (c)	975,206
120,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	117,821
		26,310,737
North Carolina: 0.7%
265,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B (RB) 5.00%, 10/01/25 (c)	304,551
500,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	526,595
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	394,087
		1,225,233
Ohio: 2.7%
355,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	394,416
	American Municipal Power, Inc., Series A (RB)
500,000	4.00%, 02/15/26 (c)	512,360
85,000	5.00%, 02/15/24 (c)	94,964
400,000	5.00%, 02/15/26 (c)	454,028
100,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	102,464
495,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	579,402
250,000	County of Allen OH, Series A (RB) 5.00%, 11/01/24 (c)	276,665
250,000	County of Hamilton, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	266,045
40,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	39,041
250,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	253,943
940,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,079,364
500,000	Ohio State University, Series A (RB) 4.00%, 06/01/23 (c)	519,745
25,000	Olentangy Local School District (GO) (SD CRED PROG) 5.00%, 06/01/26 (c)	29,211
		4,601,648
Oregon: 0.8%
25,000	Oregon Health & Science University, Series B (RB) 5.00%, 07/01/26 (c)	29,118
550,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	580,107
450,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	461,385
275,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	318,860
		1,389,470
Pennsylvania: 4.2%
15,000	City of Philadelphia, Series A (GO) 5.25%, 01/15/24 (c)	17,069
55,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	56,632
540,000	Commonwealth of Pennsylvania, Second Series (GO) 4.00%, 09/15/26 (c)	570,845
	County of Allegheny, Series C-70 (GO)
60,000	5.00%, 12/01/22 (c)	67,756
45,000	5.00%, 12/01/22 (c)	51,495
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
200,000	4.00%, 06/01/22 (c)	205,294
180,000	5.00%, 06/01/22 (c)	195,050
75,000	Delaware County Authority (RB) 5.00%, 08/01/25 (c)	84,119
250,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	251,605
300,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	338,856
10,000	Lehigh County Authority Water and Sewer, Series A (RB) 5.13%, 12/01/23 (c)	11,216
360,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	393,577
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	165,816
665,000	Pennsylvania Economic Development Financing Authority, Capital Region Parking System (RB) 6.00%, 01/01/24 (c)	783,516
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	422,216
	Pennsylvania Housing Finance Agency (RB)
25,000	3.10%, 10/01/25 (c)	24,266
250,000	3.90%, 10/01/26 (c)	255,800
1,000,000	4.00%, 10/01/26 (c)	1,015,700
45,000	Pennsylvania Turnpike Commission, Motor License , Series B (RB) 5.00%, 12/01/22 (c)	50,649
	Pennsylvania Turnpike Commission, Series A-1 (RB)
500,000	5.00%, 12/01/22 (c)	555,120
30,000	5.00%, 06/01/26 (c)	34,123
	Pennsylvania Turnpike Commission, Series B (RB)
105,000	5.00%, 12/01/20 (c)	113,994
320,000	5.00%, 12/01/25 (c)	360,061
520,000	5.00%, 12/01/25 (c)	589,150
125,000	5.00%, 12/01/25 (c)	138,248
100,000	Philadelphia Authority For Industrial Development, Temple University (RB) 5.00%, 04/01/25 (c)	113,448
40,000	Philadelphia Authority For Industrial Development, Thomas Jefferson University, Series A (RB) 4.00%, 03/01/27 (c)	40,862
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	254,454
	West View Municipal Authority Water Revenue (RB)
80,000	4.00%, 11/15/24 (c)	83,438
35,000	5.00%, 11/15/24 (c)	40,515
		7,284,890
Rhode Island: 0.2%
310,000	Rhode Island Health & Educational Building Corp, Series A (RB) 4.00%, 09/01/27 (c)	337,909
South Carolina: 1.4%
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	217,509
	South Carolina Public Service Authority, Series A (RB)
310,000	4.00%, 06/01/25 (c)	313,732
25,000	5.00%, 12/01/23 (c)	27,438
100,000	5.00%, 06/01/25 (c)	109,258
125,000	5.50%, 06/01/24 (c)	141,601
95,000	South Carolina Public Service Authority, Series B (RB) 5.13%, 12/01/23 (c)	104,369
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	121,364
420,000	5.00%, 12/01/24 (c)	457,838
	South Carolina Public Service Authority, Series E (RB)
95,000	5.25%, 12/01/25 (c)	105,898
700,000	5.50%, 12/01/23 (c)	786,842
		2,385,849
Tennessee: 1.1%
100,000	Chattanooga Health Educational and Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	105,526
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	272,073
30,000	City of Memphis, Series B (GO) 4.25%, 04/01/24 (c)	32,136
500,000	County of Sullivan TN (GO) 4.00%, 05/01/26 (c)	525,600
40,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	46,416
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	253,908
25,000	Tennessee Housing Development Agency, Series 2B (RB) 3.25%, 01/01/26 (c)	23,643
585,000	Tennessee State School Bond Authority, Series B (RB) 5.00%, 11/01/25 (c)	676,810
		1,936,112
Texas: 10.8%
300,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	284,889
175,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	203,632
130,000	Bexar County Hospital District (GO) 4.00%, 02/15/26 (c)	137,115
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	55,816
20,000	Board of Regents, Texas State University System (RB) 5.00%, 03/15/23 (c)	23,103
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	283,737
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	282,718
	Central Texas Turnpike System, Series B (RB)
25,000	4.31%, 08/15/24 (c) ^	10,773
250,000	5.00%, 08/15/24 (c)	285,232
100,000	Cities of Dallas and Fort Worth International Airport Joint Revenue, Series G (RB) 5.00%, 11/01/20 (c)	111,310
250,000	City of Austin, Airport System Revenue, Series A (RB) 5.00%, 11/15/26 (c)	290,022
35,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 11/15/26 (c)	41,349
10,000	City of Austin, Water and Wastewater System Revenue, Series A (RB) 5.00%, 05/15/23 (c)	11,355
200,000	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB) 4.00%, 10/01/26 (c)	215,578
520,000	City of Denton TX (GO) 4.00%, 02/15/27 (c)	543,062
440,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	466,972
200,000	City of Houston, Combined Utility System Revenue, First Lien, Series D (RB) 5.00%, 11/15/22 (c)	230,260
85,000	City of Houston, Series A (GO) 5.00%, 03/01/23 (c)	96,662
85,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	95,872
130,000	County of Montgomery, Series A (GO) 4.00%, 03/01/26 (c)	136,449
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
40,000	5.00%, 12/01/24 (c)	46,686
220,000	5.00%, 12/01/25 (c)	252,377
265,000	5.00%, 12/01/25 (c)	308,669
980,000	5.00%, 12/01/25 (c)	1,157,478
1,000,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,059,370
15,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	17,140
535,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	623,254
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	195,696
500,000	Houston Independent School District (GO) 5.00%, 02/15/27 (c)	597,015
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	228,665
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	211,298
2,000,000	Leander Independent School District, Series A (GO) 4.03%, 08/16/26 (c) ^	755,220
	Leander Independent School District, Series D (GO)
320,000	4.13%, 08/15/24 (c) ^	155,104
100,000	4.34%, 08/15/24 (c) ^	41,062
195,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	220,418
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
95,000	4.00%, 05/15/22 (c)	98,513
130,000	4.00%, 05/15/26 (c)	136,076
50,000	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/25 (c)	54,030
	New Hope Cultural Education Facilities Finance Corp., Series A-1 (RB)
500,000	5.00%, 07/01/26 (c)	551,340
600,000	5.00%, 07/01/26 (c)	666,432
	New Hope Cultural Education Facilities Finance Corp., Series B (RB)
125,000	4.25%, 07/01/26 (c)	126,664
70,000	5.00%, 07/01/26 (c)	75,093
650,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	678,788
425,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	477,993
510,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	546,552
220,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	222,033
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	339,468
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	344,848
	Tarrant County Cultural Education Facilities Finance Corp., Series A (RB)
100,000	2.25%, 02/15/20 (c)	97,150
200,000	4.00%, 05/15/23 (c)	206,138
350,000	5.00%, 05/15/23 (c)	391,230
1,135,000	Texas Transportation Commission, Central Texas Turnpike System, Series A (RB) 5.00%, 08/15/22 (c)	1,268,975
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	556,275
850,000	5.00%, 08/15/24 (c)	951,345
110,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	126,760
	Texas Water Development Board, Series A (RB)
10,000	4.00%, 10/15/25 (c)	10,602
710,000	5.00%, 10/15/25 (c)	828,236
215,000	University of Texas System, Series B (RB) 2.50%, 08/15/21 (c)	211,304
		18,641,203
Utah: 0.5%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	182,223
350,000	4.00%, 05/15/24 (c)	360,472
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	255,301
125,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	129,413
		927,409
Vermont: 0.3%
400,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	445,208
Virginia: 1.4%
35,000	Rector and Visitors of the University of Virginia, Series B (RB) 5.00%, 04/01/27 (c)	41,739
685,000	University of Virginia, Series A (RB) 5.00%, 06/01/23 (c)	790,565
210,000	Virginia Commonwealth Transportation Board (RB) 3.00%, 05/15/26 (c)	200,260
1,000,000	Virginia Housing Development Authority, Series C-2 (RB) 3.45%, 10/01/22 (c)	1,005,760
415,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	426,969
		2,465,293
Washington: 2.5%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
400,000	5.00%, 11/01/25 (c)	464,048
410,000	5.00%, 11/01/25 (c)	482,250
20,000	5.00%, 11/01/26 (c)	23,454
10,000	City of Tacoma, Electric System Revenue, Series A (RB) 5.00%, 07/01/23 (c)	11,616
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	326,332
725,000	King County School District No 401 Highline (GO) (SBG) 4.00%, 12/01/26 (c)	778,084
195,000	Pierce County School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	232,857
25,000	State of Washington, Motor Vehicle Fuel Tax, Series B (GO) 5.00%, 08/01/23 (c)	28,926
15,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 02/01/26 (c)	17,554
90,000	State of Washington, Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/24 (c)	102,889
	State of Washington, Various Purpose, Series A (GO)
20,000	4.00%, 08/01/22 (c)	21,323
460,000	5.00%, 08/01/26 (c)	539,976
	Washington Health Care Facilities Authority, Series A (RB)
125,000	4.25%, 10/01/22 (c)	130,770
250,000	5.00%, 10/01/22 (c)	276,378
725,000	5.00%, 08/15/25 (c)	807,556
		4,244,013
West Virginia: 0.1%
	West Virginia Hospital Finance Authority, Series A (RB)
110,000	3.00%, 06/01/26 (c)	101,884
160,000	3.25%, 06/01/26 (c)	147,467
		249,351
Wisconsin: 1.4%
320,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/25 (c)	373,302
675,000	University of Wisconsin Hospitals and Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	686,266
70,000	Wisconsin Health & Educational Facilities Authority (RB) 5.00%, 10/01/26 (c)	79,874
	Wisconsin Health & Educational Facilities Authority, Series A (RB)
605,000	3.50%, 02/15/26 (c)	565,536
35,000	4.00%, 05/15/26 (c)	36,474
385,000	4.00%, 05/15/26 (c)	397,959
185,000	WPPI Energy, Power Supply System, Series A (RB) 5.00%, 07/01/23 (c)	210,047
		2,349,458
Wyoming: 0.4%
140,000	Wyoming Community Development Authority (RB) 3.70%, 06/01/24 (c)	141,852
500,000	Wyoming Municipal Power Agency, Series A (RB) 5.00%, 01/01/27 (c)	569,140
		710,992
Total Municipal Bonds (Cost: $168,657,088)		170,806,773

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $375,411)
375,411	Dreyfus Government Cash Management Fund - Institutional Shares	375,411
Total Investments: 99.1% (Cost: $169,032,499)		171,182,184
Other assets less liabilities: 0.9%		1,528,399
NET ASSETS: 100.0%		$172,710,583

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value
Education	10.3%	$17,684,266
Health Care	18.2	31,063,183
Housing	2.8	4,749,028
Leasing	3.2	5,496,414
Local	12.2	20,833,740
Power	6.7	11,447,620
Solid Waste/Resource Recovery	0.0	17,442
Special Tax	9.9	16,932,934
State	8.9	15,243,665
Tobacco	0.4	688,310
Transportation	14.9	25,525,027
Water & Sewer	12.3	21,125,144
Money Market Fund	0.2	375,411
	100.0%	$171,182,184

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$170,806,773	$—	$170,806,773
Money Market Fund	375,411	—	—	375,411
Total	$375,411	$170,806,773	$—	$171,182,184

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.0%
Alabama: 1.1%
$980,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Bonds (RB) 5.00%, 09/01/19	$1,060,615
250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	294,635
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	378,258
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	321,699
25,000	5.00%, 01/01/23	29,703
500,000	County of Jefferson (RB) 5.00%, 09/15/22	582,120
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	117,096
		2,784,126
Alaska: 0.7%
1,000,000	Alaska Municipal Bond Bank Authority, Series Three (RB) 4.00%, 12/01/21	1,103,040
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	757,281
		1,860,321
Arizona: 1.3%
15,000	Arizona Health Facilities Authority Revenue Bonds, Banner Health, Series A (RB) 5.00%, 01/01/23	17,676
125,000	Arizona School Facilities Board Refunding Certificates of Participation, Series A (CP) 5.00%, 09/01/20	139,430
130,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	148,818
	City of Chandler (GO)
250,000	3.00%, 07/01/19	259,633
250,000	4.00%, 07/01/21	277,475
1,000,000	City of Glendale Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	1,110,210
225,000	City of Phoenix, Arizona Refunding Bonds (GO) 4.00%, 07/01/20	243,979
60,000	City of Phoenix, Civic Improvement Corp. (RB) 5.00%, 07/01/20	66,685
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	286,602
	Maricopa County Industrial Development Authority (RB)
250,000	5.00%, 01/01/20	272,632
250,000	5.00%, 01/01/21	280,940
50,000	Maricopa County, Arizona Union High School District (GO) 5.00%, 07/01/22	58,826
15,000	Pima County, Arizona Refunding Bonds (GO) 4.00%, 07/01/22	16,875
		3,179,781
Arkansas: 0.1%
115,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 04/01/21	131,183
150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	172,146
		303,329
California: 12.6%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	114,441
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,277,112
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	510,800
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	85,395
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	783,145
100,000	California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System, Series A (RB) 5.00%, 10/01/19	108,619
250,000	California State Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/18	263,803
300,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 5.00%, 09/01/19	325,131
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	95,224
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	175,410
120,000	5.00%, 11/01/20	135,161
	California State Public Works Board, Department of State Hospital, Series E (RB)
70,000	5.00%, 06/01/19	75,124
310,000	5.00%, 06/01/20	344,484
700,000	5.00%, 06/01/21	801,479
10,000	California State Public Works Board, The Regents of the University, Series F (RB) 5.00%, 10/01/21	11,560
340,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	357,425
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	81,764
750,000	5.00%, 11/01/20	844,755
175,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 4.00%, 03/01/19	183,423
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	78,844
320,000	5.00%, 11/01/21	371,610
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	317,927
660,000	City of Los Angeles, Wastewater System Revenue, Series A (RB) 5.00%, 06/01/19	709,315
10,000	Coast Community College District California, Series A (GO) 5.00%, 08/01/21	11,524
500,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/21	569,735
70,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	82,364
150,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	155,225
	Golden State Tobacco Securitization Corp., Series A (RB)
155,000	5.00%, 06/01/19	166,169
310,000	5.00%, 06/01/21	353,189
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	279,822
	Los Angeles County Metropolitan Transportation Authority (RB)
515,000	5.00%, 07/01/21	591,889
10,000	5.00%, 07/01/22	11,807
35,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/21	40,255
	Los Angeles Department of Water and Power, Series B (RB)
975,000	5.00%, 11/01/18 (c)	1,025,973
100,000	5.00%, 07/01/19	107,810
115,000	5.00%, 07/01/20	128,270
20,000	5.00%, 07/01/22	23,645
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	236,454
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	11,123
290,000	5.00%, 07/01/18	301,087
125,000	5.00%, 07/01/19	134,763
60,000	5.00%, 07/01/21	69,033
210,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/19	226,401
	Los Angeles Unified School District, Series C (GO)
300,000	5.00%, 07/01/18	311,469
335,000	5.00%, 07/01/20	373,656
140,000	5.00%, 07/01/21	161,077
120,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/20	133,774
	Metropolitan Water District of Southern California, Series C (RB)
885,000	5.00%, 07/01/18	918,913
175,000	5.00%, 07/01/19	188,703
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	40,240
515,000	Oakland Unified School District (GO) (AGM) 5.00%, 08/01/21	593,064
1,300,000	Orange County Sanitation District (RB) 2.00%, 11/29/18 (c)	1,320,475
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	481,874
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	114,862
15,000	Sacramento County, Sanitation Districts Financing Authority, Series A (RB) 5.00%, 12/01/21	17,403
175,000	San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/19	186,982
25,000	San Diego Public Facilities Financing Authority, Sewer Revenue (RB) 5.00%, 05/15/22	29,505
	San Diego Unified School District, Series R-3 (GO)
500,000	5.00%, 07/01/18	519,115
20,000	5.00%, 07/01/22	23,677
40,000	San Francisco Bay Area Rapid Transit District Election, Series C (GO) 4.00%, 08/01/21	44,571
15,000	San Francisco City and County, Public Utilities Commission, Water Revenue, Series A (RB) 5.00%, 11/01/22	17,897
10,000	San Francisco State Building Authority Lease Revenue, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	11,607
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	296,021
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	149,938
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	111,091
105,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	113,447
	State of California Department of Water Resources, Central Valley Project (RB)
305,000	4.00%, 12/01/18	317,822
105,000	5.00%, 12/01/19	114,919
360,000	5.00%, 12/01/21	419,674
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	147,753
620,000	State of California Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	710,421
	State of California, Various Purpose (GO)
1,055,000	4.00%, 02/01/19	1,104,089
200,000	4.00%, 02/01/22	224,710
110,000	5.00%, 09/01/18	114,960
25,000	5.00%, 09/01/18	26,127
240,000	5.00%, 09/01/18	250,822
115,000	5.00%, 02/01/19	122,054
25,000	5.00%, 03/01/20	27,572
100,000	5.00%, 08/01/20	111,771
1,550,000	5.00%, 09/01/20	1,737,441
315,000	5.00%, 02/01/21	357,582
300,000	5.00%, 09/01/21	346,398
500,000	5.00%, 09/01/21	577,330
815,000	5.00%, 11/01/21	945,710
250,000	5.00%, 02/01/22	291,802
265,000	5.00%, 09/01/22	313,885
750,000	5.00%, 10/01/22	890,137
450,000	5.00%, 10/01/22	534,082
765,000	5.00%, 10/01/22	907,940
70,000	Trustee of California State University Systemwide, Series B-2 (RB) 5.00%, 05/01/21 (c) (p)	77,127
	University of California, Series AF (RB)
100,000	5.00%, 05/15/20	111,156
10,000	5.00%, 05/15/21	11,473
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	1,000,950
		31,533,557
Colorado: 0.4%
125,000	Denver Colorado City and County, School District No. 1 (GO) (SAW) 5.00%, 12/01/20	141,016
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	258,368
200,000	5.00%, 06/01/20	220,770
350,000	5.00%, 06/01/20	386,347
		1,006,501
Connecticut: 1.7%
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	103,043
1,040,000	5.00%, 09/01/20	1,149,408
265,000	5.00%, 04/15/23	305,150
	State of Connecticut, Series B (RB)
75,000	5.00%, 01/01/19	79,008
500,000	5.00%, 05/15/21	557,865
250,000	State of Connecticut, Series C (GO) 5.00%, 07/15/19	267,300
145,000	State of Connecticut, Series D (GO) 5.00%, 06/15/20	158,457
	State of Connecticut, Series E (GO)
10,000	5.00%, 09/01/18	10,409
500,000	5.00%, 10/15/22	572,920
500,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	520,425
250,000	State of Connecticut, Special Tax Revenue (RB) 5.00%, 09/01/22	289,045
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	271,075
		4,284,105
Delaware: 0.1%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	176,634
District of Columbia: 1.1%
	District of Columbia, Series A (GO)
170,000	5.00%, 06/01/19	182,476
235,000	5.00%, 06/01/20	260,862
1,020,000	5.00%, 06/01/21	1,167,451
515,000	5.00%, 06/01/21	589,448
500,000	5.00%, 06/01/22	588,085
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	53,670
		2,841,992
Florida: 5.3%
205,000	Broward County, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/18	214,635
	Citizens Property Insurance Corp., Series A-1 (RB)
25,000	5.00%, 06/01/19	26,783
1,280,000	5.00%, 12/01/19 (c)	1,393,779
285,000	5.00%, 06/01/20	315,270
115,000	5.00%, 06/01/22	134,259
1,140,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,193,854
180,000	County of Broward, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/20	201,152
500,000	County of Hillsborough (RB) 5.00%, 11/01/21	573,245
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	846,307
	Florida Department of Environmental Protection, Series A (RB)
495,000	5.00%, 07/01/20	550,306
125,000	5.00%, 07/01/20	138,966
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	67,993
270,000	5.00%, 10/01/19	292,969
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	157,014
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	746,994
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	122,256
525,000	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB) 5.00%, 07/01/21	597,544
50,000	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB) 5.00%, 07/01/20	55,328
115,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	126,597
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	178,994
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series A (RB)
165,000	5.00%, 07/01/18	171,016
50,000	5.00%, 07/01/20	55,328
250,000	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB) 5.00%, 07/01/21	284,545
185,000	Miami-Dade County, Water & Sewer System Revenue (RB) 5.00%, 10/01/20	206,923
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	139,612
	Orange County, Sales Tax, Series C (RB)
10,000	5.00%, 01/01/19	10,571
900,000	5.00%, 01/01/20	985,086
30,000	Orlando and Orange County, Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/22	35,327
100,000	Palm Beach County, Florida Certificates Participation, Series B (CP) 5.00%, 08/01/22	117,202
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	284,413
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	293,146
300,000	5.00%, 06/01/21	341,673
450,000	State of Florida Lottery Revenue (RB) 5.00%, 07/01/23	539,329
100,000	State of Florida, Board of Education Lottery Revenue, Series A (RB) 5.00%, 07/01/21	114,310
130,000	State of Florida, Board of Education, Full Faith and Credit, Series A (GO) 5.00%, 06/01/19	139,541
190,000	State of Florida, Board of Education, Full Faith and Credit, Series B (GO) 5.00%, 06/01/20	210,740
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	277,290
450,000	5.00%, 06/01/21	514,507
220,000	State of Florida, Board of Education, Full Faith and Credit, Series E (GO) 5.00%, 06/01/19	236,146
220,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	236,788
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	91,614
		13,219,352
Georgia: 3.2%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	84,363
	Forsyth County School District (GO)
330,000	5.00%, 02/01/19	349,939
225,000	5.00%, 02/01/21	255,249
500,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	569,255
10,000	Georgia State, Series A (GO) 5.00%, 02/01/23	11,950
275,000	Gwinnett County School District, Series A (GO) 5.00%, 02/01/19	291,657
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	1,009,670
250,000	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB) 5.00%, 01/01/23	289,670
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	215,318
825,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/21	950,408
	State of Georgia, Series A (GO)
20,000	5.00%, 01/01/19	21,150
185,000	5.00%, 02/01/19	196,235
125,000	5.00%, 07/01/19	134,589
50,000	5.00%, 02/01/21	56,667
750,000	5.00%, 02/01/22	874,695
250,000	5.00%, 02/01/23	298,750
1,500,000	State of Georgia, Series C (GO) 5.00%, 07/01/19	1,615,065
700,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	802,774
60,000	State of Georgia, Series H (GO) 5.00%, 12/01/18	63,272
		8,090,676
Hawaii: 0.7%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	166,760
425,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/21	492,201
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	253,661
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	223,166
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	569,390
		1,705,178
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	516,973
Illinois: 3.8%
	Chicago O’Hare International Airport (RB)
500,000	5.00%, 01/01/22	577,425
100,000	5.00%, 01/01/22	115,485
150,000	5.00%, 01/01/23	177,101
	Chicago Transit Authority (RB)
500,000	5.00%, 06/01/22	568,200
500,000	5.00%, 06/01/23	576,310
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	257,480
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	236,225
165,000	City of Springfield, Electric Revenue (RB) 5.00%, 03/01/23	192,042
390,000	Illinois Finance Authority (RB) 4.00%, 01/01/23	439,838
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	54,408
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	135,077
	State of Illinois (GO)
100,000	4.00%, 02/01/19	102,365
335,000	5.00%, 08/01/18	344,812
155,000	5.00%, 05/01/19	161,704
850,000	5.00%, 06/01/19	888,326
800,000	5.00%, 02/01/20	845,688
325,000	5.00%, 04/01/20	344,575
85,000	5.00%, 05/01/20	90,250
100,000	5.00%, 04/01/21	107,097
1,000,000	5.00%, 06/01/21	1,073,270
95,000	5.00%, 07/01/21	102,069
110,000	5.00%, 05/01/22	119,453
350,000	5.00%, 06/01/22	380,408
25,000	5.00%, 06/15/22	28,213
500,000	5.00%, 02/01/23	546,860
75,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/21	83,153
100,000	State of Illinois, Series A (GO) 5.00%, 04/01/21	107,097
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	267,933
90,000	University of California, Series AF (RB) 5.00%, 04/01/22	101,529
475,000	University of Illinois (CP) 5.00%, 08/15/20	515,270
		9,539,663
Iowa: 0.2%
	Iowa Finance Authority (RB)
135,000	5.00%, 08/01/18	140,523
285,000	5.00%, 08/01/20	317,741
25,000	Iowa State, IJobs Program, Series A (RB) 5.00%, 06/01/22	29,366
		487,630
Kansas: 0.9%
580,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	672,748
	State of Kansas Department of Transportation, Highway Revenue, Series B (RB)
75,000	5.00%, 09/01/19	81,234
125,000	5.00%, 09/01/21	143,901
15,000	5.00%, 09/01/22	17,710
	State of Kansas Department of Transportation, Highway Revenue, Series C (RB)
70,000	5.00%, 09/01/18	73,102
95,000	5.00%, 09/01/19	102,896
1,035,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	1,222,014
		2,313,605
Kentucky: 1.4%
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
60,000	5.00%, 09/01/21	68,429
655,000	5.25%, 09/01/22	771,145
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	53,919
	Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
15,000	5.00%, 08/01/21	17,059
200,000	5.00%, 08/01/22	232,308
500,000	Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/22	583,810
	Kentucky Turnpike Authority, Series A (RB)
225,000	5.00%, 07/01/19	241,371
55,000	5.00%, 07/01/20	60,894
10,000	5.00%, 07/01/21	11,394
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	690,684
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	676,542
		3,407,555
Louisiana: 1.2%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	65,019
150,000	5.00%, 11/01/20	167,574
1,000,000	City of New Orleans (GO) 5.00%, 12/01/20	1,108,020
300,000	Louisiana State Citizens Property Insurance Corp. (RB) (AGM) 5.00%, 06/01/22	348,870
260,000	State of Louisiana Citizens Property Insurance Corp. (RB) 5.00%, 06/01/20	286,086
50,000	State of Louisiana, Series C (GO) 5.00%, 08/01/19	53,806
1,000,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/20	1,085,900
		3,115,275
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	54,346
Maryland: 5.1%
35,000	Anne Arundel County, Maryland General Obligations Bonds, Consolidated General Improvement (GO) 5.00%, 04/01/23	42,024
400,000	Baltimore County Consolidated Public Improvement (GO) 5.00%, 08/01/18	416,484
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	269,957
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	673,368
250,000	County of Anne Arundel (GO) 5.00%, 04/01/21	284,985
500,000	County of Baltimore, Consolidated Public Improvement (GO) 5.00%, 08/01/22	590,510
400,000	County of Baltimore, Public Improvement Bond, Refunding Series (GO) 5.00%, 08/01/21	459,784
650,000	County of Montgomery, Series A (GO) 5.00%, 11/01/22	773,350
475,000	County of Prince George’s, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	510,791
	Maryland Department of Transportation (RB)
40,000	5.00%, 06/01/21	45,799
15,000	5.00%, 02/01/23	17,907
	Maryland Health and Higher Educational Facilities Authority (RB)
190,000	5.00%, 07/01/19	202,852
80,000	5.00%, 08/15/19	86,172
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	164,566
25,000	Montgomery County, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/20	28,142
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	52,431
90,000	4.00%, 03/01/21	99,032
100,000	State of Maryland Department of Transportation (RB) 5.00%, 12/15/20	112,960
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	35,971
175,000	State of Maryland, Second Series B (GO) 5.00%, 08/01/19	189,005
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	586,872
850,000	5.00%, 08/01/22	1,004,317
1,250,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	1,470,850
50,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	53,221
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,140,360
285,000	4.50%, 08/01/21	322,409
955,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	994,356
20,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	20,824
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	102,603
200,000	5.25%, 08/01/20	224,888
	Washington Suburban Sanitary Commission (GO)
500,000	4.00%, 06/01/20	541,420
100,000	5.00%, 06/01/20	111,065
		12,629,275
Massachusetts: 2.1%
	Commonwealth of Massachusetts, Series A (GO)
335,000	5.00%, 12/01/18	353,130
85,000	5.00%, 06/01/20	94,380
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	107,962
500,000	5.00%, 08/01/20	557,755
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,075,284
165,000	Massachusetts Clean Water Trust, Series 19 (RB) 5.00%, 02/01/19	174,969
10,000	Massachusetts Development Finance Agency, Series A (RB) 5.00%, 07/15/22	11,816
	Massachusetts Development Finance Agency, Series H-1 (RB)
750,000	5.00%, 07/01/21	851,790
250,000	5.00%, 07/01/22	290,760
325,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/21	369,109
30,000	Massachusetts Development Finance Agency, Series Q (RB) 5.00%, 07/01/22	35,155
210,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB) 5.00%, 08/15/19	226,909
	Massachusetts State, Federal Highway Grant, Series A (RB)
20,000	5.00%, 06/15/21 (c)	22,936
375,000	5.00%, 06/15/22	441,967
10,000	Massachusetts State, Series C (GO) 5.00%, 10/01/21	11,542
290,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	301,922
250,000	Massachusetts Water Resources Authority (RB) 5.00%, 08/01/22	295,255
		5,222,641
Michigan: 2.6%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
575,000	4.00%, 08/01/20	619,568
970,000	5.00%, 08/01/22	1,128,207
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	850,567
500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	551,165
750,000	Michigan Finance Authority, Local Government Loan Program, Series C (RB) 5.00%, 04/01/20	811,050
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
415,000	4.00%, 01/01/19	433,235
210,000	5.00%, 07/01/19	226,235
255,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB) 5.00%, 07/01/19 (c)	274,762
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	493,145
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	318,286
375,000	5.00%, 09/01/19	403,751
35,000	5.00%, 09/01/21	39,843
275,000	State of Michigan, Environmental Program (GO) 3.00%, 11/01/20	291,695
		6,441,509
Minnesota: 1.5%
25,000	State of Minnesota General Fund Appropriation, Series B (RB) 5.00%, 03/01/22	29,134
500,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	568,655
575,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	616,647
	State of Minnesota, Various Purpose, Series A (GO)
120,000	5.00%, 08/01/19	129,604
150,000	5.00%, 08/01/21	172,547
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	262,293
750,000	5.00%, 08/01/22	886,560
500,000	5.00%, 08/01/22	591,040
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	474,740
		3,731,220
Mississippi: 0.2%
175,000	Mississippi Development Bank, Highway Construction Project (RB) 5.00%, 01/01/21	196,721
130,000	Mississippi State Gaming Tax, Series E (RB) 5.00%, 10/15/20	144,765
250,000	State of Mississippi, Series F (GO) 5.00%, 11/01/20	280,732
		622,218
Missouri: 1.4%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	48,737
700,000	5.00%, 10/01/20	781,102
20,000	5.00%, 10/01/22	23,518
	Curators of the University of Missouri System Facilities, Series A (RB)
185,000	4.00%, 11/01/19	197,328
115,000	5.00%, 11/01/19	125,210
125,000	Health and Educational Facilities Authority of the State of Missouri (RB) 3.00%, 11/15/22	134,356
1,000,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	1,087,200
475,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/19	508,198
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	606,242
		3,511,891
Nebraska: 0.9%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	559,010
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	320,643
70,000	5.00%, 01/01/21	78,889
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	327,762
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	79,497
650,000	5.00%, 02/01/21	735,234
100,000	Public Power Generation Agency (RB) 5.00%, 01/01/22	113,737
		2,214,772
Nevada: 0.7%
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	369,854
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	53,602
230,000	Clark County, Flood Control (GO) 5.00%, 11/01/22	272,490
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	115,463
400,000	State of Nevada, Capital Improvement, Series D (GO) 5.00%, 04/01/20	441,016
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	577,265
		1,829,690
New Jersey: 4.9%
95,000	Garden State Preservation Trust, Open Space and Farmland, Series A (RB) 5.00%, 11/01/18	99,553
170,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/21	181,934
	New Jersey Economic Development Authority (RB)
600,000	5.00%, 11/01/19	633,330
130,000	5.00%, 03/01/20	137,428
125,000	5.00%, 06/15/22	135,061
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
545,000	5.00%, 03/01/22	587,172
545,000	5.00%, 03/01/23	593,576
220,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	230,745
90,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/20	95,620
320,000	New Jersey Economic Development Authority, Series XX (RB) 5.00%, 06/15/21	342,346
455,000	New Jersey Educational Facilities Authority (RB) 5.00%, 06/15/22	489,284
205,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	214,807
460,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	520,927
60,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 5.00%, 07/01/22	69,566
110,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Issue, Series A (RB) 5.00%, 07/01/20	120,859
145,000	New Jersey State Educational Facilities Authority Princeton University, Series A (RB) 5.00%, 07/01/20	161,555
160,000	New Jersey State Educational Facilities Authority Princeton University, Series B (RB) 5.00%, 07/01/22	188,827
145,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	158,199
	New Jersey Transit Corp., Series A (RB)
630,000	5.00%, 09/15/18	653,600
270,000	5.00%, 09/15/19	285,258
125,000	5.00%, 09/15/21	136,535
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,060,390
565,000	5.00%, 06/15/20	600,279
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
825,000	5.00%, 06/15/18 (c)	851,425
220,000	5.00%, 06/15/18 (c)	227,203
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
190,000	5.00%, 06/15/19	199,280
425,000	5.00%, 06/15/20	451,537
870,000	5.00%, 06/15/20	924,323
90,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/19	95,018
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	112,484
120,000	5.00%, 01/01/22	138,750
	Rutgers State University of New Jersey, Series J (RB)
70,000	5.00%, 05/01/19	74,804
280,000	5.00%, 05/01/21	317,738
225,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	250,540
800,000	State of New Jersey, Various Purpose (GO) 5.00%, 06/01/22	905,960
		12,245,913
New Mexico: 1.3%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	750,086
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	249,053
340,000	New Mexico Finance Authority, State Transportation, Senior Lien (RB) 5.00%, 06/15/22	399,486
160,000	State of New Mexico Severance Tax Permanent Fund (RB) 5.00%, 07/01/21	182,306
	State of New Mexico Severance Tax, Series A (RB)
940,000	5.00%, 07/01/19 (c)	1,011,177
75,000	5.00%, 07/01/19 (c)	80,679
500,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	597,435
		3,270,222
New York: 14.5%
	City of New York, Series A (GO)
85,000	5.00%, 08/01/19	91,697
1,000,000	5.00%, 08/01/22	1,176,100
	City of New York, Series B (GO)
30,000	4.00%, 08/01/19	31,773
1,000,000	5.00%, 08/01/20	1,114,260
55,000	City of New York, Series C (GO) 5.00%, 08/01/18	57,233
	City of New York, Series D (GO)
235,000	5.00%, 08/01/19	253,516
1,000,000	5.00%, 08/01/20	1,114,260
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,240,608
370,000	5.00%, 08/01/20	412,276
1,210,000	5.00%, 08/01/22	1,423,892
145,000	City of New York, Series I (GO) 5.00%, 08/01/18	150,887
500,000	City of New York, Series J (GO) 5.00%, 08/01/20	557,130
625,000	County of Monroe, Series B (GO) 5.00%, 06/01/19	663,931
80,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/21	91,255
	Hudson Yards Infrastructure Corp., Series A (RB)
150,000	5.00%, 02/15/22	175,076
250,000	5.00%, 02/15/23	298,935
400,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22	469,696
	Metropolitan Transportation Authority, Series A (RB)
15,000	5.00%, 11/15/21	17,345
35,000	5.00%, 11/15/21	40,552
30,000	5.00%, 11/15/22	35,616
10,000	5.00%, 11/15/22	11,872
	Metropolitan Transportation Authority, Series B (RB)
470,000	3.00%, 11/15/18	482,196
140,000	5.00%, 11/15/19	152,410
335,000	5.00%, 11/15/21	387,381
10,000	5.00%, 11/15/22	11,821
	Metropolitan Transportation Authority, Series C (RB)
295,000	5.00%, 11/15/18	310,160
175,000	5.00%, 11/15/20	196,646
	Metropolitan Transportation Authority, Series D (RB)
395,000	5.00%, 11/15/18	415,299
290,000	5.00%, 11/15/20	325,870
10,000	5.00%, 11/15/22	11,821
15,000	Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/21	17,345
	Metropolitan Transportation Authority, Series F (RB)
340,000	5.00%, 11/15/18	357,473
75,000	5.00%, 11/15/19	81,648
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	299,047
240,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/20	269,993
20,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 11/01/22	23,739
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
125,000	5.00%, 11/01/18	131,390
75,000	5.00%, 11/01/19	81,711
310,000	5.00%, 11/01/21	358,738
15,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 11/01/22	17,805
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries A-1 (RB) 4.00%, 05/01/19	263,380
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries D-1 (RB) 5.00%, 02/01/19	212,206
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
25,000	5.00%, 02/01/19	26,526
60,000	5.00%, 02/01/22	69,918
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	303,742
1,000,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 11/01/19	1,089,480
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	549,150
	New York State Dormitory Authority, New York State University, Series A (RB)
285,000	5.00%, 07/01/20	316,062
240,000	5.00%, 07/01/20	266,450
40,000	5.00%, 07/01/21	45,708
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	293,837
700,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	752,150
10,000	New York State Dormitory Authority, State Personal Income Tax (RB) 5.00%, 02/15/22	11,662
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/20	549,905
480,000	5.00%, 02/15/21	544,339
15,000	5.00%, 02/15/23	17,892
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
190,000	5.00%, 03/15/19	202,536
630,000	5.00%, 03/15/20	694,745
680,000	5.00%, 03/15/21	772,990
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
770,000	5.00%, 03/15/19	820,805
300,000	5.00%, 03/15/20	330,831
10,000	5.00%, 03/15/23	11,950
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	897,982
30,000	5.00%, 02/15/23	35,784
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	991,278
125,000	5.00%, 03/15/20	137,846
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	991,346
65,000	5.00%, 03/15/19	69,289
700,000	5.00%, 03/15/20	772,324
300,000	5.00%, 03/15/20	330,996
250,000	5.00%, 03/15/21	284,475
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
280,000	5.00%, 06/15/20	311,486
535,000	5.00%, 06/15/20	595,161
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	667,470
150,000	New York State Housing Finance Agency (RB) 1.10%, 11/01/19	149,817
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	82,774
160,000	5.00%, 05/01/19	171,038
2,730,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,918,834
500,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/20	546,520
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	163,956
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	819,780
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	479,691
790,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 03/15/23	944,034
10,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 03/15/23	11,950
55,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 03/15/20	60,652
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	63,247
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	563,540
20,000	Sales Tax Asset Receivable Corporation, Series A (RB) 5.00%, 10/15/22	23,809
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	300,176
110,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/19	112,806
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	96,006
	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB)
85,000	5.00%, 11/15/19	92,715
125,000	5.00%, 11/15/20	140,763
785,000	5.00%, 11/15/21	909,525
		36,243,737
North Carolina: 1.1%
	County of Mecklenburg, Series A (GO)
140,000	5.00%, 12/01/18	147,596
150,000	5.00%, 09/01/21	173,070
350,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/21	406,724
10,000	County of Wake, North Carolina Limited Obligation, Series A (RB) 5.00%, 12/01/20	11,267
125,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	130,539
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
80,000	4.00%, 01/01/19	83,239
40,000	4.00%, 01/01/19	41,712
90,000	4.00%, 01/01/20	95,927
1,200,000	State of North Carolina, Series C (GO) 4.00%, 05/01/21	1,328,232
270,000	State of North Carolina, Series E (GO) 5.00%, 05/01/19	288,773
		2,707,079
Ohio: 3.1%
	American Municipal Power, Inc. Combined Hydroelectric Projects Revenue Bonds, Series A (RB)
145,000	5.00%, 02/15/21	162,507
15,000	5.00%, 02/15/23	17,578
1,000,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	1,123,580
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	305,791
	City of Columbus, Various Purpose, Series A (GO)
250,000	2.00%, 08/15/20	256,770
1,000,000	5.00%, 07/01/19	1,076,510
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	131,102
150,000	Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/21	174,104
	State of Ohio, Common Schools, Series A (GO)
480,000	5.00%, 09/15/19	520,426
565,000	5.00%, 09/15/21	651,716
	State of Ohio, Highway Capital Improvement, Series R (GO)
35,000	5.00%, 05/01/19	37,440
250,000	5.00%, 05/01/22	293,177
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	234,542
	State of Ohio, Infrastructure Improvement, Series C (GO)
930,000	5.00%, 09/01/21	1,071,425
20,000	5.00%, 12/15/22	23,664
500,000	State of Ohio, Infrastructure Project, Series 1B (RB) 5.00%, 12/15/18	527,635
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,037,097
		7,645,064
Oklahoma: 0.3%
50,000	Grand River Dam Authority, Series A (RB) 4.00%, 06/01/19	52,588
	Oklahoma Development Finance Authority, Health System, Series A (RB)
50,000	5.00%, 08/15/18	52,072
500,000	5.00%, 08/15/22	585,855
10,000	Oklahoma Water Resources Board Revolving, Master Trust, Clean Water Program (RB) 5.00%, 04/01/23	11,953
		702,468
Oregon: 1.1%
60,000	City of Portland, Sewer System, First Lien, Series A (RB) 5.00%, 06/01/19	64,392
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	285,082
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	225,496
15,000	Oregon State Department of Transportation Highway, User Tax Revenue Senior Lien, Series A (RB) 5.00%, 11/15/22	17,825
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	55,793
190,000	5.00%, 10/01/21	217,884
605,000	Oregon State Lottery, Department of Administrative Services, Series A (RB) 5.00%, 04/01/23	725,316
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
310,000	5.00%, 04/01/19	330,745
205,000	5.00%, 04/01/20	226,420
10,000	5.00%, 04/01/23	11,989
35,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	41,960
190,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	209,853
200,000	Tri-County Metropolitan Transportation, District of Oregon Payroll Tax (RB) 5.00%, 08/31/17 (c)	200,682
25,000	Washington County, Oregon Full Faith and Credit Obligations, Series B (GO) 5.00%, 03/01/23	29,961
		2,643,398
Pennsylvania: 4.3%
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
85,000	4.00%, 08/01/18	87,448
400,000	5.00%, 08/01/20	439,980
500,000	5.00%, 08/01/21	564,080
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	364,024
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	44,372
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	116,768
50,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 5.00%, 08/15/19	53,942
15,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 04/01/19	15,986
	Commonwealth of Pennsylvania, Second Series (GO)
1,200,000	5.00%, 10/15/19	1,301,976
1,000,000	5.00%, 01/15/21	1,121,550
750,000	5.00%, 09/15/22	877,200
490,000	5.00%, 01/15/23	575,774
835,000	County of Allegheny, Series C-73 (GO) 5.00%, 12/01/19	904,798
200,000	Monroeville Finance Authority, UPMC Revenue (RB) 5.00%, 02/15/21	225,696
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB)
405,000	4.00%, 02/01/20	432,994
635,000	5.00%, 01/01/19	671,792
480,000	5.00%, 07/01/19	517,109
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
275,000	5.00%, 01/01/19 (c)	290,653
170,000	5.00%, 07/01/19 (c)	183,175
245,000	5.00%, 07/01/19 (c)	263,745
700,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	800,555
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	362,767
500,000	5.00%, 09/01/22	590,615
5,000	School District of Philadelphia, Series D (GO) (SAW) 5.00%, 09/01/18	5,176
		10,812,175
Rhode Island: 0.9%
105,000	Rhode Island Commerce Corp., Series A (RB) 5.00%, 06/15/22	122,023
15,000	Rhode Island Commerce Corporation Grant Anticipation, Series A (RB) 5.00%, 06/15/21	17,001
1,000,000	Rhode Island Health and Educational Building Corp. (RB) 5.00%, 09/01/21	1,152,070
810,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	872,815
100,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	111,300
		2,275,209
South Carolina: 0.6%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	440,184
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	84,060
575,000	Scago Educational Facilities Corporation for Pickens School, District Installment Purchase (RB) 5.00%, 12/01/21	660,313
350,000	South Carolina Public Service Authority (RB) 5.00%, 12/01/19	377,912
		1,562,469
Tennessee: 0.6%
10,000	Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	11,187
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	104,440
750,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	837,337
	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	137,137
160,000	5.00%, 11/01/19	174,130
100,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/20	112,395
		1,376,626
Texas: 9.6%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	54,938
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	56,535
	Austin Independent School District, Series B (GO)
295,000	5.00%, 08/01/19	317,818
250,000	5.00%, 08/01/22	294,060
	Board of Regents of the Texas A and M University System, Series B (RB)
500,000	5.00%, 05/15/21	571,060
250,000	5.00%, 05/15/22	293,520
750,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	873,945
110,000	Central Texas Turnpike System (RB) 5.00%, 04/01/20 (c) (p)	120,065
15,000	City of Austin, Texas, Electric Utility System, Series A (RB) 5.00%, 11/15/22	17,690
900,000	City of Austin, Water & Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	1,051,650
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	322,329
	City of Dallas (GO)
50,000	5.00%, 02/15/19	52,831
100,000	5.00%, 02/15/20	109,138
305,000	5.00%, 02/15/20	332,871
575,000	5.00%, 02/15/21	645,058
500,000	5.00%, 02/15/22	573,815
130,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/21	149,739
500,000	City of Dallas, Series A (GO) 5.00%, 02/15/20	545,690
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	52,374
150,000	5.00%, 10/01/20	168,123
500,000	5.00%, 10/01/22	589,860
100,000	City of Fort Worth (GO) 5.00%, 03/01/22	116,343
100,000	City of Frisco (GO) 5.00%, 02/15/20	109,427
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	75,492
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	110,286
700,000	5.00%, 05/15/20	774,417
	City of Houston, Combined Utility System, First Lien, Series D (RB)
500,000	5.00%, 11/15/20	561,670
130,000	5.00%, 11/15/21	150,268
25,000	City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/19	26,557
	City of San Antonio, Electric and Gas Revenue (RB)
160,000	5.00%, 02/01/20	175,645
50,000	5.00%, 02/01/22	58,170
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	565,935
65,000	5.00%, 02/01/21	73,572
480,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	494,347
50,000	Dallas Independent School District (GO) 5.00%, 08/15/19	53,974
100,000	Fort Worth Independent School District (GO) 5.00%, 02/15/22	116,381
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	75,751
	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB)
35,000	5.00%, 11/15/19	37,879
1,650,000	5.00%, 11/15/20	1,838,809
	Houston Independent School District (GO)
500,000	5.00%, 02/15/21	567,210
500,000	5.00%, 02/15/22	583,345
	Houston Independent School District Public Facility Corp. (RB)
100,000	5.00%, 09/15/19	108,136
120,000	5.00%, 09/15/20	133,633
100,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	119,338
70,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	74,327
115,000	Lewisville Independent School District, Series A (GO) 5.00%, 08/15/19	124,236
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	59,819
20,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	20,822
70,000	North Texas Municipal Water District Water System Revenue (RB) 5.00%, 09/01/20	78,103
155,000	North Texas Tollway Authority System, Series A (RB) 5.00%, 01/01/20	169,266
440,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	446,917
75,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	76,163
565,000	Northwest Independent School District (GO) 5.00%, 02/15/23	671,938
	Plano Independent School District (GO)
25,000	5.00%, 02/15/19	26,534
600,000	5.00%, 02/15/22	697,998
150,000	San Antonio Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/21	169,827
	San Antonio Water System, Junior Lien, Series A (RB)
100,000	5.00%, 05/15/19	107,106
90,000	5.00%, 05/15/20	99,568
1,000,000	Spring Branch Independent School District (GO) 5.00%, 02/01/21	1,130,030
560,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	617,893
1,000,000	Texas Municipal Gas Acquisition and Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,117,620
840,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	894,482
20,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	21,335
	Texas Transportation Commission, State Highway, First Tier (RB)
175,000	4.00%, 10/01/18	181,230
500,000	5.00%, 10/01/19	542,645
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
160,000	5.00%, 04/01/18	164,344
295,000	5.00%, 04/01/20	325,580
	Texas Transportation Commission, State Mobility Fund (GO)
200,000	5.00%, 10/01/19	217,238
700,000	5.00%, 10/01/20	784,574
300,000	Trinity River Authority Central Regional Wastewater System Revenue (RB) 5.00%, 08/01/19	323,823
	University of Texas System, Series D (RB)
540,000	5.00%, 08/15/21	621,475
10,000	5.00%, 08/15/22	11,813
		23,896,400
Utah: 0.4%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
125,000	5.00%, 07/01/18 (c)	129,593
260,000	5.00%, 07/01/18 (c)	269,576
35,000	5.00%, 07/01/19	37,581
385,000	Utah Transit Authority Sales Tax, Series A (RB) 5.00%, 06/15/22	451,563
		888,313
Virginia: 1.8%
255,000	County of Fairfax, Series A (GO) (SAW) 5.00%, 10/01/21 (c)	294,775
1,215,000	County of Fairfax, Series C (GO) (SAW) 5.00%, 10/01/18	1,273,271
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	63,905
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	530,130
545,000	5.00%, 02/01/22	633,535
20,000	5.00%, 02/01/23	23,807
150,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/21	169,614
	Virginia Commonwealth Transportation Board, Grant Anticipation Revenue Notes, Series A (RB)
55,000	5.00%, 03/15/21	62,438
25,000	5.00%, 09/15/22	29,510
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
500,000	5.00%, 05/15/20	553,300
100,000	5.00%, 05/15/21	114,052
20,000	Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/22	23,567
125,000	Virginia Public Building Authority, Series C (RB) 5.00%, 08/01/18	130,126
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	577,550
		4,479,580
Washington: 2.1%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	31,822
25,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S-1 (RB) 5.00%, 11/01/22	29,688
570,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	611,724
100,000	City of Seattle, Water System Revenue (RB) 5.00%, 09/01/21	115,380
460,000	Lake Washington School District No. 414 King County (GO) (SBG) 5.00%, 12/01/18	484,831
50,000	Port of Seattle, Intermediate Lien Revenue, Series B (RB) 5.00%, 03/01/23	59,330
145,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/20	161,552
100,000	Washington Health Care Facilities Authority, Series A (RB) 5.00%, 10/01/21	114,763
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,765,000	5.00%, 09/01/18	1,841,071
110,000	5.00%, 09/01/19	118,811
470,000	5.00%, 09/01/20	523,650
180,000	Washington State Federal Highway Grant Anticipation, Series F (RB) 5.00%, 09/01/21	206,057
90,000	Washington State Motor Vehicle Fuel Tax, Series E (GO) 5.00%, 02/01/23	107,339
	Washington State, Various Purpose, Series R-A (GO)
75,000	5.00%, 07/01/20	83,517
500,000	5.00%, 07/01/20	556,780
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	269,127
		5,315,442
Wisconsin: 0.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	617,343
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	113,788
	State of Wisconsin, Clean Water Revenue, Series 2 (RB)
110,000	5.00%, 06/01/20	122,139
25,000	5.00%, 06/01/22	29,366
	State of Wisconsin, Series 1 (GO)
230,000	5.00%, 05/01/20	254,576
500,000	5.00%, 11/01/22	592,650
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	294,220
200,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/19	213,978
		2,238,060
Total Municipal Bonds (Cost: $244,039,454)		244,925,970

Number of Shares
MONEY MARKET FUND: 2.7% (Cost: $6,784,322)
6,784,322	Dreyfus Government Cash Management Fund - Institutional Shares	6,784,322
Total Investments: 100.7% (Cost: $250,823,776)		251,710,292
Liabilities in excess of other assets: (0.7)%		(1,685,565)
NET ASSETS: 100.0%		$250,024,727

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	6.0%	$15,052,269
Health Care	4.6	11,674,964
Housing	0.1	149,817
Industrial Revenue	1.5	3,678,342
Leasing	5.4	13,731,746
Local	16.4	41,177,970
Power	5.4	13,710,787
Solid Waste/Resource Recovery	0.0	17,403
Special Tax	13.0	32,639,090
State	23.6	59,539,942
Tobacco	0.6	1,605,258
Transportation	13.4	33,633,701
Water & Sewer	7.3	18,314,681
Money Market Fund	2.7	6,784,322
	100.0%	$251,710,292

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$244,925,970	$—	$244,925,970
Money Market Fund	6,784,322	—	—	6,784,322
Total	$6,784,322	$244,925,970	$—	$251,710,292

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
81,289	Alliance Bernstein National Municipal Income Fund, Inc.	$1,140,485
43,313	BlackRock Investment Quality Municipal Trust, Inc.	670,485
33,524	BlackRock Long-Term Municipal Advantage Trust	407,652
107,933	BlackRock Muni Intermediate Duration Fund, Inc.	1,530,490
52,054	BlackRock MuniAssets Fund, Inc.	793,303
31,020	BlackRock Municipal 2018 Term Trust	466,231
34,538	BlackRock Municipal 2020 Term Trust	544,664
140,345	BlackRock Municipal 2030 Target Term Trust	3,247,583
26,272	BlackRock Municipal Bond Trust	422,191
71,887	BlackRock Municipal Income Quality Trust	1,051,707
88,452	BlackRock Municipal Income Trust	1,288,746
39,983	BlackRock Municipal Income Trust II	626,134
57,915	BlackRock MuniEnhanced Fund, Inc.	713,513
19,330	BlackRock MuniHoldings Fund II, Inc.	312,953
27,333	BlackRock MuniHoldings Fund, Inc.	492,814
74,305	BlackRock MuniHoldings Investment Quality Fund	1,129,436
55,399	BlackRock MuniHoldings Quality Fund II, Inc.	785,004
31,893	BlackRock MuniHoldings Quality Fund, Inc.	447,140
35,223	BlackRock MuniVest Fund II, Inc.	563,920
125,123	BlackRock MuniVest Fund, Inc.	1,238,718
89,644	BlackRock MuniYield Fund, Inc.	1,402,929
19,344	BlackRock MuniYield Investment Fund	316,081
61,612	BlackRock MuniYield Quality Fund II, Inc.	839,155
133,058	BlackRock MuniYield Quality Fund III, Inc.	1,950,630
60,702	BlackRock MuniYield Quality Fund, Inc.	970,625
56,087	Deutsche Municipal Income Trust	745,957
50,961	Dreyfus Municipal Bond Infrastructure Fund, Inc.	683,387
51,270	Dreyfus Municipal Income, Inc.	472,709
95,438	Dreyfus Strategic Municipal Bond Fund, Inc.	841,763
105,441	Dreyfus Strategic Municipals, Inc.	961,622
191,585	Eaton Vance Municipal Bond Fund	2,459,951
27,889	Eaton Vance Municipal Bond Fund II	354,190
21,377	Eaton Vance Municipal Income 2028 Term Trust	439,725
47,866	Eaton Vance Municipal Income Trust	622,737
28,998	Eaton Vance National Municipal Opportunities Trust	650,135
121,907	Invesco Advantage Municipal Income Trust II	1,442,160
69,272	Invesco Municipal Income Opportunities Trust	550,712
165,197	Invesco Municipal Opportunity Trust	2,178,948
151,862	Invesco Municipal Trust	1,962,057
147,268	Invesco Quality Municipal Income Trust	1,887,976
147,984	Invesco Trust for Investment Grade Municipals	2,008,143
131,011	Invesco Value Municipal Income Trust	2,011,019
54,274	MainStay Defined Term Municipal Opportunities Fund	1,095,249
76,782	MFS High Income Municipal Trust	412,319
100,772	MFS Municipal Income Trust	733,620
36,849	Neuberger Berman Intermediate Municipal Fund, Inc.	573,002
490,943	Nuveen AMT-Free Municipal Credit Income Fund	7,604,707
24,894	Nuveen AMT-Free Municipal Value Fund	430,915
543,262	Nuveen AMT-Free Quality Municipal Income Fund	7,594,803
62,025	Nuveen Enhanced Municipal Value Fund	910,527
114,103	Nuveen Intermediate Duration Municipal Term Fund	1,547,237
35,901	Nuveen Intermediate Duration Quality Municipal Term Fund	475,329
388,443	Nuveen Municipal Credit Income Fund	5,923,756
103,786	Nuveen Municipal High Income Opportunity Fund	1,412,527
412,221	Nuveen Municipal Value Fund, Inc.	4,192,288
528,976	Nuveen Quality Municipal Income Fund	7,580,226
48,607	Nuveen Select Tax-Free Income 2 Portfolio	677,095
35,365	Nuveen Select Tax-Free Income 3 Portfolio	527,646
45,405	Nuveen Select Tax-Free Income Portfolio	664,729
36,196	PIMCO Municipal Income Fund	500,953
86,483	PIMCO Municipal Income Fund II	1,162,332
46,824	PIMCO Municipal Income Fund III	558,610
58,340	Pioneer Municipal High Income Advantage Trust	678,494
63,556	Pioneer Municipal High Income Trust	768,392
140,409	Putnam Managed Municipal Income Trust	1,069,917
108,576	Putnam Municipal Opportunities Trust	1,369,143
84,615	Western Asset Managed Municipals Fund, Inc.	1,203,225
17,694	Western Asset Municipal Defined Opportunity Trust, Inc.	401,300
60,575	Western Asset Municipal High Income Fund, Inc.	460,976
24,152	Western Asset Municipal Partners Fund, Inc.	384,258
Total Closed-End Funds (Cost: $95,207,690)		94,539,355
MONEY MARKET FUND: 0.1% (Cost: $104,612)
104,612	Dreyfus Government Cash Management Fund - Institutional Shares	104,612
Total Investments: 99.9% (Cost: $95,312,302)		94,643,967
Other assets less liabilities: 0.1%		75,053
NET ASSETS: 100.0%		$94,719,020

Summary of Investments by Sector	% of Investments	Value
Financial	99.9%	$94,539,355
Money Market Fund	0.1	104,612
	100.0%	$94,643,967

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$94,539,355	$—	$—	$94,539,355
Money Market Fund	104,612	—	—	104,612
Total	$94,643,967	$—	$—	$94,643,967

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedule of Investments

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.6%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 08/31/17 (c)	$746,013
2,250,000	6.45%, 08/31/17 (c)	2,253,060
2,750,000	Alabama Special Care Facilities Financing Authority-Birmingham AL (RB) 6.00%, 06/01/26 (c)	3,079,477
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 08/31/17 (c)	1,387,448
485,000	5.00%, 08/31/17 (c)	468,243
680,000	5.25%, 08/31/17 (c)	680,585
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
10,900,000	6.00%, 10/01/23 (c)	12,810,988
8,000,000	6.50%, 10/01/23 (c)	9,622,240
	County of Jefferson, Alabama Sewer Revenue, Series E (RB)
100,000	6.18%, 10/01/23 (c) ^	35,755
45,000	7.00%, 10/01/23 (c) ^	13,578
1,275,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 08/31/17 (c)	1,227,047
		32,324,434
Alaska: 0.5%
	Northern Tobacco Securitization Corp., Series A (RB)
20,000	4.63%, 08/16/17 (c)	20,009
5,545,000	5.00%, 08/16/17 (c)	5,355,805
4,680,000	5.00%, 08/16/17 (c)	4,626,601
1,420,000	Northern Tobacco Securitization Corp., Series B (RB) 10.96%, 08/16/17 (c) ^	134,318
		10,136,733
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	1,004,350
Arizona: 1.7%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	216,390
350,000	5.00%, 02/01/21	388,154
930,000	5.00%, 02/01/22 (c)	1,007,664
730,000	5.00%, 02/01/22 (c)	780,501
310,000	5.00%, 02/01/22 (c)	327,599
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
330,000	5.10%, 08/31/17 (c)	330,386
3,510,000	5.20%, 08/31/17 (c)	3,509,895
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,000,000	6.00%, 07/01/27 (c)	2,124,180
2,000,000	6.00%, 07/01/27 (c)	2,150,280
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	263,610
500,000	5.25%, 07/01/26 (c)	523,520
500,000	5.38%, 07/01/26 (c)	526,180
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	514,690
1,000,000	5.00%, 07/01/25 (c)	1,026,900
1,500,000	5.00%, 07/01/25 (c)	1,562,580
500,000	5.00%, 07/01/25 (c)	513,785
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	673,036
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	771,150
	Industrial Development Authority of the County of Pima (RB)
250,000	5.25%, 07/01/26 (c)	235,188
250,000	5.38%, 07/01/26 (c)	232,243
250,000	5.50%, 07/01/26 (c)	234,040
295,000	6.00%, 07/01/20 (c)	257,270
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	775,582
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	401,908
	Salt Verde Financial Corp. (RB)
5,420,000	5.00%, 12/01/32	6,420,424
4,895,000	5.00%, 12/01/37	5,876,692
280,000	5.25%, 12/01/23	328,194
305,000	5.25%, 12/01/24	362,404
140,000	5.25%, 12/01/25	167,499
140,000	5.25%, 12/01/27	168,343
180,000	5.25%, 12/01/28	216,724
295,000	5.50%, 12/01/29	363,316
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,048,420
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	843,900
		35,142,647
California: 16.2%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,000,000	5.00%, 10/01/26 (c)	2,275,300
7,000,000	5.00%, 10/01/26 (c)	7,939,820
5,000,000	5.00%, 10/01/26 (c)	5,722,350
1,650,000	5.00%, 10/01/26 (c)	1,881,330
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	502,640
750,000	4.00%, 09/01/23 (c)	757,957
200,000	4.00%, 09/01/23 (c)	203,658
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	300,714
1,250,000	5.25%, 03/01/26 (c)	1,292,675
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 08/31/17 (c)	30,299
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 08/16/17 (c)	104,837
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	28,183
	California County Tobacco Securitization Agency, Series A (RB)
15,000	5.00%, 08/16/17 (c)	15,000
4,115,000	5.00%, 08/16/17 (c)	4,027,309
1,200,000	5.45%, 12/01/18 (c)	1,227,528
3,555,000	5.60%, 12/01/18 (c)	3,638,294
8,190,000	5.70%, 12/01/18 (c)	8,226,609
23,250,000	California County Tobacco Securitization Agency, Series C (RB) 10.91%, 08/16/17 (c) ^	1,709,805
13,750,000	California County Tobacco Securitization Agency, Series D (RB) 11.08%, 08/16/17 (c) ^	638,962
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
150,000	5.00%, 08/31/17 (c)	150,104
1,095,000	5.13%, 08/31/17 (c)	1,095,011
2,000,000	5.25%, 08/31/17 (c)	1,999,940
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	255,393
80,000	4.25%, 11/15/22 (c)	84,649
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	535,865
1,000,000	6.13%, 11/01/23 (c)	1,119,560
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	64,088
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,123,744
500,000	4.25%, 02/01/25 (c)	523,190
800,000	5.00%, 02/01/25 (c)	885,168
280,000	5.00%, 02/01/27 (c)	318,772
500,000	5.00%, 02/01/27 (c)	568,365
750,000	5.00%, 02/01/27 (c)	840,915
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	288,875
200,000	5.00%, 07/01/27 (c)	232,394
485,000	5.75%, 07/01/20 (c)	549,583
330,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	341,768
230,000	California Municipal Finance Authority, Northbay Healthcare Group (RB) 5.25%, 11/01/26 (c)	260,378
500,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 5.00%, 07/01/26 (c)	503,195
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	901,697
930,000	7.00%, 06/01/22 (c)	1,031,947
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,568,505
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	1,007,000
	California Pollution Control Financing Authority (RB)
500,000	7.50%, 07/01/22 (c)	528,010
685,000	8.00%, 07/01/27 (c)	750,239
460,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	499,146
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
4,150,000	5.00%, 07/01/27 (c)	4,469,052
300,000	5.00%, 07/01/27 (c)	326,646
385,000	5.00%, 07/01/27 (c)	426,588
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	253,438
250,000	5.25%, 06/01/26 (c)	253,863
90,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	98,064
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	83,637
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,100,000	5.00%, 06/01/26 (c)	1,258,444
350,000	5.00%, 06/01/26 (c)	404,215
3,535,000	5.00%, 06/01/26 (c)	3,831,127
800,000	5.00%, 06/01/26 (c)	873,896
5,940,000	5.25%, 12/01/24 (c)	6,553,958
4,655,000	5.25%, 12/01/24 (c)	5,086,053
2,000,000	5.25%, 12/01/24 (c)	2,247,780
7,460,000	5.50%, 12/01/24 (c)	8,198,988
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	8,984,683
11,150,000	5.25%, 06/01/26 (c)	12,151,381
1,010,000	California Statewide Communities Development Authority, Series L (RB) 4.90%, 07/20/19 (c)	1,059,217
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,085,570
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.50%, 08/31/17 (c)	1,914,981
325,000	5.75%, 08/31/17 (c)	325,735
3,210,000	5.75%, 08/31/17 (c)	3,210,096
2,410,000	5.75%, 08/31/17 (c)	2,410,699
35,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 08/31/17 (c)	35,079
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
900,000	6.00%, 08/31/17 (c)	922,185
3,175,000	6.00%, 08/31/17 (c)	3,253,264
7,350,000	7.10%, 08/16/17 (c) ^	1,146,526
23,000,000	8.80%, 08/16/17 (c) ^	1,170,470
69,500,000	12.00%, 08/31/17 (c) ^	2,532,580
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 08/31/17 (c)	120,070
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,569
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	266,038
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,019,060
1,800,000	4.00%, 09/01/23 (c)	1,820,484
250,000	4.00%, 09/01/23 (c)	257,093
230,000	4.00%, 09/01/23 (c)	238,873
250,000	4.00%, 09/01/23 (c)	258,268
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	821,377
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	136,515
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	113,138
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,091,490
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	498,635
155,000	5.00%, 09/01/27 (c)	174,177
135,000	5.00%, 09/01/27 (c)	151,338
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	219,176
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	254,675
1,070,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,175,737
25,000	County of Sacramento (CP) (AMBAC) 4.75%, 08/31/17 (c)	25,068
	County of Sacramento, Community Facilities District No. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	548,505
350,000	5.00%, 09/01/26 (c)	385,084
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,450,501
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,149,420
2,500,000	6.00%, 01/15/24 (c)	2,901,825
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
370,000	5.00%, 07/15/19 (c) (p)	392,293
1,000,000	6.00%, 01/15/24 (c)	1,157,580
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,463,686
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,159,960
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
6,665,000	5.00%, 08/16/17 (c)	6,665,000
2,000,000	5.00%, 06/01/22	2,281,680
2,500,000	5.00%, 06/01/23	2,889,725
2,550,000	5.00%, 06/01/25	3,014,508
460,000	5.00%, 06/01/27	549,898
15,835,000	5.13%, 08/16/17 (c)	15,835,317
29,955,000	5.75%, 08/16/17 (c)	29,955,000
14,565,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,799,205
73,235,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B (RB) 7.90%, 08/16/17 (c) ^	10,080,798
250,000	Independent Cities Finance Authority (RB) 3.75%, 10/15/26 (c)	242,638
	Inland Empire Tobacco Securitization Authority (RB)
9,250,000	7.04%, 08/16/17 (c) ^	1,276,962
16,500,000	9.20%, 08/16/17 (c) ^	489,555
4,690,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 08/16/17 (c)	4,691,641
775,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	815,618
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,110,280
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	559,830
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	56,458
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
320,000	5.00%, 11/15/29	381,341
450,000	5.00%, 11/15/35	543,978
2,670,000	5.50%, 11/15/32	3,355,789
280,000	5.50%, 11/15/37	357,036
2,845,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	3,548,426
1,000,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	1,435,390
1,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	2,162,630
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	901,096
3,850,000	6.50%, 11/01/39	5,526,251
3,105,000	7.00%, 11/01/34	4,482,533
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,045,690
465,000	5.25%, 08/15/25 (c)	519,479
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	549,240
250,000	5.00%, 11/01/26 (c)	280,015
365,000	Palomar Pomerado Health Certificates of Participation (CP) 6.00%, 11/01/20 (c)	395,415
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	119,980
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,063,040
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	834,682
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	184,687
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,216,600
20,000	Roseville Finance Authority, Senior Lien, Series A (AMBAC) (ST) 4.38%, 09/01/17 (c)	20,055
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,162,428
	San Joaquin Hills Transportation Corridor Agency (RB)
3,780,000	5.00%, 01/15/25 (c)	4,164,577
1,750,000	5.00%, 01/15/25 (c)	1,935,307
2,300,000	5.00%, 01/15/25 (c)	2,580,554
500,000	5.00%, 01/15/25 (c)	576,040
200,000	5.25%, 01/15/25 (c)	219,202
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	553,195
500,000	5.00%, 03/01/26 (c)	555,930
	Silicon Valley Tobacco Securitization Authority (RB)
13,315,000	7.28%, 08/31/17 (c) ^	798,501
9,000,000	7.40%, 08/31/17 (c) ^	3,167,190
28,500,000	11.32%, 08/16/17 (c) ^	1,141,710
1,010,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,080,872
8,000,000	Tobacco Securitization Authority of Northern California (RB) 8.01%, 08/16/17 (c) ^	845,680
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,040,000	5.38%, 08/16/17 (c)	2,039,939
6,025,000	5.50%, 08/16/17 (c)	6,040,364
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 08/16/17 (c)	5,457,455
7,425,000	5.13%, 08/16/17 (c)	7,449,057
12,000,000	Tobacco Securitization Authority of Southern California, Series D (RB) 8.23%, 08/16/17 (c) ^	1,179,960
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	111,067
100,000	5.00%, 09/01/25 (c)	111,665
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	818,040
730,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	778,530
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,743,475
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	666,490
445,000	William S. Hart Union High School District No. 2015-1 (ST)
	5.00%, 09/01/26 (c)	491,778
		334,334,093
Colorado: 1.9%
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,025,120
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	514,025
500,000	5.00%, 12/01/22 (c)	519,285
500,000	5.00%, 12/01/22 (c)	545,270
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
700,000	5.25%, 10/01/17 (c)	702,352
2,000,000	5.75%, 10/01/17 (c)	2,008,640
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,075,603
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	1,015,770
500,000	5.00%, 07/01/26 (c)	513,360
85,000	Colorado Health Facilities Authority (RB) 5.25%, 08/31/17 (c)	85,105
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
335,000	4.50%, 08/31/17 (c)	335,449
960,000	5.00%, 07/01/19 (c)	986,006
150,000	5.00%, 02/01/21 (c)	164,052
200,000	5.00%, 02/01/21 (c)	206,660
80,000	5.25%, 07/01/19 (c)	84,803
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	382,592
690,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	721,291
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
950,000	5.20%, 08/31/17 (c)	950,541
1,700,000	5.30%, 08/31/17 (c)	1,700,017
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	984,400
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,500,000	7.00%, 06/01/22 (c) (d) *	1,204,020
1,000,000	6.75%, 06/01/22 (c) (d) *	839,250
1,150,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,213,112
2,190,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	2,304,800
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	273,433
250,000	5.00%, 12/31/24 (c)	274,285
1,015,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,241,548
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	523,785
500,000	5.75%, 12/01/20 (c)	522,295
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	282,800
1,000,000	5.00%, 12/01/26 (c)	1,153,720
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 08/31/17 (c)	25,054
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,553,685
500,000	6.00%, 12/01/21 (c)	519,110
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	265,958
310,000	5.50%, 12/01/22 (c)	333,173
250,000	5.50%, 12/01/22 (c)	272,575
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	504,200
500,000	6.00%, 12/15/23 (c)	504,160
	Park Creek Metropolitan District, Series A (RB)
1,500,000	5.00%, 12/01/25 (c)	1,605,270
650,000	5.00%, 12/01/25 (c)	705,204
6,145,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	8,743,720
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,009,090
		40,394,588
Connecticut: 0.4%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 08/11/17 (c)	630,101
	City of Hartford, Series A (GO)
385,000	5.00%, 04/01/20	327,296
475,000	5.00%, 04/01/23 (c)	377,739
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
616,000	7.00%, 04/01/20 (c)	663,296
1,500,000	7.88%, 04/01/20 (c)	1,646,820
940,000	Hartford Stadium Authority (RB) 4.00%, 02/01/25 (c)	500,531
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
700,000	4.75%, 02/01/20	706,111
250,000	5.75%, 02/01/24	261,698
1,000,000	6.25%, 02/01/26 (c)	1,071,370
	Town of Hamden, Connecticut, Series A (RB)
455,000	7.63%, 01/01/20 (c)	475,166
2,000,000	7.75%, 01/01/20 (c)	2,073,700
		8,733,828
Delaware: 0.0%
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	285,942
	Delaware State Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	503,870
250,000	5.00%, 06/01/26 (c)	256,078
		1,045,890
District of Columbia: 1.9%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
14,000	6.50%, 05/15/33	15,942
56,785,000	6.82%, 08/31/17 (c) ^	8,148,080
36,000,000	8.72%, 08/16/17 (c) ^	3,587,760
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
250,000	5.00%, 07/01/24 (c)	250,570
1,000,000	5.00%, 07/01/24 (c)	985,330
250,000	5.00%, 07/01/24 (c)	256,475
250,000	5.00%, 07/01/24 (c)	254,883
4,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	4,182,270
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 08/31/17 (c)	1,002,110
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,117,944
395,000	5.00%, 10/01/22 (c)	380,369
675,000	5.00%, 10/01/22 (c)	625,995
985,000	6.25%, 04/01/21 (c)	1,050,384
1,525,000	6.50%, 04/01/21 (c)	1,622,020
1,450,000	6.50%, 04/01/21 (c)	1,547,788
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,212,908
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
705,000	3.59%, 10/01/37 ^	285,180
1,880,000	5.00%, 04/01/22 (c)	2,006,054
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
25,000,000	4.53%, 10/01/37 ^	10,561,250
245,000	6.50%, 10/01/28 (c) (e)	290,087
		39,383,399
Florida: 3.9%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,752,866
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,767,930
1,000,000	8.13%, 11/15/21 (c)	1,148,080
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,407,904
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	506,970
1,000,000	Capital Trust Agency, Inc., Tuscan Gardens of Palm Cost Project, Series A (RB) 7.00%, 04/01/24 (c)	977,390
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	999,850
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
1,310,000	4.00%, 06/01/25 (c)	1,328,432
300,000	5.00%, 06/01/25 (c)	324,162
2,500,000	5.00%, 06/01/25 (c)	2,711,925
	City of Tallahassee, Florida Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	477,655
5,040,000	5.00%, 12/01/25 (c)	5,415,782
100,000	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB) 8.13%, 05/15/24 (c)	111,450
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	351,824
1,660,000	5.88%, 11/15/17 (c)	1,661,843
1,640,000	5.88%, 11/15/17 (c)	1,643,067
55,000	County of Brevard, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	57,873
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
190,000	5.00%, 10/01/23 (c)	217,544
65,000	5.38%, 10/01/23 (c)	75,607
175,000	6.00%, 10/01/23 (c)	211,209
2,160,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,567,398
1,100,000	County of Miami-Dade, Industrial Development Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,079,562
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	932,440
500,000	6.00%, 06/15/27 (c)	506,270
1,000,000	6.13%, 06/15/27 (c)	1,012,090
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	358,895
450,000	5.88%, 06/15/24 (c)	443,110
695,000	6.00%, 06/15/24 (c)	671,578
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,042,480
500,000	6.00%, 06/15/25 (c)	518,595
585,000	6.13%, 06/15/25 (c)	606,159
2,850,000	7.63%, 06/15/21 (c)	3,198,070
	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB)
1,000,000	7.00%, 06/01/22 (c)	779,170
1,000,000	7.00%, 06/01/22 (c)	778,480
	Halifax Hospital Medical Center (RB)
550,000	3.75%, 06/01/26 (c)	521,680
845,000	4.00%, 06/01/26 (c)	858,807
85,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	86,162
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 08/31/17 (c)	2,131,938
3,500,000	5.38%, 08/31/17 (c)	3,500,490
1,475,000	5.75%, 06/15/22 (c)	1,486,062
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 08/31/17 (c)	292,176
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	540,388
390,000	4.25%, 11/15/24 (c)	394,855
100,000	5.13%, 11/15/21 (c)	108,018
800,000	5.50%, 11/15/21 (c)	888,632
1,250,000	5.50%, 11/15/21 (c)	1,373,612
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,962,129
925,000	5.00%, 11/15/24 (c)	1,002,339
1,910,000	5.00%, 11/15/24 (c)	2,082,435
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	264,853
	Miami-Dade County Industrial Development Authority (RB)
1,735,000	5.00%, 06/01/25 (c)	1,727,852
500,000	5.00%, 06/01/25 (c)	522,445
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	554,320
500,000	5.00%, 10/01/25 (c)	558,840
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,090,810
735,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	764,349
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,235,000	4.25%, 05/01/23 (c)	2,324,244
1,480,000	5.00%, 05/01/23 (c)	1,563,753
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	205,222
200,000	5.00%, 08/01/27 (c)	206,838
1,250,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	752,300
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,800,761
1,500,000	5.00%, 05/15/23 (c)	1,585,005
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,786,695
	Sarasota County Health Facilities Authority (RB)
2,055,000	5.75%, 08/31/17 (c)	2,056,582
1,785,000	5.75%, 08/31/17 (c)	1,786,553
400,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	440,000
865,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	945,514
400,000	Town of Davie, Florida, Series A (RB) 6.00%, 04/01/23 (c)	468,160
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	249,993
1,100,000	3.63%, 05/01/26 (c)	1,091,145
2,500,000	3.88%, 05/01/26 (c)	2,391,275
		80,010,892
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 08/31/17 (c)	15,006
1,000,000	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB) 7.00%, 01/01/28 (c)	1,047,910
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
995,000	5.25%, 09/01/20	1,039,934
200,000	6.00%, 09/01/20 (c)	219,052
2,100,000	6.13%, 09/01/20 (c)	2,283,120
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	504,155
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	605,064
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	261,670
500,000	5.88%, 06/15/27 (c)	522,615
1,000,000	6.00%, 06/15/27 (c)	1,034,000
	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB)
320,000	5.50%, 09/15/23	374,128
10,000	5.50%, 09/15/27	11,917
200,000	Main Street Natural Gas, Inc. Gas Project, Series B (RB) 5.00%, 03/15/21	220,830
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	520,720
750,000	5.00%, 11/01/27 (c)	790,537
	Private Colleges and Universities Authority, Savannah College of Art and Design Projects (RB)
1,200,000	4.13%, 04/01/24 (c)	1,210,044
5,405,000	5.00%, 04/01/24 (c)	5,906,260
		16,566,962
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,082,120
200,000	6.25%, 10/01/23 (c)	230,234
	Government of Guam, Series A (RB)
620,000	5.00%, 12/01/26 (c)	674,386
75,000	6.00%, 11/15/19	78,625
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 08/16/17 (c)	1,066,681
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,165,417
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,381,450
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,479,486
500,000	5.25%, 07/01/23 (c)	555,075
355,000	5.50%, 07/01/20 (c)	379,861
3,530,000	5.50%, 07/01/23 (c)	3,938,527
355,000	5.63%, 07/01/20 (c)	379,349
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	360,763
250,000	5.50%, 10/01/20 (c)	264,368
		13,036,342
Hawaii: 0.4%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 08/31/17 (c)	1,380,069
1,545,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 08/31/17 (c)	1,549,666
	State of Hawaii Department of Budget and Finance, Series A (RB)
500,000	5.00%, 01/01/25 (c)	483,330
1,400,000	6.25%, 07/01/23 (c)	1,524,096
2,085,000	6.63%, 07/01/23 (c)	2,248,735
2,000,000	6.88%, 07/01/23 (c)	2,165,360
		9,351,256
Idaho: 0.2%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
250,000	3.50%, 09/01/26 (c)	223,990
1,135,000	5.00%, 09/01/26 (c)	1,213,519
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
2,000,000	8.00%, 10/01/24 (c)	2,157,480
1,000,000	8.13%, 10/01/24 (c)	1,082,820
		4,677,809
Illinois: 11.8%
	Chicago Board of Education (GO)
1,585,000	5.00%, 12/01/18	1,567,105
415,000	5.00%, 12/01/18	436,891
	Chicago Board of Education, Series A (GO)
2,715,000	5.00%, 12/01/21 (c)	2,344,837
9,700,000	5.00%, 12/01/22 (c)	8,376,532
335,000	5.25%, 12/01/21 (c)	292,609
75,000	5.50%, 12/01/19	77,981
5,240,000	5.50%, 12/01/21 (c)	4,649,085
12,850,000	7.00%, 12/01/25 (c)	13,140,667
5,200,000	7.00%, 12/01/25 (c)	5,330,988
	Chicago Board of Education, Series B (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	100,539
980,000	5.00%, 12/01/22 (c)	846,642
	Chicago Board of Education, Series C (GO)
230,000	4.25%, 12/01/18	239,865
345,000	4.25%, 12/01/18	337,852
1,490,000	5.00%, 12/01/18 (c)	1,316,996
500,000	5.00%, 12/01/18 (c)	436,625
600,000	5.00%, 12/01/18 (c)	579,294
1,060,000	5.00%, 12/01/18 (c)	1,010,339
675,000	5.25%, 12/01/18 (c)	621,040
555,000	5.25%, 12/01/18 (c)	524,641
135,000	5.25%, 12/01/18 (c)	126,544
2,345,000	5.25%, 12/01/24 (c)	2,046,716
3,835,000	5.25%, 12/01/24 (c)	3,366,478
305,000	6.00%, 12/01/24 (c)	279,618
1,360,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,180,113
	Chicago Board of Education, Series F (GO)
1,450,000	5.00%, 12/01/19	1,416,969
570,000	5.00%, 12/01/20 (c)	491,973
1,055,000	5.00%, 12/01/20	1,018,592
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	463,664
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 (RB) 5.00%, 06/01/21	385,786
670,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	678,529
	Chicago, Illinois, Series A (GO)
480,000	5.00%, 01/01/20 (c)	489,144
100,000	5.25%, 01/01/18 (c)	100,523
2,050,000	5.25%, 01/01/21 (c)	2,061,336
1,500,000	5.50%, 01/01/25 (c)	1,538,430
	Chicago, Illinois, Series C (GO)
1,665,000	5.00%, 01/01/19 (c)	1,666,498
300,000	5.00%, 01/01/20	308,976
1,185,000	5.00%, 01/01/22	1,235,362
525,000	5.00%, 01/01/24	549,575
460,000	5.00%, 01/01/26 (c)	459,963
380,000	5.00%, 01/01/26	401,063
	Chicago, Illinois, Series D (GO)
185,000	5.00%, 01/01/19 (c)	185,167
520,000	5.50%, 01/01/25 (c)	533,322
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	939,174
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	247,011
950,000	5.25%, 01/01/25 (c)	981,141
1,025,000	5.25%, 01/01/25 (c)	1,066,400
8,890,000	5.50%, 01/01/25 (c)	9,101,226
250,000	5.50%, 01/01/25 (c)	258,275
115,000	5.50%, 01/01/25 (c)	119,529
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	659,505
110,000	5.00%, 08/31/17 (c)	110,068
50,000	5.00%, 01/01/20 (c)	51,310
670,000	5.00%, 01/01/20 (c)	682,301
150,000	5.00%, 01/01/20 (c)	153,203
500,000	5.00%, 12/01/20 (c)	516,350
400,000	5.00%, 01/01/21 (c)	399,984
370,000	5.00%, 01/01/21	383,468
910,000	5.00%, 01/01/22 (c)	913,886
960,000	5.00%, 01/01/22 (c)	962,592
1,500,000	5.00%, 01/01/22 (c)	1,523,640
450,000	5.00%, 01/01/23	470,349
540,000	5.00%, 01/01/24 (c)	542,030
690,000	5.00%, 01/01/24 (c)	690,718
920,000	5.00%, 01/01/24 (c)	920,957
285,000	5.25%, 01/01/18 (c)	285,724
340,000	5.25%, 01/01/18 (c)	340,173
240,000	5.25%, 01/01/18 (c)	240,706
600,000	5.25%, 01/01/24 (c)	606,150
975,000	5.25%, 01/01/24 (c)	1,018,056
1,120,000	5.25%, 01/01/24 (c)	1,138,211
280,000	5.25%, 01/01/24 (c)	288,428
1,000,000	5.38%, 01/01/25 (c)	1,031,680
520,000	5.50%, 01/01/25 (c)	532,355
445,000	5.50%, 01/01/25 (c)	456,125
500,000	5.63%, 01/01/27 (c)	526,275
1,000,000	5.63%, 01/01/27 (c)	1,061,840
5,150,000	6.00%, 01/01/27 (c)	5,536,610
990,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	1,034,768
	City of Chicago, Series C (GO)
410,000	5.00%, 01/01/19 (c)	409,979
1,175,000	5.00%, 01/01/19 (c)	1,180,663
405,000	5.00%, 01/01/19 (c)	409,601
90,000	5.00%, 01/01/22 (c)	92,831
2,070,000	5.00%, 01/01/22 (c)	2,147,791
100,000	5.00%, 01/01/22 (c)	103,228
2,000,000	5.00%, 01/01/25	2,102,220
260,000	5.95%, 01/01/30 ^	127,262
	City of Chicago, Series D (GO)
305,000	5.00%, 01/01/19 (c)	304,988
550,000	5.50%, 01/01/25 (c)	561,368
1,150,000	5.50%, 01/01/25 (c)	1,177,324
3,025,000	5.50%, 01/01/25 (c)	3,100,625
	City of Chicago, Series E (GO)
450,000	5.50%, 01/01/25 (c)	457,915
1,000,000	5.50%, 01/01/25 (c)	1,024,380
1,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,198,740
	City of Harvey, Series A (GO)
3,600,000	5.63%, 12/01/17 (c) (d) *	2,368,296
465,000	5.50%, 12/01/17 (c) (d) *	313,066
125,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	135,689
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,059,188
150,000	Illinois Finance Authority, Admiral at Lake Project, Series B (RB) 7.38%, 08/21/17 (c)	150,401
270,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	272,093
	Illinois Finance Authority, Centegra Health System, Series A (RB)
365,000	4.63%, 09/01/24 (c)	374,176
250,000	5.00%, 09/01/24 (c)	264,638
5,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/15/17 (c)	5,014
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
785,000	4.75%, 05/15/23 (c)	813,857
260,000	5.13%, 05/15/23 (c)	272,082
980,000	5.25%, 05/15/23 (c)	1,030,235
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 08/31/17 (c)	425,178
460,000	Illinois Finance Authority, General Health System, Series A (RB) 5.00%, 09/01/24 (c)	494,256
	Illinois Finance Authority, Institute of Technology, Series A (RB)
1,010,000	5.00%, 08/31/17 (c)	996,668
3,000,000	5.00%, 08/31/17 (c)	3,004,530
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	507,470
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	535,245
460,000	5.75%, 05/15/22 (c)	482,448
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,614,743
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,121,450
	Illinois Finance Authority, Presence Health Network, Series C (RB)
450,000	4.00%, 02/15/27 (c)	430,096
250,000	4.00%, 02/15/27 (c)	233,690
330,000	4.00%, 02/15/27 (c)	322,889
290,000	5.00%, 02/15/24	326,926
150,000	5.00%, 02/15/27 (c)	168,750
400,000	5.00%, 02/15/27 (c)	427,516
	Illinois Finance Authority, Roosevelt University Project (RB)
305,000	5.75%, 10/01/19 (c)	322,297
1,600,000	6.25%, 10/01/19 (c)	1,697,584
2,125,000	6.50%, 10/01/19 (c)	2,252,330
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	251,783
585,000	5.00%, 08/15/25 (c)	632,777
35,000	Illinois Finance Authority, Student Housing, Series B (RB) 5.25%, 08/21/17 (c)	35,076
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
460,000	5.75%, 02/15/20 (c)	512,803
270,000	6.00%, 02/15/20 (c)	302,673
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
3,220,000	8.00%, 05/15/20 (c)	3,571,012
755,000	8.00%, 05/15/20 (c)	839,205
1,000,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	1,041,070
5,415,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	4,984,995
	Illinois Sports Facilities Authority (RB) (AMBAC)
150,000	4.65%, 06/15/26 ^	105,672
1,000,000	5.00%, 06/15/24 (c)	1,111,440
175,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	180,933
790,000	Illinois State, Series B (GO) 5.25%, 01/01/21	849,598
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
7,210,000	5.00%, 06/15/22 (c)	7,324,639
3,115,000	5.00%, 12/15/25 (c)	3,153,065
525,000	5.50%, 06/15/20 (c)	535,264
1,400,000	5.50%, 12/15/25 (c)	1,464,820
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,250,000	5.00%, 12/15/20	1,324,912
3,235,000	5.00%, 06/15/22 (c)	3,366,470
1,000,000	5.00%, 06/15/22 (c)	1,072,100
510,000	5.00%, 06/15/22 (c)	513,912
310,000	5.00%, 12/15/22	335,556
1,250,000	5.02%, 12/15/51 ^	178,763
1,000,000	5.38%, 12/15/41 ^	260,950
250,000	5.45%, 12/15/50 ^	37,833
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
5,010,000	5.00%, 06/15/20 (c)	5,034,900
230,000	5.20%, 06/15/20 (c)	232,238
2,130,000	5.25%, 06/15/20 (c)	2,154,687
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	297,501
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	421,073
	State of Illinois (GO)
1,000,000	3.50%, 06/01/26 (c)	883,620
720,000	3.50%, 06/01/26 (c)	652,018
1,010,000	3.50%, 06/01/26 (c)	904,112
4,000,000	4.00%, 06/01/26 (c)	3,788,160
595,000	4.00%, 06/01/26 (c)	559,627
2,000,000	4.00%, 06/01/26 (c)	1,887,580
2,750,000	4.00%, 06/01/26 (c)	2,633,867
1,000,000	4.00%, 06/01/26 (c)	954,690
460,000	4.00%, 06/01/26 (c)	431,167
15,000	4.50%, 09/01/18 (c)	15,120
520,000	4.50%, 11/01/26 (c)	514,202
250,000	5.00%, 08/01/18	257,323
410,000	5.00%, 09/01/18 (c)	413,493
100,000	5.00%, 09/01/18 (c)	100,789
175,000	5.00%, 09/01/18 (c)	176,621
75,000	5.00%, 09/01/18 (c)	75,813
680,000	5.00%, 01/01/19	704,664
250,000	5.00%, 05/01/19	260,813
1,255,000	5.00%, 06/01/19	1,311,588
300,000	5.00%, 06/01/19	313,527
130,000	5.00%, 01/01/20 (c)	135,262
530,000	5.00%, 01/01/20 (c)	554,465
750,000	5.00%, 01/01/21	800,535
100,000	5.00%, 01/01/21	106,738
100,000	5.00%, 04/01/21	107,097
505,000	5.00%, 07/01/21	542,577
1,000,000	5.00%, 01/01/22 (c)	1,030,250
1,000,000	5.00%, 02/01/22	1,083,070
1,020,000	5.00%, 02/01/22	1,104,731
505,000	5.00%, 03/01/22	547,440
200,000	5.00%, 03/01/22 (c)	206,762
55,000	5.00%, 06/01/22	59,778
1,830,000	5.00%, 08/01/22 (c)	1,969,556
1,465,000	5.00%, 08/01/22	1,595,004
3,490,000	5.00%, 02/01/23	3,817,083
3,110,000	5.00%, 02/01/23	3,401,469
95,000	5.00%, 04/01/23 (c)	97,823
335,000	5.00%, 05/01/23	366,949
250,000	5.00%, 07/01/23	274,195
1,105,000	5.00%, 02/01/24	1,217,401
375,000	5.00%, 02/01/24 (c)	405,615
3,000,000	5.00%, 02/01/24 (c)	3,097,290
3,315,000	5.00%, 02/01/24	3,652,202
350,000	5.00%, 02/01/24 (c)	376,264
500,000	5.00%, 04/01/24 (c)	537,735
3,540,000	5.00%, 04/01/24 (c)	3,762,029
100,000	5.00%, 05/01/24 (c)	103,876
1,000,000	5.00%, 05/01/24 (c)	1,075,680
110,000	5.00%, 05/01/24	121,219
1,670,000	5.00%, 01/01/26 (c)	1,732,608
1,040,000	5.00%, 06/01/26 (c)	1,129,554
300,000	5.00%, 06/01/26 (c)	328,419
4,500,000	5.00%, 02/01/27 (c)	4,923,270
455,000	5.25%, 01/01/19	473,068
510,000	5.25%, 07/01/23 (c)	544,629
1,550,000	5.25%, 07/01/23 (c)	1,663,692
2,500,000	5.50%, 07/01/23 (c)	2,791,675
1,075,000	5.50%, 07/01/23 (c)	1,188,875
105,000	5.50%, 01/01/30	117,339
	State of Illinois, Series A (GO)
950,000	4.00%, 09/01/18 (c)	951,463
435,000	4.00%, 01/01/22 (c)	423,316
100,000	Village of Hillside, Mannhaein Redevelopment Project (TA) 7.00%, 01/01/18 (c)	103,043
	Will County Community High School District No. 210, Series B (GO)
110,000	5.75%, 01/01/28 ^	60,718
90,000	5.84%, 01/01/29 ^	46,302
160,000	5.88%, 01/01/27 ^	94,624
		243,516,007
Indiana: 1.7%
	Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,631,025
2,000,000	7.13%, 11/15/22 (c)	2,169,900
	City of Anderson, Indiana Economic Development, Anderson University Project (RB)
175,000	5.00%, 08/31/17 (c)	175,007
525,000	5.00%, 08/31/17 (c)	525,126
850,000	5.00%, 08/31/17 (c)	850,476
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	993,240
1,200,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,354,152
	County of Allen, Srorypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	314,496
225,000	6.88%, 01/15/24 (c)	236,385
	Indiana Finance Authority, Earlham College Project (RB)
1,040,000	5.00%, 10/01/23 (c)	1,114,422
50,000	5.00%, 10/01/23 (c)	55,024
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,400,416
1,000,000	5.25%, 09/01/24 (c)	1,044,990
1,550,000	5.25%, 09/01/24 (c)	1,636,071
250,000	5.25%, 09/01/24 (c)	276,715
550,000	6.00%, 12/01/19	576,807
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
965,000	5.13%, 08/15/20 (c)	1,030,379
925,000	5.50%, 08/15/20 (c)	982,174
600,000	5.50%, 08/15/20 (c)	638,334
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	270,275
2,630,000	5.00%, 07/01/23 (c)	2,830,196
3,450,000	5.25%, 07/01/23 (c)	3,748,632
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,144,203
2,715,000	5.00%, 06/01/22 (c)	2,769,599
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	313,357
2,515,000	6.00%, 06/01/20 (c)	2,572,920
		35,654,321
Iowa: 2.1%
7,040,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	7,095,968
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,205,000	5.00%, 12/01/19	6,396,983
6,965,000	5.25%, 12/01/23 (c)	7,443,078
2,700,000	5.50%, 12/01/18 (c)	2,762,613
2,775,000	5.88%, 06/01/19 (c)	2,918,939
600,000	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB) 1.00%, 03/01/18 (c)	599,484
1,500,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 5.00%, 10/01/25 (c)	1,455,405
180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 08/31/17 (c)	180,009
	Iowa Tobacco Settlement Authority, Series C (RB)
3,090,000	5.38%, 08/31/17 (c)	3,084,005
5,585,000	5.50%, 08/31/17 (c)	5,569,530
800,000	Iowa Tobacco Settlement Authority, Series D (RB) 6.38%, 08/31/17 (c) ^	128,328
6,960,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 08/31/17 (c)	6,934,735
		44,569,077
Kansas: 0.7%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,182,003
400,000	City of Lenexa, Lakeview Village, Inc. Project (RB) 5.25%, 08/31/17 (c)	400,512
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	271,221
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	395,261
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 08/31/17 (c)	8,213,202
100,000	5.13%, 08/31/17 (c)	100,161
1,000,000	5.25%, 08/31/17 (c)	1,001,610
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,200,063
	Wyandotte County, Kansas City Unified Government, Series A (RB)
490,000	5.00%, 09/01/25 (c)	496,478
500,000	6.00%, 09/01/25 (c)	504,105
		14,764,616
Kentucky: 0.9%
1,220,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,241,667
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
30,000	4.13%, 11/15/20	30,468
250,000	5.00%, 05/15/26 (c)	252,815
250,000	5.00%, 05/15/26 (c)	250,158
400,000	5.38%, 11/15/22 (c)	407,228
250,000	5.50%, 11/15/22 (c)	252,945
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB)
7,195,000	4.25%, 07/01/25 (c)	7,410,274
1,585,000	5.00%, 07/01/25 (c)	1,737,144
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	173,109
1,000,000	5.25%, 06/01/27 (c)	1,123,170
490,000	5.75%, 06/01/20 (c)	552,088
350,000	6.00%, 06/01/20 (c)	396,774
395,000	6.38%, 06/01/20 (c)	451,896
150,000	6.50%, 06/01/20 (c)	172,127
1,490,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB)
	6.38%, 06/01/20 (c)	1,704,620
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
500,000	5.50%, 11/15/25 (c)	503,260
500,000	5.75%, 11/15/25 (c)	508,180
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	375,682
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB) 5.00%, 06/01/22 (c)	242,020
150,000	Louisville/Jefferson County Metropolitan Government, Series A (RB) 5.00%, 06/01/22 (c)	169,280
		17,954,905
Louisiana: 0.8%
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	537,180
290,000	6.25%, 07/01/21 (c)	319,795
3,490,000	6.38%, 07/01/21 (c)	3,817,606
3,225,000	Louisiana Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	3,261,507
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB)
	6.25%, 11/15/25 (c)	1,045,200
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
	6.50%, 08/01/20 (c)	600,972
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB)
	6.50%, 11/01/20 (c)	565,770
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB)
	6.50%, 11/01/20 (c)	452,616
	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB)
1,647,254	7.75%, 07/01/24 (c) (d) * §	16,473
1,389,436	8.38%, 07/01/24 (c) (d) *	13,894
2,259,041	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	22,590
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	372,512
4,625,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 08/31/17 (c)	4,638,227
		15,664,342
Maine: 0.5%
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB)
825,000	5.00%, 07/01/23 (c)	867,578
200,000	6.95%, 07/01/21 (c)	222,764
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
300,000	4.00%, 07/01/26 (c)	263,742
490,000	4.00%, 07/01/26 (c)	420,160
495,000	5.00%, 07/01/23 (c)	511,855
645,000	5.00%, 07/01/26 (c)	667,478
1,000,000	5.00%, 07/01/26 (c)	1,040,060
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
50,000	5.25%, 07/01/21	53,246
1,735,000	6.00%, 07/01/21 (c)	1,884,921
2,220,000	6.75%, 07/01/21 (c)	2,432,165
50,000	6.95%, 07/01/21 (c)	55,557
55,000	7.50%, 07/01/21 (c)	63,104
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 08/31/17 (c)	2,002,720
		10,485,350
Maryland: 1.2%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,012,130
	City of Baltimore, Convention Center Hotel Revenue (RB)
1,000,000	5.00%, 09/01/27 (c)	1,115,630
1,000,000	5.00%, 09/01/27 (c)	1,119,220
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	530,885
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	258,868
2,780,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,968,262
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 08/31/17 (c)	1,200,000
3,760,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,829,710
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
470,000	4.38%, 01/01/27 (c)	473,412
530,000	4.50%, 01/01/27 (c)	532,809
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	405,080
250,000	5.00%, 07/01/26 (c)	276,673
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	216,464
145,000	4.25%, 07/01/25 (c)	149,318
2,000,000	5.00%, 07/01/25 (c)	2,184,020
500,000	5.00%, 07/01/25 (c)	548,525
825,000	5.00%, 07/01/25 (c)	914,050
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,227,786
430,000	5.00%, 07/01/20	472,192
40,000	5.00%, 07/01/22	45,909
1,325,000	5.00%, 07/01/24	1,559,777
500,000	5.25%, 07/01/24 (c)	589,195
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,060,590
1,000,000	5.25%, 04/01/27 (c)	1,071,950
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	488,390
500,000	5.00%, 01/01/26 (c)	496,200
		24,747,045
Massachusetts: 1.2%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
1,000,000	4.00%, 07/01/26 (c)	1,014,970
500,000	5.00%, 07/01/26 (c)	553,745
	Massachusetts Development Finance Agency, Emerson College (RB)
885,000	5.00%, 01/01/25 (c)	966,721
680,000	5.00%, 01/01/25 (c)	746,402
500,000	5.00%, 01/01/25 (c)	548,920
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
300,000	4.00%, 10/01/26 (c)	301,590
445,000	5.00%, 07/01/22 (c)	524,944
500,000	5.00%, 10/01/26 (c)	546,920
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 08/31/17 (c)	280,610
550,000	Massachusetts Development Finance Agency, Series A (RB) 5.00%, 01/01/20 (c)	574,475
2,175,000	Massachusetts Development Finance Agency, Series B (RB) 4.88%, 11/01/17 (c)	2,177,110
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,112,342
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	287,884
1,345,000	5.00%, 07/01/25 (c)	1,461,020
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,021,020
1,000,000	5.00%, 07/01/26 (c)	1,174,140
510,000	5.00%, 07/01/26 (c)	566,462
	Massachusetts Development Finance Agency, Suffolk University (RB)
3,300,000	4.00%, 07/01/27 (c)	3,367,683
1,000,000	5.00%, 07/01/27 (c)	1,145,760
3,000,000	5.00%, 07/01/27 (c)	3,354,690
1,500,000	5.00%, 07/01/27 (c)	1,684,110
1,500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	1,525,980
		24,937,498
Michigan: 2.1%
2,200,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	2,356,706
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,102,226
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	429,785
220,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 08/31/17 (c)	217,567
150,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	165,402
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	765,919
250,000	5.00%, 07/01/25 (c)	274,623
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,094,170
3,000,000	Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/25 (c)	3,160,770
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,941,356
100,000	5.00%, 07/01/24 (c)	107,924
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	272,643
750,000	5.00%, 07/01/25 (c)	845,347
250,000	5.00%, 07/01/25 (c)	283,468
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
650,000	5.00%, 07/01/24 (c)	704,808
6,900,000	6.75%, 07/01/24 (c)	6,975,555
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 08/31/17 (c)	1,000,270
650,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 08/31/17 (c)	637,000
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,526,295
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
360,000	5.13%, 08/16/17 (c)	358,834
480,000	6.00%, 08/16/17 (c)	461,731
4,925,000	6.00%, 08/16/17 (c)	4,940,514
6,000,000	6.88%, 06/01/18 (c)	6,201,360
23,975,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.01%, 08/16/17 (c) ^	1,576,356
180,000,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 8.97%, 06/01/33 (c) ^	4,134,600
		42,535,229
Minnesota: 1.2%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	512,325
1,000,000	5.50%, 11/01/24 (c)	1,078,730
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	512,090
500,000	6.13%, 07/01/25 (c)	518,500
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	242,783
250,000	5.50%, 07/01/25 (c)	250,623
500,000	5.75%, 07/01/25 (c)	500,915
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	528,850
1,000,000	5.50%, 07/01/25 (c)	1,089,730
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	748,807
	City of Maple Grove (RB)
1,000,000	4.00%, 05/01/27 (c)	1,030,910
625,000	5.00%, 05/01/27 (c)	719,075
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	502,590
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,110,758
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
1,125,000	5.00%, 11/15/20 (c)	1,227,949
400,000	5.00%, 11/15/20 (c)	434,612
2,500,000	5.00%, 11/15/23	2,862,800
325,000	5.75%, 09/01/26 (c)	330,961
500,000	6.00%, 09/01/26 (c)	512,625
1,250,000	Housing and Redevelopment Authority, HealthEast Care System Project, Series A (RB) 5.25%, 11/15/20 (c)	1,357,250
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	780,030
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,548,550
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	232,335
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,320,868
2,500,000	6.00%, 05/01/19 (c)	2,643,450
		24,598,116
Mississippi: 0.0%
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
120,000	5.00%, 08/31/17 (c)	120,295
120,000	5.00%, 08/31/17 (c)	120,323
		240,618
Missouri: 0.5%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,008,300
770,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	776,845
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	491,750
500,000	6.00%, 06/01/25 (c)	495,210
30,000	City of Nevada, Nevada Regional Medical Center (RB) (ACA) 4.30%, 08/31/17 (c)	26,157
550,000	County of Boone, Hospital Revenue (RB) 5.38%, 08/01/18 (c)	573,694
	Kirkwood Industrial Development Authority (RB)
1,000,000	5.25%, 05/15/27 (c)	1,046,660
500,000	5.25%, 05/15/27 (c)	528,975
1,000,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	1,009,680
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,515,090
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
290,000	5.00%, 08/31/17 (c)	293,254
1,150,000	5.25%, 08/31/17 (c)	1,153,599
570,000	5.35%, 08/31/17 (c)	543,546
		9,462,760
Nevada: 0.2%
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	486,295
500,000	5.00%, 06/01/21 (c)	495,115
1,000,000	City of Reno, Nevada Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 08/31/17 (c)	999,980
200,000	County of Clark, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	207,604
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	594,031
	State of Nevada Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,033,780
1,000,000	5.13%, 12/15/25 (c)	1,020,740
		4,837,545
New Hampshire: 0.3%
	New Hampshire Health and Education Facilities Authority Act (RB)
5,000,000	5.00%, 10/01/26 (c)	5,546,000
500,000	6.13%, 07/01/24 (c)	498,180
500,000	6.13%, 07/01/24 (c)	501,990
500,000	6.25%, 07/01/24 (c)	505,485
		7,051,655
New Jersey: 6.7%
3,055,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	3,081,090
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,104,730
1,000,000	5.00%, 02/15/24 (c)	1,096,700
150,000	5.00%, 02/15/24 (c)	167,207
1,000,000	5.00%, 02/15/24 (c)	1,143,340
1,055,000	5.00%, 02/15/24 (c)	1,183,320
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,491,111
1,400,000	5.25%, 11/01/24 (c)	1,426,908
	City of Atlantic City, New Jersey (GO)
50,000	5.00%, 11/01/19	48,886
50,000	5.00%, 12/01/19	48,830
25,000	5.00%, 11/01/21	23,240
50,000	5.00%, 12/01/21	46,405
65,000	5.00%, 11/01/22	58,500
30,000	5.00%, 12/01/23 (c)	26,342
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,005,300
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,581,925
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	480,401
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	103,087
1,645,000	4.25%, 06/15/22 (c)	1,690,797
800,000	5.00%, 06/15/19	839,224
850,000	5.00%, 06/15/20	908,650
1,250,000	5.00%, 06/15/21	1,358,200
60,000	5.00%, 06/15/22 (c)	65,365
500,000	5.00%, 06/15/22 (c)	535,585
535,000	5.00%, 06/15/22 (c)	570,107
60,000	5.00%, 06/15/22	65,879
940,000	5.00%, 06/15/22 (c)	1,030,306
1,035,000	5.00%, 06/15/22 (c)	1,121,702
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,345,000	4.88%, 09/15/19	3,443,979
2,075,000	5.25%, 08/20/22 (c)	2,268,618
2,215,000	5.50%, 08/31/17 (c)	2,222,642
60,000	5.50%, 06/20/23 (c)	65,992
235,000	5.63%, 03/05/24 (c)	264,984
350,000	5.63%, 03/05/24 (c)	394,657
1,845,000	5.75%, 09/15/22 (c)	2,050,625
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	61,986
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB)
	5.75%, 06/01/20 (c)	37,305
500,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 3.72%, 07/01/26 ^	367,985
5,000,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/22	5,431,100
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	791,793
460,000	5.25%, 03/01/21 (c)	485,567
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
145,000	5.00%, 03/01/22 (c)	151,006
130,000	5.00%, 03/01/22 (c)	139,659
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,895,000	5.00%, 03/01/22	3,119,015
530,000	5.00%, 03/01/23 (c)	567,179
355,000	5.00%, 03/01/23 (c)	376,222
790,000	5.00%, 03/01/23 (c)	840,900
830,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB) 5.00%, 06/15/24 (c)	887,079
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
1,500,000	5.00%, 06/15/23	1,628,280
500,000	5.00%, 06/15/24	539,390
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/21	479,677
305,000	New Jersey Economic Development Authority, School Facilities Construction, Series Y (RB) 4.25%, 09/01/18 (c)	309,203
110,000	New Jersey Economic Development Authority, Seashore Gardens Project (RB) 5.30%, 08/31/17 (c)	110,000
2,040,000	New Jersey Economic Development Authority, Series XX (RB) 5.00%, 06/15/21	2,182,453
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	387,909
900,000	5.38%, 01/01/24 (c)	1,005,435
500,000	5.50%, 01/01/24 (c)	582,220
505,000	New Jersey Educational Facilities Authority (RB) 5.00%, 06/15/22	543,052
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,171,370
1,050,000	5.00%, 07/01/26 (c)	1,145,287
1,000,000	5.00%, 07/01/26 (c)	1,109,910
230,000	New Jersey Health Care Facilities Financing Authority, Health Asset Transformation Program, Series A (RB) 5.25%, 10/01/19 (c)	243,616
400,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	449,160
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
100,000	3.00%, 07/01/26 (c)	89,789
750,000	4.00%, 07/01/26 (c)	727,942
1,250,000	5.00%, 07/01/26 (c)	1,356,550
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	107,135
170,000	6.00%, 07/01/21 (c)	183,789
2,050,000	6.25%, 07/01/21 (c)	2,205,390
200,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.45%, 12/15/37 ^	71,568
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
36,900,000	5.00%, 08/16/17 (c)	35,264,961
795,000	5.00%, 08/16/17 (c)	795,064
	New Jersey Transportation Trust Fund Authority, Series A (RB)
4,205,000	4.79%, 12/15/28 ^	2,496,508
170,000	4.91%, 12/15/32 ^	80,191
640,000	5.00%, 06/15/24	698,938
100,000	5.25%, 06/15/21 (c)	106,870
360,000	5.25%, 12/15/21	394,762
1,000,000	5.45%, 12/15/39 ^	319,980
200,000	5.50%, 12/15/21	221,350
125,000	5.50%, 12/15/23	140,213
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
295,000	5.00%, 06/15/22	321,240
175,000	5.00%, 06/15/22 (c)	182,504
155,000	5.00%, 06/15/22 (c)	160,399
100,000	5.00%, 06/15/23 (c)	106,741
800,000	5.25%, 06/15/23 (c)	859,584
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
10,010,000	5.02%, 12/15/35 ^	4,302,999
940,000	5.25%, 12/15/24 (c)	982,535
	New Jersey Transportation Trust Fund Authority, Series D (RB)
130,000	5.00%, 12/15/24	142,120
250,000	5.00%, 12/15/24 (c)	261,580
160,000	5.25%, 12/15/23	177,197
2,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	2,827,214
3,195,000	Tobacco Settlement Financing Corp., Senior Series 1A (RB) 4.50%, 08/16/17 (c)	3,207,013
14,605,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 08/16/17 (c)	13,983,411
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 08/16/17 (c)	6,800,476
		139,734,405
New Mexico: 0.3%
500,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	498,105
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	770,116
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 08/31/17 (c)	2,822,839
700,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 08/31/17 (c)	649,929
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,014,530
		5,755,519
New York: 8.0%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	57,398
90,000	4.62%, 07/15/32 ^	49,494
3,630,000	5.00%, 01/15/27 (c)	4,086,618
125,000	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB) 5.00%, 07/15/26	149,366
750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	778,080
100,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	107,998
	Build NYC Resource Corp., New York Law School Project (RB)
4,095,000	4.00%, 01/01/26 (c)	4,150,446
925,000	5.00%, 01/01/26 (c)	1,009,804
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,602
1,050,000	4.50%, 01/01/25	1,144,468
900,000	5.00%, 11/01/24 (c)	920,790
600,000	5.00%, 01/01/25 (c)	646,506
600,000	5.25%, 11/01/24 (c)	633,126
3,020,000	5.50%, 11/01/24 (c)	3,147,746
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,120,108
3,170,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,312,840
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,034,400
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 08/31/17 (c)	14,368
400,000	5.00%, 08/31/17 (c)	344,364
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/31/17 (c)	779,589
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,245,000	5.00%, 08/31/17 (c)	1,224,694
335,000	5.00%, 08/31/17 (c)	334,548
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 7.52%, 08/31/17 (c) ^	537,400
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,653
510,000	5.00%, 07/01/22 (c)	552,366
460,000	5.00%, 07/01/22 (c)	502,587
175,000	5.00%, 07/01/22 (c)	194,842
3,275,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 08/16/17 (c)	3,275,360
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
4,610,000	5.00%, 08/31/17 (c)	4,529,648
1,850,000	5.13%, 08/31/17 (c)	1,826,523
	New Rochelle Industrial Development Agency (RB)
1,035,000	5.25%, 01/01/18 (c)	828,000
265,000	5.50%, 01/01/18 (c)	212,000
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,035,680
35,000	New York City Industrial Development Agency, Brooklyn Navy yard Cogeneration Partners, L.P. Project (RB) 5.75%, 08/31/17 (c)	27,337
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 08/31/17 (c)	1,971,261
110,000	5.00%, 08/31/17 (c)	110,275
850,000	5.00%, 08/31/17 (c)	851,989
100,000	5.00%, 08/31/17 (c)	100,265
1,075,000	5.00%, 08/31/17 (c)	1,077,795
105,000	5.00%, 08/31/17 (c)	105,268
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,141,680
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 08/31/17 (c)	1,501,290
800,000	5.00%, 08/31/17 (c)	806,472
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 08/31/17 (c)	5,017
	New York Counties Tobacco Trust IV (RB)
745,000	5.00%, 08/16/17 (c)	721,033
380,000	5.00%, 08/16/17 (c)	372,560
25,000,000	7.27%, 08/16/17 (c) ^	1,617,500
500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	517,650
	New York Liberty Development Corp. (RB)
255,000	5.00%, 03/15/22 (c)	278,090
25,000,000	5.00%, 11/15/24 (c)	27,156,750
3,500,000	5.15%, 11/15/24 (c)	3,870,650
3,700,000	5.38%, 11/15/24 (c)	4,119,765
1,100,000	7.25%, 11/15/24 (c)	1,328,492
305,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	382,324
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,086,190
300,000	5.00%, 06/01/27 (c)	328,815
300,000	5.00%, 06/01/27 (c)	341,415
15,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	15,497
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	48,199
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,240,617
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
1,250,000	5.00%, 08/01/18	1,287,862
275,000	5.00%, 08/01/19	290,386
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3,075,000	5.00%, 08/01/21 (c)	3,315,711
6,190,000	5.00%, 08/01/21	6,797,053
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
225,000	5.00%, 08/01/20	242,618
7,400,000	5.00%, 08/01/21 (c)	7,918,666
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
370,000	4.00%, 07/01/24 (c)	371,432
750,000	4.00%, 07/01/24 (c)	757,882
805,000	4.00%, 07/01/24 (c)	828,997
730,000	4.00%, 07/01/24 (c)	754,710
500,000	4.00%, 07/01/24 (c)	519,110
420,000	5.00%, 07/01/24 (c)	468,321
275,000	5.00%, 07/01/24 (c)	299,855
5,720,000	5.00%, 07/01/24 (c)	6,202,310
230,000	5.00%, 07/01/24 (c)	253,085
6,805,000	5.25%, 07/01/24 (c)	7,477,606
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	543,270
15,000	5.00%, 01/01/21	16,723
1,000,000	5.00%, 01/01/22	1,138,740
250,000	5.00%, 01/01/23	289,113
	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB)
1,000,000	4.00%, 11/01/17 (c)	1,001,760
1,175,000	5.25%, 11/01/17 (c)	1,177,479
230,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 08/31/17 (c)	179,727
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/31/17 (c)	351,831
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
375,000	5.00%, 12/01/20	409,357
110,000	6.00%, 12/01/20 (c)	123,057
	Suffolk Tobacco Asset Securitization Corp. (RB)
4,150,000	6.00%, 06/01/18 (c)	4,243,956
6,150,000	6.63%, 06/01/22 (c)	6,568,015
60,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	60,370
	Syracuse Industrial Development Agency (RB)
200,000	5.00%, 01/01/26 (c)	223,698
200,000	5.00%, 01/01/26 (c)	223,542
300,000	5.00%, 01/01/26 (c)	338,592
550,000	5.00%, 01/01/26 (c)	616,451
1,000,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. (RB) 5.00%, 07/01/23 (c)	1,057,000
	Town of Oyster Bay, New York Public Improvement (GO)
270,000	3.00%, 08/31/17 (c)	264,662
145,000	3.00%, 08/31/17 (c)	140,831
15,000	3.00%, 08/31/17 (c)	14,918
120,000	3.00%, 08/31/17 (c)	118,524
770,000	3.25%, 08/31/17 (c)	750,188
85,000	3.50%, 08/31/17 (c)	83,027
105,000	4.00%, 08/31/17 (c)	103,589
2,000,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
	5.00%, 06/01/27 (c)	2,212,480
	Ulster County Industrial Development Agency, Civic Facility (RB)
1,540,000	6.00%, 09/15/17 (c)	1,539,892
2,000,000	6.00%, 09/15/17 (c)	1,999,980
1,000,000	6.00%, 09/15/17 (c)	1,001,440
515,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	554,979
3,000,000	Westchester County Industrial Development Agency (RB) 7.00%, 06/01/24 (c)	3,015,150
	Westchester County Local Development Corp. (RB)
320,000	3.75%, 11/01/25 (c)	314,189
550,000	5.00%, 05/01/24 (c)	600,534
1,150,000	5.00%, 11/01/25 (c)	1,259,353
1,790,000	5.50%, 05/01/24 (c)	1,985,164
		165,028,793
North Carolina: 0.4%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	271,385
1,000,000	5.00%, 06/30/25 (c)	1,072,090
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	251,887
1,330,000	5.00%, 03/01/22 (c)	1,370,498
820,000	5.00%, 03/01/22 (c)	846,347
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	258,148
150,000	5.00%, 10/01/25	164,063
	North Carolina Medical Care Commission, Retirement Facilities (RB)
500,000	4.70%, 07/01/25 (c)	516,665
250,000	5.00%, 10/01/24 (c)	263,703
165,000	5.00%, 10/01/24 (c)	173,532
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,466,005
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/27 (c)	1,172,750
		7,827,073
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,832
640,000	5.00%, 12/01/21 (c)	687,526
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
1,285,000	7.75%, 09/01/23 (c)	501,150
615,000	6.25%, 09/01/23 (d) *	239,850
		1,454,358
Ohio: 7.9%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	565,470
1,500,000	5.25%, 11/15/26 (c)	1,687,455
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
11,635,000	5.13%, 08/16/17 (c)	10,946,208
8,120,000	5.38%, 08/16/17 (c)	7,729,184
12,495,000	5.75%, 08/16/17 (c)	11,639,967
31,830,000	5.88%, 08/16/17 (c)	30,057,706
16,810,000	5.88%, 08/16/17 (c)	15,847,627
6,660,000	6.00%, 08/16/17 (c)	6,330,130
11,955,000	6.50%, 08/16/17 (c)	11,798,509
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	7,024,713
101,900,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.96%, 08/16/17 (c) ^	6,395,244
75,805,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 11.92%, 08/16/17 (c) ^	2,516,726
	Butler County Port Authority, Senior Series A-1 (RB)
250,000	6.25%, 01/15/24 (c)	256,078
400,000	6.38%, 01/15/24 (c)	408,660
790,000	6.50%, 01/15/24 (c)	808,992
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
445,000	5.00%, 01/01/22 (c)	500,687
250,000	5.00%, 01/01/22 (c)	281,623
1,250,000	5.00%, 01/01/22 (c)	1,394,112
40,000	5.25%, 01/01/19	42,063
700,000	5.25%, 01/01/20	766,290
	County of Cuyahoga, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	411,747
460,000	5.00%, 02/15/27 (c)	492,011
460,000	5.25%, 02/15/27 (c)	501,391
230,000	5.50%, 02/15/27 (c)	255,769
1,000,000	5.50%, 02/15/27 (c)	1,109,530
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,021,400
7,650,000	County of Gallia, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	8,810,352
	County of Hamilton, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	409,709
280,000	5.00%, 01/01/26 (c)	296,946
300,000	5.00%, 01/01/26 (c)	328,869
250,000	5.00%, 01/01/26 (c)	268,993
	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,041,520
2,000,000	5.00%, 02/15/23 (c)	2,114,640
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	765,187
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
2,000,000	5.00%, 02/15/23 (c)	2,088,280
3,000,000	5.00%, 02/15/23 (c)	3,126,360
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	2,315,559
2,250,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,018,417
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	680,093
1,535,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	691,441
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 08/31/17 (c)	1,103,487
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 08/31/17 (c)	2,053,259
2,125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	960,946
3,065,000	Ohio State Water Development Authority, Series A (RB) 3.00%, 05/15/19	1,371,434
500,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	225,285
2,200,000	Ohio Water Development Authority, Pollution Control, Series B (RB) 4.00%, 07/01/21 (p)	990,660
15,000	Ohio Water Development Authority, Pollution Control, Series C (RB) 4.00%, 06/03/19 (p)	6,764
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	813,738
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	260,408
245,000	5.00%, 12/01/24 (c)	257,554
70,000	5.50%, 12/01/24 (c)	75,868
3,400,000	5.75%, 12/01/22 (c)	3,753,056
2,850,000	6.00%, 12/01/22 (c)	3,159,367
	State of Ohio, Portsmouth Bypass Project (RB)
920,000	5.00%, 06/30/25 (c)	1,003,297
1,735,000	5.00%, 06/30/25 (c)	1,884,644
		163,665,425
Oklahoma: 1.0%
210,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	217,377
1,824,098	Kingfisher Hospital Authority (RB) 6.50%, 08/31/17 (c)	1,830,154
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	153,089
1,030,000	5.00%, 09/01/26 (c)	1,182,914
225,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB) 5.13%, 04/01/22 (c)	225,308
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
1,000,000	5.00%, 12/01/17 (c)	902,990
1,000,000	5.13%, 12/01/17 (c)	806,520
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	275,358
1,930,000	5.75%, 01/01/22 (c)	2,011,349
1,000,000	6.00%, 01/01/22 (c)	1,046,340
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	539,150
1,055,000	5.00%, 08/01/27 (c)	1,138,503
2,000,000	5.25%, 08/01/27 (c)	2,183,620
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26	360,392
500,000	6.63%, 11/01/26 (c)	484,370
2,305,000	6.88%, 11/01/26 (c)	2,238,339
1,650,000	7.00%, 11/01/26 (c)	1,626,553
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	244,308
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/01/18 (c)	1,479,465
2,125,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c) (p)	2,299,144
		21,245,243
Oregon: 0.1%
230,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	237,627
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,051,490
500,000	5.00%, 11/15/24 (c)	521,855
300,000	5.00%, 11/15/24 (c)	318,750
		2,129,722
Pennsylvania: 4.4%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB)
	5.13%, 08/31/17 (c)	1,504,484
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	435,762
730,000	6.75%, 11/01/19 (c)	756,871
1,100,000	6.75%, 12/01/21 (c)	1,138,522
600,000	6.88%, 11/01/19 (c)	610,674
	Allentown Neighborhood Improvement Zone Development Authority (RB)
1,000,000	5.00%, 05/01/27 (c)	1,040,630
250,000	5.00%, 05/01/27 (c)	265,228
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,013,795
150,000	5.00%, 05/01/22 (c)	159,210
3,980,000	5.00%, 05/01/22 (c)	4,139,717
	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB)
500,000	3.50%, 06/01/20 (p)	225,275
510,000	4.00%, 07/01/21 (p)	230,291
5,485,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	2,471,267
500,000	Chester County Health and Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	504,325
490,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	504,112
650,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	761,384
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
500,000	6.00%, 06/01/26 (c)	524,020
500,000	6.00%, 06/01/26 (c)	525,820
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	413,156
500,000	Cumberland County, Pennsylvania Municipal Authority (RB) 4.00%, 01/01/25 (c)	506,715
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
2,000,000	5.00%, 10/15/27 (c)	1,995,480
500,000	5.00%, 10/15/27	524,105
2,000,000	5.13%, 10/15/27 (c)	1,968,500
1,575,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	1,536,318
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
2,430,000	5.13%, 06/01/26 (c)	2,388,423
625,000	5.25%, 08/15/20 (c)	581,412
800,000	6.13%, 08/15/20 (c)	738,456
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	109,669
100,000	5.00%, 01/01/22	111,708
960,000	5.00%, 01/01/23 (c)	1,065,341
1,230,000	5.00%, 01/01/23 (c)	1,371,511
200,000	Fulton County Industrial Development Authority (RB) 5.00%, 07/01/26 (c)	205,344
6,000,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	6,023,760
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,075,160
1,250,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,252,612
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	262,085
1,420,000	2.70%, 04/01/20 (p)	1,427,611
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	152,126
850,000	5.25%, 01/01/25 (c)	855,142
940,000	5.38%, 01/01/25 (c)	947,088
	Moon Industrial Development Authority, Baptist Homes Society (RB)
140,000	5.00%, 07/01/20	144,584
250,000	5.63%, 07/01/25 (c)	264,613
650,000	6.00%, 07/01/25 (c)	689,396
55,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 08/31/17 (c)	55,439
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
440,000	4.13%, 06/30/26 (c)	460,192
75,000	5.00%, 06/30/19	79,949
90,000	5.00%, 12/31/19	97,386
170,000	5.00%, 12/31/20	188,394
45,000	5.00%, 12/31/22	51,815
125,000	5.00%, 12/31/23	145,495
550,000	5.00%, 12/31/24	646,547
595,000	5.00%, 12/31/25	706,699
935,000	5.00%, 06/30/26 (c)	1,107,498
4,880,000	5.00%, 06/30/26 (c)	5,428,024
120,000	5.00%, 06/30/26 (c)	138,332
500,000	5.00%, 06/30/26 (c)	553,730
2,955,000	5.00%, 06/30/26 (c)	3,306,024
410,000	5.00%, 06/30/26 (c)	467,142
370,000	5.00%, 06/30/26	439,874
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	3,013,130
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 08/31/17 (c)	1,803,510
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,008,180
5,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	5,040,900
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
110,000	4.00%, 11/01/22 (c)	101,229
100,000	5.00%, 11/01/22 (c)	103,107
2,130,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	2,416,080
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	375,382
1,000,000	7.25%, 06/15/24 (c)	1,135,550
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	518,150
500,000	6.50%, 06/01/25 (c)	520,445
500,000	6.63%, 06/01/25 (c)	522,730
	Philadelphia Gas Works, Fourteenth Series (RB)
1,000,000	4.00%, 10/01/26 (c)	1,033,310
1,020,000	5.00%, 10/01/26 (c)	1,161,270
750,000	5.00%, 10/01/26	901,290
500,000	5.00%, 10/01/26 (c)	588,765
1,000,000	5.00%, 10/01/26 (c)	1,148,760
1,000,000	Philadelphia Gas Works, Thirteenth Series (RB) 5.00%, 08/01/25 (c)	1,168,300
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 08/31/17 (c)	880,748
2,100,000	5.50%, 08/31/17 (c)	2,102,982
1,455,000	5.63%, 07/01/22 (c)	1,578,311
1,985,000	5.63%, 07/01/22 (c)	2,143,066
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	750,472
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	255,170
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	690,911
1,500,000	5.00%, 01/01/23	1,663,005
		90,918,995
Puerto Rico: 0.7%
1,420,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 08/31/17 (c)	1,401,781
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
170,000	4.25%, 07/01/22 (c)	136,850
1,740,000	5.00%, 07/01/22 (c)	1,385,475
465,000	5.13%, 07/01/22 (c)	370,838
1,000,000	5.25%, 07/01/22 (c)	810,000
2,755,000	5.25%, 07/01/22 (c)	2,173,006
30,000	5.25%, 07/01/22 (c)	24,675
720,000	5.75%, 07/01/22 (c)	588,600
1,580,000	6.00%, 07/01/18 (c)	1,325,225
380,000	6.00%, 07/01/18 (c)	320,150
1,780,000	6.00%, 07/01/22 (c)	1,484,075
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 08/31/17 (c) ^	1,532,180
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
315,000	4.13%, 08/31/17 (c) #	182,149
395,000	4.25%, 08/31/17 (c) #	223,965
220,000	4.75%, 08/31/17 (c) #	126,720
40,000	5.00%, 08/31/17 (c)	40,014
155,000	5.00%, 08/31/17 (c) #	87,885
620,000	5.00%, 08/31/17 (c) #	352,935
350,000	5.00%, 08/31/17 (c) #	202,388
275,000	5.00%, 08/31/17 (c) #	157,781
350,000	5.00%, 08/31/17 (c) #	200,025
50,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 21.06%, 07/01/20 (d) ^	11,750
500,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, Ana G. Mendez University System Project (RB)
	5.00%, 08/31/17 (c) #	437,481
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c) #	311,261
500,000	5.00%, 10/01/22 (c) #	311,261
		14,198,470
Rhode Island: 0.5%
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	693,574
250,000	5.00%, 05/15/23	286,788
400,000	5.00%, 05/15/26 (c)	432,436
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	435,012
115,000	5.00%, 06/01/23	129,633
1,000,000	5.00%, 06/01/25 (c)	1,058,320
32,100,000	6.60%, 08/16/17 (c) ^	3,470,973
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	1,971,760
2,000,000	5.00%, 06/01/25 (c)	2,036,160
		10,514,656
South Carolina: 0.3%
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
75,000	5.00%, 08/01/23 (c)	81,332
170,000	5.25%, 08/01/23 (c)	186,636
3,100,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
	5.63%, 08/31/17 (c)	3,100,837
1,130,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 08/31/17 (c)	1,130,000
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	641,346
155,000	5.75%, 08/01/19 (c)	163,316
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	303,408
1,000,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 5.25%, 11/15/24 (c)	1,047,700
		6,654,575
South Dakota: 0.1%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	757,132
500,000	5.00%, 11/01/26 (c)	502,905
		1,260,037
Tennessee: 1.3%
	Blount County Health and Educational Facilities Board (RB)
1,000,000	5.00%, 01/01/25 (c)	1,043,440
625,000	5.00%, 01/01/25 (c)	660,031
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,966,880
7,000,000	5.13%, 12/01/26 (c)	6,829,760
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	544,145
525,000	5.00%, 10/01/24 (c)	568,942
975,000	5.00%, 10/01/24 (c)	1,068,824
	Clarksville Natural Gas Acquisition Corp. (RB)
1,495,000	5.00%, 12/15/19	1,610,743
700,000	5.00%, 12/15/20	770,427
110,000	County of Claiborne (GO) 4.13%, 04/01/20 (c)	114,054
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	108,756
180,000	5.63%, 07/01/20 (c)	193,333
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	207,960
4,440,000	5.00%, 04/01/27 (c)	4,947,048
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,183,844
2,000,000	5.50%, 09/01/23 (c)	2,065,520
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,077,900
450,000	5.38%, 12/01/22 (c)	469,089
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	82,916
		26,513,612
Texas: 6.7%
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
3,345,000	5.00%, 12/01/25 (c)	3,464,517
700,000	5.00%, 12/01/25 (c)	728,980
700,000	5.25%, 12/01/25 (c)	759,353
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 08/31/17 (c)	51,120
	Central Texas Regional Mobility Authority, Senior Lien (RB)
400,000	5.00%, 01/01/26 (c)	453,980
200,000	5.00%, 01/01/26 (c)	225,572
285,000	5.00%, 01/01/26 (c)	325,496
970,000	5.00%, 01/01/26 (c)	1,127,334
545,000	6.00%, 01/01/21 (c)	633,759
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,405,000	5.00%, 01/01/23 (c)	1,550,994
1,410,000	5.00%, 01/01/23 (c)	1,569,964
560,000	5.00%, 07/01/25 (c)	629,944
805,000	5.00%, 07/01/25 (c)	910,350
100,000	5.00%, 07/01/25 (c)	115,589
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	397,598
400,000	5.00%, 01/01/23 (c)	444,104
810,000	6.25%, 01/01/21 (c)	948,680
10,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	11,937
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,268,612
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	210,698
7,000,000	4.75%, 07/01/24	7,602,980
650,000	5.00%, 07/01/24 (c)	699,861
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,116,860
600,000	5.00%, 07/15/25 (c)	648,990
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,069,190
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,234,670
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	777,494
500,000	5.50%, 08/15/25 (c)	535,705
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	885,640
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	531,175
265,000	District of Brazoria County, Texas, Series B-2 (RB) 4.95%, 08/31/17 (c)	270,899
310,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	354,225
	Gregg County Health Facilities Development Corp., Good Shepherd Health System, Series C (RB)
3,180,000	5.00%, 07/01/22 (c)	3,334,866
1,210,000	5.00%, 07/01/22 (c)	1,288,396
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,789,082
295,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	321,936
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,032,590
595,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	629,653
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	686,785
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
280,000	5.00%, 11/01/18	293,135
460,000	5.00%, 11/01/22 (c)	518,346
280,000	5.00%, 11/01/22	320,866
600,000	5.25%, 11/01/20 (c)	663,138
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	1,047,430
115,000	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/24	130,872
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	236,146
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,579,965
500,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB) 5.00%, 08/15/21 (c)	495,450
1,000,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Seres A (RB) 5.13%, 08/15/21 (c)	1,005,220
1,375,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	1,371,892
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,506,968
100,000	5.00%, 11/15/24 (c)	106,091
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
500,000	5.00%, 07/01/25 (c)	533,255
100,000	5.00%, 07/01/25 (c)	108,059
	North East Texas Regional Mobility Authority (RB)
660,000	5.00%, 01/01/26 (c)	724,515
460,000	5.00%, 01/01/26 (c)	507,067
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	404,048
400,000	5.00%, 08/15/26 (c)	411,568
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	630,000
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,192,669
600,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 08/31/17 (c)	602,028
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 08/31/17 (c)	85,026
230,000	5.00%, 08/31/17 (c)	230,037
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	3,168,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,024,210
125,000	5.00%, 05/15/24 (c)	129,119
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	103,870
1,150,000	5.50%, 11/15/25 (c)	1,202,796
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 08/31/17 (c)	1,501,695
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living, Ventana Project, Series A (RB)
500,000	6.63%, 05/15/27 (c)	539,710
700,000	6.75%, 05/15/27 (c)	751,198
1,000,000	6.75%, 05/15/27 (c)	1,077,020
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
595,000	6.38%, 02/15/27 (c)	621,097
500,000	6.38%, 02/15/27 (c)	520,445
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	3,010,968
200,000	8.25%, 11/15/19 (c)	211,976
150,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 8.25%, 11/15/19 (c)	159,314
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,221,403
1,680,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	1,946,347
2,070,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	2,308,505
1,155,000	Texas Municipal Gas Acquisition & Supply Corp. I (RB) 5.25%, 12/15/26	1,344,258
175,000	Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/22 (c)	192,133
650,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/19	706,498
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
1,095,000	5.25%, 12/15/18	1,144,691
310,000	5.25%, 12/15/21	350,533
170,000	5.25%, 12/15/22	194,808
1,180,000	5.25%, 12/15/23	1,361,602
270,000	5.25%, 12/15/24	314,140
220,000	5.25%, 12/15/25	255,849
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,264
1,940,000	5.00%, 12/15/21	2,220,621
1,665,000	5.00%, 12/15/22 (c)	1,848,050
1,000,000	5.00%, 12/15/22 (c)	1,122,130
760,000	5.00%, 12/15/22 (c)	837,178
1,565,000	5.00%, 12/15/22 (c)	1,729,654
1,895,000	5.00%, 12/15/22 (c)	2,179,762
2,260,000	5.00%, 12/15/22	2,642,211
1,570,000	5.00%, 12/15/22 (c)	1,772,671
1,810,000	5.00%, 12/15/22 (c)	2,063,201
385,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	467,197
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	171,450
1,785,000	7.00%, 06/30/20 (c)	2,029,920
95,000	7.50%, 06/30/20 (c)	110,128
685,000	7.50%, 06/30/20 (c)	795,134
230,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 7.50%, 12/31/19 (c)	261,027
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB)
460,000	5.00%, 12/31/25 (c)	503,916
230,000	5.00%, 12/31/25 (c)	253,357
575,000	7.00%, 09/01/23 (c)	668,242
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,946,533
1,500,000	5.00%, 08/15/24 (c)	1,668,825
600,000	5.00%, 08/15/24 (c)	677,196
850,000	5.00%, 08/15/24 (c)	954,201
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,007,850
1,000,000	6.25%, 09/01/25 (c)	1,010,030
1,000,000	6.38%, 09/01/25 (c)	1,011,560
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
320,000	6.00%, 01/01/21 (c)	341,130
1,005,000	7.00%, 01/01/21 (c)	1,093,179
1,265,000	7.13%, 01/01/21 (c)	1,368,856
	Tyler Health Facilities Development Corp. (RB)
1,320,000	5.25%, 11/01/17 (c)	1,234,081
675,000	5.25%, 11/01/17 (c)	644,557
3,945,000	5.38%, 11/01/17 (c)	3,702,619
	Tyler Health Facilities Development Corp., Series A (RB)
4,095,000	5.25%, 11/01/17 (c)	4,097,621
225,000	5.25%, 11/01/17 (c)	225,315
3,000,000	Woodloch Health Facilities Development Corp., Series A-1 (RB)
	6.75%, 06/01/20 (c)	3,047,280
		139,417,500
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,166,858
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	926,808
		2,093,666
Virgin Islands: 1.1%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	3,132,281
450,000	5.00%, 10/01/20	392,063
3,280,000	5.00%, 10/01/20 (c)	2,665,000
1,740,000	6.75%, 10/01/19 (c)	1,374,600
1,125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	907,031
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	1,011,562
1,000,000	5.00%, 10/01/19	895,910
330,000	5.00%, 10/01/20 (c)	261,525
2,990,000	5.25%, 10/01/20 (c)	2,335,937
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	182,500
250,000	5.00%, 10/01/19 (c)	206,875
1,000,000	5.00%, 10/01/24 (c)	767,500
4,250,000	5.00%, 10/01/24 (c)	3,166,250
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	88,825
885,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	696,937
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 08/31/17 (c)	31,875
330,000	5.00%, 08/31/17 (c)	215,325
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 08/31/17 (c)	2,115,000
1,070,000	5.00%, 08/31/17 (c)	666,075
1,125,000	5.00%, 08/31/17 (c)	705,937
		21,819,008
Virginia: 1.8%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	638,310
1,000,000	5.00%, 01/01/23 (c)	1,014,620
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	493,590
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	252,423
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	202,746
500,000	5.40%, 03/01/25 (c)	506,800
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 07/01/26 (c)	1,108,300
1,000,000	5.00%, 07/01/26 (c)	1,115,570
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	666,991
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	402,857
1,000,000	County of Botetourt, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,075,910
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	632,749
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	441,902
2,000,000	5.00%, 12/01/23 (c)	2,048,880
1,000,000	5.00%, 12/01/23 (c)	1,027,210
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,590,853
1,000,000	6.88%, 03/01/21 (c)	1,099,460
1,250,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	1,273,212
	Hanover County, Virginia Economic Development Authority, Series A (RB)
420,000	4.00%, 07/01/22	435,343
1,500,000	5.00%, 07/01/22 (c)	1,519,470
1,500,000	5.00%, 07/01/22 (c)	1,522,755
4,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	5,035,000
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	727,084
	Stafford County Economic Development Authority (RB)
480,000	4.00%, 06/15/26 (c)	488,602
300,000	5.00%, 06/15/26 (c)	333,312
1,470,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 08/16/17 (c)	1,399,940
935,000	Tobacco Settlement Financing Corp., Series C (RB) 11.49%, 08/16/17 (c) ^	81,962
2,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	2,082,080
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	333,543
1,000,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 08/31/17 (c)	933,750
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
735,000	5.50%, 07/01/22 (c)	820,253
1,550,000	6.00%, 07/01/22 (c)	1,746,493
1,440,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	1,550,246
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.87%, 06/01/20 (p)	302,850
1,375,000	2.15%, 09/01/20 (p)	1,400,534
		36,305,600
Washington: 0.7%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,027,550
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	990,870
500,000	5.75%, 12/01/25 (c)	509,555
500,000	6.00%, 12/01/25 (c)	511,785
250,000	6.25%, 12/01/25 (c)	255,338
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,163,494
	Washington Health Care Facilities Authority, Central Washington Health Services (RB)
300,000	5.00%, 07/01/25 (c)	324,177
100,000	7.00%, 07/01/19 (c)	111,045
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,013,600
1,000,000	5.00%, 07/01/24 (c)	1,017,220
150,000	5.00%, 07/01/24 (c)	154,340
1,000,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.75%, 07/01/25 (c)	980,610
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
250,000	5.50%, 01/01/18 (c)	250,490
800,000	6.50%, 07/01/25 (c)	797,176
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,203,246
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,572,225
500,000	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB) 5.00%, 07/01/26 (c)	484,895
		14,367,616
West Virginia: 0.7%
325,000	County of Brooke Commission, Series A (RB) 6.75%, 04/01/21 (c)	342,453
2,855,000	County of Pleasants West Virginia, Series F (RB) 5.25%, 10/15/17 (c)	2,805,923
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,165,000
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	1,824,300
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,047,800
1,500,000	6.50%, 10/01/18 (c)	1,543,575
2,005,000	6.75%, 10/01/18 (c)	2,054,624
		13,783,675
Wisconsin: 0.7%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	546,635
500,000	7.00%, 12/01/27 (c)	548,930
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	250,423
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	474,814
500,000	5.13%, 02/01/26 (c)	467,725
1,500,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	1,474,485
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	540,575
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
250,000	5.00%, 06/15/26 (c)	231,323
1,000,000	5.00%, 06/15/26 (c)	962,120
500,000	Public Finance Authority, Phoenix Academy Project (RB) 5.88%, 06/15/24 (c)	491,325
970,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,040,432
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,517,259
100,000	Public Finance Authority, Triad Educational Services, Inc., Seres A (RB) 5.50%, 06/15/25 (c)	101,010
2,150,000	Wisconsin Health & Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	2,225,916
3,950,000	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,078,691
		14,951,663
Total Municipal Bonds (Cost: $2,020,635,721)		2,046,801,918

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,517,104)
1,517,104	Dreyfus Government Cash Management Fund - Institutional Shares	1,517,104
Total Investments: 99.0% (Cost: $2,022,152,825)		2,048,319,022
Other assets less liabilities: 1.0%		21,011,594
NET ASSETS: 100.0%		$2,069,330,616

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bond
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,593,851 which represents 0.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,204,063 which represents 0.2% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	8.3%	$169,464,395
Health Care	22.7	464,000,794
Housing	1.0	20,889,648
Industrial Revenue	16.7	342,807,061
Leasing	1.8	36,869,644
Local	6.0	122,559,645
Power	1.5	29,660,095
Solid Waste/Resource Recovery	0.0	689,957
Special Tax	8.5	174,737,923
State	3.2	66,365,953
Tobacco	20.6	422,842,681
Transportation	7.1	145,100,423
Water & Sewer	2.5	50,813,699
Money Market Fund	0.1	1,517,104
	100.0%	$2,048,319,022

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$2,046,801,918	$—	$2,046,801,918
Money Market Fund	1,517,104	—	—	1,517,104
Total	$1,517,104	$2,046,801,918	$—	$2,048,319,022

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 96.3%
Arizona: 3.9%
$500,000	Pinal County Electric District No 3 (RB) 5.25%, 07/01/21 (c)	$578,590
California: 19.9%
300,000	California Educational Facilities Authority, Series A (RB) 5.00%, 10/01/18 (c)	314,280
215,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	231,705
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	211,960
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	149,537
200,000	City of Los Angeles CA Wastewater System Revenue, Series A (RB) 6.00%, 06/01/21	236,466
175,000	Clovis California Unified School District, Series A (GO) 3.60%, 08/01/19 ^	171,383
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	220,306
200,000	East Bay Municipal Utility District Wastewater System Revenue, Series A (RB) 5.00%, 06/01/20 (c)	222,366
230,000	Foothill Eastern Transportation Corridor Agency, Senior Lien, Series A (RB) 3.11%, 01/01/20 ^	223,836
500,000	Foothill-Eastern Transportation Corridor Agency, Series A (RB) 2.35%, 01/01/29 ^	380,835
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	394,719
175,000	University of California, Series O (RB) 5.75%, 05/15/19 (c)	189,913
		2,947,306
Colorado: 2.7%
100,000	Park Creek Metropolitan District (GO) 6.25%, 12/01/19 (c)	111,999
250,000	University of Colorado, Series A (RB) 5.00%, 06/01/21 (c)	286,242
		398,241
Florida: 5.8%
150,000	Brevard County Health Facilities Authority, Series B (RB) 7.00%, 04/01/19 (c)	164,760
100,000	City of Orlando FL, Series A (RB) 5.00%, 05/01/24 (c)	122,010
285,000	Florida Municipal Power Agency, Series A (RB) 5.25%, 10/01/19 (c)	310,764
105,000	Hillsborough County, Industrial Development Authority Revenue, Series A (RB) 5.63%, 08/15/18 (c)	110,024
140,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	149,020
		856,578
Georgia: 7.8%
	City of Atlanta GA Water & Wastewater Revenue, Series A (RB)
190,000	6.00%, 11/01/19 (c)	210,984
650,000	6.25%, 11/01/19 (c)	725,387
100,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	105,750
100,000	Thomasville Hospital Authority (RB) 5.25%, 11/01/20 (c)	113,166
		1,155,287
Kentucky: 0.8%
100,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 6.00%, 06/01/20 (c)	113,364
Louisiana: 1.2%
150,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series B (RB) 6.00%, 10/01/20 (c)	172,467
Maryland: 5.9%
	County of Montgomery, Public Improvement, Series A (GO)
220,000	5.00%, 07/01/19 (c)	236,876
110,000	5.00%, 07/01/19 (c)	118,438
	State of Maryland, Second Series B (GO)
260,000	5.00%, 08/01/19 (c)	280,756
220,000	5.00%, 08/15/19 (c)	237,899
		873,969
Massachusetts: 2.0%
200,000	Massachusetts Health & Educational Facilities Authority, Series A (RB) 5.00%, 12/15/19 (c)	218,810
80,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	84,894
		303,704
Michigan: 0.4%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	59,135
Minnesota: 1.1%
150,000	State of Minnesota, Series A (GO) 5.00%, 12/01/19 (c)	163,696
New Hampshire: 0.9%
120,000	New Hampshire Business Finance Authority, Series A (RB) 6.13%, 10/01/19 (c)	132,950
New Jersey: 3.2%
190,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 01/01/20 (c)	207,915
250,000	State of New Jersey, Series A (CP) 5.25%, 06/15/19 (c)	269,452
		477,367
New Mexico: 1.2%
170,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	178,670
New York: 8.2%
95,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	102,213
300,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	337,620
145,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	156,412
	Triborough Bridge & Tunnel Authority, Series B (RB)
200,000	5.20%, 01/01/22 (c)	234,928
325,000	5.50%, 01/01/22 (c)	378,183
		1,209,356
North Carolina: 2.6%
205,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 5.00%, 01/01/19 (c)	216,638
165,000	North Carolina Municipal Power Agency No 1, Series A (RB) 5.00%, 01/01/19 (c)	174,367
		391,005
Ohio: 7.0%
320,000	City of Columbus, Series A (GO) 5.00%, 08/15/23 (c)	387,043
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	230,698
130,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Series A (RB) 5.00%, 12/01/19 (c)	142,028
250,000	State of Ohio, Series A (GO) 4.00%, 05/01/21 (c)	276,425
		1,036,194
Oregon: 3.8%
190,000	Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	202,618
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	138,633
210,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	224,923
		566,174
Pennsylvania: 1.7%
100,000	Commonwealth of Pennsylvania (GO) 5.00%, 04/15/19 (c)	106,795
135,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	146,075
		252,870
Puerto Rico: 1.1%
145,000	Puerto Rico Highways & Transportation Authority, Series AA (RB) (NATL) 5.50%, 07/01/19	157,147
Rhode Island: 1.2%
150,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	175,467
Texas: 7.5%
150,000	City of Houston TX Combined Utility System Revenue (RB) 5.38%, 05/15/19 (c)	161,512
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	469,128
120,000	Harris County Cultural Education Facilities Finance Corp., Series D (RB) 5.13%, 11/15/18 (c)	126,406
	Keller Independent School District/TX (GO)
180,000	5.25%, 02/15/19 (c)	191,612
150,000	5.50%, 02/15/19 (c)	160,245
		1,108,903
Virginia: 3.1%
415,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	458,604
Washington: 0.7%
100,000	City of Seattle WA Municipal Light & Power Revenue (RB) 5.50%, 04/01/19 (c)	107,549
Wisconsin: 2.6%
100,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/22 (c)	117,220
245,000	Wisconsin Health & Educational Facilities Authority, Series C (RB) 5.13%, 04/01/19 (c)	261,773
		378,993
Total Municipal Bonds (Cost: $14,094,555)		14,253,586

Number of Shares
MONEY MARKET FUND: 2.5% (Cost: $372,917)
372,917	Dreyfus Government Cash Management Fund - Institutional Shares	$372,917
Total Investments: 98.8% (Cost: $14,467,472)		14,626,503
Other assets less liabilities: 1.2%		182,178
NET ASSETS: 100.0%		$14,808,681

AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector	% of Investments	Value
Education	12.7%	$1,850,044
Health Care	11.4	1,670,636
Leasing	8.0	1,174,688
Local	9.4	1,377,596
Power	10.6	1,549,420
Special Tax	4.7	683,567
State	11.6	1,695,713
Transportation	14.8	2,160,669
Water & Sewer	14.3	2,091,253
Money Market Fund	2.5	372,917
	100.0%	$14,626,503

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$14,253,586	$—	$14,253,586
Money Market Fund	372,917	—	—	372,917
Total	$372,917	$14,253,586	$—	$14,626,503

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the year ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.3%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 08/31/17 (c)	$150,204
150,000	6.45%, 08/31/17 (c)	150,204
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	62,302
		362,710
Arizona: 2.5%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	189,341
125,000	5.00%, 02/01/21	138,626
830,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 08/31/17 (c)	830,971
200,000	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB) 5.00%, 07/01/26	218,466
125,000	Citi of Phoenix Civic Improvement Corp. Junior, Lien Airport, Series A (RB) 5.00%, 07/01/20 (c)	139,156
95,000	Industrial Development Authority of County of Pima, Education Facility Revenue Bonds (RB) 4.38%, 07/01/26	92,245
	Industrial Development Authority of the City of Phoenix, Series A (RB)
375,000	3.00%, 07/01/20	376,241
500,000	4.00%, 07/01/25	514,690
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	267,007
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	73,888
50,000	5.25%, 12/01/23	58,606
65,000	5.25%, 12/01/24	77,234
10,000	5.25%, 12/01/28	12,040
		2,988,511
Arkansas: 0.3%
340,000	County of Pulaski, Children’s Hospital Project (RB) 5.50%, 03/01/19 (c)	363,834
California: 10.6%
40,000	Alameda Corridor Transportation Authority (RB) (AMBAC) 1.88%, 10/01/18 ^	38,997
375,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Toll Bridge, Series S-4 (RB) 5.00%, 04/01/23 (c)	436,669
210,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 08/31/17 (c)	210,475
320,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	345,277
250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	259,955
	California Municipal Finance Authority, Community Medical Center, Series A (RB)
50,000	5.00%, 02/01/27 (c)	59,483
50,000	5.00%, 02/01/27	60,039
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	517,830
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	159,123
330,000	California Public Finance Authority, NCCD - Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	378,289
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
200,000	5.00%, 09/01/20	224,056
300,000	5.00%, 09/01/21	346,008
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	174,336
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	404,215
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,198
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	424,459
225,000	East Side Union High School District, Series B (GO) 5.25%, 02/01/26	279,623
160,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	169,640
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	686,316
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
500,000	5.00%, 06/01/23	577,945
500,000	5.00%, 06/01/25	591,080
125,000	5.00%, 06/01/26	148,741
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	215,744
500,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	600,495
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	294,030
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	53,847
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	105,088
325,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	365,173
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	874,200
	Palomar Health (RB)
250,000	5.00%, 11/01/25	288,045
90,000	5.00%, 11/01/26 (c)	103,571
	Port of Oakland, Series O (RB)
500,000	5.00%, 05/01/19	533,590
230,000	5.00%, 05/01/20	253,455
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	589,495
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	131,922
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	100,268
195,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	219,909
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	115,219
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/31/17 (c)	100,299
20,000	5.00%, 08/31/17 (c)	20,060
350,000	Sweetwater Union High School District, Series A (GO) (AGM) 5.63%, 08/01/18 (c)	366,656
90,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	95,983
645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	646,445
		12,592,248
Colorado: 1.6%
500,000	Colorado Educational & Cultural Facilities Authority (RB) 3.75%, 07/01/26	492,535
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	5,300
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 08/31/17 (c)	250,142
85,000	Colorado Health Facilities Authority, Hospital Revenue Bonds (RB) 5.00%, 05/15/26 (c)	100,997
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	183,480
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	138,170
500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	515,145
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	181,091
		1,866,860
Connecticut: 2.5%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	336,126
100,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	107,678
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	258,292
250,000	5.50%, 02/01/23	260,567
200,000	State of Connecticut, Series B (GO) 5.00%, 04/15/22 (c)	226,014
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	278,140
100,000	5.00%, 11/01/21 (c)	112,537
	University of Connecticut, Series A (RB)
380,000	5.00%, 03/15/25	451,007
815,000	5.00%, 02/15/21 (c)	908,032
		2,938,393
District of Columbia: 0.2%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	249,088
Florida: 2.8%
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	553,105
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	201,042
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	522,445
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	251,620
250,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) (AMBAC) 5.00%, 08/01/18	259,667
200,000	Miami-Dade County, School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	216,962
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	292,317
250,000	5.00%, 10/01/24	295,592
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	263,935
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	304,107
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	105,676
		3,266,468
Georgia: 1.9%
250,000	Atlanta GA Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	252,532
320,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	334,451
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	173,530
325,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	327,701
135,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/25	159,362
130,000	Main Street Natural Gas, Inc. Gas Project, Series A-1 (RB) 5.50%, 09/15/23	151,990
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	274,445
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	604,570
		2,278,581
Guam: 1.2%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	811,590
250,000	Government of Guam, Business Privilege Tax Refunding Bonds, Series D (RB) 5.00%, 11/15/25 (c)	280,187
270,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	283,049
		1,374,826
Hawaii: 0.1%
130,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 08/31/17 (c)	130,393
Idaho: 0.3%
300,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 08/21/17 (c)	300,396
Illinois: 12.5%
	Chicago Board of Education (GO)
75,000	5.00%, 12/01/18	74,153
15,000	5.00%, 12/01/18	15,791
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	285,928
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 08/31/17 (c)	65,046
60,000	5.00%, 12/01/18	61,319
	Chicago Board of Education, Series C (GO)
30,000	4.25%, 12/01/18	31,287
80,000	4.25%, 12/01/18	78,342
500,000	5.00%, 12/01/18 (c)	482,745
250,000	5.25%, 12/01/18 (c)	236,325
	Chicago Board of Education, Series F (GO)
500,000	5.00%, 12/01/19	488,610
345,000	5.00%, 12/01/20	333,094
625,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	632,956
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	99,038
	City of Chicago, Series A (GO)
500,000	5.00%, 01/01/20	514,960
500,000	5.00%, 01/01/20 (c)	510,675
200,000	5.00%, 01/01/20 (c)	203,672
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	154,488
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	689,845
200,000	5.00%, 01/01/25	210,222
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	560,690
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 08/31/17 (c)	60,163
100,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	112,500
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	528,355
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	55,428
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,129,990
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	251,787
100,000	Illinois General Obligation Bonds, Series A (GO) 5.00%, 06/01/21	107,327
	Illinois Railsplitter Tobacco Settlement Authority (RB)
380,000	5.00%, 06/01/19	404,666
70,000	5.13%, 06/01/19	74,701
160,000	5.25%, 06/01/20	176,688
25,000	5.25%, 06/01/21	28,414
70,000	5.38%, 06/01/21	79,884
135,000	5.50%, 06/01/21 (c)	153,984
50,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	51,695
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	42,884
35,000	5.00%, 12/15/22	37,885
	State of Illinois (GO)
275,000	4.00%, 03/01/22 (c)	274,992
80,000	4.00%, 08/01/22 (c)	80,903
300,000	4.13%, 03/01/22 (c)	298,845
500,000	5.00%, 06/01/19	522,545
500,000	5.00%, 01/01/20 (c)	523,080
325,000	5.00%, 01/01/20	343,031
50,000	5.00%, 07/01/21	53,721
600,000	5.00%, 05/01/22	651,564
700,000	5.00%, 08/01/22	762,118
150,000	5.00%, 02/01/24 (c)	164,063
100,000	5.00%, 02/01/24	110,172
200,000	5.00%, 01/01/26	220,616
100,000	5.00%, 06/01/26	110,264
270,000	5.50%, 07/01/23 (c)	301,501
60,000	5.50%, 07/01/23 (c)	65,885
	State of Illinois, Series A (GO)
220,000	4.00%, 09/01/18 (c)	217,298
305,000	4.00%, 01/01/21	315,715
170,000	4.00%, 01/01/22 (c)	174,352
100,000	4.00%, 01/01/22 (c)	100,399
105,000	4.00%, 01/01/22	108,866
100,000	4.00%, 01/01/22 (c)	97,314
210,000	4.75%, 09/01/18 (c)	211,617
100,000	Will County Community High School District No. 210, Series B (GO) 5.75%, 01/01/28 ^	55,198
		14,789,596
Indiana: 0.7%
	Indiana Finance Authority, I-69 Section 5 Project (RB)
250,000	5.25%, 09/01/24 (c)	276,715
215,000	6.00%, 12/01/19	225,479
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	351,773
		853,967
Iowa: 4.7%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
3,565,000	5.00%, 12/01/19	3,675,301
500,000	5.25%, 12/01/23 (c)	534,320
750,000	5.50%, 12/01/18 (c)	767,392
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
495,000	2.50%, 10/01/20	486,258
130,000	4.00%, 10/01/25	130,354
		5,593,625
Kansas: 0.2%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	130,753
90,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 08/31/17 (c)	90,145
		220,898
Kentucky: 0.3%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,129
100,000	Kentucky Economic Development Finance Authority, Series A (RB) 5.00%, 05/15/26	106,652
200,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/20	221,290
		339,071
Louisiana: 2.3%
	City of New Orleans, Louisiana Sewerage Service (RB)
625,000	5.00%, 06/01/19	667,094
320,000	5.00%, 06/01/20	350,701
20,000	5.00%, 06/01/22	22,847
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	622,452
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * §	3,297
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	5,213
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	755,667
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	249,757
80,000	5.00%, 05/15/21	88,639
		2,765,667
Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	93,046
155,000	5.00%, 07/01/20	162,252
		255,298
Maryland: 2.9%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	258,170
	City of Baltimore, Maryland Convention Center Hotel (RB)
500,000	5.00%, 09/01/24	583,085
250,000	5.00%, 09/01/27	296,550
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	206,220
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	707,885
250,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	251,970
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	907,494
190,000	5.00%, 07/01/24	223,666
		3,435,040
Massachusetts: 0.9%
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	153,355
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	116,470
500,000	Massachusetts State Development Finance Agency, Linden Ponds, Inc., Series A (RB) 4.68%, 11/15/21	508,660
250,000	Massachustes Health and Educational Facilities Authority Refunding Caregroup, Series E-1 (RB) 5.38%, 07/01/18 (c)	260,127
		1,038,612
Michigan: 1.7%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	55,864
700,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 08/31/17 (c)	686,000
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	508,765
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 08/16/17 (c)	667,829
80,000	5.25%, 08/16/17 (c)	79,998
		1,998,456
Minnesota: 0.6%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	102,465
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	188,388
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	260,010
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	122,630
		673,493
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 08/28/17 (c)	20,060
Missouri: 0.5%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	497,895
85,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 08/31/17 (c)	85,954
		583,849
Montana: 0.4%
500,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	500,845
Nevada: 0.5%
500,000	City of Reno, Nevada Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 08/31/17 (c)	499,990
100,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	119,851
		619,841
New Hampshire: 0.2%
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	289,983
New Jersey: 8.5%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	70,904
240,000	Garden State Preservation Trust , Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 3.07%, 11/01/22 ^	212,105
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	817,065
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	82,470
100,000	4.25%, 06/15/22 (c)	102,784
600,000	5.00%, 06/15/19	629,418
500,000	5.00%, 06/15/20	534,500
165,000	5.00%, 06/15/22	181,167
150,000	5.00%, 06/15/22 (c)	164,411
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
195,000	4.88%, 09/15/19	200,770
225,000	5.13%, 08/20/22 (c)	246,710
50,000	5.75%, 09/15/22 (c)	55,573
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	417,680
100,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	97,207
520,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	547,295
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
250,000	5.00%, 03/01/21	266,487
250,000	5.00%, 03/01/23 (c)	267,537
500,000	5.00%, 03/01/23 (c)	529,890
375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/21	401,186
250,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	283,112
100,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	113,334
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	428,540
265,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	289,714
350,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	384,440
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	755,736
300,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	334,053
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	80,679
250,000	5.00%, 06/01/20	273,112
100,000	5.00%, 06/01/27	116,539
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,085,000	4.50%, 08/16/17 (c)	1,089,080
75,000	5.00%, 08/16/17 (c)	75,107
		10,048,605
New Mexico: 0.3%
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	249,053
150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 08/31/17 (c)	148,571
		397,624
New York: 6.7%
	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB)
400,000	5.00%, 07/15/23	468,220
250,000	5.00%, 07/15/24	295,412
100,000	5.00%, 07/15/26	119,493
100,000	5.00%, 01/15/27 (c)	117,973
100,000	5.00%, 01/15/27 (c)	119,253
700,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	716,849
500,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	543,665
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 08/31/17 (c)	25,066
100,000	5.00%, 08/31/17 (c)	100,288
65,000	5.00%, 08/31/17 (c)	65,196
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	117,833
	New York State Dormitory Authority, Medical Ceneter Obligated Group (RB)
300,000	5.00%, 12/01/26	347,697
300,000	5.00%, 06/01/27 (c)	345,216
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	50,735
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	746,872
305,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	326,097
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
575,000	5.00%, 08/01/18	592,417
125,000	5.00%, 08/01/19	131,994
35,000	5.00%, 08/01/21	38,432
135,000	5.00%, 08/01/21 (c)	145,568
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	39,021
50,000	5.00%, 01/01/22	56,937
190,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	207,408
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
495,000	5.00%, 07/01/18	510,840
25,000	5.00%, 07/01/21 (c)	27,988
185,000	Suffolk County, New York, Series A (GO) 5.00%, 05/15/20	203,541
500,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/18 (c)	503,080
	Town of Oyster Bay, New York Public Improvement (GO)
95,000	3.00%, 08/31/17 (c)	93,832
55,000	3.00%, 08/31/17 (c)	53,913
505,000	3.00%, 08/31/17 (c)	504,591
35,000	3.00%, 08/31/17 (c)	34,809
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	82,293
70,000	5.00%, 06/01/27	83,148
80,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	86,210
		7,901,887
North Carolina: 0.5%
150,000	North Carolina Medical Care Commission, Hospital Refundidng Bonds, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	165,734
350,000	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien (RB) 5.00%, 01/01/25	412,482
		578,216
Ohio: 7.2%
250,000	American Municipal Power Prairie State Energy Campus Project, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	266,325
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,800,000	5.13%, 08/16/17 (c)	3,575,040
1,200,000	5.38%, 08/16/17 (c)	1,142,244
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	101,726
250,000	County of Allen, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	276,300
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	53,108
135,000	5.00%, 02/15/20	143,644
	Cuyahoga County, Ohio Hospital, the Metrohealth System (RB)
250,000	5.00%, 02/15/25	285,655
50,000	5.00%, 02/15/26	57,398
250,000	5.00%, 02/15/27	287,385
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	10,201
1,285,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	581,630
420,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	436,090
340,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	153,153
550,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	544,472
780,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	352,724
500,000	Ohio Water Development Authority, Firstenergy Nuclear Generation Project, Series C (RB) 3.95%, 05/01/20 (p)	225,285
		8,492,380
Oklahoma: 0.2%
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	244,308
Oregon: 0.2%
180,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	185,969
Pennsylvania: 5.4%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	233,282
	Allentown PA Neighborhood Improvement Zone, Authority Tax (RB)
250,000	5.00%, 05/01/22	269,307
250,000	5.00%, 05/01/27	275,727
650,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	292,857
80,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 13 (RB) 5.00%, 08/01/25	95,560
85,000	County of Allegheny PA, General Obligation Refunding Bonds, Series C (GO) 5.00%, 11/01/26	104,011
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	251,382
250,000	5.00%, 10/15/27	262,052
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	150,806
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	241,925
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	128,111
175,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	180,730
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
425,000	5.00%, 06/30/19	453,041
160,000	5.00%, 12/31/19	173,131
80,000	5.00%, 12/31/20	88,656
250,000	5.00%, 12/31/21	282,640
125,000	5.00%, 12/31/23	145,495
650,000	5.00%, 12/31/24	764,101
300,000	5.00%, 06/30/26 (c)	355,347
130,000	5.00%, 06/30/26	154,551
500,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	504,090
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	268,157
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	160,878
100,000	Philadelphia Gas Works, Fourteenth Series (RB) 5.00%, 10/01/26	120,172
100,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB) 5.00%, 08/31/17 (c)	100,142
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	250,157
125,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	129,769
		6,436,077
Puerto Rico: 0.7%
	Puerto Rico Convention Center District Authority Hotel Occupancy, Series A (RB) (FGIC)
100,000	4.13%, 08/31/17 (c) #	57,825
100,000	4.75%, 08/31/17 (c) #	57,600
10,000	5.00%, 08/31/17 (c)	10,035
405,000	Puerto Rico Highways and Transportation Authority (RB) (FGIC) 5.75%, 08/31/17 (c) #	246,055
100,000	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC) 5.25%, 07/01/18 ^	96,523
	Puerto Rico Highways and Transportation Authority, Series K (RB)
100,000	5.00%, 08/31/17 (c) (d) * #	23,281
95,000	5.00%, 08/31/17 (c) #	22,075
75,000	5.00%, 08/31/17 (c) #	17,441
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	5.00%, 08/31/17 (c) (d) * #	23,268
10,000	4.13%, 08/31/17 (c) (d) * #	2,326
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21 #	9,311
	Puerto Rico Sales Tax Financing Corp., Balance-First (RB)
65,000	5.00%, 08/01/18 #	16,816
65,000	5.50%, 08/01/19 (c) #	16,963
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c) #	16,963
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	124,500
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19 #	45,290
		786,272
Rhode Island: 0.6%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	190,204
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	543,765
		733,969
South Carolina: 0.8%
100,000	Charleston Educational Excellence Financing Corporation Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	119,849
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	358,085
500,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	501,560
		979,494
Tennessee: 0.5%
	Clarksville Natural Gas Acquisition Corp. (RB)
200,000	5.00%, 12/15/19	215,484
25,000	5.00%, 12/15/21	27,998
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	92,443
250,000	Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series C (RB) 5.00%, 02/01/19	263,455
		599,380
Texas: 7.2%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	143,249
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	579,419
1,000,000	4.75%, 07/01/24	1,086,140
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	534,595
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	427,320
100,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	104,956
35,000	Dallas/Fort Worth International Airport Joint, Series E (RB) 4.00%, 11/01/19	37,147
120,000	Dallas/Fort Worth International Airport Joint, Series F (RB) 5.00%, 11/01/20 (c)	133,775
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	350,598
300,000	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB) 5.00%, 11/15/20	334,329
100,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	102,746
470,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	492,048
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	112,544
100,000	5.00%, 07/01/24	113,802
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	3.38%, 08/15/21	249,765
100,000	4.00%, 08/15/21 (c)	99,774
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	95,704
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	85,494
85,000	5.50%, 08/01/22	99,073
55,000	5.50%, 08/01/24	66,153
125,000	5.50%, 08/01/25	151,718
110,000	5.50%, 08/01/27	135,090
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	499,257
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	202,418
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	536,835
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	78,404
20,000	5.25%, 12/15/19	21,674
240,000	5.25%, 12/15/21	271,380
155,000	5.25%, 12/15/22	177,619
15,000	5.25%, 12/15/23	17,309
60,000	5.25%, 12/15/24	69,809
100,000	5.25%, 12/15/25	116,295
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	21,058
115,000	5.00%, 12/15/21	131,635
70,000	5.00%, 12/15/22 (c)	80,519
105,000	5.00%, 12/15/22	122,758
115,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
	6.00%, 01/01/21 (c)	122,593
500,000	Tyler Health Facilities Development Corp., Series A (RB) 5.25%, 11/01/17 (c)	500,320
		8,505,322
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	164,990
Virgin Islands: 2.8%
	Virgin Islands Public Finance Authority, Series A (RB)
250,000	5.00%, 10/01/19 (c)	205,625
500,000	5.00%, 10/01/20 (c)	406,250
800,000	5.00%, 10/01/20	697,000
65,000	6.75%, 10/01/19	58,397
	Virgin Islands Public Finance Authority, Series B (RB)
775,000	5.00%, 10/01/18	728,965
30,000	5.00%, 10/01/19 (c)	24,375
400,000	5.00%, 10/01/19	358,364
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	620,625
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 08/31/17 (c)	47,813
150,000	5.00%, 08/31/17 (c)	97,875
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 08/31/17 (c)	34,513
		3,279,802
Virginia: 1.5%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,654
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	97,346
125,000	5.00%, 12/01/24	141,771
270,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	282,601
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.87%, 06/01/20 (p)	686,460
500,000	2.15%, 09/01/20 (p)	509,285
		1,743,117
Washington: 1.5%
105,000	Clark County Public Utility District No 1, Electric System Revenue and Refunding Bonds (RB) 5.00%, 01/01/26 (c)	126,923
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	158,427
750,000	Washington State Housing Finance Commission, Herons Key Senior, Series B (RB) 5.50%, 01/01/18 (c)	751,470
500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 4.00%, 01/01/25 (c)	518,035
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB) 3.75%, 07/01/26	239,010
		1,793,865
West Virginia: 0.5%
400,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	401,400
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	180,326
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	66,916
		648,642
Wisconsin: 1.2%
250,000	Public Finance Authority Educational, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	249,792
200,000	Public Finance Authority North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	202,368
670,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	718,649
250,000	Wisconsin Public Power Inc., Power Supply System Revenue Bonds, Series A (RB) (AGM) 5.25%, 07/01/18 (c)	259,842
		1,430,651
Total Municipal Bonds: 99.3% (Cost: $120,383,726)		117,641,179
Other assets less liabilities: 0.7%		883,915
NET ASSETS: 100.0%		$118,525,094

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $555,214 which represents 0.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $8,510 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	7.6%	$8,908,025
Health Care	17.3	20,368,967
Housing	0.9	1,061,285
Industrial Revenue	24.3	28,635,998
Leasing	4.8	5,669,277
Local	6.8	8,052,509
Power	2.6	3,028,296
Solid Waste/Resource Recovery	0.6	694,510
Special Tax	11.0	12,888,564
State	7.0	8,239,558
Tobacco	9.0	10,631,827
Transportation	6.0	7,013,594
Water & Sewer	2.1	2,448,769
	100.0%	$117,641,179

The summary of inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$117,641,179	$—	$117,641,179

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2017.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2017 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Pricing Committee of Van Eck Associates Corporation, (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Free 6-8	$3,710,959	$5,104	$(21,702)	$(16,598)
Free 12-17	4,918,962	10,747	(104,689)	(93,942)
Intermediate	1,647,264,282	34,354,712	(10,342,440)	24,012,272
Long	169,025,837	3,203,971	(1,047,624)	2,156,347
Short	250,824,372	1,390,160	(504,240)	885,920
CEF Municipal	95,309,449	780,001	(1,445,483)	(665,482)
High-Yield	2,018,674,440	76,379,212	(46,734,630)	29,644,582
Pre-Refunded	14,467,428	164,470	(5,395)	159,075
Short High-Yield	120,160,916	1,793,091	(4,312,828)	(2,519,737)

Other– High-Yield and Short High-Yield invest in Puerto Rico municipal securities that currently experience significant financial difficulties. Particularly, the Funds may be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. The market for these investments may be limited, which may make them difficult to buy or sell. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of these Funds’ portfolios and the repayment of such bonds are subject to significant uncertainties. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected.

The Adviser continues to monitor the events in Puerto Rico surrounding the debt crisis. Over the past two years, Puerto Rico has defaulted on principal and interest payments due to municipal bond holders for a number of municipal issues, including issues held by the Funds. The Funds continue to be impacted by the overall increase in securities in default of interest and/or principal obligations due to the crisis though not materially. The U.S. Congress passed legislation for Puerto Rico in 2016 enabling the Governor to suspend debt service payments on general obligation bonds and other constitutionally protected debt. The U.S. Congress also passed legislation in 2016 giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized an oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring. Over the past two years, the Puerto Rican legislation and Governor have enacted legislation or executive orders to cut costs, raise tax revenue, prioritize payments for essential services, reduce debt and restructure debt payments. Some of these actions have been opposed by bond creditors and have been blocked by the courts.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: September 26, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2017